As filed with the Securities and Exchange Commission on September 13, 2018

1933 Act File No.  33-7638

1940 Act File No. 811-4777

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 81

AND

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 83

MFS® SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Christopher R. Bohane, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199-7632

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☒ on September 14, 2018 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(i)

☐ on [date] pursuant to paragraph (a)(i)

☐ 75 days after filing pursuant to paragraph (a)(ii)

☐ on [date]pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

December 29, 2017 (As Amended September 14, 2018)

PROSPECTUS

MFS® U.S. Government Cash Reserve Fund

The investment objective of the fund is to seek current income consistent with preservation of capital and liquidity.

CLASS	TICKER SYMBOL
Class A	MSRXX
Class B	MCRXX
Class C	MCCXX
Class I*	CRHXX
Class 529A	MACXX
Class 529B	MRBXX
Class 529C	MRCXX
Class R1	CRVXX
Class R2	CRMXX
Class R3	CRJXX
Class R4	CRKXX
Class R6*	CRRXX

*Expected to be offered on September 18, 2018.

The Securities and Exchange Commission has not approved or disapproved the fund’s shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

LMM-PRO-091418

MFS U.S. Government Cash Reserve Fund

Summary of Key Information

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy and hold shares of the fund, which are not reflected below. Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements.

Shareholder Fees (fees paid directly from your investment):

Share Class	A AND 529A	B AND 529B	C AND 529C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Share Class	A	B	C	I	529A	529B	529C	R1	R2	R3	R4	R6
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	None	None
Other Expenses	0.26%	0.26%	0.26%	0.26%	0.31%	0.31%	0.31%	0.26%	0.26%	0.26%	0.26%	0.18%
Total Annual Fund Operating Expenses	0.91%	1.66%	1.66%	0.66%	0.96%	1.71%	1.71%	1.66%	1.16%	0.91%	0.66%	0.58%
Fee Reductions and/or Expense Reimbursements[1]	(0.25)%	(1.00)%	(1.00)%	0.00%	(0.25)%	(1.00)%	(1.00)%	(1.00)%	(0.50)%	(0.25)%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.66%	0.66%	0.66%	0.66%	0.71%	0.71%	0.71%	0.66%	0.66%	0.66%	0.66%	0.58%

1                 MFS Fund Distributors, Inc., has agreed in writing to waive the Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2 and Class R3 service fee to 0.00% of the class’ average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2019. MFS Fund Distributors, Inc., has agreed in writing to waive the Class B, Class C, Class 529B, Class 529C, Class R1 and Class R2 distribution fee to 0.00% of the class’ average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2019.

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MFS U.S. Government Cash Reserve Fund

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$67	$258	$472	$1,090
Class B Shares assuming
redemption at end of period	$467	$694	$978	$1,652
no redemption at end of period	$67	$394	$778	$1,652
Class C Shares assuming
redemption at end of period	$167	$394	$778	$1,855
no redemption at end of period	$67	$394	$778	$1,855
Class I Shares	$67	$211	$368	$822
Class 529A Shares	$73	$274	$499	$1,148
Class 529B Shares assuming
redemption at end of period	$473	$710	$1,004	$1,708
no redemption at end of period	$73	$410	$804	$1,708
Class 529C Shares assuming
redemption at end of period	$173	$410	$804	$1,909
no redemption at end of period	$73	$410	$804	$1,909
Class R1 Shares	$67	$394	$778	$1,855
Class R2 Shares	$67	$303	$575	$1,350
Class R3 Shares	$67	$258	$472	$1,090
Class R4 Shares	$67	$211	$368	$822
Class R6 Shares	$59	$186	$324	$726

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.  MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 per share price, liquidity, and income.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund are:

Interest Rate Risk:  In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall.  A major or unexpected increase in interest rates could cause the fund’s share price to decrease to below $1.00 per share.

Credit and Market Risk: The value of a money market instrument depends on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment.  The value of a money market instrument can also decline in response to changes in, or perceptions of, the financial condition of the issuer or borrower, changes in, or perceptions of, specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in, or perceptions of, general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Redemption Risk: Large or frequent redemptions could cause the fund’s share price to decrease to below $1.00 per share.

Issuer Focus Risk:  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance could be more volatile than the performance of more diversified funds.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

Performance information prior to July 1, 2014, reflects time periods when the fund was not considered a U.S. Government money market fund and had different investment policies and strategies. The fund’s investment policies and strategies changed effective July 1, 2014. The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

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MFS U.S. Government Cash Reserve Fund

Class A Bar Chart.

The total return for the six-month period ended June 30, 2018, was 0.42%. During the period(s) shown in the bar chart, the highest quarterly return was 0.86% (for the calendar quarter ended March 31, 2008) and the lowest quarterly return was 0.00% (for the calendar quarter ended March 31, 2017).

Performance Table.

Average Annual Total Returns

(For the Periods Ended December 31, 2017)

Share Class	1 YEAR	5 YEARS	10 YEARS
A Shares	0.20%	0.04%	0.23%
B Shares	(3.80)%	(0.36)%	0.14%
C Shares	(0.80)%	0.04%	0.14%
I Shares	0.20%	0.04%	0.23%
529A Shares	0.17%	0.03%	0.21%
529B Shares	(3.83)%	(0.37)%	0.13%
529C Shares	(0.83)%	0.03%	0.13%
R1 Shares	0.20%	0.04%	0.14%
R2 Shares	0.20%	0.04%	0.19%
R3 Shares	0.20%	0.04%	0.21%
R4 Shares	0.20%	0.04%	0.23%
R6 Shares	0.20%	0.04%	0.23%

Investment Adviser

MFS serves as the investment adviser for the fund.

Purchase and Sale of Fund Shares

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the “NYSE”) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, c/o DST Asset Manager Solutions, Inc., 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

Effective on or about November 1, 2018, the paragraph directly above is restated as follows:

You may purchase and redeem shares of the fund each day the New York Stock Exchange (the “NYSE”) is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, Suite 219341, 430 W 7th Street, Kansas City, MO 64105-1407), by mail ([Fund Name], P.O. Box 219341, Kansas City, MO 64121-9341), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class I, Class R1, Class R2, Class R3, Class R4, Class R6	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Taxes

If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. The fund expects that substantially all its distributions will consist of investment income taxable as ordinary income. If your shares are held in a tax-advantaged account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.

Investment Objective, Strategies, and Risks

Investment Objective

The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.  MFS normally invests at least 80% of the fund’s net

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MFS U.S. Government Cash Reserve Fund

assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS follows U.S. Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 per share price, liquidity, and income.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Investment Types

The principal investment types in which the fund may invest are:

U.S. Government Money Market Instruments:  U.S. Government money market instruments are short-term instruments issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity that pay a fixed, variable, or floating interest rate. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Repurchase Agreements:  Repurchase agreements are agreements to buy a security from a third party at one price, with simultaneous agreements to sell it back to the third party at an agreed-upon price.

Principal Risks

The fund’s yield will change daily based on changes in interest rates and other market, economic, industry, political, regulatory, geopolitical, and other conditions. You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund are:

Interest Rate Risk:  In general, the price of a money market instrument falls when interest rates rise and rises when interest rates fall.  A major or unexpected increase in interest rates could cause the fund’s share price to decrease to below $1.00 per share.

Credit and Market Risk: The value of a money market instrument depends on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment.  The value of a money market instrument can also decline in response to changes in, or perceptions of, the financial condition of the issuer or borrower, changes in, or perceptions of, specific market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and changes in, or perceptions of, general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Redemption Risk: Large or frequent redemptions could cause the fund’s share price to decrease to below $1.00 per share.

Issuer Focus Risk:  If MFS invests a significant percentage of the fund’s assets in a single issuer or small number of issuers, the fund’s performance will be affected by economic, industry, political, regulatory, geopolitical, and other conditions that impact that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Liquidity Risk:  Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical, and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment.  At times, all or a significant portion of a market may not have an active trading market. Without an active trading market, it may be difficult to value, and it may not be possible to sell, these investments and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.  The prices of illiquid securities may be more volatile than more liquid investments.

Counterparty and Third Party Risk:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.  If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the fund.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Other Investment Strategies and Risks

Temporary Defensive Strategy:  In response to adverse market, economic, industry, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes. When MFS invests defensively, different factors could affect the fund’s performance and the fund may not achieve its investment objective. In addition, the defensive strategy may not work as intended.

Further Information on Investment Strategies, Types, and Risks:  Information about investment strategies and investment types not described in the prospectus and the risks associated with those investment strategies and investment types are described in the fund’s Statement of Additional Information (SAI).

Management of the Fund

Investment Adviser

MFS, located at 111 Huntington Avenue, Boston, Massachusetts 02199, serves as the investment adviser for the fund.  Subject to the supervision of the fund’s Board of Trustees, MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

For the fiscal year ended August 31, 2017, the fund paid MFS an effective management fee equal to 0.24% of the fund’s average daily net assets.

The management fee set forth in the Investment Advisory Agreement is 0.40% of the fund’s average daily net assets annually.

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MFS U.S. Government Cash Reserve Fund

MFS has voluntarily agreed to waive all or a portion of the management fee of the fund and bear some or all of the fund’s expenses to avoid a negative yield for the fund. MFS may terminate this voluntary waiver at any time.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the fund’s average daily net assets.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Advisory Agreement is available in the fund’s annual report for the one-year period ended August 31, 2017.

MFS is America’s oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $484 billion as of July 31, 2018.

Disclosure of Portfolio Holdings. The fund has established a policy with respect to the disclosure of fund portfolio holdings. A description of this policy is provided in the SAI.

The following information is generally available to you at mfs.com/openendfunds by choosing the fund’s name:

Information	Approximate Date of Posting
Fund’s top 10 holdings as of each month’s end	11 days after month end
Fund’s full holdings as of each month’s end (under “Monthly Portfolio Holding Reports”)	5 business days after month end
Fund’s full holdings as of each month’s end (under “Full and Historical Holdings”)	19 days after month end

Note that the fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on mfs.com until at least the date on which the fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the mfs.com information is current.

Administrator

MFS provides the fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the fund and MFS. Under the Agreement, MFS is paid an annual fee for providing these services.

Distributor

MFS Fund Distributors, Inc. (“MFD”), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund.

Shareholder Servicing Agent

MFS Service Center, Inc. (“MFSC”), a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee based on the costs it incurs in providing these services and a target profit margin. In addition, MFSC is reimbursed for payments made to service providers that provide certain sub-accounting and other shareholder services (shareholder servicing payments) and its out-of-pocket expenses. No shareholder servicing payments are made for Class R6 shares.

Program Manager(s)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended, through which 529 share classes of the fund are included as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Master 529 Administrative Services Agreement, the fund pays MFD an annual fee of up to 0.05% of the average daily net assets attributable to each 529 share class. MFD pays all or a portion of this fee to third parties.

Qualified tuition program accounts for which MFD serves as program manager may be subject to a $25 annual account maintenance fee. Please consult the program description for your particular qualified tuition program for a discussion of account fees as well as the fees paid to and services received from the program manager.

Description of Share Classes

The fund offers Class A, Class B, Class C, Class I, Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares through this prospectus. All classes of the fund have the same investment objective and investments, but each class has its own sales charge and expense structure. Your financial intermediary may also charge you additional fees, commissions, or other charges. You should consult with your financial intermediary to help you determine which class is most appropriate for you. Your financial intermediary is responsible for determining if you meet any share class eligibility requirements. Class A, Class B, and Class C shares do not have any share class eligibility requirements. MFS does not generally monitor any share class eligibility requirements.

Share Class Eligibility

Class I shares generally are available only to the following eligible investors:

•                  certain retirement plans established for the benefit of employees and former employees of MFS or its affiliates;

•                  defined benefit retirement plans, endowments or foundations;

•                  bank trust departments or law firms acting as trustee or manager for trust accounts;

•                  investors who purchase shares through asset-based fee programs available through financial intermediaries;

•                  employees and former employees of MFS and its subsidiaries who were employed by MFS or its subsidiaries on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts with such persons’ spouses or legal equivalents under applicable state law; and

•                  trustees and former trustees of any investment company for which MFD serves as a distributor and who served as trustee on or after January 1, 2013, trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, and joint accounts

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MFS U.S. Government Cash Reserve Fund

with such persons’ spouses or legal equivalents under applicable state law.

Class I shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class I shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class I shares through such programs.

Class 529A, Class 529B and Class 529C shares generally are available only to qualified tuition programs for which MFD serves as program manager established in accordance with Section 529 of the Internal Revenue Code of 1986, as amended (tuition programs).

Class R1, Class R2, Class R3, and Class R4 shares generally are available only to eligible retirement plans (401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level (“Employer Retirement Plans”)), and health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level.

Class R1, Class R2, Class R3, and Class R4 shares generally are not available to traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, salary reduction only 403(b) plans, and Section 529 tuition plans.

Class R6 shares generally are available only to the following eligible investors:

•                  Employer Retirement Plans;

•                  health savings accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the fund at an omnibus level;

•                  investment companies distributed by MFD;

•                  endowments and foundations, local, city and state agencies (or entities acting on their behalf);

•                  funded welfare benefit plans (e.g., Voluntary Employees’ Beneficiary Association (VEBA) and Other Post-Employment (OPEB) plans);

•                  unaffiliated registered investment companies;

•                  collective investment trusts; and

•                  investors who purchase shares through asset-based fee programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Class R6 shares are also available to other institutional investors who have entered into an agreement with MFD to purchase Class R6 shares and investors who purchase shares through brokerage programs of certain financial intermediaries that have entered into an agreement with MFD to offer Class R6 shares through such programs.

Conversion Among Share Classes

If you hold Class B or Class 529B shares for approximately eight years, they will convert to Class A or Class 529A shares of the fund, respectively. All Class B or Class 529B shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class B or Class 529B shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class B or Class 529B shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

If you hold Class C or Class 529C shares for approximately ten years, they will convert to Class A or Class 529A shares of the fund, respectively. All Class C or Class 529C shares you acquire through the reinvestment of dividends and distributions will be held in a separate sub-account. Each time any Class C or Class 529C shares in your account convert to Class A or Class 529A shares, a proportionate number of the Class C or Class 529C shares in the sub-account will also convert to Class A or Class 529A shares, respectively.

Shareholders may be able to convert between Class A shares and Class I shares of the fund if they satisfy eligibility requirements for the other class, if any.  Class I shareholders may be able to convert their Class I shares to Class R6 shares of the fund if they satisfy eligibility requirements of Class R6 shares.

Class C and Class 529C shareholders of the fund may be able to convert their shares to Class A shares and Class 529A shares, respectively, of the fund if their financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.  Class C shareholders also may be able to convert their Class C shares not subject to a CDSC to Class I shares of the fund if they satisfy eligibility requirements of Class I shares.

If a shareholder converts from one share class to another share class of the fund, as described above, the transaction will be based on the respective net asset value of each class as of the trade date for the conversion. Consequently, the converting shareholder may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. The total value of the initially held shares, however, will equal the total value of the converted shares received. A conversion between share classes in the same fund, as described above, is a nontaxable event.

Sales Charges and Waivers and Reductions

You may be subject to a CDSC when you redeem Class B, Class C, Class 529B, or Class 529C shares. These sales charges are paid to MFD.

You may qualify for a sales charge waiver when you redeem shares. The waivers that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  Further details regarding these waivers are provided in Appendix A of the prospectus, which is available to you free of charge and on funds.mfs.com. You or your financial intermediary must inform MFSC upon redeeming fund shares of your eligibility for a sales charge waiver. Waivers may be eliminated, modified, and added at any time without providing advance notice to shareholders.

Class A and Class 529A Shares.  You may purchase Class A and Class 529A shares at net asset value without an initial sales charge or a CDSC upon redemption. If you exchange Class A shares of another MFS fund that are subject to a CDSC into the fund, you will pay the CDSC, if applicable, upon redemption of such shares from the fund.

Class B and Class 529B Shares.  You may purchase Class B and Class 529B shares at net asset value without an initial sales charge, but if you redeem your shares within the first six years after purchase, you may be subject to a CDSC (declining from 4% during the first year to 0% after six years).

The CDSC is imposed according to the following schedule:

Year of redemption after purchase	1st	2nd	3rd	4th	5th	6th	7th
Contingent deferred sales charge	4%	4%	3%	3%	2%	1%	0%

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MFS U.S. Government Cash Reserve Fund

Class C and Class 529C Shares.  You may purchase Class C or Class 529C shares at net asset value without an initial sales charge. However, a CDSC of 1% will generally be deducted from your redemption proceeds if you redeem within 12 months of your purchase.

Class I Shares.  Eligible investors may purchase Class I shares at net asset value without an initial sales charge or a CDSC upon redemption.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  Eligible investors may purchase Class R1, Class R2, Class R3, Class R4, and Class R6 shares at net asset value without an initial sales charge or a CDSC upon redemption.

Calculation Of CDSC.  As discussed above, certain investments in Class A, Class B, Class C, Class 529B, and Class 529C shares are subject to a CDSC. For purposes of calculating the CDSC, purchases made on any day during a calendar month will age one month at the close of business on the last day of that month, and at the close of business on the last day of each subsequent month.  The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the CDSC, if you sell only some of your shares, shares not subject to a CDSC are sold first, followed by shares held the longest.

Shares acquired through reinvestment of distributions are not subject to a CDSC.

Distribution and Service Fees

The fund has adopted a plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “Distribution Plan”). Under the Distribution Plan, the fund pays distribution and/or service fees to MFD to support the sale and distribution of Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, and Class R3 shares, and/or shareholder servicing and account maintenance activities. These distribution and/or service fees equal on an annual basis up to the following maximum percentages of average daily net assets of the class:

CLASS	MAXIMUM DISTRIBUTION FEE	MAXIMUM SERVICE FEE	MAXIMUM TOTAL DISTRIBUTION AND SERVICE FEE
Class A	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

These fees are paid out of fund assets of the applicable class of shares. Because these fees are an ongoing expense of the fund, they increase the cost of your investment over time and may cost you more than other types of sales charges.

MFD has agreed in writing to waive the Class A, Class B, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2 and Class R3 service fee to 0.00% of the class’ average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2019. MFD has agreed in writing to waive the Class B, Class C, Class 529B, Class 529C, Class R1 and Class R2 distribution fee to 0.00% of the class’ average daily net assets annually until modified by the fund’s Board of Trustees, but such agreement will continue until at least December 31, 2019. MFD has voluntarily agreed to rebate to the class a portion of such class’ 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to seed money of MFS or an affiliate.

The fund has not adopted a Rule 12b-1 plan with respect to its Class I, Class R4, or Class R6 shares.

Financial Intermediary Compensation

The term “financial intermediary” refers to any broker/dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company, and any other institution having a selling, administration, or any similar agreement with MFD, MFS, or any of their affiliates.

Financial intermediaries receive various forms of compensation in connection with the sale of shares of a fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders and Distribution Plan distribution and service payments received by MFD from the fund, (ii) in the form of 529 administrative services payments paid by MFD, (iii) in the form of shareholder servicing payments paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the fund, and (iv) in the form of payments paid by MFD from MFD’s own additional resources.

Financial intermediaries may receive up-front commissions of up to the following percentage amounts for sales of the following share classes:

SHARE CLASS	UP FRONT COMMISSION AS A PERCENTAGE OF OFFERING PRICE
Class A or Class 529A	N/A
Class B or Class 529B	3.75%
Class C or Class 529C	1.00%

In addition, financial intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the MFS funds, to cooperate with MFD’s promotional efforts and/or in recognition of their marketing, administrative services, and/or transaction processing support. This compensation from MFD is not reflected in the fees and expenses listed in the fee table section of the fund’s prospectus.  MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary.

These additional payments by MFD may take the form of payments to financial intermediaries that provide marketing support and administrative services to MFD with respect to fund shares sold or held through the financial intermediary’s distribution network and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. MFD may also make payments to financial intermediaries to help offset the cost associated with client

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MFS U.S. Government Cash Reserve Fund

account maintenance support, statement preparation, and transaction processing. To the extent permitted by SEC (U.S. Securities and Exchange Commission) and FINRA (Financial Industry Regulatory Authority) rules and other applicable laws and regulations, MFD may make other payments or allow other promotional incentives or payments to financial intermediaries.

The types of payments described above are not exclusive and such payments can be significant to the financial intermediary. In addition, the compensation that financial intermediaries receive may vary by class of shares sold and among financial intermediaries. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular fund or share class.

You can find further details in the SAI about the payments made by MFD and its affiliates and the services provided by financial intermediaries. Financial intermediaries may charge you additional fees and/or commissions other than those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries that sell fund shares may also act as a broker/dealer in connection with a MFS fund’s purchase or sale of portfolio securities. However, the fund and MFS do not consider financial intermediaries’ sales of shares of an MFS fund as a factor when choosing broker/dealers to effect portfolio transactions for the MFS funds.

How To Purchase, Redeem, and Exchange Shares

You may purchase, redeem, and exchange shares of the fund in the manner described below. The fund is generally only available to U.S. residents with a valid U.S. tax identification number (and to certain other qualified investors). If you buy or sell shares of a fund through a retirement account, Section 529 plan, or financial intermediary, the procedures for buying, selling, and exchanging shares of the fund and the features, policies, and fees may differ from those discussed in this prospectus. Investment minimums may be waived or reduced for certain types of investors and investments and your financial intermediary may have additional minimums.

How to Purchase Shares

Your shares will be bought at the net asset value per share next calculated after your purchase order is received in proper form. Your financial intermediary is responsible for transmitting your purchase order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any purchase order that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of purchase; contact MFSC if you have questions about your particular circumstances. Certain restrictions apply to the use of a transfer on death registration.  You or your financial intermediary should contact MFSC to obtain a Transfer on Death registration form and for information regarding MFSC’s other requirements for transfer on death registrations. If payment for a purchase order is not received by the time required under applicable law, your purchase order may be cancelled and your financial intermediary could be liable for any costs or losses.

The fund may reject for any reason, or cancel as permitted or required by law, any purchase orders. The fund may stop offering shares completely, or may offer shares only on a limited basis, for a period of time or permanently.

The fund is required by law to obtain from you certain information that will be used to verify the identity of the account owner. If you do not provide the information, the fund will not be able to open your account. The fund must also take certain steps to verify that the account information you provide is correct.

Class A, Class B, and Class C Shares.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class B share purchases or $999,999 for Class C share purchases, you will not be able to purchase Class B or Class C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

The fund or its agents may at their discretion accept a purchase request for Class B shares or Class C shares that would otherwise exceed the total account value limitation of $99,999 and $999,999, respectively, under certain circumstances, including purchases by certain types of group or sponsored retirement plans.

Class I Shares.  You can establish an account through your MFD representative, by having your financial intermediary process your purchase, or by contacting MFSC directly.

Class R1, Class R2, Class R3, Class R4, and Class R6 Shares.  You can establish an account through your financial intermediary or by contacting MFSC directly.  For Class R6 investors, you can also establish your account through your MFD representative.

529 Share Classes.  You can establish an account by having your financial intermediary process your purchase or by contacting MFSC directly.

Purchases of Class 529B shares are subject to a total account value limitation at the time of purchase of $99,999, and purchases of Class 529C shares are subject to a total account value limitation at the time of purchase of $999,999. If your existing accounts for all share classes held with the MFS funds have a total value equal to $99,999 for Class 529B share purchases or $999,999 for Class 529C share purchases, you will not be able to purchase Class 529B or Class 529C shares, as applicable. For the purpose of determining your total account value, existing accounts for all share classes held with the MFS funds that are linked under a Letter of Intent or Right of Accumulation will be included.

In addition, the Internal Revenue Code of 1986, as amended, and tuition programs impose a maximum total contribution limitation for designated beneficiaries on behalf of whom assets under tuition programs are held, which may result in a limitation on your ability to purchase the fund’s 529 share classes. Please see the program description for details concerning the maximum contribution limitation and its application. An account owner of a newly-established account under a tuition program in which the designated beneficiary is age 12 or older will not be permitted to purchase Class 529B shares, unless the newly established account results from a transfer of registration from another MFS fund account. Please see the program description for details and additional restrictions.

Additional Purchases

You may purchase additional shares through your financial intermediary or MFSC.

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MFS U.S. Government Cash Reserve Fund

Additional Purchases Directly Through MFSC.

•                  Mail.  You may purchase additional shares by mailing a check with your investment instructions to MFSC.

•                  Telephone.  You may purchase additional shares by phone from your pre-designated bank account. You must elect this privilege on your account application or service application.  Purchases via telephone are not available for certain types of accounts.

•                  Internet.  You may purchase additional shares from a pre-designated bank account via the Internet at mfs.com (MFS Access). You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service. Purchases via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

•                  Wire.  To purchase additional shares by wire, call MFSC for instructions.

•                  Automatic Investment Plan.  You may purchase additional shares by automatically investing a designated amount from your checking or savings account on any day of the month. You must elect this privilege on your account application or service application.

Additional Purchases Through Your Financial Intermediary.  You can have your financial intermediary purchase shares on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

How to Redeem Shares

Your shares will be sold at the net asset value per share next calculated after your redemption order is received in proper form, minus any applicable CDSC and/or other fees.  Your financial intermediary is responsible for transmitting your redemption order to the fund in proper form and in a timely manner. MFSC reserves the right to reject any redemption request that is not in proper form. The specific requirements for proper form depend on the type of account and transaction and the method of redemption; contact MFSC if you have questions about your particular circumstances. A redemption order in an amount less than or equal to the value of your account (other than an exchange) is considered to be in proper form only with respect to shares in your account for which payment has been received and collected. A new redemption order must be submitted if you wish to redeem your shares for which payment had not been received and collected at the time the prior redemption order was received by the fund. Receiving and collecting payment can take up to seven business days after a purchase. In certain circumstances, you will need to have your signature guaranteed and/or submit additional documentation to redeem your shares. In general, no signature guarantee is required for a redemption order for up to $100,000 that is signed by all owners or fiduciaries identified in the account registration, paid as registered, and mailed to the address of record. However, if you have changed your address of record within 30 days of your redemption order, a signature guarantee may be required.

The fund typically processes your redemption proceeds, after your request is received in proper form, by the end of the next business day for payment by wire and payment processed through DTCC’s Defined Contribution Clearance & Settlement System or Fund/SERV system (financial intermediaries can choose to have payments processed through the Fund/SERV system by the end of the second business day instead of the next business day), and by the end of the second business day for payment by check and Automated Clearing House.  However, the fund may delay processing your redemption request for up to seven days.  Under unusual circumstances, such as when the NYSE is closed, trading on the NYSE is restricted, or as permitted by the SEC, the fund may suspend redemptions or postpone payment for more than seven days.

The fund typically expects to meet redemption requests by holding cash and/or cash equivalents, selling investments, and using overdraft provisions or lines of credit.  The fund may also meet redemption requests by redeeming shares in kind for large redemptions or during stressed market conditions.  If, during any 90-day period, you redeem shares in an amount greater than the lesser of $250,000 or 1% of fund net assets, and if MFS determines it to be feasible and appropriate, the fund may pay the redemption amount above such threshold by a distribution in kind of portfolio securities (redemption in kind).  In the event that the fund makes a redemption in kind, you should expect to incur brokerage and other transaction charges when converting the securities to cash, and the securities will likely increase or decrease in value before you sell them.

You may redeem your shares either by having your financial intermediary process your redemption or by contacting MFSC directly.

Redeeming Directly Through MFSC.

•                  Mail.  To redeem shares by mail, you can send a letter, or the applicable redemption form, to MFSC with the name of the fund, your account number, and the number of shares or dollar amount to be redeemed. MFSC currently charges a fee to send your proceeds via overnight mail.

•                  Telephone.  If a signature guarantee is not required, you can call MFSC to have shares redeemed from your account and proceeds mailed to the address of record on the account. MFSC currently charges a fee to send your proceeds via overnight mail. You can also call MFSC to have shares redeemed from your account and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application if you wish to have proceeds sent to your bank account. Telephone redemptions are not available for certain types of accounts.

•                  Internet.  If a signature guarantee is not required, you can have shares redeemed from your account via the Internet at mfs.com (MFS Access) and the proceeds mailed to the address of record on the account. You can also have shares redeemed from your account via MFS Access and the proceeds sent directly to a pre-designated bank account. You must elect this privilege on your account application or service application and establish a password on MFS Access to use this service.  Redemptions via the Internet are not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares, and certain types of accounts.

•                  Systematic Withdrawal Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $5,000 in your account in the fund, you may elect to automatically receive (or designate someone else to receive) regular periodic payments (of at least $50 if by check) through an automatic redemption of such classes. The Fund may terminate any Systematic

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MFS U.S. Government Cash Reserve Fund

Withdrawal Plan for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a Systematic Withdrawal Plan).  Please contact MFSC or your financial intermediary for details.

•                  Checkwriting.  You may redeem your Class A and Class C shares by writing checks against your account. There is no charge for this service. You must elect this privilege on your account application to use this service. Shares in your account equal in value to the amount of the check plus the applicable CDSC (if any) and any income tax required to be withheld (if any), are redeemed to cover the amount of the check. If your account value is not great enough to cover these amounts, your check will be dishonored. Checkwriting is not available for all accounts.

Redeeming Through Your Financial Intermediary.  You can have your financial intermediary process a redemption on your behalf. Your financial intermediary will be responsible for furnishing all necessary documents to MFSC and may charge you for this service.

Signature Guarantee/Additional Documentation.  If a signature guarantee is required, your signature may be guaranteed by an eligible bank, broker/dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. MFSC may require additional documentation for certain types of registrations and under certain circumstances. Signature guarantees and this additional documentation shall be accepted in accordance with policies established by MFSC, and MFSC may, at its discretion, make certain exceptions to these requirements. Please contact MFSC with any questions and for the requirements for your particular situation.

Share Certificates.  If certificates are outstanding for your shares, you may only redeem such shares by mailing the certificates to MFSC. Telephone, electronic, and systematic withdrawal plan redemptions and checkwriting are not available if certificates are outstanding for your shares.

Involuntary Redemptions.  Because it is costly to maintain small accounts, the MFS funds have reserved the right to redeem your Class A, Class B, or Class C shares without your permission when your account contains less than $500 for any reason, including market fluctuation. Before the fund makes such a redemption, you will be notified and given 60 days to increase your investment to at least $500. Certain accounts are not subject to these provisions.  Any applicable CDSC will be waived for shares redeemed due to the small size of a shareholder’s account.

In addition, the MFS funds have reserved the right to redeem your shares without your permission in cases of threatening conduct or suspicious, fraudulent, or illegal activity.  Any applicable CDSC will be assessed upon redemption of your shares.

How to Exchange Shares

An exchange involves the redemption of shares of one fund and the purchase of shares of another fund.

Exchange Privilege.  You can exchange your shares for shares of the same class of most other MFS funds at their respective net asset values by having your financial intermediary process your exchange request or by contacting MFSC directly. If you exchange Class A or Class 529A shares out of the fund into Class A or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay this initial sales charge if:

•                  the shares of the fund were acquired by an exchange from any other MFS fund except for the MFS U.S. Government Money Market Fund;

•                  the shares exchanged from the fund were acquired by automatic investment of distributions from any other MFS fund; or

•                  the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

You can exchange your Class A shares and your Class I shares of the fund for shares of the MFS U.S. Government Money Market Fund, if available, according to the terms of such fund’s prospectus.

Your ability to exchange your Class 529A, Class 529B, or Class 529C shares of the fund for corresponding Class 529A, Class 529B, and Class 529C shares of other MFS funds may be limited under Section 529 of the Code and the tuition program through which your investment in the MFS funds is made. Please see the program description for details.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC.

Other funds may have different exchange restrictions. You should read the prospectus of the MFS fund into which you are exchanging and consider the differences in investment objectives, policies, and risks, and in fees and expenses, before making an exchange. The exchange privilege may be changed or discontinued at any time, and all exchanges are subject to certain limitations and MFS funds’ policies concerning disruptive trading practices, which are designed to protect the funds and their shareholders from the harmful effects of frequent trading.

The MFS funds allow certain financial intermediaries to place exchange orders on behalf of a group of their discretionary investment advisory clients (“group exchange orders”). As with any exchange request, the funds and their agents reserve the right to reject any group exchange order, and the funds’ agents will generally reject any group exchange order received by the funds or their agents after 1 p.m., Eastern time. In addition, MFD has agreements with certain financial intermediaries which set forth the terms and conditions under which group exchange orders may be placed by these financial intermediaries. These conditions may be more restrictive than those applicable to individual exchange orders, and may include the requirement to provide the funds or their agents with advance notice of group exchange orders.

Automatic Exchange Plan (not available for Class R1, Class R2, Class R3, Class R4, and Class R6 shares).  If you have a balance of at least $2,000 in your account in the fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic periodic exchanges from your account in the fund for shares of the same class of other MFS funds. Exchanges will generally be made at net asset value without any sales charges.

Frequent Trading

General Purchase and Exchange Limitation Policy.  The fund reserves the right to restrict, reject, or cancel, without any prior notice, any purchase or exchange order. MFS anticipates that shareholders will purchase and sell shares of the fund frequently because the fund is intended to serve as a liquid cash investment. As a result, the Board of Trustees of the fund has not adopted policies and procedures designed to discourage frequent fund share transactions.

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MFS U.S. Government Cash Reserve Fund

Frequent Trading Risks.  To the extent that there are large or frequent purchases and /or redemptions in the fund, these purchases and/or redemptions can interfere with the efficient management of the fund’s portfolio, may result in increased transaction and administrative costs, and may adversely impact the fund’s performance.

Other Considerations

Unauthorized Transactions.  MFS will not be responsible for losses that result from unauthorized transactions unless MFSC does not follow procedures reasonably designed to verify your identity. If an account has more than one owner or authorized person, MFSC will accept telephone and online instructions from any one owner or authorized person, except MFSC will require instructions for a redemption from all trustees of trust accounts registered with multiple trustees. It is important that you contact MFSC immediately about any transactions made through MFSC you believe to be unauthorized.

Ability to contact MFSC.  Certain methods of contacting MFSC, such as by mail, telephone, or electronically, may be unavailable or delayed (for example, after natural disasters, during periods of significant/major political, social, or economic instability, or in the event of a cyber security incident).

Unclaimed Accounts and Uncashed Checks.  If your account has no activity for a certain period of time and/or mail sent to you on behalf of the fund is returned by the post office, the fund may be required to transfer your account and any assets related to uncashed checks to the appropriate state under the state’s abandoned property laws. To avoid such action, it is important to keep your account address up to date and periodically communicate with the fund, MFSC, or your financial intermediary. The fund and MFSC will not be liable to shareholders or their representatives for good faith compliance with abandoned property laws.

Reservation of Other Rights.  In addition to the rights expressly stated elsewhere in this prospectus, subject to applicable rules, laws, and regulations, MFSC reserves the right to: 1) alter, add, or discontinue any conditions of purchase, redemption, service, or privilege at any time without notice; 2) freeze any account or suspend account services when MFSC has received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when MFSC believes a fraudulent transaction may occur or has occurred; and 3) change, impose, discontinue, or waive any fee it charges.

Anti-Money Laundering Restrictions.  Federal law requires the fund to implement policies and procedures reasonably designed to prevent, detect and report money laundering and other illegal activity.  The fund, consistent with applicable federal law, may redeem your shares and close your account; suspend, restrict or cancel purchase and redemption orders; process redemption requests and withhold your proceeds; and take other action if it is unable to verify your identity within a reasonable time or conduct required due diligence on your account or as otherwise permitted by its anti-money laundering policies and procedures.  Any applicable CDSC will be assessed upon redemption of your shares.

Confirmations in Quarterly Statements.  Transactions made under certain periodic investment and withdrawal programs (including reinvestment plans) will be confirmed on quarterly account statements.

Other Information

Valuation

The price of each class of the fund’s shares is based on its net asset value. The net asset value of each class of shares is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). However, net asset value may be calculated earlier in emergency situations or as otherwise permitted by the SEC. Net asset value per share is computed by dividing the net assets allocated to each share class by the number of shares outstanding for that class. On days when the NYSE is closed (such as weekends and holidays), net asset value is not calculated, and the fund does not transact purchase and redemption orders. To the extent the fund’s assets are traded in other markets on days when the fund does not price its shares, the value of the fund’s assets will likely change when you will not be able to purchase or redeem shares of the fund.

To determine net asset value, the fund’s investments are generally valued at amortized cost, although in some circumstances the fund’s investments may be valued using available market quotations.

Distributions

The fund intends to declare a dividend daily and to pay any dividends to shareholders at least monthly.

Any capital gains are distributed at least annually.

Distribution Options

The following distribution options are generally available:

•                  Dividend and capital gain distributions automatically reinvested in additional shares (this option will be assigned if no other option is specified);

•                  Dividend distributions in cash; capital gain distributions automatically reinvested in additional shares;

•                  Dividend and capital gain distributions in cash; or

•                  Dividend and capital gain distributions automatically reinvested into the same class of shares of another MFS Fund.

Not all options are available for every class or every account.

Dividends and capital gain distributions for Class 529A, Class 529B, Class 529C, Class R1, Class R2, Class R3, Class R4, and Class R6 shares automatically will be reinvested in additional shares of the fund, except with respect to Class R6 shares, certain institutional shareholders, shareholders who purchase shares through brokerage programs of certain financial intermediaries, and shareholders who purchase shares through asset-based fee programs of certain financial intermediaries may elect any of the other distribution options described above.

The distribution option for accounts with dividend distributions of less than $10 generally will be changed to reinvestment in additional shares of the fund. If you have elected to receive distributions in cash, and the postal service is unable to deliver checks to your address of record, or you do not respond to mailings from MFSC with regard to uncashed distribution checks, your distribution option may be converted to having all distributions reinvested in additional shares. You should contact MFSC to change your distribution option, and your request to do so must be received by MFSC before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

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MFS U.S. Government Cash Reserve Fund

Tax Considerations

The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in the fund will have on your particular tax situation, including possible foreign, state, and local taxes. This discussion does not apply to shares of the fund held through tax-advantaged retirement plans or by shareholders that are not “U.S. persons” under the Internal Revenue Code of 1986, as amended.

The fund expects to distribute substantially all of its income and gains annually. The fund expects that substantially all its distributions will consist of investment income. Distributions from the fund are taxable whether you receive them in cash or reinvest them in additional shares.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income.

Distributions designated as capital gain dividends are taxable as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates.

Any gain resulting from the redemption, sale, or exchange of your shares will generally also be subject to tax.

A 3.8% Medicare contribution tax is generally imposed on distributions paid by the fund (other than exempt-interest dividends, if any) to, and net gains recognized on the sale, redemption, exchange, or other taxable disposition of shares of the fund by, certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.

The fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which will decrease the fund’s return on those securities; you generally are not expected to be eligible to claim a credit (or a deduction) for such amounts on your federal income tax return.

The Form 1099 that is provided to you early each year details your distributions from the fund and how they are treated for federal tax purposes, and cost basis information for shares purchased on or after January 1, 2012, that you redeemed, sold, or exchanged. Our default method for calculating cost basis is average cost basis. More information about other cost basis methods and a cost basis selection/change form are available on mfs.com. If your account is held by your financial intermediary, you must contact your financial intermediary to obtain information about available cost basis methods and cost basis elections for your account.

Special Considerations for 529 Share Classes. In addition to the tax considerations discussed above, please note the following tax considerations that apply specifically to the ownership of the fund’s 529 share classes through a tuition program that qualifies under Internal Revenue Code Section 529.

The fund is an investment option under one or more tuition programs designed to qualify under Section 529 so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn. Withdrawals of earnings that are used to pay “qualified higher education expenses” or elementary or secondary public, private or religious school expenses are tax-free for federal income tax purposes, provided that, in the case of withdrawals used to pay elementary or secondary public, private or religious school expenses, such withdrawals do not exceed $10,000 per year. State and local income taxes may still apply. These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax (unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied). The 10% penalty tax will not apply to distributions made under certain circumstances, including certain distributions made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution. Distributions attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

You are urged to consult your own tax adviser for information about the federal, state, and local tax consequences of your investment in the fund’s 529 share classes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund.  The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise.  The summary prospectus, prospectus, and SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Provision of Financial Reports and Summary Prospectuses

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one paper copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Additional Information on Fees and Expenses and Performance

Fees and Expenses

The annual fund operating expenses shown in “Fees and Expenses” are based on annualized expenses reported during the fund’s most recently completed fiscal year expressed as a percentage of a class’ average net assets during the period. Expenses for Class 529A, Class 529B, and Class 529C shares have been adjusted to reflect current fee arrangements. Annual fund operating expenses have not been adjusted to reflect the fund’s current asset size. In general, annual fund operating expenses, expressed as a percentage of a class’ average net assets, increase as the fund’s assets decrease. Annual fund operating expenses will likely vary from year to year.

13

MFS U.S. Government Cash Reserve Fund

Performance Information

All performance information shown in the “Class A Bar Chart” and the “Performance Table” reflects any applicable fee reductions and waivers and expense reimbursements in effect during the periods shown; without these, the performance would have been lower.

From time to time, the fund may receive proceeds from litigation settlements, without which performance would be lower.

The fund commenced operations on December 29, 1986, with the offering of Class B shares, and subsequently offered Class A shares on September 7, 1993, Class C shares on April 1, 1996, Class 529A, Class 529B, and Class 529C shares on July 31, 2002, and Class R1, Class R2, Class R3, and Class R4 shares on April 1, 2005. Class I shares and Class R6 shares are expected to be offered on September 18, 2018.

In the “Performance Table,” performance for each of Class I and Class R6 shares includes the performance of the fund’s Class A shares, adjusted to take into account differences in sales loads and class specific operating expenses (such as Rule 12b-1 fees), if any, for periods prior to their offering.

14

MFS U.S. Government Cash Reserve Fund

Financial Highlights

The financial highlights are intended to help you understand the fund’s financial performance for the past five years (or, if shorter, the period of operation). Certain information reflects financial results for a single fund share. The total returns in the financial highlights represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period. This information (with the exception of the semi-annual period ended February 28, 2018) has been audited by the fund’s independent registered public accounting firm, whose report, together with the fund’s financial statements, is included in the fund’s Annual Report to shareholders. The fund’s Annual Report and Semiannual Report are available upon request by contacting MFSC (please see back cover for address and telephone number). The financial statements contained in the Annual Report and Semiannual Report are incorporated by reference into the SAI. The fund’s independent registered public accounting firm is Deloitte & Touche LLP.

A Financial Highlights table for Class I shares and Class R6 shares is not included because Class I shares and Class R6 shares had not been offered for sale as of the fund’s most recent fiscal year end.

Class A

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.91	(c)	0.91	0.92		0.90		0.93
Expenses after expense reductions (f)	0.69	(a)	0.50	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.46	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$95,004		$105,859		$120,740	$122,085		$124,550		$145,062

Class B

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.66	(c)	1.66	1.67		1.65		1.68
Expenses after expense reductions (f)	0.69	(a)	0.51	(c)	0.23	0.07		0.10		0.15
Net investment income (loss)	0.46	(a)	0.07	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$14,712		$17,338		$18,096	$18,831		$22,982		$30,833

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MFS U.S. Government Cash Reserve Fund

Class C

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.66	(c)	1.66	1.67		1.65		1.68
Expenses after expense reductions (f)	0.69	(a)	0.50	(c)	0.24	0.07		0.10		0.15
Net investment income (loss)	0.46	(a)	0.07	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$32,902		$38,458		$48,749	$42,522		$45,662		$58,363

Class 529A

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.20	(n)	0.06	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.01	(c)	1.00	1.02		1.00		1.03
Expenses after expense reductions (f)	0.73	(a)	0.53	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.41	(a)	0.06	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$13,271		$13,208		$12,841	$11,383		$10,927		$10,897

16

MFS U.S. Government Cash Reserve Fund

Class 529B

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.21	(n)	0.06	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.76	(c)	1.76	1.77		1.75		1.78
Expenses after expense reductions (f)	0.73	(a)	0.53	(c)	0.22	0.07		0.10		0.15
Net investment income (loss)	0.41	(a)	0.06	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$329		$348		$355	$440		$531		$676

Class 529C

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.21	(n)	0.06	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.77	(a)	1.76	(c)	1.76	1.77		1.75		1.78
Expenses after expense reductions (f)	0.73	(a)	0.54	(c)	0.24	0.07		0.09		0.15
Net investment income (loss)	0.41	(a)	0.06	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$7,099		$6,957		$6,728	$5,866		$6,240		$6,072

17

MFS U.S. Government Cash Reserve Fund

Class R1

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.66	(c)	1.66	1.67		1.65		1.68
Expenses after expense reductions (f)	0.68	(a)	0.50	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.07	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$8,910		$12,236		$14,569	$14,363		$16,819		$21,080

Class R2

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.16	(c)	1.16	1.17		1.15		1.18
Expenses after expense reductions (f)	0.68	(a)	0.51	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$37,967		$48,184		$51,537	$53,058		$57,634		$74,406

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MFS U.S. Government Cash Reserve Fund

Class R3

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.91	(c)	0.91	0.92		0.90		0.93
Expenses after expense reductions (f)	0.68	(a)	0.51	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$30,556		$35,196		$37,650	$44,872		$53,916		$64,925

Class R4

	Six months ended 2/28/18		Year ended
	(unaudited)		8/31/17		8/31/16	8/31/15		8/31/14		8/31/13
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(w)	$0.00	(c)(w)	$0.00	$0.00		$0.00		$0.00
Net realized and unrealized gain (loss)	—		(0.00	)(w)	—	0.00	(w)	0.00	(w)	—
Total from investment operations	$0.00	(w)	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00
Less distributions declared to shareholders
From net investment income	$(0.00	)(w)	$(0.00	)(w)	$—	$—		$—		$—
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00
Total return (%) (r)(t)	0.23	(n)	0.08	(c)	0.00	0.00	(w)	0.00	(w)	0.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.67	(c)	0.66	0.67		0.65		0.68
Expenses after expense reductions (f)	0.68	(a)	0.52	(c)	0.23	0.07		0.09		0.15
Net investment income (loss)	0.45	(a)	0.08	(c)	0.00	0.00		0.00		0.00
Net assets at end of period (000 omitted)	$2,708		$3,250		$3,077	$3,034		$2,907		$820

(a)         Annualized.

(c)          Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)         Per share data is based on average shares outstanding.

(f)           Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)         Not annualized.

(r)            Certain expenses have been reduced without which performance would have been lower.

(t)            Total returns do not include any applicable sales charges.

(w)       Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

19

MFS U.S. Government Cash Reserve Fund

APPENDIX A - WAIVERS AND REDUCTIONS OF SALES CHARGES

This Appendix sets forth the various circumstances in which the initial sales charge (“ISC”) and/or the CDSC is waived or reduced for the MFS funds’ share classes. The waivers and reductions that are applicable to your transaction depend on your financial intermediary and the type of account and transaction.  If Merrill Lynch is the record owner of your shares and/or broker of record on your account and the account is maintained on an omnibus level by Merrill Lynch with the fund, Category II waivers apply.  If Ameriprise Financial is the record owner and/or broker of record on your account invested in Class A shares and the account is maintained on an omnibus level by Ameriprise Financial with the Fund, Category III waivers apply.  If Morgan Stanley is the record owner and/or broker of record on your account invested in Class A shares of the fund and the account is a Morgan Stanley Wealth Management transactional brokerage account maintained on an omnibus level by Morgan Stanley with the fund, the Class A ISC waivers set forth in Category IV apply.  Category I waivers apply to other accounts and transactions that do not otherwise fall under Category II, III, or IV.

Not all MFS funds offer each share class.  In order to qualify for a sales charge waiver or reduction, you must advise MFSC or your financial intermediary that you are eligible for the waiver at the time of purchase and/or redemption. The fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers and reductions of sales charges at any time at their discretion.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. Shares will retain the CDSC schedule in effect prior to an exchange based upon a pro rata share of the CDSC from the exchanged fund and the original purchase date of the shares subject to the CDSC. If you exchange your shares out of MFS U.S. Government Money Market Fund into Class A shares of any other MFS fund, or if you exchange your shares out of MFS U.S. Government Cash Reserve Fund into Class A shares or Class 529A shares of any other MFS fund, you will pay the initial sales charge, if applicable, if you have not already paid this charge on these shares. You will not pay the initial sales charge if: the shares exchanged from either MFS fund were acquired by an exchange from any other MFS fund; the shares exchanged from either MFS fund were acquired by automatic investment of distributions from any other MFS fund; or the shares being exchanged would have, at the time of purchase, been eligible for purchase at net asset value had you invested directly in the MFS fund into which the exchange is being made.

In addition, transfers, rollovers, or other transactions from an account to a second account that purchases shares of the same class of the same fund or another MFS fund will not be charged the CDSC or ISC, as applicable, provided that the redemption order from the first account and the purchase order for the second account are combined into a single order for the transfer, rollover, or other transaction, and MFSC has available to it the necessary information about the CDSC applicable to the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC.

The CDSC may be waived from time to time pursuant to Conduct Rule 2830 of the Financial Industry Regulatory Authority (“FINRA”).

With respect to MFS Municipal Income Fund, all references to Class A shares shall also apply to Class A1 shares and all references to Class B shares shall also apply to Class B1 shares.

WAIVERS FOR CLASS T SHARES

There are generally no sales charge waivers for Class T share purchases, except that the sales charge will be waived if you are reinvesting distributions or converting from Class C shares pursuant to an agreement between your financial intermediary and MFD.

WAIVERS AND REDUCTIONS FOR CLASSES OTHER THAN CLASS T SHARES

Financial Intermediary Category I

Eligible Accounts:  Accounts that are not Eligible for Financial Intermediary Categories II, III, or IV

As used below, the term “ESP” refers to employer sponsored plans; the term “SRO” refers to salary reduction only plans; the term “Employer Retirement Plans” includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the fund at an omnibus level; the term “IRA” refers to traditional, Roth, rollover, SEP and SIMPLE IRAs;  the term “ERISA” refers to the Employment Retirement Income Security Act of 1974, as amended.

MFS U.S. Government Cash Reserve Fund

GENERAL WAIVERS

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	Ö	Ö	Ö	Ö
Shares acquired by automatic reinvestment of distributions of dividends and capital gains of any MFS fund into the same class of shares of another MFS fund.	Ö	Ö	Ö	Ö
B. Affiliates of Funds/Certain Financial Advisers
Shares acquired by officers, eligible directors, employees (including former employees) and agents of MFS, Sun Life Financial, or any of their subsidiary companies.	Ö	Ö	Ö	Ö
Shares acquired by trustees and former trustees of any investment company for which MFD serves as distributor.	Ö	Ö	Ö	Ö
Shares acquired by employees, directors, partners, officers and trustees of any subadvisor to any MFS fund.	Ö	Ö	Ö	Ö

Shares acquired by certain family members of any such individual identified above and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	Ö	Ö	Ö	Ö

Shares acquired by employees or registered representatives (including former employees) of financial intermediaries or an employee’s spouse (or legal equivalent under applicable state law) or employee’s children under the age of 21. For employees or registered representatives of financial intermediaries who established an account with MFS prior to May 1, 2006, shares acquired by certain family members of employees or registered representatives of financial intermediaries and their spouses (or legal equivalent under applicable state law), and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the fund which issued the shares.

	Ö	Ö	Ö	Ö
Shares acquired by institutional clients of MFS or MFS Institutional Advisors, Inc.	Ö	Ö	Ö	Ö
C. Involuntary Redemptions
Shares redeemed at a fund’s direction due to the small size of a shareholder’s account.		Ö	Ö	Ö
D. Investment of Proceeds From Certain Redemptions of Class I Shares

The initial sales charge imposed on purchases of Class A or Class 529A shares and the contingent deferred sales charge imposed on certain redemptions of Class A shares, are waived with respect to Class A or Class 529A shares acquired of any MFS fund through the immediate reinvestment of the proceeds of a redemption of Class I shares of any MFS fund.

	Ö	Ö
E. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value (determined at the time of your first withdrawal under the plan(s), or January 4, 2016, with respect to Class A and Class 529A shares, January 3, 2007, with respect to Class B and Class 529B shares, or January 2, 2008, with respect to Class C and Class 529C shares, whichever is later).

		Ö	Ö	Ö
F. Death of Owner

Shares redeemed on account of the death of the account owner (e.g., shares redeemed by the estate or any transferee of the shares from the estate) if the shares were held solely in the deceased individual’s name, or for the benefit of the deceased individual.

		Ö	Ö	Ö
G. Disability of Owner

Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual’s name or for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to MFSC), or shares redeemed on account of the disability of the 529 account beneficiary.

		Ö	Ö	Ö
H. Asset-based Fee Programs
Shares acquired by investors who purchase shares through asset-based fee programs available through financial intermediaries.	Ö	Ö
I. Insurance Company Separate Accounts

MFS U.S. Government Cash Reserve Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
Shares acquired by insurance company separate accounts.	Ö	Ö
J. No Commissions Paid
Shares redeemed where MFD has not paid an up-front commission with respect to the sale of the shares, provided that such arrangement meets certain conditions established by MFD from time to time.		Ö	Ö	Ö
K. Conversions
In connection with a conversion from Class A shares to Class I shares of the same fund.		Ö
In connection with a conversion from Class I shares to Class A shares of the same fund.	Ö	Ö
In connection with an automatic conversion from Class B or Class 529B shares to Class A or Class 529A shares, respectively, of the same fund.	Ö	Ö
In connection with an automatic conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund.	Ö	Ö

In connection with a conversion from Class C or Class 529C shares to Class A or Class 529A shares, respectively, of the same fund if the shareholder’s financial intermediary provides written notification to MFD prior to such conversion that the intermediary has determined that Class A or Class 529A was the appropriate share class at the time of purchase for such shareholder and receives approval of such conversion by MFD.

	Ö	Ö		Ö
L. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived on shares purchased pursuant to an Automatic Exchange Plan.	Ö
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	Ö
M. Reinstatement Privilege
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below.	Ö
N. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived on Class A purchases of $1 million or more funds with an initial sales charge of 5.75% and $500,000 or more funds with an initial sales charge of 4.25% or 2.50% (including pursuant to a Letter of Intent or Right of Accumulation) as described below.

Ö
O. Miscellaneous

In connection with settlements reached between certain broker/dealers and the Financial Industry Regulatory Authority, SEC, and/or other regulatory bodies regarding sales of Class B and Class C shares in excess of certain dollar thresholds, the fund will, at times, permit shareholders who are clients of these firms to redeem Class B and Class C shares of the fund and concurrently purchase Class A shares without paying an initial sales charge.

	Ö	Ö

The initial sales charge imposed on purchases of Class A shares, and the CDSC imposed on certain redemptions of Class 529B and Class 529C shares, are waived where Class A, Class B and Class C shares are acquired following reinvestment of proceeds of a redemption of Class 529A, Class 529B and Class 529C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class 529B or Class 529C shares redeemed will carry over to the Class B or Class C shares acquired for purposes of calculating the CDSC, the length of time you have owned your Class B or Class C shares will be measured from the date of the original purchase of the Class 529B or Class 529C shares redeemed.

	Ö		Ö	Ö
P. Self-Directed Brokerage Account Platforms (Class A shares only)

Shares acquired through a self-directed brokerage account platform (that may or may not charge a transaction fee to investors) offered by a financial intermediary who has entered into an agreement with MFD to offer fund shares through such platform. As of the date of this prospectus, the following financial intermediaries had entered into an agreement with MFD to offer fund shares through such a platform: Charles Schwab & Co. Inc.; National Financial Services LLC; Fidelity Brokerage Services LLC; J.P. Morgan Securities LLC; and Morgan Stanley Smith Barney LLC.

	Ö	Ö
Q. LPL Mutual Funds Only Platform (Class A shares only)

MFS U.S. Government Cash Reserve Fund

Sales Charge Waived
Waiver Category	Class A/529A ISC	Class A CDSC	Class B/529B CDSC	Class C/529C CDSC
Shares acquired through the Mutual Fund Only Platform or other similar platform offered by LPL Financial LLC who has entered into an agreement with MFD to offer fund shares through such platform.	Ö	Ö

WAIVERS FOR RETIREMENT PLANS

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. General Waivers
Employer Retirement Plans.	Ö	Ö
B. Benefit Responsive Waivers
Distributions made from an IRA, SAR-SEP or a 403(b) SRO Plan pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended.		Ö	Ö	Ö
Death, disability or retirement of 401(a) or ESP Plan participant, or death or disability of IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant.		Ö	Ö	Ö

Eligible participant distributions, such as distributions due to death, disability, financial hardship, retirement and termination of employment from nonqualified deferred compensation plans (excluding, however, a termination of a plan).

		Ö	Ö	Ö
Loan from 401(a) or ESP Plan.		Ö	Ö	Ö
Financial hardship (as defined in Treasury Regulation Section 1.401(k)-l(d)(2), as amended from time to time) for 401(a) Plans and ESP Plans.		Ö	Ö	Ö
Termination of employment of 401(a) or ESP Plan participant (excluding, however, a termination of the Plan).		Ö	Ö	Ö
Tax-free return of excess 401(a) Plan, ESP Plan, IRA or SAR-SEP contributions.		Ö	Ö	Ö
Certain involuntary redemptions and redemptions in connection with certain automatic withdrawals from a 401(a) Plan.		Ö	Ö	Ö

Distributions made on or after the 401(a) Plan participant, ESP Plan participant, IRA owner, SAR-SEP Plan participant or 403(b) SRO Plan participant, as applicable, has attained the age of 70½ years old, but only with respect to the minimum distribution under the Internal Revenue Code rules.

		Ö	Ö	Ö

WAIVERS FOR 529 TUITION PROGRAMS

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC
A. Certain Sponsored Plans
Shares acquired on behalf of a group, association or employer sponsored plan, if the fund were offered as an investment option by such group, association, or employer sponsored plan on July 1, 2009.	Ö	Ö	Ö
B. Investment Proceeds from certain Redemptions of Class A, Class B and Class C Shares

The initial sales charge imposed on purchases of Class 529A shares, and the CDSC imposed on certain redemptions of Class A, Class B and Class C shares, are waived where Class 529A, Class 529B and Class 529C shares are acquired following the reinvestment of the proceeds of a redemption of Class A, Class B and Class C shares, respectively, of the same fund; provided however, that any applicable CDSC liability on the Class B or Class C shares redeemed will carry over to the Class 529B or Class 529C shares acquired and for purposes of calculating the CDSC, the length of time you have owned your Class 529B or Class 529C shares will be measured from the date of original purchase of the Class B or Class C shares redeemed.

	Ö	Ö	Ö
C. Qualified Higher Education Expenses

MFS U.S. Government Cash Reserve Fund

Sales Charge Waived
Waiver Category	Class 529A ISC	Class 529B CDSC	Class 529C CDSC

Shares redeemed where the redemption proceeds are used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the proceeds are transferred or rolled over to another tuition program.

		Ö	Ö
D. Scholarship
Shares redeemed where the account beneficiary has received a scholarship, up to the amount of the scholarship.		Ö	Ö
E. Death of 529 Plan Beneficiary
Shares redeemed on account of the death of the 529 plan account beneficiary if the shares were held solely for the benefit of the deceased individual.		Ö	Ö

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase.

Out of the shareholder’s initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by MFSC in the form of shares registered in the shareholder’s name. All distributions on escrowed shares will be paid to the shareholder or to the shareholder’s order. At the end of the 13-month period or 36-month period, as applicable, the shareholder will be notified, the escrowed shares will be released, and the Letter of Intent will be terminated.

If the intended minimum investment amount is not completed, MFSC will redeem an appropriate number of the escrowed shares in order to pay the higher sales charge level for the amount actually purchased. Shares remaining after any such redemption will be released by MFSC. By completing and signing the Account Application or separate Service Application, the shareholder irrevocably appoints MFSC his or her attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

To establish an LOI, complete the Letter of Intent section of your account application or service application. In order to benefit from the LOI, it is your responsibility to inform your financial intermediary or MFSC that the LOI is in effect each time shares of a fund are purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

•                  Individual accounts;

•                  Joint accounts;

•                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

•                  MFS 529 College Savings Plan accounts;

•                  Certain single-participant retirement plan accounts;

•                  Certain Individual Retirement Accounts;

•                  Uniform Gifts/Transfers to Minor Acts accounts; and

•                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform the broker/dealer for each current purchase of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. If you have not designated a broker/dealer, you should inform MFSC directly of any accounts held with the MFS funds that you believe are eligible to be linked under an LOI or an ROA. You should provide your financial intermediary (or MFSC if you have not designated a broker/dealer) with certain supporting information at the time of each purchase regarding accounts held with the MFS funds that are eligible to be combined for purposes of an LOI or ROA. Such information may include shareholder identification numbers or

MFS U.S. Government Cash Reserve Fund

applicable account numbers or account statements. Your financial intermediary is responsible for taking into account this information about accounts eligible to be combined when transmitting your purchase order to the fund.

Group Purchases. A bona fide group and all its members may be treated at MFD’s discretion as a single purchaser and, under the ROA (but not the LOI), obtain quantity sales charge discounts on the purchase of Class A, Class A1, or Class 529A shares if the group (1) gives its endorsement or authorization to the investment program so that it may be used by the financial intermediary to facilitate solicitation of the membership, thus effecting economies of the sales efforts; (2) has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or financial intermediary, clients of an investment adviser, or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the funds upon the request of MFD.  Employer-sponsored retirement plans, such as a 401(a) plan, 457 deferred compensation plan, an Employer Sponsored Group IRA, and an IRA SEP/SARSEP, SIMPLE and 403(b) plans, may qualify as a bona fide group if they meet the above criteria.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration, except proceeds from a Class B share redemption can only be reinvested into Class A shares.

Any CDSC paid upon the redemption of Class A shares or Class C shares will be credited to your account, and your new Class A shares or Class C shares will be subject to a CDSC according to the CDSC schedule applicable to your original shares.

Any CDSC paid upon the redemption of Class B shares will not be credited to your account.

In order to benefit from the reinstatement privilege, it is your responsibility to inform your financial intermediary or MFSC that the reinstatement privilege is in effect each time shares of the fund are purchased under this privilege.

Financial Intermediary Category II

Eligible Accounts:  Accounts with Merrill Lynch Listed as Record Owner and/or Broker of Record and Which Are Maintained on an Omnibus Level by Merrill Lynch with the Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	Ö	Ö	Ö	Ö
B. Affiliates of Funds/Merrill Lynch
Shares acquired by employees of MFS and its affiliates described in the prospectus.	Ö	Ö
Shares acquired by trustees of the fund.	Ö	Ö
Shares acquired by employees and registered representatives of Merrill Lynch or its affiliates and family members.	Ö	Ö
C. Reinstatement Privilege

The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased pursuant to the Reinstatement Privilege as described below and the CDSC for Class A, Class B and Class C shares is waived upon the redemption of Class A, Class B, and Class C shares purchased pursuant to the Reinstatement Privilege as described below.

	Ö	Ö	Ö	Ö
D. Large Purchases

The initial sales charge imposed on purchases of Class A shares is waived on Class A purchases of $1 million or more for funds with an initial sales charge of 5.75% and $500,000 or more for funds with an initial sales charge of 4.25% or 2.50% (including pursuant to a Letter of Intent or Right of Accumulation) as described below.

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MFS U.S. Government Cash Reserve Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC	Class B CDSC	Class C CDSC
E. Retirement Plans

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.

	Ö	Ö
F. 529 Plans
Shares purchased by or through a 529 Plan.	Ö	Ö
G. Merrill Lynch Programs
Shares purchased through a Merrill Lynch affiliated investment advisory program.	Ö	Ö
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.	Ö	Ö
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).	Ö	Ö
H. Exchanges
The initial sales charge imposed on purchases of Class A shares is waived when shares are purchased by exchange from another MFS fund.	Ö
I. Systematic Withdrawals

Systematic withdrawals with respect to up to 10% per year of the account value (determined at the time of your first withdrawal under the plan(s), or January 4, 2016, with respect to Class A and Class 529A shares, January 3, 2007, with respect to Class B and Class 529B shares, or January 2, 2008, with respect to Class C and Class 529C shares, whichever is later).

		Ö	Ö	Ö
J. Death or Disability of Owner
Shares redeemed on account of the death or disability of the account shareholder.		Ö	Ö	Ö
K. Benefit Responsive Waivers for Retirement Accounts
Return of excess contributions from an IRA Account.		Ö	Ö	Ö
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½.		Ö	Ö	Ö
L. Transactions between Share Classes

In connection with the sale of Class A or Class C shares held in certain retirement brokerage accounts (Traditional IRAs, Roth IRAs, Rollover IRAs, Inherited IRAs, SEP IRAs, SIMPLE IRAs, BASIC Plans, Educational Savings Accounts and Medical Savings Accounts) and the purchase of a lower cost share class due to transfer to certain fee based accounts or platforms.

		Ö		Ö
In connection with the sale of Class C shares in the month of or following the 10-year anniversary of the purchase date of such shares and the purchase of Class A shares of the same fund.	Ö
M. Payment of Merrill Lynch Fees
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.		Ö	Ö	Ö

MFS U.S. Government Cash Reserve Fund

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period. Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

For each purchase you make under the LOI you will pay the initial sales charge rate applicable to the total amount you intended to purchase. If, however, you do not purchase the intended amount within the relevant time period, your account will be adjusted by redemption of the amount of shares needed to pay the higher initial sales charge level for the amount actually purchased.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A or Class 529A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

•                  Individual accounts;

•                  Joint accounts;

•                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

•                  Accounts in 529 Plans held on an omnibus basis;

•                  Certain single-participant retirement plan accounts;

•                  Certain Individual Retirement Accounts;

•                  Uniform Gifts/Transfers to Minor Acts accounts; and

•                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Merrill Lynch for each current purchase of any accounts not held by Merrill Lynch that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

Reinstatement Privilege.  With respect to Class A, Class B and Class C shares, after you have redeemed fund shares, you have a one-time right per fund per registration to reinvest the proceeds in the fund within 90 days of the redemption without paying a sales charge. Proceeds can only be reinvested in the same class of the same fund under the same account registration.

Any CDSC paid upon the redemption of Class A, Class B, or Class C shares will not be credited to your account, however, your new Class A, Class B or Class C shares will not be subject to a CDSC.

Financial Intermediary Category III

Eligible Accounts:  Accounts Investing in Class A Shares with Ameriprise Financial Listed as Record Owner and/or Broker of Record and Which Are Maintained on an Omnibus Level by Ameriprise Financial

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
A. Distribution Reinvestment
Shares acquired through dividend or capital gain reinvestment into the same class of the fund.	Ö	Ö
B. Employees/Registered Representatives of Ameriprise Financial

MFS U.S. Government Cash Reserve Fund

Sales Charge Waived
Waiver Category	Class A ISC	Class A CDSC
Shares purchased by employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.	Ö	Ö

Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

	Ö	Ö
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

	Ö	Ö
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, or SAR-SEPs.

	Ö	Ö
E. Ameriprise Financial Programs
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).	Ö	Ö

Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

	Ö	Ö
F. Transactions between Share Classes

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

	Ö	Ö

Description of Certain Investment Programs Eligible for Sales Charge Waivers or Reductions

Letter Of Intent (LOI). You may pay a reduced or no initial sales charge on purchases of Class A shares if you intend to invest a specific dollar amount, based on the gross amount of your investment (including the amount of any sales charge paid), including investments through any linked accounts in any class of any MFS fund within a 13-month period (36 months for a $1 million commitment). Distributions reinvested in additional shares of the fund or distributions from other MFS funds automatically invested in shares of the fund will not apply toward the satisfaction of the LOI.

Right Of Accumulation (ROA). Under the ROA, you may pay a reduced or no initial sales charge on purchases of Class A shares by aggregating the total dollar amount of your investment with your existing investments or any linked accounts invested in MFS funds, based on the current maximum public offering price of the funds. For example, you will pay a sales charge on your current purchase at the rate applicable to the total value of all eligible accounts.

Linking Accounts For LOI and ROA. For purposes of obtaining reduced sales charges under the LOI and ROA, you may combine the value of your accounts with those of your spouse (or legal equivalent under applicable state law) and your children under the age of 21.

Eligible accounts that you may link under an LOI and ROA are:

•                  Individual accounts;

•                  Joint accounts;

•                  Trust accounts of which you, your spouse (or legal equivalent under applicable state law), or child under the age of 21 is the grantor;

•                  Certain single-participant retirement plan accounts;

MFS U.S. Government Cash Reserve Fund

•                  Certain Individual Retirement Accounts;

•                  Uniform Gifts/Transfers to Minor Acts accounts; and

•                  Accounts held in the name of your financial intermediary on your behalf.

It is your responsibility to inform Ameriprise Financial for each current purchase of any accounts not held by Ameriprise Financial that hold shares of the MFS funds that you believe are eligible to be linked under an LOI or an ROA.

MFS U.S. Government Cash Reserve Fund

Financial Intermediary Category IV

Eligible Accounts:  Accounts Investing in Class A Shares through a Morgan Stanley Wealth Management Transactional Brokerage Account Maintained on an Omnibus Level

Shareholders purchasing fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this fund’s prospectus or SAI.  Shareholders remain eligible for other reductions in Class A front-end sales charges available pursuant to exchange features or volume breakpoints (including Rights of Accumulation (“ROA”) and Letter of Intent (“LOI”) programs) as described elsewhere in this fund’s prospectus or SAI.

Class A Front-end Sales Charge Waived
Waiver Category	Class A ISC
A. Dividend and Distribution Reinvestment
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.	Ö
B. Employees of Morgan Stanley
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.	Ö
C. Reinstatement Privilege

Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Ö
D. Retirement Plans

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

Ö
E. Morgan Stanley Self-Directed Programs
Shares purchased through a Morgan Stanley self-directed brokerage account.	Ö
F. Morgan Stanley Wealth Management Share Class Conversion Program

Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program.

Ö

MFS U.S. Government Cash Reserve Fund

MFS U.S. Government Cash Reserve Fund

Shareholder Communications with the Board of Trustees. Shareholders may mail written communications to the Board of Trustees to the attention of the Board of Trustees, [fund name], Massachusetts Financial Services Company, 111 Huntington Avenue, Boston, MA 02199, Attention:  Frank Tarantino, Independent Senior Officer of the Fund. Shareholder communications must (i) be in writing and be signed by the shareholder, (ii) identify the MFS fund to which they relate, and (iii) identify the class and number of shares held by the shareholder.

If you want more information about MFS U.S. Government Cash Reserve Fund, the following documents are available free upon request:

Annual/Semiannual Reports. These reports contain information about the fund’s actual investments.

Statement of Additional Information (SAI). The SAI, dated December 29, 2017, as may be amended or supplemented from time to time, provides more detailed information about the fund and is incorporated into this prospectus by reference.

You can get free copies of the annual/semiannual reports, the SAI and other information about the fund, including current net asset values per share, and make inquiries about the fund, by contacting:

Internet: mfs.com

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Telephone: 1-800-225-2606

Effective on or about November 1, 2018, the “MFS Service Center, Inc.” address directly above is restated as follows:

MFS Service Center, Inc.

P.O. Box 219341

Kansas City, MO 64121-9341

Information about the fund (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

U.S. Securities and Exchange Commission

Public Reference Room

Washington, DC 20549-1502

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Room at the above address.

The fund’s Investment Company Act file number is 811-4777.

HOW TO CONTACT US

Web site	Account service and literature	Mailing address
mfs.com	Shareholders	MFS Service Center, Inc.
	1-800-225-2606	P.O. Box 55824
MFS TALK	Investment professionals	Boston, MA 02205-5824
1-800-637-8255	1-800-343-2829
24 hours a day	Retirement plan services	Overnight mail
	1-800-637-1255	MFS Service Center, Inc.
c/o DST Asset Manager Solutions, Inc.
30 Dan Road
Canton, MA 02021-2809

Effective on or about November 1, 2018, the mailing address and the overnight mail address above is restated as follows:

Mailing address
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341

Overnight mail
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION The date of this supplement is September 14, 2018.

For the MFS® Funds listed below:

MFS® BLENDED RESEARCH® EMERGING MARKETS EQUITY FUND	MFS® MID CAP GROWTH FUND
MFS® BLENDED RESEARCH® GLOBAL EQUITY FUND	MFS® NEW DISCOVERY FUND
MFS® BLENDED RESEARCH® INTERNATIONAL EQUITY FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® CORE EQUITY FUND	MFS® TECHNOLOGY FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® U.S. GOVERNMENT CASH RESERVE FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® U.S. GOVERNMENT MONEY MARKET FUND
MFS® LOW VOLATILITY EQUITY FUND	MFS® VALUE FUND
MFS® LOW VOLATILITY GLOBAL EQUITY FUND

Effective immediately, the “Ticker Symbols” table on the cover page is amended to include the following Class I and Class R6 shares for MFS U.S. Government Cash Reserve Fund:

Ticker Symbols
Fund	Class I	Class R6
MFS U.S. Government Cash Reserve Fund	CRHXX*	CRRXX*

*Expected to be offered on September 18, 2018.

Effective immediately, the paragraph following the “Ticker Symbols” table is restated in its entirety as follows:

This Statement of Additional Information (“SAI”) contains additional information about each fund listed above (references to “a Fund” or “the Fund” mean each Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund’s Prospectus dated December 29, 2017, as may be amended or supplemented from time to time. Each Fund’s financial statements are incorporated into this SAI by reference to the Fund’s most recent Annual Report to shareholders. In addition, for MFS U.S. Government Cash Reserve Fund, such Fund’s financial statements are incorporated into this SAI by reference to such Fund’s most recent Semiannual Report to shareholders.  You may obtain a copy of the Fund’s Prospectus, Annual Report, and Semiannual Report, without charge, by contacting the Fund’s transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

Effective immediately, the following paragraph is added as the last paragraph under the section entitled “Independent Registered Public Accounting Firm And Financial Statements”:

For MFS U.S. Government Cash Reserve Fund, the Financial Statements and Financial Highlights for the semiannual period ended February 28, 2018, are also incorporated by reference into this SAI from such Fund’s Semiannual Report to Shareholders. A copy of such Fund’s Annual Report and Semiannual Report accompany this SAI.

1035698	DECEMBER-SAI-COMBINED-SUP-I-091418

1

Effective immediately, the following row replaces the last row in the table entitled “Trustee Compensation Table,” footnote 7 to the table is restated, and additional footnote 8 to the table is added as set forth below under the main heading entitled “Appendix B - Trustee Compensation and Committees”:

Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	Robert E. Butler[1]	John A. Caroselli[2]	Maureen A. Goldfarb	David H. Gunning[8]	William R. Gutow[3]	Michael Hegarty	John P. Kavanaugh	Clarence Otis Jr.[4]	Mayanne L. Roepke	Laurie J. Thomsen	Robert W. Uek[5]
Total Trustee Compensation Paid by Fund and Fund Complex[7]	Not Applicable	Not Applicable	378,214	Not Applicable	314,823	$371,964	$426,964	Not Applicable	$371,964	$363,964	$315,823	$373,964	$371,964	Not Applicable

7 For calendar year 2017 for 134 funds that paid Trustee compensation.

8 Mr. Gunning retired as a Trustee of the Fund on December 31, 2017.

Effective immediately, the sub-section entitled “Ownership by Trustees and Officers” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:

As of August 16, 2018, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of the Fund’s shares. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2017:

The following dollar ranges apply:

N.  None

A.  $1 – $10,000

B.  $10,001 – $50,000

C.  $50,001 – $100,000

D.  Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Blended Research Emerging Markets Equity Fund	Dollar Range of Equity Securities in MFS Blended Research Global Equity Fund	Dollar Range of Equity Securities in MFS Blended Research International Equity Fund	Dollar Range of Equity Securities in MFS Core Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli[1]	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Michael Hegarty	N	N	N	D
John P. Kavanaugh	N	N	N	N
Clarence Otis, Jr. [1]	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

2

Name and Position	Dollar Range of Equity Securities in MFS Global New Discovery Fund	Dollar Range of Equity Securities in MFS Global Real Estate Fund	Dollar Range of Equity Securities in MFS Low Volatility Equity Fund	Dollar Range of Equity Securities in MFS Low Volatility Global Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli[1]	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	N	N	N
Clarence Otis, Jr. [1]	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Mid Cap Growth Fund	Dollar Range of Equity Securities in MFS New Discovery Fund	Dollar Range of Equity Securities in MFS Research International Fund
Interested Trustees
Robert J. Manning	N	N	N
Robin A. Stelmach	N	D	D
Independent Trustees
Steven E. Buller	N	C	N
John A. Caroselli[1]	N	N	N
Maureen R. Goldfarb	N	N	N
Michael Hegarty	N	N	N
John P. Kavanaugh	N	N	N
Clarence Otis, Jr. [1]	N	N	N
Maryanne L. Roepke	N	N	N
Laurie J. Thomsen	N	B	N

3

Name and Position	Dollar Range of Equity Securities in MFS Technology Fund	Dollar Range of Equity Securities in MFS U. S. Government Cash Reserve Fund	Dollar Range of Equity Securities in MFS U. S. Government Money Market Fund
Interested Trustees
Robert J. Manning	N	N	D
Robin A. Stelmach	N	N	N
Independent Trustees
Steven E. Buller	N	N	N
John A. Caroselli[1]	N	N	N
Maureen R. Goldfarb	N	N	N
Michael Hegarty	N	N	N
John P. Kavanaugh	N	N	N
Clarence Otis, Jr. [1]	N	N	N
Maryanne L. Roepke	D	N	N
Laurie J. Thomsen	B	N	N

Name and Position	Dollar Range of Equity Securities in MFS Value Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustees
Robert J. Manning	D	D
Robin A. Stelmach	D	D
Independent Trustees
Steven E. Buller	D	D
John A. Caroselli[1]	N	B
Maureen R. Goldfarb	C	D
Michael Hegarty	N	D
John P. Kavanaugh	C	D
Clarence Otis, Jr. [1]	N	D
Maryanne L. Roepke	N	D
Laurie J. Thomsen	B	D

1Messrs. Caroselli and Otis, Jr., became Trustees of the Fund on March 23, 2017.

Effective immediately, the sub-section entitled “25% or Greater Ownership of the Fund” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of August 16, 2018. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND	None	None

4

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR

MFS BLENDED RESEARCH GLOBAL EQUITY FUND	72.76	MASSACHUSETTS FINANCIAL SERVICES COMPANY[1]	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND	None	None

MFS CORE EQUITY FUND	None	None

MFS GLOBAL NEW DISCOVERY FUND	None	None

MFS GLOBAL REAL ESTATE FUND	None	None

MFS LOW VOLATILITY EQUITY FUND	None	None

MFS LOW VOLATILITY GLOBAL EQUITY FUND	None	None

MFS MID CAP GROWTH FUND	None	None

MFS NEW DISCOVERY FUND	None	None

MFS RESEARCH INTERNATIONAL FUND	46.06	MFS INTERNATIONAL DIVERSIFICATION FUND[2]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS TECHNOLOGY FUND	None	None

MFS U.S. GOVERNMENT CASH RESERVE FUND	None	None

MFS U.S. GOVERNMENT MONEY MARKET FUND	None	None

MFS VALUE FUND	None	None

1 Because Massachusetts Financial Services Company owns more than 25% of the Fund’s shares, it may control the outcome of a vote of shareholders. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

2 The MFS Fund listed above will generally vote these shares in the same proportion as other shareholders. If there are no other shareholders of the Fund, the MFS Fund will vote in what MFS believes to be the MFS Fund’s best long-term economic interest.

Effective immediately, the sub-section entitled “5% or Greater Ownership of Share Class” under the main heading entitled “Appendix C – Share Ownership” is restated in its entirety as follows:

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of August 16, 2018.

5

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS A	29.52	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.72	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.07	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.83	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.34	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	16.30	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS B	30.45	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.10	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	12.29	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	12.12	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	19.27	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS C	20.25	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.80	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	15.65	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	15.05	CHRISTOPHER A WATTS	13806 HIGH FERRY LN	CYPRESS TX 77429-1899
	14.40	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.99	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	21.21	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS I	51.00	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	40.34	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

6

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R3	71.44	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	28.56	CHARLES J FALCH TRUSTEE FBO BARTINGALE MECHANICAL INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R4	88.72	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	11.28	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R6	87.99	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	29.21	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	16.79	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.42	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.84	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.75	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.98	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.36	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS A	19.63	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.44	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	14.86	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.93	KENNETH E ESTES & RUBY MYATT TTEES KENNETH E ESTES TRUST	6747 VALLEY SAGE RD	ACTON CA 93510-1033
	6.05	KENNETH E ESTES	6747 VALLEY SAGE RD	ACTON CA 93510-1033
	8.20	ALDO J BARBAGLIA	125 MATTOS CT	DANVILLE CA 94506-1140
	7.82	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

7

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	27.16	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS B	87.88	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	6.89	CHRISTOPHER JOST	870 MAPLE ST	CLEVELAND WI 53015-1461

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS C	30.76	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	19.86	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.88	CHRISTOPHER A WATTS	13806 HIGH FERRY LN	CYPRESS TX 77429-1899
	8.42	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.44	BRYAN A SIPES	860 HERITAGE HILLS DR	YORK PA 17402-8400
	6.54	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	30.96	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS I	35.08	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	20.57	JONATHAN W SAGE	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	18.59	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	18.28	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R6	97.53	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

8

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS A	98.65	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS B	61.31	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	19.30	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	15.46	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS C	28.29	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	23.95	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	21.83	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	15.35	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.25	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS I	87.99	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.25	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R2	44.96	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	44.96	TOA ELECTRONICS INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	36.34	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	18.70	KENNETH J DETMER TRUSTEE FBO SUMMIT INDUSTRIES	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

9

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R6	94.61	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	22.43	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	20.70	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.82	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.28	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.45	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.03	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.24	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.66	MFS LIFETIME 2020 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS CORE EQUITY FUND
CLASS A	27.84	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.70	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.65	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.41	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	21.15	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS B	14.14	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.74	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.90	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.52	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.10	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	42.45	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS C	15.67	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

10

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.32	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.01	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.05	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.05	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	17.38	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS I	24.38	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	22.85	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.45	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	7.16	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.07	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.69	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.49	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

MFS CORE EQUITY FUND
CLASS R1	74.98	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	74.98	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	5.22	NATIONWIDE TRUST COMPANY	PO BOX 182029	COLUMBUS OH 43218-2029

MFS CORE EQUITY FUND
CLASS R2	53.35	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	53.30	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	16.34	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	8.65	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	6.54	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS CORE EQUITY FUND
CLASS R3	33.84	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	32.62	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	13.27	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	11.48	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	8.74	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	8.74	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.71	TD AMERITRADE TRUST CO	PO BOX 17748	DENVER CO 80217-0748

11

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.69	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS CORE EQUITY FUND
CLASS R4	30.95	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	23.92	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.20	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	13.60	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	13.55	COLUMBUS REG HOSP	PO BOX 7876	FORT WAYNE IN 46801-7876

MFS CORE EQUITY FUND
CLASS R6	61.71	STATE OF LOUISIANA TRUSTEE FBO LOUISIANA PUBLIC EMPLOYEES	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	29.02	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.68	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS GLOBAL NEW DISCOVERY FUND
CLASS A	40.61	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	18.14	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.60	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.83	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS B	36.63	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	21.72	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.98	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.06	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.50	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS C	32.60	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	10.87	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.67	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.83	MARK G WORISCHECK & TRACY L WORISCHECK TTEES THE WORISCHECK FAMILY REVOCABLE LIVING TRUST	1841 E ROCKY SLOPE DR	PHOENIX AZ 85048-4507
	5.23	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137

12

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	15.95	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS I	54.03	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	30.14	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405

MFS GLOBAL NEW DISCOVERY FUND
CLASS R1	98.71	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS R2	46.96	CONTENTO ESAJIAN KIEREJCZYK & LONG AD ART INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	34.81	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	11.45	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.78	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	6.76	CITY OF MONTESANO WA	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS GLOBAL NEW DISCOVERY FUND
CLASS R3	51.60	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	35.26	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	24.35	OKANOGAN COUNTY PUB HOS DIS #3	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.16	SOUTH BEND COMMUNITY SCH CORP	717 17TH ST STE 1300	DENVER CO 80202-3304
	10.54	ASCENSUS TRUST COMPANY	PO BOX 10758	FARGO ND 58106-0758
	10.54	MANGANO LAW OFFICES CO LPA	PO BOX 10758	FARGO ND 58106-0758

MFS GLOBAL NEW DISCOVERY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS R6	48.97	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	47.52	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS GLOBAL REAL ESTATE FUND
CLASS A	38.76	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.30	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	11.06	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151

13

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	10.56	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.67	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS GLOBAL REAL ESTATE FUND
CLASS B	14.27	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	12.37	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.07	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.02	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	44.19	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL REAL ESTATE FUND
CLASS C	13.80	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	13.52	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	12.72	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	12.26	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.47	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.17	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.07	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.85	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.32	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS GLOBAL REAL ESTATE FUND
CLASS I	67.73	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.77	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.29	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.92	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761

MFS GLOBAL REAL ESTATE FUND
CLASS R1	34.58	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	33.49	JERRY & ZEN CICHON TRUSTEE FBO INNOVATIVE RACK & GEAR CO INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	13.58	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.58	LISLE COMMUNITY UNIT SD 202	717 17TH ST STE 1300	DENVER CO 80202-3304

14

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.20	TROY BALGO TRUSTEE FBO VALLEY MEDICAL MANAGEMENT OF PAIN	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS GLOBAL REAL ESTATE FUND
CLASS R2	25.60	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	13.31	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	10.02	IMPEDIMED	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	12.75	HARTFORD	PO BOX 5051	HARTFORD CT 06102-5051
	5.70	THOMAS HOPKINS & JODY TATRO TRUSTEE FB TATRO & WHEELER INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS GLOBAL REAL ESTATE FUND
CLASS R3	24.67	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	19.52	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	18.99	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.44	DION’S	717 17TH ST STE 1300	DENVER CO 80202-3304
	9.36	HARTFORD	PO BOX 5051	HARTFORD CT 06102-5051
	8.74	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	13.88	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS GLOBAL REAL ESTATE FUND
CLASS R4	72.88	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	20.10	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS GLOBAL REAL ESTATE FUND
CLASS R6	76.54	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	29.30	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	25.13	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.43	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.68	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS LOW VOLATILITY EQUITY FUND
CLASS A	47.50	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	10.75	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.96	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

15

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	12.50	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS B	23.53	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.91	OPPENHEIMER & CO INC.	PO BOX 15207	CLEARWATER FL 33766-5207
	6.05	PIETRO NASTA	610 W CANON PERDIDO ST	SANTA BARBARA CA 93101-4404
	29.91	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS C	40.63	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	11.16	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.95	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.05	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.75	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	7.84	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS I	72.74	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.90	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS LOW VOLATILITY EQUITY FUND
CLASS R1	51.36	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	48.64	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	38.20	STATE OF HAWAII DEPT OF EDU	717 17TH ST STE 1300	DENVER CO 80202-3304
	10.45	VILLAGE THERAPY WORKS INC	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS LOW VOLATILITY EQUITY FUND
CLASS R2	58.05	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	46.76	CENTER FOR THE RIGHTS & INTERESTS O	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	11.28	CROWL MECHANICAL, INC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	41.95	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS R3	98.20	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

16

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LOW VOLATILITY EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS R6	79.39	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.64	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS A	38.32	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	13.08	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	9.22	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.04	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.67	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.91	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS B	26.93	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	22.25	RBC CAPITAL MARKETS LLC	510 MARQUETTE AVE S	MINNEAPOLIS MN 55402-1110
	17.19	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	15.50	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.48	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS C	32.40	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	18.64	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.52	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	9.72	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.41	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.17	PANETTIERI FAMILY LLC	10 PANETTIERI DR	LAKEVILLE MA 02347-1928
	6.25	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

17

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS I	82.15	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.87	JAMES A JESSEE & KIMBERLY B JESSEE TTEES JAMES A JESSEE REVOCABLE TRUST	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R1	88.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	12.00	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	12.00	STATE OF HAWAII DEPT OF EDU	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R6	45.13	MAC & CO	525 WILLIAM PENN PLACE, RM 153-3602 500 GRANT STREET ROOM 151-1010	PITTSBURGH PA 15219-2502
	16.19	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
	10.40	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.89	SAXON & CO	PO BOX 94597	CLEVELAND OH 44101-4597
	6.89	FAYETT CO	PO BOX 94597	CLEVELAND OH 44101-4597
	5.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS MID CAP GROWTH FUND
CLASS A	44.50	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.35	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

18

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	14.50	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS B	10.43	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.81	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.71	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.66	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	49.94	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS C	14.86	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	11.58	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.92	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.09	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.09	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.98	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	17.97	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS 529A	27.04	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.51	ERIC B FISCHMAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	72.96	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
529B	24.69	MFS SERVICE CENTER INC.	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	10.76	ANDREA M BOUCK	1799 NE ROCKY DR	ROSEBURG OR 97470-5744
	6.88	JERRY D ROUTH	133 AUGUSTA ST	HENDERSON NV 89074-1052
	5.07	DORY J SCHNEIDER	4337 S MARION PL	CHANDLER AZ 85249-4788
	74.45	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
529C	9.78	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.95	SUZANNE SASSI	30 ESTRELLA AVE	PIEDMONT CA 94611-3920
	7.05	JOALICE SMYTH	415 MINE BROOK RD	FAR HILLS NJ 07931-5500

19

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	90.22	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS I	22.09	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.48	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	13.28	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.90	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.75	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.92	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS MID CAP GROWTH FUND
CLASS R1	53.69	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	53.69	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	6.98	DAVID HENDERSON TRUSTEE FBO FIRST STATE BANK OF DEKALB COUNTY	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.92	PAI TRUST COMPANY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	6.56	JESSA MEDICAL SUPPLY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	6.92	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.67	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	6.44	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS MID CAP GROWTH FUND
CLASS R2	34.86	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	34.86	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	20.17	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	12.49	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	9.42	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.17	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS MID CAP GROWTH FUND
CLASS R3	27.34	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

20

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.87	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	9.86	PIMS/PRUDENTIAL	PO BOX 799	811 MADISON AVE
	9.53	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	7.13	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

MFS MID CAP GROWTH FUND
CLASS R4	48.18	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	24.58	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	9.80	RELIANCE TRUST CO	1100 ABERNATHY RD	ATLANTA GA 30328-5620
	9.52	ADP ACCESS LARGE MARKET	1100 ABERNATHY RD	ATLANTA GA 30328-5620

MFS MID CAP GROWTH FUND
CLASS R6	60.53	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	23.70	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	21.00	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	9.63	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.20	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	15.31	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.24	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS NEW DISCOVERY FUND
CLASS A	28.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.17	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.85	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.27	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	20.33	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS B	12.87	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.51	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.20	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	38.01	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

21

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NEW DISCOVERY FUND
CLASS C	12.96	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.89	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.53	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.86	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	6.66	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.07	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.83	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.79	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.59	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.26	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS I	36.01	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	11.85	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.61	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.61	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.38	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.34	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	5.16	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.07	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761

MFS NEW DISCOVERY FUND
CLASS R1	59.12	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	59.11	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	12.16	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.64	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	5.35	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

22

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS NEW DISCOVERY FUND
CLASS R2	36.02	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	21.48	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	27.53	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	10.72	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.11	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.02	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS NEW DISCOVERY FUND
CLASS R3	40.44	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	15.13	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	14.49	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	12.45	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY	1300 S CLINTON ST	FORT WAYNE IN 46802-3506

MFS NEW DISCOVERY FUND
CLASS R4	24.43	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	20.96	MASSMUTUAL	PO BOX 28004	ATLANTA GA 30358-0004
	12.38	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	9.09	MATRIX TRUST COMPANY	PO BOX 52129	PHOENIX AZ 85072-2129
	8.82	MGM RESORTS INTL	PO BOX 52129	PHOENIX AZ 85072-2129
	7.86	NATIONWIDE TRUST COMPANY	PO BOX 182029	COLUMBUS OH 43218-2029
	6.61	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.65	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS NEW DISCOVERY FUND
CLASS R6	27.02	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	57.45	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	22.02	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.84	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.08	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.51	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.93	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

23

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS RESEARCH INTERNATIONAL FUND
CLASS A	38.35	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	27.54	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.76	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.07	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS B	17.08	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	6.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.28	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	44.93	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS C	32.07	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.64	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.48	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.32	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	5.58	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.32	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.52	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS 529A	20.97	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	79.03	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS 529B	12.69	ELAINE V HOWARD	3607 RUNNYMEDE CT	OWENSBORO KY 42303-7819
	9.09	SUSAN E KERNDT	14012 FLAGSTONE TRL	APPLE VALLEY MN 55124-3321
	7.17	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.19	CHRIS K RHOADS	1290 HILL BRIDGE RD	UTICA KY 42376-9511
	5.80	JERALD B HAWK	819 BROMLEY ST	SILVER SPRING MD 20902-3019
	92.83	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

24

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS RESEARCH INTERNATIONAL FUND
CLASS 529C	6.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	93.56	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS I	24.77	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	20.48	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.66	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	11.48	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
	8.25	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS RESEARCH INTERNATIONAL FUND
CLASS R1	58.12	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	58.12	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	15.82	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.93	CARTEL INDUSTRIES LLC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	11.81	JOHN GILLIGAN FBO FURNITURE SHOP	4259 S WESTERN BLVD	CHICAGO IL 60609-2237
	6.44	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS RESEARCH INTERNATIONAL FUND
CLASS R2	50.54	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	19.26	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	19.26	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	8.70	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	8.54	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS RESEARCH INTERNATIONAL FUND
CLASS R3	23.25	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076
	21.06	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	17.25	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	20.76	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	14.32	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	7.07	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

25

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS RESEARCH INTERNATIONAL FUND
CLASS R4	41.02	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.77	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	7.03	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	6.03	GRTR LWRNC FAMILY HLTH CTR	PO BOX 7876	FORT WAYNE IN 46801-7876
	6.94	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.24	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.18	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999

MFS RESEARCH INTERNATIONAL FUND
CLASS R6	67.86	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	57.47	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.24	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.15	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.23	J P MORGAN SECURITIES LLC	4 CHASE METROTECH CTR	BROOKLYN NY 11245-0003
	6.04	MORI & CO	922 WALNUT ST	MAILSTOP TBTS 2

MFS TECHNOLOGY FUND
CLASS A	19.13	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.83	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.16	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	7.21	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.81	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	18.88	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS B	22.86	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	14.51	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	12.71	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.35	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.07	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

26

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	20.83	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS C	15.19	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	12.00	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.05	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.37	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	6.61	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	6.39	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.05	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.61	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.18	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	8.33	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS I	19.30	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	16.20	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	13.73	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.16	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.21	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.02	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.45	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	5.96	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS TECHNOLOGY FUND
CLASS R1	64.00	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	8.35	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.63	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.45	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS TECHNOLOGY FUND
CLASS R2	23.15	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529

27

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	22.89	MASSMUTUAL
	16.63	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	12.50	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.96	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	6.84	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.20	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999

MFS TECHNOLOGY FUND
CLASS R3	18.93	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	13.73	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	10.33	PIMS/PRUDENTIAL	2001 BUTTERFIELD RD STE 1700	DOWNERS GROVE IL 60515-1011
	10.33	GRUNDFOS PUMPS CORPORATION	2001 BUTTERFIELD RD STE 1700	DOWNERS GROVE IL 60515-1011
	9.29	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	7.15	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	8.93	JOHN HANCOCK TRUST COMPANY LLC	690 CANTON ST STE 100	WESTWOOD MA 02090-2324
	6.64	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	6.64	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	6.56	GREAT-WEST LIFE & ANNUITY	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.56	FUTURE FUNDS II	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.33	AMERICAN UNITED LIFE	PO BOX 368	INDIANAPOLIS IN 46206-0368
	5.13	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758

MFS TECHNOLOGY FUND
CLASS R4	25.71	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	17.13	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.24	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	11.46	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	8.76	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	8.76	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.80	PIMS/PRUDENTIAL RETPLAN	3165 PACIFIC HWY	SAN DIEGO CA 92101-1128

28

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.80	SAN DIEGO UNIFIED PORT DISTRICT	3165 PACIFIC HWY	SAN DIEGO CA 92101-1128

MFS TECHNOLOGY FUND
CLASS R6	27.56	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	22.25	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.10	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	5.49	DUFF & PHELPS	PO BOX 28004	ATLANTA GA 30358-0004
	6.88	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	6.31	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.40	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	5.40	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS A	8.97	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	8.97	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	7.01	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	49.41	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS B	13.23	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.43	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.65	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.80	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	51.07	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS C	8.23	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.03	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.28	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.75	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	40.20	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

29

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529A	7.64	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	92.36	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529B	15.60	AMY S MCMEEKIN	1497 DOYLE RD	CEDARTOWN GA 30125-6649
	11.08	JEFFREY ROTHSTEIN	54 JESSICA WAY	SOUTH ORANGE NJ 07079-1353
	8.05	RANDI JARTUN BOST	7624 SE 114TH CT	PORTLAND OR 97266-5977
	6.04	WARREN MCARTHUR	660 RALPH MCGILL BLVD NE APT 3406	ATLANTA GA 30312-1161
	98.35	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529C	7.77	KEVIN F KEEGAN	6 HILLSIDE TER	BELMONT MA 02478-3807
	6.48	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	93.52	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R1	97.55	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	97.55	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R2	93.64	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	93.64	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R3	97.55	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	95.67	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R4	96.01	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

30

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS U.S. GOVERNMENT MONEY MARKET
FUND	15.42	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.11	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	14.11	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	9.87	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	34.81	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS A	27.23	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	18.53	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.79	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.60	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS B	17.42	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	11.38	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.78	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.98	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.54	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	22.61	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS C	22.50	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.83	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.66	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	7.87	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.67	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.08	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.95	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.87	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.44	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS VALUE FUND
CLASS 529A	26.79	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

31

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	73.21	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS 529B	9.20	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.50	JEANNE F FONTANA	75 STOUGHTON RD	DEDHAM MA 02026-5231
	90.80	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS 529C	12.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	87.08	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS I	17.92	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	16.10	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.32	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	10.48	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.03	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.85	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS VALUE FUND
CLASS R1	35.95	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	21.59	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	20.98	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	16.33	PAI TRUST COMPANY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	5.29	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS VALUE FUND
CLASS R2	17.96	TALCOTT RESOLUTION LIFE INS CO	PO BOX 5051	HARTFORD CT 06102-5051
	13.11	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	10.05	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	17.53	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	9.85	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	9.52	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	9.52	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.96	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS VALUE FUND
CLASS R3	30.11	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

32

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	8.95	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	6.88	MASSMUTUAL	PO BOX 28004	ATLANTA GA 30358-0004
	7.20	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076
	6.59	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS VALUE FUND
CLASS R4	35.38	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.27	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	6.54	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004
	6.17	VANTAGETRUST - UNITIZED	C/O ICMA RETIREMENT CORPORATION 777 N CAPITOL ST NE	WASHINGTON DC 20002-4239

MFS VALUE FUND
CLASS R6	25.00	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	20.30	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.45	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076

1 State Street Bank is the record owner of shares of the Fund on behalf of certain investment companies advised by MFS.

Effective immediately, the table within the sub-section entitled “Compensation” under the main heading entitled “Appendix D – Portfolio Manager(s)” is restated in its entirety as follows:

As of December 31, 2017, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Emerging Markets Equity Fund	Jed Stocks	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Jim Fallon	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Matt Krummell	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds
	Jonathan Sage	MSCI Emerging Markets Index (net div) Lipper Emerging Markets Funds

MFS Blended Research Global Equity Fund	Jonathan Sage	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jim Fallon	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Matt Krummell	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jed Stocks	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds

MFS Blended Research International Equity Fund	Jed Stocks	MSCI All Country World (ex-US) Index (net div) Lipper International Large-Cap Core Funds
	Jim Fallon	MSCI All Country World (ex-US) Index (net div) Lipper International Multi-Cap Core Funds
	Matt Krummell	MSCI All Country World (ex-US) Index (net div) Lipper International Multi-Cap Core Funds
	Jonathan Sage	MSCI All Country World (ex-US) Index (net div) Lipper International Multi-Cap Core Funds

33

MFS Global New Discovery Fund	Peter Fruzzetti	MSCI All Country World Small Mid Cap Index (net div) Lipper Global Funds Lipper Global Small/Mid-Cap Funds
	Michael Grossman	MSCI All Country World Small Mid Cap Index (net div) Lipper Global Funds Lipper Global Small/Mid-Cap Funds

MFS Global Real Estate Fund	Rick Gable	FTSE EPRA/NAREIT Developed Real Estate Index (net div) Lipper Global Real Estate Funds

MFS Low Volatility Equity Fund	Jim Fallon	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Matt Krummell	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Jonathan Sage	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Jed Stocks	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds

MFS Low Volatility Global Equity Fund	Jim Fallon	MSCI All Country World Index (net div) Lipper Global Large-Cap Core Funds
	Matt Krummell	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jonathan Sage	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds
	Jed Stocks	MSCI All Country World Index (net div) Lipper Global Multi-Cap Core Funds

MFS Mid Cap Growth Fund	Eric Fischman	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds
	Paul Gordon	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds

MFS New Discovery Fund	Michael Grossman	Russell 2000® Growth Index Lipper Small-Cap Growth Funds

MFS Research International Fund	Jose Luis Garcia	MSCI EAFE (Europe, Australasia, Far East) Index (net div) Lipper International Funds Lipper International Multi-Cap Growth Funds

MFS Technology Fund	Matthew Sabel	Standard & Poor’s North American Technology Sector Index Lipper Science & Technology Funds Lipper Global Science/Technology Funds

MFS Value Fund	Nevin Chitkara	Russell 1000® Value Index Lipper Large-Cap Value Funds Lipper Large-Cap Core Funds Lipper Equity Income Funds
	Steven Gorham	Russell 1000® Value Index Lipper Large-Cap Value Funds Lipper Large-Cap Core Funds Lipper Equity Income Funds

The Russell Midcap® Growth Index, Russell 1000® Value Index, and Russell 2000® Growth Index are trademarks/service marks of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

34

Statement of Additional Information December 29, 2017

Ticker Symbols
Fund	Class A	Class T	Class B	Class C	Class 529A	Class 529B	Class 529C
MFS® Series Trust I:
MFS® Core Equity Fund	MRGAX	N/A*	MRGBX	MRGCX	N/A	N/A	N/A
MFS® Low Volatility Equity Fund	MLVAX	N/A*	MLVBX	MLVGX	N/A	N/A	N/A
MFS® Low Volatility Global Equity Fund	MVGAX	N/A*	MVGBX	MVGCX	N/A	N/A	N/A
MFS® New Discovery Fund	MNDAX	N/A*	MNDBX	MNDCX	EANDX	EBNDX	ECNDX
MFS® Research International Fund	MRSAX	N/A*	MRIBX	MRICX	EARSX	EBRIX	ECRIX
MFS® Technology Fund	MTCAX	N/A*	MTCBX	MTCCX	N/A	N/A	N/A
MFS® U.S. Government Cash Reserve Fund	MSRXX	N/A	MCRXX	MCCXX	MACXX	MRBXX	MRCXX
MFS® Value Fund	MEIAX	N/A*	MFEBX	MEICX	EAVLX	EBVLX	ECVLX
MFS® Series Trust IV:
MFS® Blended Research® Emerging Markets Equity Fund	BRKAX	N/A*	BRKBX	BRKCX	N/A	N/A	N/A
MFS® Blended Research® Global Equity Fund	BRLAX	N/A*	BRLBX	BRLCX	N/A	N/A	N/A
MFS® Blended Research® International Equity Fund	BRXAX	N/A*	BRXBX	BRXCX	N/A	N/A	N/A
MFS® Global New Discovery Fund	GLNAX	N/A*	GLNBX	GLNCX	N/A	N/A	N/A
MFS® Mid Cap Growth Fund	OTCAX	N/A*	OTCBX	OTCCX	EAMCX	EBCGX	ECGRX
MFS® Series Trust XIII: MFS® Global Real Estate Fund	MGLAX	N/A*	MGLDX	MGLCX	N/A	N/A	N/A

Ticker Symbols
Fund	Class I	Class R1	Class R2	Class R3	Class R4	Class R6
MFS® Series Trust I:
MFS® Core Equity Fund	MRGRX	MRGGX	MRERX	MRGHX	MRGJX	MRGKX
MFS® Low Volatility Equity Fund	MLVHX	MLVMX	MLVOX	MLVPX	MLVRX	MLVTX
MFS® Low Volatility Global Equity Fund	MVGIX	MVGJX	MVGKX	MVGLX	MVGMX	MVGNX
MFS® New Discovery Fund	MNDIX	MNDGX	MNDRX	MNDHX	MNDJX	MNDKX
MFS® Research International Fund	MRSIX	MRSGX	MRSRX	MRSHX	MRSJX	MRSKX
MFS® Technology Fund	MTCIX	MTCKX	MTERX	MTCHX	MTCJX	MTCLX
MFS® U.S. Government Cash Reserve Fund	N/A	CRVXX	CRMXX	CRJXX	CRKXX	N/A
MFS® Value Fund	MEIIX	MEIGX	MVRRX	MEIHX	MEIJX	MEIKX
MFS® Series Trust IV:
MFS® Blended Research® Emerging Markets Equity Fund	BRKIX	BRKRX	BRKSX	BRKTX	BRKUX	BRKVX
MFS® Blended Research® Global Equity Fund	BRLJX	BRLRX	BRLSX	BRLTX	BRLUX	BRLYX
MFS® Blended Research® International Equity Fund	BRXIX	BRXRX	BRXSX	BRXTX	BRXUX	BRXVX
MFS® Global New Discovery Fund	GLNIX	GLNJX	GLNKX	GLNLX	GLNMX	GLNNX
MFS® Mid Cap Growth Fund	OTCIX	OTCGX	MCPRX	OTCHX	OTCJX	OTCKX
MFS® Series Trust XIII:
MFS® Global Real Estate Fund	MGLIX	MGLJX	MGLKX	MGLLX	MGLMX	MGLRX

Fund	Ticker Symbols
MFS® Series Trust IV:
MFS® U.S. Government Money Market Fund	MCMXX

*Currently not offered.

This Statement of Additional Information (“SAI”) contains additional information about each fund listed above (references to “a Fund” or “the Fund” mean each Fund listed on the cover page, unless otherwise noted), and should be read in conjunction with the Fund’s Prospectus dated December 29, 2017, as may be amended or supplemented from time to time.  The Fund’s financial statements are incorporated into this

SAI by reference to the Fund’s most recent Annual Report to shareholders.  You may obtain a copy of the Fund’s Prospectus and Annual Report without charge by contacting the Fund’s transfer agent, MFS Service Center, Inc. (please see back cover for address and telephone number).

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

DECEMBER-SAI-COMBINED-122917

Table of Contents:

DEFINITIONS

“1940 Act” – the Investment Company Act of 1940 and the rules and regulations thereunder, as amended from time to time, and as such Act, rules or regulations are interpreted by the SEC.

“Board” – the Board of Trustees of the Trust.

“Employer Retirement Plans” – includes 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans any of whose accounts are maintained by the Fund at an omnibus level.

“Financial intermediary” – includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling, administration or other similar agreement with MFD, MFS, or any of their affiliates.

“Fund” – references to “a Fund” or “the Fund” mean each Fund listed on the cover page, unless otherwise noted.

“Independent Trustees” – trustees who are not “interested persons” (as defined in the 1940 Act) of the Fund.

“Majority Shareholder Vote” – as defined currently in the 1940 Act to be the lesser of (i) 67% or more of the voting securities present at a meeting at which holders of voting securities representing more than 50% of the outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities.

“MFD” or the “Distributor” – MFS Fund Distributors, Inc., a Delaware corporation.

“MFS” – Massachusetts Financial Services Company, a Delaware corporation.

“MFSC” – MFS Service Center, Inc., a Delaware corporation.

“MFS Fund” – a fund managed by MFS and overseen by the Board.

“MFS Funds” – collectively, the funds managed by MFS and overseen by the Board.

“Prospectus” – the Prospectus of the Fund, dated December 29, 2017, as may be amended or supplemented from time to time.

“SEC” – U.S. Securities and Exchange Commission.

“Trust” – references to a “Trust” mean the Massachusetts business trust of which the Fund is a series, or, if the Fund is itself a Massachusetts business trust, references to a “Trust” shall mean the Fund.

MANAGEMENT OF THE FUND

Organization of the Fund

MFS Core Equity Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, MFS U.S. Government Cash Reserve Fund, and MFS Value Fund, each an open-end investment company, are series of MFS Series Trust I, a Massachusetts business trust organized in 1986.  Prior to July 1, 2014, MFS U.S. Government Cash Reserve Fund was known as MFS Cash Reserve Fund.  MFS Core Equity Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS U.S. Government Cash Reserve Fund, and MFS Value Fund are diversified funds. MFS Technology Fund is a non-diversified fund.

MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Global New Discovery Fund, MFS Mid Cap Growth Fund, and MFS U.S. Government Money Market Fund, each an open-end investment company, are series of MFS Series Trust IV, a Massachusetts business trust organized in 1975.  Prior to July 1, 2014, MFS U.S. Government Money Market Fund was known as MFS Money Market Fund.  MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Global New Discovery Fund, MFS Mid Cap Growth Fund, and MFS U.S. Government Money Market Fund are diversified funds.

MFS Global Real Estate Fund, an open-end investment company, is a series of MFS Series Trust XIII, A Massachusetts business trust organized in 1981.  MFS Global Real Estate Fund is a diversified fund.

Trustees/Officers

Board Leadership Structure and Oversight – The following provides an overview of the leadership structure of the Board and the Board’s oversight of the MFS Funds’ risk management process.  As of January 1, 2018, the Board consists of 10 Trustees, eight of whom are Independent Trustees. An Independent Trustee serves as Chair of the Board. Taking into account the number, the diversity and the complexity of the MFS Funds overseen by the Board and the aggregate amount of assets under management in the MFS Funds, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain specific matters to Committees of the Board.  Each of the seven standing Committees of the Board, to which the Board has delegated certain authority and oversight responsibilities, consists exclusively of Independent Trustees.  In connection with each of the Board’s regular meetings, the Independent Trustees meet separately from MFS with their counsel and with the MFS Funds’ Independent Senior Officer, who is independent of MFS and advises the Independent Trustees regarding contract review, compliance, and business matters. The Independent Trustees also meet regularly with the MFS Funds’ Chief Compliance Officer (who is also MFS’ Chief Compliance Officer) to receive reports regarding the compliance of the MFS Funds with the federal securities laws and the MFS Funds’ compliance policies and procedures.  The Board reviews its leadership structure periodically and believes that its structure is appropriate to enable the Board to exercise its oversight of the MFS Funds.

Each MFS Fund has retained MFS as its investment adviser and administrator. MFS provides each MFS Fund with investment advisory services, and is responsible for day-to-day administration of each MFS Fund and management of the risks that arise from each MFS Fund’s investments and operations. Certain employees of MFS serve as each MFS Fund’s officers, including each MFS Fund’s principal executive officer and principal financial and accounting officer. The Board provides oversight of the services provided by MFS and its affiliates,

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including the risk management activities of MFS and its affiliates. In addition, each Committee of the Board provides oversight of its risk management activities with respect to the particular activities within the Committee’s purview.  In the course of providing oversight, the Board and the Committees receive a wide range of reports on each MFS Fund’s activities, including regarding each MFS Fund’s investment portfolio, the compliance of each MFS Fund with applicable laws, and each MFS Fund’s financial accounting and reporting. The Board also meets periodically with the portfolio managers of each MFS Fund to receive reports regarding the management of each MFS Fund, including its investment risks.  The Board and the relevant Committees meet periodically with MFS’ Chief Risk Officer and MFS’ Chief Investment Risk Officer to receive reports on MFS’ and its affiliates’ risk management activities, including their efforts to (i) identify key risks that could adversely affect the MFS Funds or MFS; (ii) implement processes and controls to mitigate such key risks; and (iii) monitor business and market conditions in order to facilitate the processes described in (i) and (ii) above.  In addition, the Board and the relevant Committees oversee risk management activities related to the key risks associated with services provided by various non-affiliated service providers through the receipt of reports prepared by MFS, and, in certain circumstances, through the receipt of reports directly from service providers, such as in the case of each MFS Fund’s auditor, custodian, and pricing service providers.

Trustees and Officers — Identification and Background — The identification and background of the Trustees and Officers of the Trust, as well as an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Fund should so serve, are set forth in APPENDIX A.

Trustee Compensation and Committees — Compensation paid to the Independent Trustees for certain specified periods, as well as information regarding Committees of the Board, is set forth in APPENDIX B.

Share Ownership

Information concerning the ownership of Fund shares (i) by Trustees and officers of the Trust as a group, as well as the dollar value range of each Trustee’s share ownership in the Fund and, on an aggregate basis, in the MFS Funds, (ii) by investors who are deemed to “control” the Fund, if any, and (iii) by investors who own 5% or more of any class of Fund shares (if no classes, of the Fund), if any, is set forth in APPENDIX C.

Portfolio Manager(s)

For each Fund except MFS U.S. Government Cash Reserve Fund and MFS U.S. Government Money Market Fund (each a “Money Market Fund”; collectively, the “Money Market Funds”), information regarding other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest of the Fund’s portfolio manager(s), is set forth in APPENDIX D.

Contractual Arrangements

The Fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian, among others, who each provide services to the Fund. Unless expressly stated otherwise, shareholders of the Fund are not parties to, or intended beneficiaries of, these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund.

Investment Adviser

MFS provides the Fund with investment advisory services. MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

As of February 1, 2010, MFS signed the Principles for Responsible Investment (PRI), an investor initiative in partnership with the United Nations Environment Programme Finance Initiative and the United Nations Global Compact.  As a signatory to the PRI, where consistent with its fiduciary responsibilities, MFS aspires to: incorporate environmental, social and corporate governance (ESG) issues into its investment analysis and decision-making processes; be an active owner and incorporate ESG issues into its ownership policies and practices; seek appropriate disclosure on ESG issues by the entities in which it invests; promote acceptance and implementation of the PRI within the investment industry; work to enhance the effectiveness in implementing the PRI; and report on activities and progress toward implementing the PRI.  While MFS aspires to follow the PRI where consistent with its fiduciary responsibilities, signing the PRI is not a legal commitment to do so and MFS may take actions that may be inconsistent with the PRI or may fail to take actions that would be consistent with the PRI.

MFS votes proxies on behalf of the Fund pursuant to the proxy voting policies and procedures set forth in APPENDIX E. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.

In addition to the conflicts of interest discussed elsewhere in this SAI, MFS may have other conflicts of interest related to its service as investment adviser to the Fund and other accounts, its other business activities, and its employees.  In order to minimize conflicts of interest, all employees of MFS are subject to policies and procedures regarding conflicts of interest, appropriate business conduct, confidential and proprietary information, information barriers, private investments, outside business activities, personal trading, gifts and entertainment, political and charitable contributions, and other topics.  There is no guarantee that MFS will be successful in identifying or mitigating conflicts of interest.

MFS advises multiple accounts (including accounts in which MFS or an affiliate have an interest).  Investment and voting decisions made for one or more accounts may compete with, differ from, conflict with, or involve different timing from investment and voting decisions made for the Fund.  MFS’ acting as investment adviser to multiple accounts could have a detrimental effect on the price, terms, or availability of a security with respect to the Fund.

In certain instances, there are securities that are suitable for the Fund as well as for one or more other accounts advised by MFS or of any subsidiary of MFS or that MFS believes should no longer be held by the Fund or by other accounts advised by MFS or any subsidiary of MFS. It is possible that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one account. Transactions for each account

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generally are effected independently unless MFS determines to purchase or sell the same securities for several clients at approximately the same time. MFS may, but is not required to, aggregate purchases and sales for several accounts. The simultaneous management of multiple accounts may create conflicts of interest, particularly in circumstances where MFS or an affiliate has an interest in one or more accounts, where one or more accounts pays higher fees or performance-based fees, or where the availability or liquidity of investment opportunities is limited. MFS has adopted policies that it believes are reasonably designed to ensure that when two or more accounts (including accounts in which MFS or an affiliate have an interest) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among accounts in a manner believed by MFS to be fair and equitable to each account over time.  Allocations may be based on many factors and may not always be pro rata based on assets managed. The allocation methodology could have a detrimental effect on the price or availability of a security with respect to the Fund.

Investment Advisory Agreement — MFS manages the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, MFS provides the Fund with investment advisory services. Subject to such policies as the Trustees may determine, MFS makes investment decisions for the Fund. For these services, MFS receives an investment advisory fee, computed and paid monthly, as follows:

For MFS Blended Research Emerging Markets Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually up to $1 billion; 0.70% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.675% of the Fund’s average daily net assets annually in excess of $2.5 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.  MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.24% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.99% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.99% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.49% of the class’ average daily net assets annually for Class R2 shares, and 0.95% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS Blended Research Global Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.50% of the Fund’s average daily net assets annually up to $1 billion; 0.475% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.45% of the Fund’s average daily net assets annually in excess of $2.5 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.  MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.89% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.64% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class’ average daily net assets annually for Class R2 shares, and 0.60% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS Blended Research International Equity Fund, the management fee set forth in the Investment Advisory Agreement is 0.50% of the Fund’s average daily net assets annually up to $1 billion; 0.475% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.45% of the Fund’s average daily net assets annually in excess of $2.5 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.  MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.89% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.64% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class’ average daily net assets annually for Class R2 shares, and 0.60% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS Core Equity Fund, effective December 29, 2016, the management fee set forth in the Investment Advisory Agreement is 0.65% of the Fund’s average daily net assets annually up to $500 million; 0.55% of the Fund’s average daily net assets annually in excess of $500 million and up to $2.5 billion; and 0.50% of the Fund’s average daily net assets annually in excess of $2.5 billion.  For the period from September 1, 2016 to December 28, 2016, the management fee set forth in the Investment Advisory Agreement was 0.65% of the Fund’s average daily net assets annually of the first $500 million and 0.55% of the Fund’s average daily net assets annually in excess of $500 million.  For the period from September 1, 2016 to December 28, 2016, MFS agreed in writing to reduce its management fee to 0.50% of the Fund’s average daily net assets annually in excess of $2.5 billion. This written agreement was terminated as of December 28, 2016.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

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For MFS Global New Discovery Fund, the management fee set forth in the Investment Advisory Agreement is 0.975% of the Fund’s average daily net assets annually up to $1 billion; 0.90% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.85% of the Fund’s average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.  MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.50% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 2.25% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.25% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.75% of the class’ average daily net assets annually for Class R2 shares, and 1.22% of the class’ average daily net assets annually for Class R6 shares.  This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS Global Real Estate Fund, the management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund’s average daily net assets annually of the first $1 billion; 0.75% of the Fund’s average daily net assets annually in excess of $1 billion and less than $2.5 billion; and 0.65% of the Fund’s average daily net assets annually in excess of $2.5 billion. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.  MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.35% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 2.10% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.10% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.60% of the class’ average daily net assets annually for Class R2 shares, and 1.05% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS Low Volatility Equity Fund, effective August 1, 2017, the management fee set forth in the Investment Advisory Agreement is 0.50% of the Fund’s average daily net assets annually up to $1 billion; 0.475% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.45% of the Fund’s average daily net assets annually in excess of $2.5 billion. For the period from September 1, 2016 to July 31, 2017, the management fee set forth in the Investment Advisory Agreement was 0.60% of the Fund’s average daily net assets annually of the first $1 billion; 0.55% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.50% of the Fund’s average daily net assets annually in excess of $2.5 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.  MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.89% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.64% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.64% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.14% of the class’ average daily net assets annually for Class R2 shares, and 0.57% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS Low Volatility Global Equity Fund, effective August 1, 2017, the management fee set forth in the Investment Advisory Agreement is 0.55% of the Fund’s average daily net assets annually up to $1 billion; 0.525% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.50% of the Fund’s average daily net assets annually in excess of $2.5 billion.  For the period from September 1, 2016 to July 31, 2017, the management fee set forth in the Investment Advisory Agreement was 0.65% of the Fund’s average daily net assets annually of the first $1 billion; 0.60% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.55% of the Fund’s average daily net assets annually in excess of $2.5 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets. MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.99% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 1.74% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.74% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.24% of the class’ average daily net assets annually for Class R2 shares, and 0.68% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS Mid Cap Growth Fund, effective December 29, 2016, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually up to $1 billion; 0.70% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; and 0.65% of the Fund’s average daily net assets annually in excess of $2.5 billion. For the period from September 1, 2016 to December 28, 2016, the management fee set forth in the Investment Advisory Agreement was 0.75% of the Fund’s average daily net assets annually of the first $3 billion and 0.70% of

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the Fund’s average daily net assets annually in excess of $3 billion.  For the period from September 1, 2016 to December 28, 2016, MFS agreed in writing to reduce its management fee to 0.70% of the Fund’s average daily net assets annually in excess of $1 billion to $2.5 billion and 0.65% of the Fund’s average daily net assets annually in excess of $2.5 billion. This written agreement was terminated as of December 28, 2016.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.  MFS has agreed in writing to bear the Fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the Fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 1.30% of the class’ average daily net assets annually for each of Class A, Class T, and Class R3 shares, 2.05% of the class’ average daily net assets annually for each of Class B, Class C, and Class R1 shares, 1.05% of the class’ average daily net assets annually for each of Class I and Class R4 shares, 1.35% of the class’ average daily net assets annually for Class 529A shares, 2.10% of the class’ average daily net assets annually for each of Class 529B and Class 529C shares, 1.55% of the class’ average daily net assets annually for Class R2 shares, and 0.95% of the class’ average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the Fund’s Board, but such agreement will continue until at least December 31, 2018.

For MFS New Discovery Fund, effective December 29, 2016, the management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund’s average daily net assets annually up to $1 billion; 0.80% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2.5 billion; 0.75% of the Fund’s average daily net assets annually in excess of $2.5 billion and up to $5 billion; and 0.70% of the Fund’s average daily net assets annually in excess of $5 billion.  For the period from September 1, 2016 to December 28, 2016, the management fee set forth in the Investment Advisory Agreement was 0.90% of the Fund’s average daily net assets annually. For the period from September 1, 2016 to December 28, 2016, MFS agreed in writing to reduce its management fee to 0.80% of the Fund’s average daily net assets annually in excess of $1 billion to $2.5 billion; 0.75% of the Fund’s average daily net assets annually in excess of $2.5 billion to $5 billion; and 0.70% of the Fund’s average daily net assets annually in excess of $5 billion. This written agreement was terminated as of December 28, 2016.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS Research International Fund, effective December 29, 2016, the management fee set forth in the Investment Advisory Agreement is 0.90% of the Fund’s average daily net assets annually up to $1 billion; 0.80% of the Fund’s average daily net assets annually in excess of $1 billion and up to $2 billion; 0.70% of the Fund’s average daily net assets annually in excess of $2 billion and up to $5 billion; 0.60% of the Fund’s average daily net assets annually in excess of $5 billion and up to $10 billion; and 0.55% of the Fund’s average daily net assets annually in excess of $10 billion.  For the period from September 1, 2016 to December 28, 2016, the management fee set forth in the Investment Advisory Agreement was 0.90% of the Fund’s average daily net assets annually up to $1 billion; 0.80% of the Fund’s average daily net assets annually in excess of $1 billion up to $2 billion; and 0.70% of the Fund’s average daily net assets annually in excess of $2 billion. For the period from September 1, 2016 to December 28, 2016, MFS agreed in writing to reduce its management fee to 0.60% of the Fund’s average daily net assets annually in excess of $5 billion to $10 billion and 0.55% of the Fund’s average daily net assets annually in excess of $10 billion. This written agreement was terminated as of December 28, 2016.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS Technology Fund, the management fee set forth in the Investment Advisory Agreement is 0.75% of the Fund’s average daily net assets annually of the first $1 billion and 0.70% of the Fund’s average daily net assets annually in excess of $1 billion.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS U.S. Government Cash Reserve Fund, the management fee set forth in the Investment Advisory Agreement is 0.40% of the Fund’s average daily net assets annually.  MFS has voluntarily agreed to waive all or a portion of the management fee of the Fund and bear some or all of the Fund’s expenses to avoid a negative yield for the Fund. MFS may terminate this voluntary waiver at any time.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS U.S. Government Money Market Fund, the management fee set forth in the Investment Advisory Agreement is 0.40% of the Fund’s average daily net assets annually of the first $1 billion and 0.35% of the Fund’s average daily net assets annually in excess of $1 billion.  MFS has voluntarily agreed to waive all or a portion of the management fee of the Fund and bear some or all of the Fund’s expenses to avoid a negative yield for the Fund. MFS may terminate this voluntary waiver at any time.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board. For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

For MFS Value Fund, effective August 1, 2017, the management fee set forth in the Investment Advisory Agreement is 0.60% of the Fund’s average daily net assets annually up to $7.5 billion; 0.53% of the Fund’s average daily net assets annually in excess of $7.5 billion and up to $10 billion; 0.50% of the Fund’s average daily net assets annually in excess of $10 billion and up to $20 billion; 0.45% of the Fund’s average daily net assets annually in excess of $20 billion and up to $25 billion; 0.42% of the Fund’s average daily net assets annually in excess of $25 billion and up to $30 billion; 0.40% of the Fund’s average daily net assets annually in excess of $30 billion and up to $35 billion; 0.38% of the Fund’s average daily net assets

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annually in excess of $35 billion and up to $40 billion; 0.36% of the Fund’s average daily net assets annually in excess of $40 billion and up to $45 billion, and 0.35% of the Fund’s average daily net assets annually in excess of $45 billion.  For the period from December 29, 2016 to July 31, 2017, the management fee set forth in the Investment Advisory Agreement was 0.60% of the Fund’s average daily net assets annually up to $7.5 billion; 0.53% of the Fund’s average daily net assets annually in excess of $7.5 billion and up to $10 billion; 0.50% of the Fund’s average daily net assets annually in excess of $10 billion and up to $20 billion; 0.45% of the Fund’s average daily net assets annually in excess of $20 billion and up to $25 billion; 0.42% of the Fund’s average daily net assets annually in excess of $25 billion and up to $30 billion; 0.40% of the Fund’s average daily net assets annually in excess of $30 billion and up to $35 billion; 0.38% of the Fund’s average daily net assets annually in excess of $35 billion and up to $40 billion; and 0.36% of the Fund’s average daily net assets annually in excess of $40 billion.  For the period from September 1, 2016 to December 28, 2016, the management fee set forth in the Investment Advisory Agreement was 0.60% of the Fund’s average daily net assets annually of the first $7.5 billion; 0.53% of the Fund’s average daily net assets annually of the next $2.5 billion; and 0.50% of the Fund’s average daily net assets annually in excess of $10 billion. For the period from September 1, 2016 to December 28, 2016, MFS agreed in writing to reduce its management fee to 0.45% of the Fund’s average daily net assets annually in excess of $20 billion to $25 billion; 0.42% of the Fund’s average daily net assets annually in excess of $25 billion to $30 billion; 0.40% of the Fund’s average daily net assets annually in excess of $30 billion to $35 billion; 0.38% of the Fund’s average daily net assets annually in excess of $35 billion to $40 billion; and 0.36% of the Fund’s average daily net assets annually in excess of $40 billion.  This written agreement was terminated as of December 28, 2016.  MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the Fund’s Board.  For the fiscal year ended August 31, 2017, this management fee reduction amounted to less than 0.01% of the Fund’s average daily net assets.

MFS pays the compensation of the Trust’s officers and of any Trustee who is an employee of MFS. MFS also furnishes at its own expense investment advisory and administrative services, office space, equipment, clerical personnel, investment advisory facilities, and executive and supervisory personnel necessary for managing the Fund’s investments and effecting its portfolio transactions.

The Trust pays the compensation of the Independent Trustees and all expenses of the Fund incurred in its operation and offering of shares (other than those assumed by MFS in writing) including: management fees; Rule 12b-1 fees; administrative services fees; Section 529 program management services fees; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Fund; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar, or dividend disbursing agent of the Fund; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing stock certificates, shareholder reports, notices, proxy statements, confirmations, periodic investment statements and reports to governmental officers and commissions; brokerage and other expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the Fund’s custodian, for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Fund; organizational and start-up costs; and such non-recurring or extraordinary expenses as may arise, including those relating to actions, suits, or proceedings to which the Fund is a party or otherwise may have an exposure, and the legal obligation which the Fund may have to indemnify the Trust’s Trustees and officers with respect thereto. Expenses relating to the issuance, registration and qualification of shares of the Fund and the preparation, printing and mailing of prospectuses for such purposes are borne by the Fund except to the extent that the Distribution Agreement with MFD, provides that MFD is to pay some or all of such expenses. Expenses of the Trust which are not attributable to a specific Fund are allocated among the MFS Funds in the Trust in a manner believed by management of the Trust to be fair and equitable.

The Advisory Agreement has an initial two-year term and continues in effect thereafter only if such continuance is specifically approved at least annually by the Board or by Majority Shareholder Vote and, in either case, by a majority of the Independent Trustees. The Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by a Majority Shareholder Vote, or by either party, on not more than 60 days’ nor less than 30 days’ written notice. The Advisory Agreement may be approved, renewed, amended, or terminated as to one MFS Fund in the Trust, even though the Agreement is not approved, renewed, amended, or terminated as to any other MFS Fund in the Trust.

The Advisory Agreement also provides that neither MFS nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its or their duties and obligations under the Advisory Agreement.

Administrator

MFS provides the Fund with certain financial, legal, and other administrative services under a Master Administrative Services Agreement between the Fund and MFS. Under the Agreement, the Fund pays an annual fee to MFS for providing these services based on the amount of assets in the Fund and/or the type of fund.

Shareholder Servicing Agent

MFSC, a wholly-owned subsidiary of MFS, provides dividend and distribution disbursing and transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of each class of shares of the Fund under a Shareholder Servicing Agent Agreement. MFSC receives a fee from the Fund based on the amount of assets in the Fund, the types of accounts through which shareholders invest in the Fund, the costs of servicing these types of accounts, and a target profit margin. MFSC also contracts with other entities to provide some or all of the services described above.

In addition, MFSC is reimbursed by the Fund for certain expenses incurred by MFSC on behalf of the Fund.  These reimbursements include payments for certain out-of-pocket expenses, such as costs related to mailing shareholder statements and the use of third party recordkeeping systems, incurred by MFSC in performing the services described above.  MFSC is also reimbursed for payments made under agreements with service providers that provide sub-accounting, transaction processing, and/or other shareholder services (“Shareholder Servicing Payments”), that may include receiving instructions for the purchase, exchange or redemption of shares; preparing and transmitting periodic statements; providing or causing to be provided prospectuses, annual reports, semiannual reports, shareholder notices, and other shareholder communications; providing required tax services and documents; calculating and assessing sales charges; and calculating and recording or distributing distributions to shareholders.  Service providers receive an annualized fee based on the Fund’s average daily net assets serviced

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by the service provider and/or a fee for each year, or portion thereof, for each Fund account serviced by the service provider.  Payments vary by service provider and may be significant to the service provider.

Special Servicing Agreement

Under a Special Servicing Agreement among MFS, certain MFS Funds-of-Funds (currently, the MFS Asset Allocation Funds), and Participating Funds in which an MFS Fund-of-Funds invests, Participating Funds pay to MFSC a portion of each MFS Fund-of-Funds transfer agent-related expenses, including Shareholder Servicing Payments payable to service providers, to the extent such Shareholder Servicing Payments are less than the amount of the benefits realized or expected to be realized by the Participating Fund from the investment in the Participating Fund by the MFS Fund-of-Funds.  As of December 29, 2017, Participating Funds include the following MFS Funds:  MFS Absolute Return Fund; MFS Emerging Markets Debt Local Currency Fund; MFS Global Bond Fund; MFS Global Real Estate Fund; MFS Government Securities Fund; MFS High Income Fund; MFS Inflation-Adjusted Bond Fund; MFS Limited Maturity Fund; and MFS Mid Cap Growth Fund.

Distributor

MFD, a wholly-owned subsidiary of MFS, serves as distributor for the continuous offering of shares of the Fund pursuant to a Distribution Agreement. Under the Agreement, MFD agrees to use its best efforts to find purchasers for shares of the Fund.

Program Manager(s) (with respect to 529 Share Classes only)

MFD serves as program manager for a qualified tuition program under Section 529 of the Internal Revenue Code through which Class 529A, Class 529B, and Class 529C shares (“529 Share Classes”) are available as investment options to program participants. MFD provides, either directly or through third parties, recordkeeping, tax reporting, and account services, as well as services designed to maintain the programs’ compliance with the Internal Revenue Code and other regulatory requirements under a Master 529 Administrative Services Agreement.

Under the Agreement, the Fund pays MFD a fee of up to 0.05% annually of the assets attributable to the 529 Share Classes. MFD pays all or a portion of this fee to third parties.

Please consult the program description for your particular qualified tuition program for a discussion of the fees paid to and services received from the program manager.

Custodian

State Street Bank and Trust Company (“State Street”), with a place of business at State Street Financial Center, One Lincoln Street, Boston, MA 02111, serves as the custodian of the assets of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Core Equity Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, MFS U.S. Government Cash Reserve Fund, MFS U.S. Government Money Market Fund, and MFS Value Fund. State Street is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, providing reports on foreign securities depositaries, maintaining books of original entry and other required books and accounts, and calculating the daily net asset value of each class of shares.

JPMorgan Chase Bank (“JPMorgan”), with a place of business at One Chase Manhattan Plaza, New York, NY 10081, serves as the custodian of the assets of MFS Mid Cap Growth Fund. JPMorgan is responsible for safekeeping cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on investments, serving as the foreign custody manager, and providing reports on foreign securities depositaries. JPMorgan Chase Bank, N.A., as successor in interest to an affiliate of JPMorgan, J. P. Morgan Investor Services Co., with a place of business at One Beacon Street, Boston, MA 02108, is responsible for maintaining books of original entry and other required books and accounts and calculating the daily net asset value of each class of shares.

There is an expense offset arrangement that reduces the Fund’s custodian fees based upon the amount of U.S. Dollars deposited by the Fund with JPMorgan.

Certain Service Provider Compensation

Compensation paid by the Fund to certain of its service providers for advisory services, administrative services, Section 529 program management services (if applicable), and transfer agency-related services, for certain specified periods, is set forth in APPENDIX F.

Code of Ethics

The Fund, MFS, its subadvisor (if applicable), and MFD have adopted separate codes of ethics (“Codes of Ethics”) as required under the 1940 Act. The Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of MFS employees and the interests of the Fund. Subject to certain conditions and restrictions, each code permits personnel subject to the code to invest in securities for their own accounts, including securities that may be purchased, held, or sold by the Fund.

SALES CHARGES

Sales charges (as applicable) paid for certain specified periods in connection with the purchase and sale of the Fund’s shares are set forth in APPENDIX G.

DISTRIBUTION PLAN

The Trustees have approved a plan for the Fund (except MFS U.S. Government Money Market Fund) in accordance with Rule 12b-1 under the 1940 Act as described in the Fund’s Prospectus (the “Distribution Plan”).  In approving the Distribution Plan, the Trustees, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or any

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agreements relating to the Distribution Plan (“Distribution Plan Qualified Trustees”), concluded that there is a reasonable likelihood that the Distribution Plan would benefit the Fund and each respective class of shareholders.

The Distribution Plan is designed to promote sales of shares and reduce the amount of redemptions that might otherwise occur if the Distribution Plan were not in effect, as well as to compensate intermediaries for their servicing and maintenance of shareholder accounts. Increasing the Fund’s net assets through sales of shares, or reducing reductions in net assets by reducing redemptions, may help reduce the Fund’s expense ratio by spreading the Fund’s fixed costs over a larger base and may reduce the potential adverse effect of selling the Fund’s portfolio securities to meet redemptions. There is, however, no assurance that the net assets of the Fund will increase or not be reduced, or that other benefits will be realized as a result of the Distribution Plan.

The Distribution Plan remains in effect from year to year only if its continuance is specifically approved at least annually by vote of both the Trustees and a majority of the Distribution Plan Qualified Trustees. The Distribution Plan also requires that the Fund and MFD each provide the Trustees, and that the Trustees review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by a Majority Shareholder Vote of the shares of the class to which the Distribution Plan relates (“Designated Class”). The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the shares of the Designated Class of the Fund, or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees.

The distribution and service fees paid to MFD equal on an annual basis up to the following maximum percentages of average daily net assets of the class of the Fund (as applicable):

Class	Maximum Distribution Fee	Maximum Service Fee	Maximum Total Distribution and Service Fee
Class A	0.00%	0.25%	0.25%
Class T	0.00%	0.25%	0.25%
Class B	0.75%	0.25%	1.00%
Class B1	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%
Class 529A	0.00%	0.25%	0.25%
Class 529B	0.75%	0.25%	1.00%
Class 529C	0.75%	0.25%	1.00%
Class R1	0.75%	0.25%	1.00%
Class R2	0.25%	0.25%	0.50%
Class R3	0.00%	0.25%	0.25%

In certain circumstances, the fees described above may be wholly or partially waived, or do not apply to certain Funds. The distribution fee may be waived from time to time pursuant to Rule 2341 of the Financial Industry Regulatory Authority (“FINRA”).

MFD has voluntarily agreed to rebate to the class a portion of each class’ 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to seed money of MFS or an affiliate.  Current distribution and service fees for the Fund are reflected under the caption “Description of Share Classes — Distribution and Service Fees” in the Prospectus.

Service Fees

The Distribution Plan provides that the Fund pays MFD a service fee as described above based on the average daily net assets attributable to the Designated Class (i.e., Class A, Class T, Class B, Class B1, Class C, Class 529A, Class 529B, Class 529C, Class R1, Class R2, or Class R3 shares), as applicable, annually.  MFD may, at its discretion, retain all or a portion of such payments or pay all or a portion of such payments to financial intermediaries. Service fees compensate MFD and/or financial intermediaries for shareholder servicing and account maintenance activities, including shareholder recordkeeping (including assisting in establishing and maintaining customer accounts and records), transaction processing (including assisting with purchase, redemption and exchange requests), shareholder reporting, arranging for bank wires, monitoring dividend payments from the Fund on behalf of customers, forwarding certain shareholder communications from the Fund to customers, corresponding with shareholders and customers regarding the Fund (including receiving and responding to inquiries and answering questions regarding the Fund), and aiding in maintaining the investment of their respective customers in the Fund. Financial intermediaries may from time to time be required to meet certain criteria established by MFD in order to receive service fees.

Distribution Fees

The Distribution Plan provides that the Fund pays MFD a distribution fee as described above based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD’s obligations under its distribution agreement with the Fund. Distribution fees compensate MFD and/or financial intermediaries for their expenses in connection with the distribution of Fund shares, including commissions to financial intermediaries, printing prospectuses and reports used for sales purposes, the preparation and printing of sales literature, personnel, travel, office expense and equipment, payments made to wholesalers employed by MFD (employees may receive additional compensation if they meet certain targets for sales of the Fund), and other distribution-related expenses. The amount of the distribution fee paid by the Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. While the amount of compensation received by MFD in the form of

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distribution fees during any year may be more or less than the expenses incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its Distribution Agreement with the Fund.

Distribution and Service Fees Paid to MFD

Payments made by the Fund under the Fund’s Distribution Plan for the Fund’s most recent fiscal year are set forth in APPENDIX H.

FINANCIAL INTERMEDIARY COMPENSATION

MFD and/or its affiliates may pay commissions, Rule 12b-1 distribution and service fees, and 529 administrative services fees (if applicable), shareholder servicing fees, and other payments to financial intermediaries that sell Fund shares as described in APPENDIX I.

INVESTMENT STRATEGIES, RISKS AND RESTRICTIONS

Set forth in APPENDIX J is a description of investment strategies which the Fund may generally use in pursuing its investment objective(s) and investment policies to the extent such strategies are consistent with its investment objective and investment policies, and a description of the risks associated with these investment strategies. Set forth in APPENDIX K is a description of investment restrictions to which the Fund is subject.

NET INCOME AND DISTRIBUTIONS

Money Market Fund(s)

The net income attributable to the Money Market Funds is determined each day during which the New York Stock Exchange (the “NYSE”) is open for trading.

For this purpose, the net income attributable to shares of a Money Market Fund (from the time of the immediately preceding determination thereof) shall consist of (i) all interest income accrued on the portfolio assets of the Money Market Fund less (ii) all actual and accrued expenses of the Money Market Fund determined in accordance with generally accepted accounting principles. Interest income shall include discount earned (both original issue and market discount) on discount paper accrued ratably to the date of maturity.

Since the net income is declared as a dividend each time the net income is determined, the net asset value per share (i.e., the value of the net assets of the Money Market Fund divided by the number of shares outstanding) is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of a shareholder’s investment, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in the shareholder’s account.

In addition, the Money Market Funds intend to distribute net realized short- and long-term capital gains, if any, at least annually.

Other Funds

Each Fund other than the Money Market Funds intends to distribute to its shareholders all or substantially all of its net investment income. The net investment income of these Funds consists of non-capital gain income less expenses. In addition, these Funds intend to distribute net realized short- and long-term capital gains, if any, at least annually. Shareholders will be informed of the tax consequences of such distributions, including whether any portion represents a return of capital, after the end of each calendar year.

TAX CONSIDERATIONS

The following discussion is a brief summary of some of the important U.S. federal (and, where noted, state) income tax consequences affecting the Fund and its shareholders. The discussion is very general, and therefore prospective investors are urged to consult their tax advisers about the impact an investment in the Fund will have on their own tax situations.

Tax Treatment of the Fund

Federal Taxes — The Fund (even if it is a Fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund has elected (or in the case of a new Fund, intends to elect) to be, and intends to qualify to be treated each year as, a “regulated investment company” under Subchapter M of the Code.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested, including through corporations in which the Fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

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(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid; generally, taxable ordinary income and the excess, if any, of the net short-term capital gains over net long-term capital losses) and net tax-exempt income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (a partnership (i) the interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under section 7704(c)(2) of the Code.  In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in (b) above, identification of the issuer (or issuers) of a particular Fund investment will depend on the terms and conditions of that investment.  In some cases, such identification may be uncertain under current law, and future Internal Revenue Service (“IRS”) guidance or an adverse determination by the IRS regarding issuer identification for a particular type of investment may adversely affect the Fund’s ability to meet the diversification test.  In the case of the Fund’s investment in loan participations, the Fund will treat both the entity from whom the loan participation is acquired and the borrower as an issuer for the purposes of meeting the diversification requirement described in paragraph (b) above.  Finally, for purposes of this diversification requirement, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

As a regulated investment company, the Fund will not be subject to any U.S. federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code.  The Fund’s foreign-source income, gains, or proceeds, if any, may be subject to foreign withholding or other taxes, which could decrease the Fund’s return on the underlying investments.  Shareholders of the Fund should review “Taxation of Shareholders” below for further information regarding the tax implications of their investment in the Fund.

If the Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions or disposing of certain assets.  If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a “regulated investment company” accorded special treatment for such year, the Fund would be subject to federal income tax on all of its taxable income at corporate rates, and Fund distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would generally be taxable as ordinary income to the shareholders.  Some portions of such distributions may be eligible for the dividends received deduction in case of corporate shareholders and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, the shareholder meets certain holding period and other requirements in respect of the Fund’s shares (as described below).  In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

The Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction), its net tax-exempt income (if any) and its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards).  Any taxable income, including any net capital gain, retained by the Fund will generally be subject to tax at the Fund level at regular corporate rates.

If the Fund fails to distribute in a calendar year substantially all (at least 98%) of its ordinary income for such year and substantially all (at least 98.2%) of its capital gain net income for the one-year period ending October 31 (or November 30 or December 31 if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts.  For purposes of the required excise tax distribution, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be taken into account after October 31 (or November 30 if the Fund is permitted to elect and so elects) are treated as arising on January 1 of the following calendar year; in the case of a Fund that is permitted to make and makes the election to use December 31 as described above, there will be no gains or losses eligible to be so treated. Also, for purposes of the excise tax, the Fund will be treated as having distributed any amount on which it is subject to corporate income tax for the taxable year ending within the calendar year.  A dividend paid to shareholders by the Fund in January generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November, or December of that preceding year.  The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against the Fund’s net investment income.  Instead, subject to certain limitations, the Fund may carry forward a net capital loss from any taxable year to offset capital gains, if any, realized during a subsequent taxable year.  If the Fund incurs or has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term.  If the Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. The Fund must use any post-2010 losses, which will not expire, before it uses any pre-2011 losses.  This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital loss carryforwards are reduced to the extent they offset current year net realized capital gains, whether the Fund retains or distributes such gains. See the Fund’s most recent annual shareholder report for the Fund’s available capital loss carryforwards as of the end of its most recently ended fiscal year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (defined below), its taxable income and its earnings and profits, a regulated investment company may elect to treat any post-October capital loss (defined as any net capital loss, attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the

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sum of its (i) net ordinary losses, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary losses, if any, attributable to the portion of the taxable year, if any, after December 31) as if incurred in the succeeding taxable year.

Massachusetts Taxes — As long as it qualifies as a regulated investment company under the Code, the Fund will not be required to pay Massachusetts income or excise taxes.

Taxation of Shareholders

Tax Treatment of Distributions — Shareholders of the Fund generally will have to pay federal income tax and any applicable non-U.S., state or local income taxes on the dividends and “Capital Gain Dividends” (as defined below) they receive from the Fund.  Except as described below, any distributions from ordinary income or from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes whether paid in cash or reinvested in additional shares.

Qualified dividend income received by an individual will be taxed at the reduced rates applicable to net capital gains, provided holding period and other requirements are met.  In order for some portion of the Fund’s dividends to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the Fund shareholder must meet holding period and other requirements with respect to the Fund’s shares.  In general, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a non-U.S. corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a non-U.S. corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.  Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, also do not qualify to be treated as qualified dividend income.

In general, a distribution of investment income reported by the Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares.  If the qualified dividend income received by the Fund during any taxable year is 95% or more of its gross income for that taxable year, then 100% of the Fund’s dividends (other than Capital Gain Dividends), will be eligible to be treated as qualified dividend income.  For this purpose, in the case of a sale or other disposition by the Fund of stock or securities, the only gain included in the term “gross income” is the excess of net short-term capital gain from such sales or dispositions over the net long-term capital loss from such sales or dispositions.

Distributions of net capital gain that are properly reported by the Fund as capital gain dividends (“Capital Gain Dividends”), whether paid in cash or reinvested in additional shares, are taxable to shareholders for U.S. federal income tax purposes as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates, without regard to the length of time the shareholders have held their shares.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, estates and trusts to the extent their income exceeds certain threshold amounts.  For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the Fund of net investment income and capital gains (other than exempt-interest dividends, defined below) as described above, and (ii) any net gain from the sale, redemption, exchange, or other taxable disposition of Fund shares.  Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the Fund.

Any Fund dividend that is declared in October, November, or December of any calendar year, payable to shareholders of record in such a month and paid during the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.  The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

If the Fund makes a distribution to a shareholder in excess of the Fund’s current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder’s tax basis in its shares, and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.

Any Fund distribution, other than dividends that are declared by the Fund on a daily basis, will have the effect of reducing the per share net asset value of Fund shares by the amount of the distribution.  If you buy shares when a Fund has unrealized or realized but not yet distributed ordinary income or capital gains, such income or gain will be included in the price you pay for the shares, and you may receive a portion back as a taxable distribution even though such distribution may economically represent a return of your investment.

If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds issued on or before December 31, 2010, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund.  In such a case, shareholders must include in gross income (as interest) their proportionate share of the amount of those offsetting tax credits.  A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code.  Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

Capital Loss Carryforwards — Distributions from capital gains are generally made after applying any available capital loss carryforwards.  For details regarding capital loss carryforwards, please see “Tax Treatment of the Fund” above.  Additionally, the amounts and expiration dates, if any, of any capital loss carryforwards available to the Fund are shown in the notes to the financial statements for the Fund.

Dividends-Received Deduction —  In general, dividends of net investment income received by corporate shareholders of the Fund qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of eligible dividends received by the Fund from domestic corporations, provided the shareholder otherwise qualifies for the deduction with respect to its holding of Fund shares.  Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to

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the alternative minimum tax or result in certain basis adjustments. Payments in lieu of dividends, such as payments pursuant to securities lending arrangements, generally will not qualify for the dividends received deduction.

Disposition of Shares — In general, any gain or loss realized upon a disposition of Fund shares by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than 12 months, and otherwise as a short-term capital gain or loss.  However, any loss realized upon a disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to those shares.  Further, all or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed under the wash-sale rules as described in the Code if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition.  In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Shares Purchased Through Tax-Qualified Plans — Distributions by the Fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable.  Special tax rules apply to investments through such plans.  You should consult your tax adviser to determine the suitability of the Fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the Fund) from such a plan.

U.S. Taxation of Non-U.S. Persons — Distributions by the Fund to shareholders that are not “U.S. persons” within the meaning of the Code (“Non-U.S. Shareholders”) properly reported by the Fund as (1) Capital Gain Dividends, (2) short-term capital gain dividends, (3) interest-related dividends, each as defined and subject to certain conditions described below, and (4) and exempt-interest dividends, if any, generally will not be subject to withholding of U.S. federal income tax.  However, such dividends may be subject to backup withholding, as discussed below.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual Non-U.S. Shareholder, in each case to the extent such distributions are properly reported as such by the Fund in a written notice to shareholders.

The exceptions to withholding for short-term capital gain dividends and Capital Gain Dividends do not apply to (A) distributions to an individual Non-U.S. Shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the Non-U.S. Shareholder of a trade or business within the United States, under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a Non-U.S. Shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the Non-U.S. Shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the Non-U.S. Shareholder and the Non-U.S. Shareholder is a controlled foreign corporation. The Fund is permitted to report such part of its dividends as short-term capital gain and/or interest-related dividends as are eligible, but is not required to do so.  In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports all or a portion of a payment as a short-term capital gain or interest-related dividend. Non-U.S. Shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

Distributions by the Fund to Non-U.S. Shareholders other than Capital Gain Dividends, short-term capital gain dividends, interest-related dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S. source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

If a beneficial holder who is a Non-U.S. Shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

Special rules apply to distributions to Non-U.S. Shareholders from a Fund that is a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition described below.  Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC or former USRPHC.  Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) – USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC or former USRPHC – the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets.  A Fund that holds (directly or indirectly) significant interests in real estate investment trusts (“REITs”) may be a USRPHC.  Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exclusions do not apply for purposes of determining whether the Fund is a QIE.

If the Fund were a QIE, any distributions by the Fund (including, in certain cases, distributions made by the Fund in redemption of its shares) that are attributable directly or indirectly to (i) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPIs gain in its hands, and (ii) gains realized on the disposition of USRPIs by the Fund would retain their character as gains realized from USRPIs in the hands of the Fund’s Non-U.S. Shareholders and would be subject to U.S. tax withholding.

In addition, such distributions could result in the Non-U.S. Shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a Non-U.S. Shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the Non-U.S. Shareholder’s current and past ownership of the Fund.  Non-U.S. Shareholders of the Fund are also subject to wash-sale rules to prevent the avoidance of the tax-filing and tax-payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, if an interest in the Fund were a USRPI, the Fund typically would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% Non-U.S. Shareholder, and that shareholder typically would be required to file a U.S. income tax return for the year of the disposition of the Fund shares and pay any additional tax due on the gain.

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Under U.S. federal tax law, a beneficial holder of shares who is a Non-U.S. Shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met, or (iii) the shares are USRPIs.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a Non-U.S. Shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN, W-8BEN-E or substitute form).  Non-U.S. Shareholders should consult their tax advisers in this regard.

Special rules (including withholding and reporting requirements) apply to non-U.S. partnerships and those holding Fund shares through non-U.S. partnerships.  Additional considerations may apply to non-U.S. trusts and estates.  Investors holding Fund shares through non-U.S. entities should consult their tax advisers about their particular situation.

A Non-U.S. Shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the U.S. federal income tax referred to above. Non-U.S. investors in the Fund should consult their tax advisers with respect to the potential application of these rules.

Shareholder Reporting Obligations With Respect to Foreign Bank and Financial Accounts – Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of the Fund by vote or value could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” if any, on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR).  Shareholders should consult a tax adviser regarding the applicability to them of this reporting requirement.

Other Reporting and Withholding Requirements — Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government.  If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays, and 30% of the gross proceeds of Fund share sales, redemptions or exchanges and certain Capital Gain Dividends it pays on or after January 1, 2019.  If a payment by the Fund is subject to FATCA withholding, the Fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to Non-U.S. Shareholders described above (e.g., Capital Gain Dividends, short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

Backup Withholding — The Fund is also required in certain circumstances to apply backup withholding on taxable dividends, including Capital Gain Dividends, redemption proceeds and certain other payments that are paid to any non-corporate shareholder (including a Non-U.S. Shareholder) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding.  Shareholders who are neither citizens nor residents of the United States may qualify for exemption from backup withholding and should consult their tax advisers in the regard.  The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends.

Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Foreign Income Taxation of a Foreign Investor — Distributions received from the Fund by a foreign investor may also be subject to tax under the laws of the investor’s own jurisdiction.

State and Local Income Taxes: U.S. Government Securities — Dividends paid by the Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not distributions of capital gains realized upon the disposition of such obligations) may be exempt from state and local income taxes.  The Fund generally intends to advise shareholders of the extent, if any, to which its dividends consist of such interest.  Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

Tax Shelter Reporting — Under Treasury Regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.  Shareholders should consult their tax advisers to determine the applicability of these Regulations in light of their individual circumstances.

Certain Investments — Any investment in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain inflation-adjusted debt instruments, certain stripped securities, and certain obligations purchased at a market discount (including certain high yield debt obligations) will cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments.  To distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.  Such investments may also affect the character of income recognized by the Fund.

Investments in debt obligations that are at risk of, or in, default, present special tax issues for a Fund. Tax rules are not entirely clear about issues such as whether and, if so, to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.  These and other related issues will be addressed by each Fund when, as, and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

Very generally, where the Fund purchases a bond at a price that exceeds the redemption price at maturity – that is, at a premium – the premium is amortizable over the remaining term of the bond.  In the case of a taxable bond, if the Fund makes an election applicable to all such bonds it purchases, which election is irrevocable without consent of the IRS, the Fund reduces the current taxable income from the bond

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by the amortized premium and reduces its tax basis in the bond by the amount of such offset; upon the disposition or maturity of such bonds acquired on or after January 4, 2013, the Fund is permitted to deduct any remaining premium allocable to a prior period.  In the case of a tax-exempt bond, tax rules require the Fund to reduce its tax basis by the amount of amortized premium.

Any investment by the Fund in equity securities of REITs qualifying as such under Subchapter M of the Code may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes.  Dividends received by a Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income.

Under a notice issued by the IRS in October 2006 and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT or other pass-through entity) that is attributable to a residual interest in a real estate mortgage investment conduit (“REMIC”) or an equity interest in a taxable mortgage pool (“TMP”) (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events.  This notice also provides, and the Regulations are expected to provide, that excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related residual interest directly.  As a result, a Fund investing in such interests may not be a suitable investment for charitable remainder trusts (“CRTs”) (see below).

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a Non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. A shareholder will be subject to income tax on such inclusions notwithstanding any exemption therefrom otherwise available under the Code.

Income of a regulated investment company that would be UBTI if earned directly by a tax-exempt entity generally will not constitute UBTI when distributed to a tax-exempt shareholder of the regulated investment company.  Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code.

A tax-exempt shareholder may also recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs as described above, if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs.  Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI.  Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a fund that recognizes “excess inclusion income.”  Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes “excess inclusion income,” then the fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate.  The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear.  To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund.  The Fund has not yet determined whether such an election will be made.  CRTs are urged to consult their tax advisers concerning the consequences of investing in the Fund.

The Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, short sales, swaps, straddles, foreign currencies, and related transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules) that may affect the amount, timing, and character of Fund income and distributions to shareholders.  For example, certain positions held by the Fund may be “Section 1256 contracts.” On the last business day of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code), these positions will be marked to market (i.e., treated as if closed out on that day), and any gain or loss associated with such positions will be treated as 60% long-term and 40% short-term capital gain or loss (except that foreign currency gain or loss arising from Section 1256 contracts may be ordinary in character).  Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute “straddles” for federal income tax purposes.  The straddle rules may cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term capital losses into long-term capital losses and long-term capital gains into short-term capital gains.  Certain tax elections exist for straddles that may alter the effect with respect to these investments.  These rules can cause the Fund to recognize income for tax purposes prior to the receipt of cash payments with respect to the underlying investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund and additional taxable distributions to shareholders.  In addition, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.  The Fund intends to limit its activities in options, futures contracts, forward contracts, short sales, and swaps and related transactions, as well as any commodity-related investments, to the extent necessary to meet the requirements for qualification and treatment as a regulated investment company under Subchapter M of the Code.

Certain of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income.  If the Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from any tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.  If the Fund’s

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book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Special tax considerations apply with respect to any foreign investments by the Fund.  Foreign exchange gains and losses realized by the Fund may be treated as ordinary income and loss.  The Code grants the Secretary of Treasury the right to issue tax regulations that would exclude income and gains from direct investments in foreign currencies from treatment as qualifying income for purposes of the qualifying income test for regulated investment companies described earlier, in cases where the foreign currency gains are not directly related to the company’s principal business of investing in stocks or securities (or options or futures with respect to stocks or securities).  If the Secretary of the Treasury were to issue such regulations, a Fund may need to change its investment practices in order to qualify as a regulated investment company.  In addition, there is a remote possibility that such regulations may be applied retroactively. Equity investments by the Fund in certain “passive foreign investment companies” (“PFICs”) could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from such PFIC or on proceeds received from the disposition of shares in such PFIC.  This tax cannot be eliminated by making distributions to Fund shareholders.  However, a Fund may elect to avoid the imposition of that tax.  For example, the Fund may elect to treat a PFIC as a “qualified electing fund” (i.e., make a “QEF election”), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC.  A Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold (and, solely for purposes of this mark-to-market election, repurchased) its holdings in those PFICs on the last day of the Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by a Fund to avoid taxation.  Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.  Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”  Because it is not always possible to identify a foreign corporation as a PFIC, the Fund may incur the tax and interest charges described above in some instances.

Investment income received by the Fund and gains and proceeds with respect to foreign securities may be subject to foreign withholding or other taxes.  The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income or gains; the Fund intends to qualify for treaty reduced rates where available.  It is not possible, however, to determine the Fund’s effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries is not known.

If more than 50% of the total assets of a Fund consists of direct investments in foreign securities at the close of its taxable year, the Fund may elect to “pass through” to its shareholders foreign income taxes paid by it.  In addition, a “qualified fund of funds” (a regulated investment company at least 50% of the total assets of which are represented by interests in other regulated investment companies (for purposes of this section, “Underlying Funds”) at the close of each quarter of its taxable year) will be permitted to make the same election in respect of foreign taxes paid by such Fund and by Underlying Funds that themselves make such an election. If the Fund so elects, shareholders will be required to treat their pro rata portions of qualified taxes paid by the Fund, and, in the case of a qualified fund of funds, paid by the Underlying Funds, to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the Code, as part of the amounts distributed to them by the Fund, and thus to include those portions in their gross income for federal income tax purposes in the year the foreign income tax was paid.  Provided certain conditions are met and subject to limitation, a shareholder who includes such foreign income taxes paid by the Fund in its gross income may be able to claim a credit or deduction.  No deduction will be permitted for individuals in computing their alternative minimum tax liability.  Shareholders that are not subject to U.S. federal income tax, and those who invest in the Fund through tax-advantaged accounts (including those who invest through individual retirement accounts or other tax-advantaged retirement plans), generally will receive no benefit from any tax credit or deduction passed through by the Fund. If the Fund is not eligible, or does not elect, to “pass through” to its shareholders foreign income taxes it has paid, shareholders will not be able to claim any deduction or credit for any part of the foreign taxes paid by the Fund.  In addition, investments in certain foreign securities (including fixed income securities and derivatives) denominated in foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing, amount, or character of the Fund’s distributions.

If the Fund qualifies as a “qualified fund of funds” (defined above), it will be permitted to distribute “exempt-interest dividends” under the Code and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from Underlying Funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.  Such distributions may be treated as an item of tax preference for shareholders under the federal alternative minimum tax and may be subject to state and local taxes; further, all exempt-interest dividends will increase a corporate shareholder’s alternative minimum tax.  Shareholders are required to report exempt-interest dividends received from the Fund on their federal income tax returns.

Special Considerations for 529 Share Classes

The following special consideration applies specifically to the ownership of a Fund’s 529 Share Classes through a tuition program that qualifies under Section 529 of the Code.

The 529 Share Classes are an investment option under one or more tuition programs designed to qualify under Section 529 of the Code so that earnings on investments are not subject to federal income tax (to either a contributor to the tuition program or a designated beneficiary) until the earnings are withdrawn.  Withdrawals of earnings that are used to pay “qualified higher education expenses” are tax-free for federal income tax purposes.  State and local taxes may still apply.  These tax benefits are not available to 529 shares that are not owned through a qualifying Section 529 tuition program.

Withdrawals of earnings that are not used for the designated beneficiary’s qualified higher education expenses generally are subject not only to federal income tax but also to a 10% penalty tax unless such amounts are transferred within sixty (60) days to another tuition program for the same designated beneficiary (only one such transfer may be made in any twelve (12) month period) or another designated beneficiary who is a member of the family of the designated beneficiary with respect to which the distribution was made and certain other conditions are satisfied.  The 10% penalty tax will not apply to withdrawals made under certain circumstances, including certain withdrawals made after the designated beneficiary dies, becomes disabled, or receives a scholarship or other tax-free payment for educational expenses that does not exceed the amount of the distribution.  Withdrawals attributable to contributions to the tuition program (including the portion of any rollover from another tuition program that is attributable to contributions to that program) are not subject to tax.

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PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Fund are made by persons affiliated with MFS. Any such person may serve other clients of MFS or any subsidiary of MFS in a similar capacity.

MFS places all Fund orders for the purchase or sale of securities with the primary objective of seeking to obtain the best execution from responsible broker/dealers at competitive rates. MFS seeks to deal with broker/dealers that can provide high quality execution services. In seeking best execution, MFS takes into account all factors it considers to be relevant, including, by way of illustration: price; the size of the transaction; the nature of the market of the security; the amount of the commission; the timing and impact of the transaction, considering market prices and trends; the reputation, experience, and financial stability of the broker/dealer involved; the willingness of the broker/dealer to commit capital; the need for anonymity in the market; and the quality of services rendered by the broker/dealer in other transactions, which may include the quality of the research and brokerage services provided by the broker/dealer. MFS may place Fund orders with Luminex Trading & Analytics LLC, an alternative trading system in which MFS owns approximately 4.9%.

In certain circumstances, such as a buy-in for failure to deliver, MFS is not able to select the broker/dealer who will transact to cover the failure.  For example, if the Fund sells a security short and is unable to deliver the securities sold short, the broker/dealer through whom the Fund sold short must deliver securities purchased for cash, (i.e., effect a buy-in, unless it knows that the Fund either is in the process of forwarding the securities to the broker/dealer or will do so as soon as possible without undue inconvenience or expense).  Similarly, there can also be a failure to deliver in a long transaction and a resulting buy-in by the broker/dealer through whom the securities were sold.  If the broker/dealer effects a buy-in, MFS will be unable to control the trading techniques, methods, venues, or any other aspect of the trade used by the broker/dealer.

Commission rates for equity securities and some derivatives vary depending upon the trading techniques, methods, venues, and broker/dealers selected, as well as the market(s) in which the securities are traded and their relative liquidity.  MFS may utilize numerous broker/dealers and trading venues and strategies in order to seek the best execution for client transactions.  MFS periodically and systematically reviews the performance of the broker/dealers that execute Fund transactions, including the commission rates paid to broker/dealers, by considering the value and quality of brokerage and research services provided.  The quality of a broker/dealer’s services is measured by analyzing various factors that could affect the execution of trades.  These factors include the ability to execute trades with a minimum of market impact, the speed and efficiency of executions, electronic trading capabilities, adequacy of capital, commitment of capital when necessary or desirable, market color provided to MFS, and accommodation of MFS’ special needs.  MFS may employ outside vendors to provide reports on the quality of broker/dealer executions.

In the case of securities traded in the over-the-counter market, portfolio transactions may be effected either on an agency basis, which involves the payment of negotiated brokerage commissions to the broker/dealer (including electronic communication networks, multilateral trading facilities, or alternative trading systems), or on a principal basis, at net prices without commissions but including compensation to the broker/dealer in the form of a mark-up or mark-down, depending on where MFS believes best execution is available. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to MFS on tender or exchange offers. Such soliciting or dealer fees are in effect recaptured by the Fund.

In allocating brokerage, MFS may take into consideration the receipt of research and brokerage services, consistent with its obligation to seek best execution for Fund transactions. As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended (“Section 28(e)”), MFS may cause the Fund to pay a broker/dealer that provides “Brokerage and Research Services” (as defined by Section 28(e)) to MFS an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker/dealers would have charged for the transaction if MFS determines in good faith that the greater commission is reasonable in relation to the value of the Brokerage and Research Services provided by the executing broker/dealer viewed in terms of either a particular transaction or MFS’ overall responsibilities to the Fund and its other clients. “Commissions,” as currently interpreted by the SEC, include fees paid to broker/dealers for trades conducted on an agency basis, and certain mark-ups, markdowns, commission equivalents, and other fees received by broker/dealers in riskless principal transactions, as well as any separately identifiable charge for Brokerage and Research Services collected together with the transaction charge for execution in connection with the purchase and sale of portfolio securities. “Research Commissions” represent the portion of Commissions (and other fees paid in non-U.S. transactions that are not considered Commissions) that is paid on transactions in excess of the portion that compensates the broker/dealer for executing, clearing, and/or settling the transaction.

Brokerage and Research Services includes advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of portfolios; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement) or required in connection therewith by applicable rules. Such services can include access to corporate management; industry conferences; research field trips to visit corporate management and/or to tour manufacturing, production, or distribution facilities; statistical, research, and other factual information or services such as: investment research reports; access to analysts; execution systems and trading analytics; reports or databases containing corporate, fundamental, and technical analyses; portfolio modeling strategies; and economic research services, such as publications, chart services, and advice from economists concerning macroeconomics information, and analytical investment information about particular corporations (collectively, “Research”).

MFS has entered into client commission agreements with certain broker/dealers that execute, clear, or settle securities transactions on behalf of MFS’ clients (collectively, “Executing Brokers”) which provide for the Executing Brokers to pool a portion of the Commissions paid by the Fund and other accounts for securities transactions (“Pooled Commissions”). Pooled Commissions also include a portion of the Commissions paid in connection with the transactions of affiliates of MFS. Executing Brokers pay a portion of Pooled Commissions to providers of Research to MFS (“Research Providers”).

To the extent a Research Provider plays no role in executing client securities transactions, any Research prepared by that Research Provider would constitute third party research. MFS may use brokerage commissions, including Pooled Commissions, from the Fund’s portfolio transactions to acquire Research, subject to the procedures and limitations described below.

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MFS establishes a semi-annual budget for Research paid for with Research Commissions (“Global Budget”). MFS and its affiliates allocate Research Commissions through a research vote process (“Research Vote”) in which the investment professionals of MFS and its affiliates assess the value of Research provided to MFS and its affiliates by Research Providers (which may include Executing Brokers) (“Research Firms”) during the period. MFS ascribes a dollar amount to each vote which, in total, is intended to equal the Global Budget for the period. Investment professionals are not required to spend all of their votes. MFS uses the Research Vote as a guide for allocating Pooled Commissions to Research Firms subject to each semi-annual period’s Global Budget. Compensation for Research may also be made pursuant to commissions paid on trades (“Trade Commissions”) executed by a Research Provider who is registered as a broker/dealer (“Broker Provider”), other than Executing Brokers. To the extent that payments for Research to a Broker Provider are made pursuant to Trade Commissions, MFS and its affiliates will reduce the amount of Pooled Commissions to be paid to that Broker Provider for its Research by a portion of the Trade Commission. MFS reserves the right to pay cash to the Research Firm from its own resources in an amount MFS determines in its discretion.

If MFS determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), MFS may allocate the costs of such service or product accordingly in its reasonable discretion. MFS will allocate Research Commissions to Research Firms only for the portion of the service or product that MFS determines assists it in the investment decision-making or trading process, and will pay for the remaining value of the product or service in cash. The Research is provided to MFS for no consideration other than Research Commissions. In determining whether a service or product qualifies as “Brokerage or Research Services,” MFS evaluates whether the service or products provides lawful and appropriate assistance to MFS in carrying out its investment decision-making responsibilities. It is often not possible to place a dollar value on the brokerage and research services provided to MFS by broker/dealers. The determination and evaluation of the reasonableness of the Research Commissions paid is based primarily on the professional opinions of the investment professionals who utilize the Research provided by the broker/dealers.

The advisory fee paid by the Fund to MFS is not reduced as a consequence of MFS’ receipt of Research. To the extent the Fund’s portfolio transactions are used to obtain Research, the brokerage commissions paid by the Fund might exceed those that might otherwise be paid for execution only.

Through the use of Research acquired with Research Commissions, MFS avoids the additional expenses that it would incur if it developed comparable information through its own staff or if it purchased such Research with its own resources. As a result, the Fund pays more for its portfolio transactions than if MFS caused the Fund to pay execution only rates. MFS may have an incentive to select or recommend a broker/dealer based on its interest in receiving Research rather than the Fund’s interest in receiving lower commission rates. The Research received may be useful and of value to MFS or its affiliates in serving both the Fund and other clients of MFS or its affiliates. Accordingly, not all of the Research provided by broker/dealers through which the Fund effects securities transactions may be used by MFS in connection with the Fund.

Brokerage commissions paid by the Fund for certain specified periods, information concerning purchases by the Fund of securities issued by its regular broker/dealers for its most recent fiscal year, and information concerning the amount of transactions and related commissions to broker/dealer firms that MFS has determined provide valuable research for the Fund’s most recent fiscal year, are set forth in APPENDIX L.

DISCLOSURE OF PORTFOLIO HOLDINGS AND OTHER FUND INFORMATION

The Fund may from time to time make available to the public information about the Fund on mfs.com, Facebook, Twitter, YouTube, LinkedIn, and/or other social media.

The Fund has established a policy governing the disclosure of its portfolio holdings that is reasonably designed to protect the confidentiality of the Fund’s non-public portfolio holdings and prevent inappropriate selective disclosure of such holdings. The Fund’s Board has approved this policy and will be asked to approve any material amendments to this policy. Exceptions to this policy may be authorized by MFS’ general counsel or a senior member of the MFS legal department acting under the supervision of MFS’ general counsel (an “Authorized Person”).

Neither MFS nor the Fund will receive any compensation or other consideration in connection with its disclosure of Fund portfolio holdings.

Public Disclosure of Portfolio Holdings

In addition to the public disclosure of Fund portfolio holdings through required SEC quarterly filings, the Fund may make its portfolio holdings publicly available on mfs.com in such scope and form and with such frequency as MFS reasonably determines and as described in the Fund’s Prospectus.

Holdings also include short positions, if any. For certain MFS Funds that invest in other MFS Funds (other than money market funds), the top 10 holdings and full holdings are aggregated holdings, including fund holdings and the holdings of non-money market funds in which the fund invests. Portfolio holdings are determined based on the equivalent exposure of holdings. The equivalent exposure of a holding is a calculated amount that approximates the market value of an underlying asset that is expected to have the same impact on performance as the holding. The equivalent exposure of a derivative may be different than the market value of the derivative. For most other holdings, the equivalent exposure is the same as the market value of the holding. If approved by an Authorized Person, the Fund may from time to time make available on mfs.com and/or in a press release, information about the holdings of the Fund in a particular investment or investments as of a current date, including the equivalent exposure of such holding or holdings.

Note that the Fund or MFS may suspend the posting of this information or modify the elements of this Web posting policy without notice to shareholders. Once posted, the above information will generally remain available on the Web site until at least the date on which the Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the Web site information is current.

Certain registered investment companies that are advised by MFS and registered investment companies that are sub-advised by MFS or its affiliates are subject to different portfolio holdings disclosure policies that may permit public disclosure of portfolio holdings information in different forms and at different times, including disclosure of certain portfolio holdings each business day. In addition, separate account and unregistered product clients of MFS or its affiliates have same day access to their portfolio holdings, and prospective clients and their advisers have access to representative portfolio holdings and may grant same day access to these portfolio holdings to their clients, their

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investors, and/or to one or more affiliated and unaffiliated service providers.  In addition, information about non-public portfolio holdings information attributable to other accounts managed or advised by MFS or its affiliates may be made available to one or more affiliated or unaffiliated service providers to those accounts. Some of these registered investment companies, sub-advised funds, separate accounts, unregistered products, and other accounts, all advised or sub-advised by MFS or its affiliates, have substantially similar, or in some cases nearly identical, portfolio holdings to certain MFS Funds (“Similarly Managed Investment Products”). A Similarly Managed Investment Product is not subject to the portfolio holdings disclosure policies of the Fund to which it is similar and may disclose its similar or nearly identical portfolio holdings information in different forms and at different times than such Fund.

The Fund’s portfolio holdings are considered to be publicly disclosed: (a) upon the disclosure of the portfolio holdings in a publicly available, routine filing with the SEC that is required to include the information; (b) the day after the Fund makes such information available on its Web site (assuming that it discloses in its Prospectus that such information is available on its Web site); or (c) at such additional times and on such additional basis as determined by the SEC or its staff.

Disclosure of Non-Public Portfolio Holdings

The Fund may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if an Authorized Person determines that such disclosure is not impermissible under applicable law or regulation.  In addition, the third party receiving the non-public portfolio holdings may, at the discretion of an Authorized Person, be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. Such agreements may not be required in circumstances such as where portfolio securities are disclosed to broker/dealers to obtain bids/prices or in interviews with the media. MFS will use reasonable efforts to monitor a recipient’s use of non-public portfolio holdings provided under these agreements by means that may include contractual provisions, periodic due diligence, notices reminding a recipient of their obligations or other commercially reasonable means. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to MFS or its affiliates, or to the disclosure of portfolio holdings as may be required by applicable law, rules, or regulations.

With respect to non-public portfolio holdings provided to employees and contractors of MFS or its subsidiaries, employees and contractors of MFS and its subsidiaries are subject to corporate policies which prohibit use of portfolio holdings information for personal benefit or to benefit others.

In addition, to the extent that an Authorized Person determines that there is a potential conflict with respect to the disclosure of information that is not publicly available between the interests of the Fund’s shareholders, on the one hand, and MFS, MFD or an affiliated person of MFS, MFD, or the Fund, on the other hand, the Authorized Person must inform MFS’ conflicts officer of such potential conflict, and MFS’ conflicts officer shall determine whether, in light of the potential conflict, disclosure is reasonable under the circumstances, and shall report such potential conflict of interest determinations to the Fund’s Chief Compliance Officer and the Board of the Fund. MFS also reports to the Board of the Fund regarding the disclosure of information regarding the Fund that is not publicly available.

Subject to compliance with the standards set forth in the previous two paragraphs, non-public portfolio holdings may be disclosed in the following circumstances:

Employees of MFS or MFD (collectively “Fund representatives”) disclose non-public portfolio holdings in connection with the day-to-day operations and management of the Fund. Full portfolio holdings are disclosed to the Fund’s custodian, independent registered accounting firm, financial printers, regulatory authorities, and stock exchanges and other listing organizations. Portfolio holdings are disclosed to the Fund’s pricing service vendors and broker/dealers when requesting bids for, or price quotations on, securities, and to other persons (including independent contractors) who provide systems or software support in connection with Fund operations, including accounting, compliance support, and pricing. Portfolio holdings may also be disclosed to persons assisting the Fund in the voting of proxies or in connection with litigation relating to Fund portfolio holdings. In connection with managing the Fund, MFS may use analytical systems provided by third parties who may have access to Fund portfolio holdings. Non-public portfolio holdings may be disclosed in connection with other activities, such as to participants in in-kind purchases and redemptions of Fund shares, to service providers facilitating the distribution or analysis of portfolio holdings, and in other circumstances not described above.

In addition, subject to such disclosure not being impermissible under applicable law or regulation, Fund representatives may disclose Fund portfolio holdings and related information, which may be based on non-public portfolio holdings, under the following circumstances (among others):

Fund representatives may provide oral or written information (“portfolio commentary”) about the Fund, including how the Fund’s investments are divided among various sectors, industries, countries, value and growth stocks, small, mid, and large-cap stocks, among stocks, bonds, currencies and cash, types of bonds, bond maturities, bond coupons, and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Fund representatives may also express their views orally or in writing on one or more of the Fund’s portfolio holdings or may state that the Fund has recently purchased or sold one or more holdings.

Fund representatives may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including alpha, beta, coefficient of determination, duration, maturity, information ratio, Sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average credit quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics.

The portfolio commentary and statistical information may be provided to members of the press, shareholders in the Fund, persons considering investing in the Fund, or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and the content and nature of the information provided to each of these persons may differ.

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Ongoing Arrangements To Make Non-Public Portfolio Holdings Available

With authorization from an Authorized Person consistent with “Disclosure of Non-Public Portfolio Holdings” above, Fund representatives may disclose non-public Fund portfolio holdings to the recipients identified on APPENDIX M or permit the recipients identified in APPENDIX M to have access to non-public Fund portfolio holdings, on an ongoing basis.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of each class of shares of the Fund is determined each day during which the NYSE is open for trading. (As of the date of this SAI, the NYSE is open for trading every weekday except in an emergency and for the following holidays (or the days on which they are observed): New Year’s Day; Martin Luther King Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day, and Christmas Day.) This determination is made once each day as of the close of regular trading on the NYSE (generally, 4 p.m., Eastern time) by deducting the amount of the liabilities attributable to the class (or if no classes, to the Fund) from the value of the assets attributable to the class (or if no classes, to the Fund) and dividing the difference by the number of Fund shares outstanding for that class (or if no classes, for that Fund). In accordance with regulations for regulated investment companies and except for the Money Market Funds, changes in portfolio holdings and number of shares outstanding are generally reflected in a Fund’s net asset value the next business day after such change.

Money Market Fund(s)

Pursuant to procedures approved by the Board, money market instruments are generally valued at amortized cost, which approximates market value.  Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

The Board, which oversees the Money Market Funds, has established procedures designed to stabilize its net asset value per share at $1.00 and has delegated to MFS the responsibility for the implementation and administration of such procedures. Under the procedures, MFS is responsible for monitoring and notifying the Board of circumstances where the net asset value calculated by using market valuations may deviate from $1.00 per share and might result in a material dilution or other unfair result to existing shareholders. Under such circumstances, the Board may take such corrective action, if any, as it deems appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses; shortening average portfolio maturity; withholding dividends; redeeming shares in kind; suspending redemptions in connection with liquidating the Money Market Funds; postponing payment of redemption proceeds; or processing transactions at a net asset value per share using available market quotations; and such other measures as the Board may deem appropriate.

While the Board may elect to adopt liquidity fees and/or redemption gates for the Money Market Funds in the future, the Board has determined that it has no current intention to adopt liquidity fees or redemption gates for the Money Market Funds.

Non-Money Market Fund(s)

Open-end investment companies are generally valued at their net asset value per share.  The underlying investments of open-end investment companies managed by MFS are valued as described below.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price for such security on their primary market or exchange as provided by a third-party pricing service. Equity securities for which there were no sales reported that day are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid for such instrument as provided by a third-party pricing service.

Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost for such instrument, which approximates market value.

Exchange-traded options generally are valued at the last sale or official closing price for such option on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation for such option on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation for such option. Foreign currency options are generally valued at a valuation for such option provided by a third-party pricing service.

Futures contracts generally are valued at last posted settlement price for such contract on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation for such contract on their primary exchange, as provided by a third-party pricing service.

Forward foreign currency exchange contracts generally are valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.

Swaps generally are valued at valuations provided by a third-party pricing service.

Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation.

Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

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DESCRIPTION OF SHARES, VOTING RIGHTS, AND LIABILITIES

The Trust’s Declaration of Trust, as amended or amended and restated from time to time, permits the Trust’s Board to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series, to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series, and to divide such shares into classes. The Board has reserved the right to create and issue additional series and classes of shares.

Each shareholder of the Fund or class is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) of such Fund or class, on each matter on which the shareholder is entitled to vote. Each fractional dollar amount is entitled to a proportionate fractional vote. Except when a larger vote is required by applicable law, a majority of the voting power of the shares voted in person or by proxy on a matter will decide that matter and a plurality of the voting power of the shares voted in person or by proxy will elect a Trustee. Shareholders of all series of the Trust generally will vote together on all matters except when a particular matter affects only shareholders of a particular class or series or when applicable law requires shareholders to vote separately by series or class.

Except in limited circumstances, the Board may, without any shareholder vote, amend or otherwise supplement the Trust’s Declaration of Trust.  The Trust, or any series or class thereof, may merge or consolidate or may sell, lease, or exchange all or substantially all of its assets if authorized (either at a meeting or by written consent) by a Majority Shareholder Vote of the class, series, or trust, as applicable.  The Trust, or any series or class, may reincorporate or reorganize without any shareholder vote. The Trust, any series of the Trust, or any class of any series, may be terminated at any time:  1) by a Majority Shareholder Vote; or 2) by the Board by written notice to the shareholders of the Trust, any series of the Trust, or any class of any series.

In the event of a liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders.  Shares of a Fund have no preemptive rights and have dividend and conversion rights (if any) as described in the Prospectus for the Fund.

The Board may cause a shareholder’s shares to be redeemed for any reason under terms set by the Board, including, 1) to protect the tax status of a Fund, 2) the failure of a shareholder to provide a tax identification number if required to do so, 3) the failure of a shareholder to pay when due for the purchase of shares issued to the shareholder, 4) in order to eliminate accounts whose values are less than a minimum amount established by the Board, 5) the failure of a shareholder to meet or maintain the qualifications for ownership of a particular class of shares, and 6) to eliminate ownership of shares by a particular shareholder when the Board determine that the particular shareholder’s ownership is not in the best interests of the other shareholders of the applicable Fund (for example, in the case of an alleged market timer).

Under the Trust’s Declaration of Trust, the Fund may convert to a master/feeder structure or a fund-of-funds structure without shareholder approval. In a master/feeder structure, a Fund invests all of its assets in another investment company with similar investment objectives and policies. In a fund-of-funds structure, a Fund invests all or a portion of its assets in multiple investment companies.

The Trust is an entity commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust also maintains insurance for the protection of the Trust and its shareholders and the Board, officers, employees, and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Trust’s Declaration of Trust further provides that obligations of the Trust are not binding upon the Board individually but only upon the property of the Trust, and that the Board will not be liable for any action or failure to act, but nothing in the Trust’s Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

The Trust’s Declaration of Trust provides that shareholders may not bring suit on behalf of the Fund without first requesting that the Board bring such suit unless there would be irreparable injury to the Fund or if a majority of the Board (or a majority of the Board on any committee established to consider the merits of such action) have a personal financial interest in the action. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees or as trustees of Funds with the same or an affiliated investment adviser or distributor.

The Trust’s Declaration of Trust provides that by becoming a shareholder of the Fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Trust’s Declaration of Trust.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Core Equity Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Low Volatility Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, and MFS Value Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended August 31, 2017, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

Deloitte & Touche LLP, 200 Berkeley Street, Boston, MA 02116, serves as the independent registered public accounting firm for MFS Low Volatility Global Equity Fund, MFS Mid Cap Growth Fund, MFS U.S. Government Cash Reserve Fund, and MFS U.S. Government Money Market Fund, providing audit and related services, tax return review, and assistance in connection with various SEC filings.

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Each such Fund’s Financial Statements and Financial Highlights for the fiscal year ended August 31, 2017, are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders and have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm, given upon their authority as experts in accounting and auditing.

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APPENDIX A - TRUSTEES AND OFFICERS – IDENTIFICATION AND BACKGROUND

The Trustees and Officers of the Trust, as of December 1, 2017, are listed below, together with their principal occupations during the past five years (their titles may have varied during that period). The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

TRUSTEES

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
INTERESTED TRUSTEES
Robert J. Manning(3) age 54	Trustee	February 2004	136	Massachusetts Financial Services Company, Executive Chairman (since January 2017); Director; Chairman of the Board; Chief Executive Officer (until 2015); Co-Chief Executive Officer (2015-2016)
Robin A. Stelmach(3) age 56	Trustee	January 2014	136	Massachusetts Financial Services Company, Vice Chair (since January 2017); Chief Operating Officer and Executive Vice President (until January 2017)
INDEPENDENT TRUSTEES
David H. Gunning(4) age 75	Trustee and Chair of Trustees	January 2004	136	Private investor	Lincoln Electric Holdings, Inc., Director; Development Alternatives, Inc. Director/Non-Executive Chairman (until 2013)
Steven E. Buller age 66	Trustee	February 2014	136

Financial Accounting Standards Advisory Council, Chairman (2014-2015); Public Company Accounting Oversight Board, Standing Advisory Group, Member (until 2014); BlackRock, Inc. (investment management), Managing Director (until 2014); BlackRock Finco, UK (investment management), Director (until 2014)

John A. Caroselli age 63	Trustee	March 2017	136	JC Global Advisors, LLC (management consulting), President (since 2015); First Capital Corporation (commercial finance), Executive Vice President (until 2015)
Maureen R. Goldfarb age 62	Trustee	January 2009	136	Private investor

A - 1

Name, Age	Position(s) Held with Fund	Trustee Since(1)	Number of MFS Funds Overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Michael Hegarty age 72	Trustee	December 2004	136	Private investor	Rouse Properties Inc., Director (until 2016); Capmark Financial Group Inc. (real estate), Director (until 2015)
John P. Kavanaugh(4) age 63	Trustee and Vice Chair of Trustees	January 2009	136	Private investor
Clarence Otis, Jr. age 61	Trustee	March 2017	136	Darden Restaurants, Inc., Chief Executive Officer (until 2014)	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director; Federal Reserve Bank of Atlanta, Director (until 2015)
Maryanne L. Roepke age 61	Trustee	May 2014	136	American Century Investments (investment management), Senior Vice President and Chief Compliance Officer (until 2014)
Laurie J. Thomsen age 60	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director (since 2015)

OFFICERS

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Christopher R. Bohane(3) age 43	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
John W. Clark, Jr.(3) age 50	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President (since March 2017); Deutsche Bank (financial services), Department Head – Treasurer’s Office (until February 2017)
Kino P. Clark(3) age 49	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
Thomas H. Connors(3) age 58	Assistant Secretary and Assistant Clerk	September 2012	136	Massachusetts Financial Services Company, Vice President and Senior Counsel; Deutsche Investment Management Americas, Inc. (financial service provider), Director and Senior Counsel (until 2012)

A - 2

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Ethan D. Corey(3) age 54	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel
David L. DiLorenzo(3) age 49	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin(3) age 50	Secretary and Clerk	April 2017	136

Massachusetts Financial Services Company, Executive Vice President and General Counsel (since March 2017); Harris Associates (investment management), General Counsel (from September 2015 to January 2017); Janus Capital Management LLC (investment management), Senior Vice President and General Counsel (until September 2015)

Brian E. Langenfeld(3) age 44	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Susan A. Pereira(3) age 47	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Senior Counsel
Kasey L. Phillips(3) age 46	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company; Vice President; Wells Fargo Funds Management, LLC, Senior Vice President, Fund Treasurer (until 2012)
Matthew A. Stowe(3) age 43	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Assistant General Counsel
Frank L. Tarantino age 73	Independent Senior Officer	June 2004	136	Tarantino LLC (provider of compliance services), Principal
Richard S. Weitzel(3) age 47	Assistant Secretary and Assistant Clerk	October 2007	136	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel

A - 3

Name, Age	Position(s) Held with Fund	Officer Since(1)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years(2)
Martin J. Wolin(3) age 50	Chief Compliance Officer	July 2015	136

Massachusetts Financial Services Company, Senior Vice President and Chief Compliance Officer (since July 2015); Mercer (financial service provider), Chief Risk and Compliance Officer, North America and Latin America (until June 2015)

James O. Yost(3) age 57	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President

(1)             Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise.  For the period from December 15, 2004 until February 22, 2005, Mr. Manning served as Advisory Trustee.  Prior to January 2012, Messrs. DiLorenzo and Yost served as Assistant Treasurers of the MFS Funds.  From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the MFS Funds, respectively.

(2)             Directorships or trusteeships of companies required to report to the U.S. Securities and Exchange Commission (i.e., “public companies”).

(3)             “Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Fund, as a result of position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

(4)           As of December 31, 2017, Mr. Gunning will retire as Trustee and Chair of Trustees, and, as of January 1, 2018, Mr. Kavanaugh will become Chair of Trustees.

Each Trustee has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.  Under the terms of the Board’s retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).

Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.

The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve.  The current members of the Board have joined the Board at different points in time since 1993.  Generally, no one factor was decisive in the original selection of an individual to join the Board.  Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.

In respect of each current Trustee, the individual’s substantial professional accomplishments and prior experience, including, in some cases, in fields related to the operations of the Fund, were a significant factor in the determination that the individual should serve as a Trustee of the Trusts.  Following is a summary of each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board:

Interested Trustees:

Robert J. Manning

Mr. Manning is Executive Chairman of MFS (the MFS Funds’ investment adviser) and is Chairman of its Board. He has substantial executive and investment management experience, having worked for MFS for over 30 years.

Robin A. Stelmach

Ms. Stelmach is Vice Chair of MFS (the MFS Funds’ investment adviser).  Previously she was Executive Vice President and Chief Operating Officer of MFS and oversaw the company’s Global Investment Technology and Global Investment & Client Support departments, as well as the MFS Service Center.

Independent Trustees:

Steven E. Buller, CPA

Mr. Buller has substantial accounting, investment management, and executive experience at firms within the investment management industry.  Mr. Buller was the Chief Financial Officer and Managing Director of BlackRock, Inc. (“BlackRock”), where he oversaw BlackRock’s tax department, internal audit and control functions, and the global corporate and investment company accounting policy. Prior to joining BlackRock, Mr. Buller was an auditor at Ernst & Young LLP for over 30 years, where he served as Global Director of Asset Management and as the audit partner for various investment company complexes.  Mr. Buller was chairman of the Financial Accounting Standards Advisory Council, and was a member of the Standing Advisory Group of the Public Company Accounting Oversight Board.  He has also served on the boards of BlackRock Finco UK, a privately-held company, and Person-to-Person, a community service organization.

A - 4

John A. Caroselli

Mr. Caroselli has substantial senior executive experience in the financial services industry. Mr. Caroselli is the president of JC Global Advisors, LLC, where he provides consulting services with specialization in strategy development and execution, merger integration, market growth plan design and organizational development. He served as Executive Vice President and Chief Development Officer of First Capital Corporation, Executive Vice President and Chief Strategy Officer of KeySpan Corporation, and Executive Vice President of Corporate Development of AXA Financial. Mr. Caroselli also held senior officer positions with Chase Manhattan Corporation, Chemical Bank, and Manufacturers Hanover Trust.

Maureen R. Goldfarb

Ms. Goldfarb has substantial executive and board experience at firms within the investment management industry.  She was the Chief Executive Officer and Chairman of the Board of Trustees of the John Hancock Funds and an Executive Vice President of John Hancock Financial Services, Inc.  Prior to joining John Hancock, Ms. Goldfarb was a Senior Vice President with Massachusetts Mutual Life Insurance Company.  She also held various marketing, distribution, and portfolio management positions with other investment management firms.  Ms. Goldfarb is a former member of the Board of Governors of the Investment Company Institute.

David H. Gunning

Mr. Gunning has substantial executive and board experience at publicly-traded and privately-held companies, including past service as the Vice Chairman and a director of Cleveland-Cliffs Inc. (now Cliffs Natural Resources Inc.), a director of Lincoln Electronic Holdings, Inc., and a director of Southwest Gas Corp.  He is the former Chairman and Chief Executive Officer of Capitol American Financial Corp.  Mr. Gunning is also a former partner and head of the corporate department of Jones Day, a large international law firm.

Michael Hegarty

Mr. Hegarty has substantial senior executive and board experience at firms within the financial services industry, as well as board experience at publicly-traded and privately-held companies.  He served as the Vice Chairman and Chief Operating Officer of AXA Financial and as the President and Chief Operating Officer of The Equitable Life Assurance Society.  Mr. Hegarty also served as Vice Chairman of Chase Manhattan Corporation and Chemical Bank.  He is a former director of AllianceBernstein, which serves as the general partner of a publicly-traded investment adviser, and a former trustee of investment companies in the EQ Advisers Trust family of funds.

John P. Kavanaugh

Mr. Kavanaugh has substantial executive, investment management, and board experience at firms within the investment management and mutual fund industry. He was the Chief Investment Officer of The Hanover Insurance Group, Inc., and the President and Chairman of Opus Investment Management, Inc., an investment adviser. Mr. Kavanaugh held research and portfolio management positions with Allmerica Financial and PruCapital, Inc. He is a Chartered Financial Analyst and currently serves on the board of the Independent Directors Council, a unit of the Investment Company Institute which serves the mutual fund independent director community.

Clarence Otis, Jr.

Mr. Otis has substantial executive, financial, and board experience at publicly-traded and privately-held companies. Mr. Otis was the Chairman and Chief Executive Officer of Darden Restaurants, Inc., the world’s largest full-service restaurant company, and where he previously served in other senior positions at Darden Restaurants, including Chief Financial Officer and Executive Vice President. Mr. Otis is a director of VF Corporation, Verizon Communications, Inc., and The Travelers Companies.  He is a former director of the Federal Reserve Bank of Atlanta.

Maryanne L. Roepke

Ms. Roepke has substantial executive and compliance experience within the investment management industry.  She was a Senior Vice President and the Chief Compliance Officer of American Century Investments, Inc. (“American Century”), where she worked for over 30 years. Ms. Roepke served on the board of the American Century SICAV, a mutual fund complex. She currently is a trustee of Rockhurst University. She is a former member of the Investment Company Institute’s Chief Compliance Officer Committee and Risk Management Advisory Committee.

Laurie J. Thomsen

Ms. Thomsen has substantial venture capital financing experience, as well as board experience at publicly-traded and privately-held companies.  Ms. Thomsen was a co-founding General Partner of Prism Venture Partners, a venture capital firm investing in healthcare and technology companies, and served as an Executive Partner of New Profit, Inc., a venture philanthropy firm.  Prior to that, she was a General Partner at Harbourvest Partners, a venture capital firm.  Ms. Thomsen is a director of The Travelers Companies, Inc. and Dycom Industries, Inc.

A - 5

APPENDIX B - TRUSTEE COMPENSATION AND COMMITTEES

The Fund pays the Independent Trustees an annual fee plus a fee for each meeting attended. In addition, the Independent Trustees are reimbursed for their out-of-pocket expenses.

Trustee Compensation Table

	Name and Position
	Interested Trustees		Independent Trustees
Aggregate Compensation Paid by Fund	Robert J. Manning	Robin A. Stelmach	Steven E. Buller	Robert E. Butler[1]	John A. Caroselli[2]	Maureen R. Goldfarb	David H. Gunning	William R. Gutow[3]	Michael Hegarty	John P. Kavanaugh	Clarence Otis Jr.[4]	Maryanne L. Roepke	Laurie J. Thomsen	Robert W. Uek[5]

MFS Blended Research Emerging Markets Equity Fund[6]	Not Applicable	Not Applicable	$130	$50	$64	$130	$133	$50	$130	$130	$64	$130	$130	$50
MFS Blended Research Global Equity Fund[6]	Not Applicable	Not Applicable	$129	$49	$63	$129	$130	$49	$129	$129	$63	$129	$129	$49
MFS Blended Research International Equity Fund[6]	Not Applicable	Not Applicable	$375	$60	$247	$374	$414	$57	$374	$369	$248	$374	$374	$61
MFS Core Equity Fund[6]	Not Applicable	Not Applicable	$3,260	$1,049	$1,731	$3,253	$3,603	$1,019	$3,253	$3,208	$1,738	$3,248	$3,253	$1,058
MFS Global New Discovery Fund[6]	Not Applicable	Not Applicable	$133	$51	$65	$132	$138	$50	$132	$132	$65	$132	$132	$51
MFS Global Real Estate Fund[6]	Not Applicable	Not Applicable	$1,460	$403	$832	$1,457	$1,582	$392	$1,457	$1,441	$834	$1,455	$1,457	$406
MFS Low Volatility Equity Fund[6]	Not Applicable	Not Applicable	$239	$53	$147	$239	$254	$52	$239	$237	$148	$239	$239	$54
MFS Low Volatility Global Equity Fund[6]	Not Applicable	Not Applicable	$245	$54	$150	$244	$267	$53	$244	$241	$151	$244	$244	$54
MFS Mid Cap Growth Fund[6]	Not Applicable	Not Applicable	$3,681	$1,408	$1,767	$3,670	$4,141	$1,368	$3,670	$3,610	$1,776	$3,664	$3,670	$1,419
MFS New Discovery Fund[6]	Not Applicable	Not Applicable	$2,656	$1,020	$1,282	$2,651	$2,898	$998	$2,651	$2,619	$1,287	$2,647	$2,651	$1,026
MFS Research International Fund[6]	Not Applicable	Not Applicable	$9,968	$3,821	$4,761	$9,937	$11,421	$3,693	$9,937	$9,748	$4,788	$9,917	$9,937	$3,858
MFS Technology Fund[6]	Not Applicable	Not Applicable	$1,487	$411	$843	$1,482	$1,642	$398	$1,482	$1,462	$846	$1,481	$1,482	$414
MFS U.S. Government Cash Reserve Fund[6]	Not Applicable	Not Applicable	$1,012	$390	$490	$1,011	$1,080	$384	$1,011	$1,002	$491	$1,009	$1,011	$392
MFS U.S. Government Money Market Fund[6]	Not Applicable	Not Applicable	$1,016	$391	$492	$1,015	$1,089	$384	$1,015	$1,005	$493	$1,014	$1,015	$393
MFS Value Fund[6]	Not Applicable	Not Applicable	$21,706	$8,282	$9,735	$21,502	$30,739	$7,486	$21,502	$20,333	$9,902	$21,386	$21,502	$8,503
Retirement Benefits Accrued as Part of Fund Expense[6]	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
Total Trustee Compensation Paid by Fund and Fund Complex[7]	Not Applicable	Not Applicable	$356,238	$367,238	Not Applicable	$362,238	$417,238	$352,238	$362,238	$356,238	Not Applicable	$357,238	$363,238	$368,488

1Mr. Butler retired as Trustee of the Fund on December 31, 2016.

2Mr. Caroselli became a Trustee of the Fund on March 23, 2017.

3Mr. Gutow retired as Trustee of the Fund on December 31, 2016.

4Mr. Otis Jr. became a Trustee of the Fund on March 23, 2017.

5Mr. Uek retired as Trustee of the Fund on December 31, 2016.

6For the fiscal year ended August 31, 2017.

7For the calendar year 2016 for 134 funds that paid Trustee compensation.

Committees

As of January 1, 2018, the Board has established the following Committees:

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
AUDIT COMMITTEE	7

Oversees the accounting and auditing procedures of the Fund and, among other duties, considers the selection of the independent accountants for the Fund and the scope of the audit, and considers the effect on the independence of those accountants of any non-audit services such accountants provide to the Fund and any audit or non-audit services such accountants provide to other MFS Funds, MFS and/or certain affiliates. The Committee is also responsible for establishing procedures for the receipt, retention, and treatment of complaints received by the Fund regarding accounting, internal accounting controls, or auditing matters and the confidential, anonymous submission of concerns regarding questionable fund accounting matters by officers of the Fund and employees of the Fund’s investment adviser, administrator, principal underwriter, or any other provider of accounting-related services to the Fund. Reviews and evaluates the contractual arrangements of the Fund relating to custody and fund accounting services, and makes recommendations to the full Board on these matters.

			Buller*, Otis, Jr.*, and Roepke*
COMPLIANCE COMMITTEE	6

Oversees the development and implementation of the Fund’s regulatory and fiduciary compliance policies, procedures, and practices under the 1940 Act, and other applicable laws, as well as oversight of compliance policies of the Fund’s investment adviser and certain other service providers as they relate to Fund activities. The Fund’s Chief Compliance Officer assists the Committee in carrying out its responsibilities.

			Buller*, Caroselli*, and Roepke*
CONTRACTS REVIEW COMMITTEE	7

Requests, reviews, and considers the information deemed reasonably necessary to evaluate the terms of the investment advisory and principal underwriting agreements and the Plan of Distribution under Rule 12b-1 that each Fund proposes to renew or continue, and to make its recommendations to the full Board on these matters.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Hegarty, Kavanaugh, Otis, Jr., Roepke, and Thomsen)
NOMINATION AND COMPENSATION COMMITTEE	4

Recommends qualified candidates to the Board in the event that a position is vacated or created. The Committee will consider recommendations by shareholders when a vacancy exists. Shareholders wishing to recommend candidates for Trustee for consideration by the Committee may do so by writing to the Fund’s Secretary at the principal executive office of the Fund. Such recommendations must be accompanied by biographical and occupational data on the candidate (including whether the candidate would be an “interested person” of the Fund), a written consent by the candidate to be named as a nominee and to serve as Trustee if elected, record and ownership information for the recommending shareholder with respect to the Fund, and a description of any arrangements or understandings regarding recommendation of the candidate for consideration. The Committee is also responsible for making recommendations to the Board regarding any necessary standards or qualifications for service on the Board. The Committee also reviews and makes recommendations to the Board regarding compensation for the Independent Trustees.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Hegarty, Kavanaugh, Otis, Jr., Roepke, and Thomsen)

Name of Committee	Number of Meetings in Last Fiscal Year[1]	Functions	Current Members
PORTFOLIO TRADING AND MARKETING REVIEW COMMITTEE	6

Oversees the policies, procedures, and practices of the Fund with respect to brokerage transactions involving portfolio securities as those policies, procedures, and practices are carried out by MFS and its affiliates. The Committee also oversees the lending of portfolio securities, the Trust’s borrowing and lending policies, and the administration of the Fund’s proxy voting policies and procedures by MFS. The Committee also oversees the policies, procedures, and practices of the Applicable Fund Service Providers with respect to the selection and oversight of the Fund’s counterparties in derivatives, repurchase and reverse repurchase agreements, and similar investment-related transactions. In addition, the Committee receives reports from MFS regarding the policies, procedures, and practices of MFS and its affiliates in connection with their marketing and distribution of shares of the Fund.

			All Independent Trustees of the Board (Buller, Caroselli, Goldfarb, Hegarty, Kavanaugh, Otis, Jr., Roepke, and Thomsen)
PRICING COMMITTEE	6

Oversees the determination of the value of the portfolio securities and other assets held by the Fund and determines or causes to be determined the fair value of securities and assets for which market quotations are not “readily available” in accordance with the 1940 Act. The Committee delegates primary responsibility for carrying out these functions to MFS and MFS’ internal valuation committee pursuant to pricing policies and procedures approved by the Committee and adopted by the full Board. These policies include methodologies to be followed by MFS in determining the fair values of portfolio securities and other assets held by the Fund for which market quotations are not readily available, and the Committee approves and/or ratifies these fair values. The Committee meets periodically with the members of MFS’ internal valuation committee to review and assess the quality of fair valuation and other pricing determinations made pursuant to the Fund’s pricing policies and procedures, and to review and assess the policies and procedures themselves. The Committee also exercises the responsibilities of the Board under the Policy for Compliance with Rule 2a-7 approved by the Board on behalf of each Fund which holds itself out as a “money market fund” in accordance with Rule 2a-7 under the 1940 Act. The Committee also reviews and evaluates the contractual arrangements of service providers relating to the pricing and valuation of the Fund’s portfolio securities and other assets.

			Goldfarb*, Hegarty*, Otis, Jr.*, and Thomsen*
SERVICES CONTRACTS COMMITTEE	6

Reviews and evaluates the contractual arrangements of the Fund relating to transfer agency, sub-transfer agency, and administrative services, and makes recommendations to the full Board on these matters.

			Caroselli*, Goldfarb*, Hegarty*, and Thomsen*

1                   For the fiscal year ended August 31, 2017.

*                 Independent Trustees.  Although Mr. Kavanaugh is not a member of all Committees of the Board, he is invited to and attends many of the Committees’ meetings in his capacity as Chair of the Board.

APPENDIX C - SHARE OWNERSHIP

Ownership By Trustees and Officers

As of November 30, 2017, the Trustees and Officers of the Trust as a group owned of record less than 1% of any class of MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research International Equity Fund, MFS Core Equity Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, MFS U.S. Government Cash Reserve Fund, and MFS Value Fund, and 2.70% of shares of MFS U.S. Government Money Market Fund. The Board has adopted a policy requiring that each Independent Trustee shall have invested on an aggregate basis, within two years of membership on the Board, an amount equal to his or her prior calendar year’s base retainer and meeting attendance fees in shares of the MFS Funds.

The following table shows the dollar range of equity securities beneficially owned by each current Trustee in the Fund and, on an aggregate basis, in the MFS Funds, as of December 31, 2016.

The following dollar ranges apply:

N.  None

A.  $1 – $10,000

B.  $10,001 – $50,000

C.  $50,001 – $100,000

D.  Over $100,000

Name and Position	Dollar Range of Equity Securities in MFS Blended Research Emerging Markets Equity Fund	Dollar Range of Equity Securities in MFS Blended Research Global Equity Fund	Dollar Range of Equity Securities in MFS Blended Research International Equity Fund	Dollar Range of Equity Securities in MFS Core Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli[1]	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
David H. Gunning	N	N	N	N
Michael Hegarty	N	N	N	D
John P. Kavanaugh	N	N	N	N
Clarence Otis, Jr. [1]	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Global New Discovery Fund	Dollar Range of Equity Securities in MFS Global Real Estate Fund	Dollar Range of Equity Securities in MFS Low Volatility Equity Fund	Dollar Range of Equity Securities in MFS Low Volatility Global Equity Fund
Interested Trustees
Robert J. Manning	N	N	N	N
Robin A. Stelmach	N	N	N	N
Independent Trustees
Steven E. Buller	N	N	N	N
John A. Caroselli[1]	N	N	N	N
Maureen R. Goldfarb	N	N	N	N
David H. Gunning	N	N	N	N
Michael Hegarty	N	N	N	N
John P. Kavanaugh	N	N	N	N
Clarence Otis, Jr. [1]	N	N	N	N
Maryanne L. Roepke	N	N	N	N
Laurie J. Thomsen	N	N	N	N

Name and Position	Dollar Range of Equity Securities in MFS Mid Cap Growth Fund	Dollar Range of Equity Securities in MFS New Discovery Fund	Dollar Range of Equity Securities in MFS Research International Fund
Interested Trustees
Robert J. Manning	N	N	N
Robin A. Stelmach	N	D	D
Independent Trustees
Steven E. Buller	N	B	N
John A. Caroselli[1]	N	N	N
Maureen R. Goldfarb	N	N	N
David H. Gunning	D	N	N
Michael Hegarty	N	N	N
John P. Kavanaugh	N	N	N
Clarence Otis, Jr. [1]	N	N	N
Maryanne L. Roepke	N	N	N
Laurie J. Thomsen	N	B	N

Name and Position	Dollar Range of Equity Securities in MFS Technology Fund	Dollar Range of Equity Securities in MFS U. S. Government Cash Reserve Fund	Dollar Range of Equity Securities in MFS U. S. Government Money Market Fund
Interested Trustees
Robert J. Manning	D	N	D
Robin A. Stelmach	N	N	N
Independent Trustees
Steven E. Buller	N	N	N
John A. Caroselli[1]	N	N	N
Maureen R. Goldfarb	N	N	N
David H. Gunning	N	N	N
Michael Hegarty	N	N	N
John P. Kavanaugh	N	N	N
Clarence Otis, Jr. [1]	N	N	N
Maryanne L. Roepke	D	N	N
Laurie J. Thomsen	B	N	N

Name and Position	Dollar Range of Equity Securities in MFS Value Fund	Aggregate Dollar Range of Equity Securities in All MFS Funds Overseen by Trustee
Interested Trustees
Robert J. Manning	D	D
Robin A. Stelmach	D	D
Independent Trustees
Steven E. Buller	D	D
John A. Caroselli[1]	N	B
Maureen R. Goldfarb	C	D
David H. Gunning	C	D
Michael Hegarty	N	D
John P. Kavanaugh	C	D
Clarence Otis, Jr. [1]	N	N
Maryanne L. Roepke	N	D
Laurie J. Thomsen	N	D

1Messrs. Caroselli and Otis, Jr. became Trustees of the Fund on March 23, 2017.

25% or Greater Ownership of the Fund

The following table identifies those investors who own 25% or more of the Fund’s voting shares as of November 30, 2017. Shareholders who own 25% or more of the Fund’s shares may have a significant impact on any shareholder vote of the Fund.

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND	None	None

MFS BLENDED RESEARCH GLOBAL EQUITY FUND	64.36	MASSACHUSETTS FINANCIAL SERVICES[1]	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND NAME	PERCENTAGE FUND OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND	None	None

MFS CORE EQUITY FUND	None	None

MFS GLOBAL NEW DISCOVERY FUND	None	None

MFS GLOBAL REAL ESTATE FUND	None	None

MFS LOW VOLATILITY EQUITY FUND	None	None

MFS LOW VOLATILITY GLOBAL EQUITY FUND	None	None

MFS MID CAP GROWTH FUND	None	None

MFS NEW DISCOVERY FUND	None	None

MFS RESEARCH INTERNATIONAL FUND	37.60	MFS INTERNATIONAL DIVERSIFICATION FUND[2]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS TECHNOLOGY FUND	None	None

MFS U.S. GOVERNMENT CASH RESERVE FUND	36.13	MASSMUTUAL[3]	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT MONEY MARKET FUND	None	None

MFS VALUE FUND	None	None

1 Because Massachusetts Financial Services Company owns more than 25% of the Fund’s shares, it may control the outcome of a vote of shareholders. Massachusetts Financial Services Company is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company).

2 The MFS Fund listed above will generally vote these shares in the same proportion as other shareholders. If there are no other shareholders of the Fund, the MFS Fund will vote in what MFS believes to be the MFS Fund’s best long-term economic interest.

3 MFS believes MassMutual is not the beneficial owner of these shares.

5% or Greater Ownership of Share Class

The following table identifies those investors who own of record or are known by a Fund to own beneficially 5% or more of any class of a Fund’s outstanding shares as of November 30, 2017.

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS A	41.34	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	25.81	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.62	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	16.63	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS B	26.06	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	19.92	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	10.54	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	9.39	ANN J HARRIS	5409 EMERSON DR	RALEIGH NC 27609-4565
	8.29	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.89	SCOTT CARTER	379 HOBART AVE	HALEDON NJ 07508-1301
	5.68	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	25.81	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS C	32.19	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.75	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	12.78	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	10.49	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.38	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.41	DAVID J MAAG	4339 N 700 E	KENDALLVILLE IN 46755-9647
	15.18	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS I	64.26	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	29.05	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH EMERGING MARKETS EQUITY FUND
CLASS R6	90.41	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	31.68	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	15.35	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	13.17	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	12.85	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	12.15	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.21	MFS LIFETIME 2055 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.88	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS A	22.09	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	9.75	KENNETH E ESTES & RUBY MYATT TTEES KENNETH E ESTES TRUST	6747 VALLEY SAGE RD	ACTON CA 93510-1033
	8.51	KENNETH E ESTES	6747 VALLEY SAGE RD	ACTON CA 93510-1033
	16.63	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	13.73	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	11.01	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	22.77	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS B	90.17	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	7.07	CHRISTOPHER JOST	870 MAPLE ST	CLEVELAND WI 53015-1461

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS C	41.54	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	33.21	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	13.73	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.19	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.34	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS I	64.35	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	15.10	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	12.86	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	6.75	JONATHAN W SAGE	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH GLOBAL EQUITY FUND
CLASS R6	97.80	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS A	99.04	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS B	70.08	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	16.59	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	9.27	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS C	34.40	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	19.48	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.73	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	14.68	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.43	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS I	66.27	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	28.55	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R1	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS BLENDED RESEARCH INTERNATIONAL EQUITY FUND
CLASS R6	96.08	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	23.32	MFS LIFETIME 2040 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	21.15	MFS LIFETIME 2030 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.01	MFS LIFETIME 2035 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.63	MFS LIFETIME 2050 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	8.94	MFS LIFETIME 2045 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.59	MFS LIFETIME INCOME FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.76	MFS LIFETIME 2020 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.68	MFS LIFETIME 2025 FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

MFS CORE EQUITY FUND
CLASS A	27.26	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.86	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.66	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.18	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	21.16	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS B	15.65	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.88	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.50	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.23	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	43.76	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS C	9.71	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	9.28	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.86	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.61	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.67	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	5.65	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	25.58	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS CORE EQUITY FUND
CLASS I	29.86	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	22.76	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	14.75	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	7.51	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.65	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311

MFS CORE EQUITY FUND
CLASS R1	71.48	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	71.48	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	8.84	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	8.56	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS CORE EQUITY FUND
CLASS R2	55.08	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	55.05	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	15.63	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	8.68	HARTFORD LIFE INS CO	PO BOX 2999	HARTFORD CT 06104-2999
	5.84	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.42	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS CORE EQUITY FUND
CLASS R3	35.29	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	34.08	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	19.06	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	7.65	EMJAY CORPORATION	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	5.86	GREAT-WEST TRUST COMPANY LLC	8525 E ORCHARD RD	GREENWOOD VLG CO 80111-5002
	5.55	TD AMERITRADE TRUST CO	PO BOX 17748	DENVER CO 80217-0748

MFS CORE EQUITY FUND
CLASS R4	31.37	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	23.43	NATIONAL FINANCIAL SERVICES LLC	440 MAMARONECK AVE	HARRISON NY 10528-2418
	23.43	STATE STREET BANK TRUST CO	440 MAMARONECK AVE	HARRISON NY 10528-2418
	14.15	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	14.11	COLUMBUS REG HOSP	PO BOX 7876	FORT WAYNE IN 46801-7876
	11.91	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

MFS CORE EQUITY FUND
CLASS R6	70.93	STATE OF LOUISIANA TRUSTEE FBO LOUISIANA PUBLIC EMPLOYEES	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	18.79	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.82	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS GLOBAL NEW DISCOVERY FUND
CLASS A	47.60	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	16.00	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.52	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.15	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS B	38.03	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	15.91	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.17	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	18.74	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS C	26.48	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.37	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.21	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.75	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	6.31	MARK G WORISCHECK & TRACY L WORISCHECK TTEES THE WORISCHECK FAMILY REVOCABLE LIVING TRUST	1841 E ROCKY SLOPE DR	PHOENIX AZ 85048-4507
	23.86	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS I	52.22	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	36.13	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.08	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091

MFS GLOBAL NEW DISCOVERY FUND
CLASS R1	98.71	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS R2	64.79	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	21.32	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	13.89	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	13.85	CITY OF MONTESANO WA	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS GLOBAL NEW DISCOVERY FUND
CLASS R3	51.93	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	34.87	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	23.48	OKANOGAN COUNTY PUB HOS DIS #3	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.48	SOUTH BEND COMMUNITY SCH CORP	717 17TH ST STE 1300	DENVER CO 80202-3304
	10.13	ASCENSUS TRUST COMPANY	PO BOX 10758	FARGO ND 58106-0758
	10.13	MANGANO LAW OFFICES CO LPA	PO BOX 10758	FARGO ND 58106-0758

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GLOBAL NEW DISCOVERY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GLOBAL NEW DISCOVERY FUND
CLASS R6	49.73	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	47.82	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS GLOBAL REAL ESTATE FUND
CLASS A	38.93	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	14.94	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	14.32	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	10.45	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.36	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002

MFS GLOBAL REAL ESTATE FUND
CLASS B	14.40	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	12.48	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	12.35	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.64	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	43.71	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GLOBAL REAL ESTATE FUND
CLASS C	23.65	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	12.22	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	11.17	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	10.66	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.76	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.15	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.97	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.21	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS GLOBAL REAL ESTATE FUND
CLASS I	21.26	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	17.20	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	16.38	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	15.39	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.51	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	7.90	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS GLOBAL REAL ESTATE FUND
CLASS R1	65.67	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	22.12	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	17.30	LISLE COMMUNITY UNIT SD 202	717 17TH ST STE 1300	DENVER CO 80202-3304
	7.93	TROY BALGO TRUSTEE FBO VALLEY MEDICAL MANAGEMENT OF PAIN 4	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS GLOBAL REAL ESTATE FUND
CLASS R2	22.38	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	21.86	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	13.76	MID ATLANTIC TRUST COMPANY	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	10.38	IMPEDIMED	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	9.04	HARTFORD	1 HARTFORD PLZ	HARTFORD CT 06155-0001
	5.93	THOMAS HOPKINS & JODY TATRO TRUSTEE FBO TATRO & WHEELER INC	C/O FASCORE LLC 8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS GLOBAL REAL ESTATE FUND
CLASS R3	77.58	GREAT-WEST TRUST COMPANY LLC	8525 E ORCHARD RD	GREENWOOD VLG CO 80111-5002
	5.07	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001
	5.02	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	5.02	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS GLOBAL REAL ESTATE FUND
CLASS R4	49.46	MATRIX TRUST CO	PO BOX 52129	PHOENIX AZ 85072-2129
	49.46	WILLIAM CARTER CO	PO BOX 52129	PHOENIX AZ 85072-2129
	36.09	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	36.09	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	6.49	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS GLOBAL REAL ESTATE FUND
CLASS R6	75.32	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	29.60	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	22.83	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	17.11	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	5.78	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LOW VOLATILITY EQUITY FUND
CLASS A	45.50	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	9.07	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.53	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.56	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	11.73	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS B	22.33	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	12.64	OPPENHEIMER & CO INC.	PO BOX 15207	CLEARWATER FL 33766-5207
	5.61	PIETRO NASTA	610 W CANON PERDIDO ST	SANTA BARBARA CA 93101-4404
	30.48	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS C	35.80	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	10.93	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	10.23	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	9.38	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.54	STIFEL NICOLAUS & CO INC	501 N BROADWAY	SAINT LOUIS MO 63102-2137
	11.63	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS I	66.93	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	14.54	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.30	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102

MFS LOW VOLATILITY EQUITY FUND
CLASS R1	57.96	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	42.04	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	42.04	STATE OF HAWAII DEPT OF EDU	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS LOW VOLATILITY EQUITY FUND
CLASS R2	78.77	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	21.23	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	21.23	CROWL MECHANICAL, INC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS LOW VOLATILITY EQUITY FUND
CLASS R3	99.42	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS LOW VOLATILITY EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY EQUITY FUND
CLASS R6	78.39	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	17.82	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS A	41.97	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	12.39	STEVEN R GORHAM & DOROTHY L GORHAM	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	9.02	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.50	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	5.32	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.10	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS B	24.92	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	22.11	RBC CAPITAL MARKETS LLC	510 MARQUETTE AVE S	MINNEAPOLIS MN 55402-1110
	17.08	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	15.45	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.18	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	9.60	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS C	40.30	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	15.94	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.47	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	8.09	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	7.96	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.98	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS I	78.12	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.32	JAMES A JESSEE	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R1	88.72	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	11.28	MATRIX TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	11.28	STATE OF HAWAII DEPT OF EDU	717 17TH ST STE 1300	DENVER CO 80202-3304

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R2	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R3	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R4	100.00	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS LOW VOLATILITY GLOBAL EQUITY FUND
CLASS R6	51.53	MAC & CO	525 WILLIAM PENN PLACE, RM 153-3602 500 GRANT STREET ROOM 151-1010	PITTSBURGH PA 15219-2502
	15.88	SEI PRIVATE TRUST CO	1 FREEDOM VALLEY DR	OAKS PA 19456-9989
	6.77	SAXON & CO	P O BOX 7780-1888	PHILADELPHIA PA 19182-0001
	5.54	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS MID CAP GROWTH FUND
CLASS A	43.31	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.36	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	15.39	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS B	8.36	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.85	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.42	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	53.24	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS C	11.95	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.19	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.86	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.79	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	25.51	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS MID CAP GROWTH FUND
CLASS I	34.74	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	16.49	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.16	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.74	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	6.87	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.81	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

MFS MID CAP GROWTH FUND
CLASS R1	62.08	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	62.08	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	7.86	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	7.06	DAVID HENDERSON TRUSTEE FBO FIRST STATE BANK OF DEKALB COUNTY 4	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	5.83	PAI TRUST COMPANY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	5.79	JESSA MEDICAL SUPPLY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934

MFS MID CAP GROWTH FUND
CLASS R2	44.12	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	44.12	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	24.44	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.40	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	9.29	MG TRUST COMPANY	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.39	OMNICA CORPORATION	717 17TH ST STE 1300	DENVER CO 80202-3304
	5.33	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS MID CAP GROWTH FUND
CLASS R3	26.15	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	32.58	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	440 MAMARONECK AVE	HARRISON NY 10528-2418
	17.77	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758
	6.12	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076

MFS MID CAP GROWTH FUND
CLASS R4	44.98	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	41.94	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	19.09	RELIANCE TRUST CO	1100 ABERNATHY RD	ATLANTA GA 30328-5620

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	18.96	ADP ACCESS LARGE MARKET	1100 ABERNATHY RD	ATLANTA GA 30328-5620
	18.23	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	8.75	TAYLOR PORTER BROOKS & PHILLIPS LLP	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002

MFS MID CAP GROWTH FUND
CLASS R6	72.68	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	28.60	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	25.70	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	11.01	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.37	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	12.45	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS MID CAP GROWTH FUND
CLASS 529A	23.85	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.58	ERIC B FISCHMAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	76.15	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS 529B	28.91	MFS SERVICE CENTER INC.	111 HUNTINGTON AVENUE	BOSTON MA 02199-7632
	12.41	ANDREA M BOUCK	1799 NE ROCKY DR	ROSEBURG OR 97470-5744
	8.06	JERRY D ROUTH	133 AUGUSTA ST	HENDERSON NV 89074-1052
	5.89	DORY J SCHNEIDER	4337 S MARION PL	CHANDLER AZ 85249-4788
	70.08	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS MID CAP GROWTH FUND
CLASS 529C	8.84	SUZANNE SASSI	30 ESTRELLA AVE	PIEDMONT CA 94611-3920
	8.36	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.62	JOALICE SMYTH	415 MINE BROOK RD	FAR HILLS NJ 07931-5500
	5.16	SCOTT KLATT	17475 UPLANDS DR	SONORA CA 95370-8243
	91.64	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS A	26.74	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.91	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	5.82	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.07	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	20.95	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS B	11.92	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	11.04	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	6.37	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	5.43	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.24	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	37.79	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS C	10.74	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	10.71	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.93	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	8.67	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	6.62	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.96	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.13	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	19.39	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS I	21.67	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	14.82	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	12.32	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.54	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	7.23	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.33	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	6.14	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	5.96	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS NEW DISCOVERY FUND
CLASS R1	60.17	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	60.16	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	11.58	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.93	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	6.12	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS NEW DISCOVERY FUND
CLASS R2	36.33	HARTFORD LIFE INS CO	PO BOX 2999	HARTFORD CT 06104-2999
	21.49	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	21.40	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	11.38	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	7.80	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	5.48	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001

MFS NEW DISCOVERY FUND
CLASS R3	40.04	HARTFORD LIFE INS CO	PO BOX 2999	HARTFORD CT 06104-2999
	14.34	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	13.51	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	11.61	THE LINCOLN NATIONAL LIFE INSURANCE COMPANY	1300 S CLINTON ST	FORT WAYNE IN 46802-3506

MFS NEW DISCOVERY FUND
CLASS R4	88.81	PIMS/PRUDENTIAL	4886 FRANK SINATRA DR	LAS VEGAS NV 89158-4316
	88.81	MGM RESORTS	4886 FRANK SINATRA DR	LAS VEGAS NV 89158-4316

MFS NEW DISCOVERY FUND
CLASS R6	65.41	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	25.27	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	21.89	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	10.94	MFS AGGRESSIVE GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	7.31	MFS CONSERVATIVE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	19.77	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.53	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS NEW DISCOVERY FUND
CLASS 529A	11.89	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.38	WERNER ITEM	22670 SAN JUAN RD	CUPERTINO CA 95014-3933
	88.11	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS 529B	12.14	DIANE G EMR	62 VENETIAN DR	LK HOPATCONG NJ 07849-2220
	7.59	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	7.28	MACKENZIE K HARDER	6880 LEIBINGER LN	GRANITE BAY CA 95746-9364
	6.23	FIELDIN H CULBRETH III	224 CLAIBORNE CT	SPARTANBURG SC 29301-5345
	5.44	HEATHER N JATCZAK	166 REDBERRY LN	MARSTONS MLS MA 02648-1083
	92.41	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS NEW DISCOVERY FUND
CLASS 529C	6.22	CODY L SMITH JR	36 ROYAL OAK DR	FAR HILLS NJ 07931-2569
	5.52	PETER D DURHAM	1059 WOODRUFF PLANTATION PKWY SE	MARIETTA GA 30067-9107
	95.92	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS A	38.94	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	27.25	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.45	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS RESEARCH INTERNATIONAL FUND
CLASS B	15.24	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.54	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.83	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	44.56	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS C	24.87	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.23	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	9.73	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	7.06	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.79	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.68	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.87	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS I	34.23	MORI & CO	922 WALNUT ST MAILSTOP TBTS 2	KANSAS CITY MO 64106-1802
	20.08	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	11.78	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.06	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	7.10	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS RESEARCH INTERNATIONAL FUND
CLASS R1	63.71	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	63.71	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	11.03	JOHN GILLIGAN FBO FURNITURE SHOP	4259 S WESTERN BLVD	CHICAGO IL 60609-2237
	10.84	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.62	CARTEL INDUSTRIES LLC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	6.97	DCGT	711 HIGH ST	DES MOINES IA 50392-0001

MFS RESEARCH INTERNATIONAL FUND
CLASS R2	49.82	HARTFORD LIFE INS CO	PO BOX 2999	HARTFORD CT 06104-2999

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	20.42	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	20.42	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	9.38	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	9.25	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS RESEARCH INTERNATIONAL FUND
CLASS R3	23.08	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076
	19.25	HARTFORD LIFE INSURANCE COMPANY	PO BOX 2999	HARTFORD CT 06104-2999
	19.25	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	16.14	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	15.18	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002
	6.86	NATIONAL FINANCIAL SERVICES LLC	1150 S OLIVE ST STE 2700	LOS ANGELES CA 90015-2211

MFS RESEARCH INTERNATIONAL FUND
CLASS R4	39.14	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	33.78	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	7.93	STATE STREET BANK TRUST CO	440 MAMARONECK AVE	HARRISON NY 10528-2418
	9.20	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	6.25	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	9.26	VOYA INSTITUTIONAL TRUST COMPANY	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	7.73	PIMS/PRUDENTIAL	150 N CHESTNUT ST	ROCHESTER NY 14604-1400
	7.73	700 M/E ENGINEERING PC	150 N CHESTNUT ST	ROCHESTER NY 14604-1400
	6.90	LINCOLN RETIREMENT SERVICES COMPANY	PO BOX 7876	FORT WAYNE IN 46801-7876
	6.05	GRTR LWRNC FAMILY HLTH CTR	PO BOX 7876	FORT WAYNE IN 46801-7876
	6.32	SUNTRUST BANK	8515 E ORCHARD RD # 2T2	GREENWOOD VLG CO 80111-5002

MFS RESEARCH INTERNATIONAL FUND
CLASS R6	64.92	STATE STREET BANK[1]	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	52.40	MFS INTERNATIONAL DIVERSIFICATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.29	MFS GROWTH ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	6.23	MFS MODERATE ALLOCATION FUND	200 NEWPORT AVENUE EXT	NORTH QUINCY MA 02171-2102
	18.36	J P MORGAN SECURITIES LLC	4 CHASE METROTECH CTR	BROOKLYN NY 11245-0003
	8.07	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

MFS RESEARCH INTERNATIONAL FUND
CLASS 529A	19.54	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	80.45	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS 529B	11.90	ELAINE V HOWARD	3607 RUNNYMEDE CT	3607 RUNNYMEDE CT
	8.53	SUSAN E KERNDT	13135 EMMER PL	APPLE VALLEY MN 55124-4230
	7.10	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	6.12	KWAME DAPAAH-AFRIYIE	37 WELLS LN	ATTLEBORO MA 02703-6272
	5.51	CHRIS K RHOADS	1290 HILL BRIDGE RD	UTICA KY 42376-9511
	5.40	CHRISTOPHER F AVELINO	29275 LAS BRISAS RD	VALENCIA CA 91354-1542
	92.90	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS RESEARCH INTERNATIONAL FUND
CLASS 529C	5.31	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	94.69	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS A	18.59	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	8.75	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	8.04	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.80	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.40	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	5.25	TD AMERITRADE INC	PO BOX 2226	OMAHA NE 68103-2226
	17.64	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS B	21.10	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	13.52	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151
	12.00	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.76	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	6.26	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	22.30	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS TECHNOLOGY FUND
CLASS C	13.46	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	10.35	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.12	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.04	MERRILL LYNCH PIERCE FENNER & SMITH INC
	6.33	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	5.95	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.49	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.24	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	13.08	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS TECHNOLOGY FUND
CLASS I	21.46	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	17.60	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	14.43	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	10.79	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	8.26	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.65	UBS WM USA	1000 HARBOR BLVD FL 6	WEEHAWKEN NJ 07086-6761
	5.66	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995

MFS TECHNOLOGY FUND
CLASS R1	57.69	EQUITABLE LIFE	500 PLAZA DR	SECAUCUS NJ 07094-3619
	9.27	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	8.08	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	8.08	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	5.27	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS TECHNOLOGY FUND
CLASS R2	22.40	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	22.40	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	15.79	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	11.88	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	7.61	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	6.79	HARTFORD LIFE INS CO	PO BOX 2999	HARTFORD CT 06104-2999
	10.38	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS TECHNOLOGY FUND
CLASS R3	20.59	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	5.40	VERSABAR	100 MAGELLAN WAY	COVINGTON KY 41015-1999
	15.45	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	9.33	PIMS/PRUDENTIAL	2001 BUTTERFIELD RD STE 1700	DOWNERS GROVE IL 60515-1011
	9.33	GRUNDFOS PUMPS CORPORATION	2001 BUTTERFIELD RD STE 1700	DOWNERS GROVE IL 60515-1011
	9.18	JOHN HANCOCK TRUST COMPANY LLC	690 CANTON ST STE 100	WESTWOOD MA 02090-2324
	8.82	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	5.67	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	6.16	AMERICAN UNITED LIFE	PO BOX 368	INDIANAPOLIS IN 46206-0368
	5.67	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	5.67	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	5.62	ASCENSUS TRUST CO	PO BOX 10758	FARGO ND 58106-0758

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
MFS TECHNOLOGY FUND
CLASS R4	24.88	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	29.70	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	15.12	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	13.08	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	19.75	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.04	GREAT-WEST TRUST COMPANY LLC	8515 E ORCHARD RD 2T2	GREENWOOD VLG CO 80111-5002
	6.39	PIMS/PRUDENTIAL	3165 PACIFIC HWY	SAN DIEGO CA 92101-1128
	6.39	SAN DIEGO UNIFIED PORT DISTRICT	3165 PACIFIC HWY	SAN DIEGO CA 92101-1128

MFS TECHNOLOGY FUND
CLASS R6	26.65	GREAT-WEST TRUST COMPANY LLC	8525 E ORCHARD RD	GREENWOOD VLG CO 80111-5002
	21.46	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	20.09	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.27	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	5.18	RELIANCE TRUST CO	PO BOX 28004	ATLANTA GA 30358-0004

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS A	12.64	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	12.64	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	8.97	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	43.45	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS B	23.29	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.88	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	5.73	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	5.19	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	44.63	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS C	10.63	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.90	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	6.19	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	44.51	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R1	81.79	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	81.79	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	10.69	KENT DOWNEY FBO UNEMPLOYMENT SERVICES INC	1401 GLENGARY RD	WOLVERINE LK MI 48390-1171
	5.32	THOMAS POWERS FBO POWERS SERVICE CO INC	59 VILLAGE PARK RD	CEDAR GROVE NJ 07009-1212

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R2	94.60	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	94.60	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R3	98.32	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	96.68	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS R4	78.58	MASSACHUSETTS FINANCIAL SERVICES COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632
	18.41	COUNSEL TRUST DBA MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228
	18.41	CHROME HEARTS LLC	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529A	8.78	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	91.22	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529B	14.94	AMY S MCMEEKIN	1497 DOYLE RD	CEDARTOWN GA 30125-6649
	12.69	JEFFREY ROTHSTEIN	54 JESSICA WAY	SOUTH ORANGE NJ 07079-1353
	6.12	ANGELA DERIGGS-WALTERS	30 FENDALE AVE APT 2	DORCHESTR CTR MA 02124-4618
	5.25	PETER MURPHY	856 ARMORY ST	SPRINGFIELD MA 01107-1347
	97.53	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT CASH RESERVE FUND
CLASS 529C	5.89	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	94.11	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS U.S. GOVERNMENT
MONEY MARKET FUND	14.54	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	14.54	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	14.21	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.96	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	32.86	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS A	28.70	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.10	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	8.49	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.63	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS B	18.89	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	10.43	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	9.15	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	6.61	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	5.22	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	21.95	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS C	18.88	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	11.88	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	11.51	MORGAN STANLEY SMITH BARNEY	HARBORSIDE FINANCIAL CENTER PLAZA 2 3RD FLOOR	JERSEY CITY NJ 07311
	8.40	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	7.56	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	7.30	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	5.95	RAYMOND JAMES	880 CARILLON PKWY	ST PETERSBURG FL 33716-1102
	5.49	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	5.81	MFS HERITAGE TRUST COMPANY	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS I	17.37	PERSHING LLC	1 PERSHING PLZ	JERSEY CITY NJ 07399-0002
	15.06	WELLS FARGO CLEARING SERVICES LLC	2801 MARKET ST	SAINT LOUIS MO 63103-2523
	14.79	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484
	9.95	AMERICAN ENTERPRISE INVESTMENT	707 2ND AVE S	MINNEAPOLIS MN 55402-2405
	8.72	NATIONAL FINANCIAL SERVICES LLC	499 WASHINGTON BLVD	JERSEY CITY NJ 07310-1995
	8.67	LPL FINANCIAL	4707 EXECUTIVE DR	SAN DIEGO CA 92121-3091
	5.02	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151

MFS VALUE FUND
CLASS R1	31.65	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	25.39	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	24.60	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	11.66	PAI TRUST COMPANY INC	1300 ENTERPRISE DR	DE PERE WI 54115-4934
	6.06	MID ATLANTIC TRUST CO	1251 WATERFRONT PL STE 525	PITTSBURGH PA 15222-4228

MFS VALUE FUND
CLASS R2	16.20	HARTFORD LIFE INSURANCE COMPANY	1 GRIFFIN ROAD NORTH	WINDSOR CT 06095-1512

FUND and CLASS NAME	PERCENTAGE CLASS OWNERSHIP	NAME and ADDRESS of INVESTOR
	13.79	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	11.31	VOYA RETIREMENT INS & ANNUITY CO	1 ORANGE WAY B3N	WINDSOR CT 06095-4773
	10.09	STATE STREET BANK & TRUST	1 LINCOLN ST	BOSTON MA 02111-2900
	10.09	ADP ACCESS PRODUCT	1 LINCOLN ST	BOSTON MA 02111-2900
	7.58	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	14.29	MASSMUTUAL	PO BOX 48529	ATLANTA GA 30362-1529
	6.57	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS VALUE FUND
CLASS R3	30.90	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	11.99	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	10.69	STATE STREET BANK TRUST CO	440 MAMARONECK AVE	HARRISON NY 10528-2418
	8.47	WELLS FARGO BANK	1525 WEST WT HARRIS BLVD	CHARLOTTE NC 28288-1076
	7.58	DCGT	711 HIGH ST	DES MOINES IA 50392-0001
	6.53	RELIANCE TRUST CO	PO BOX 48529	ATLANTA GA 30362-1529
	5.14	MASS MUTUAL LIFE INSURANCE CO	1295 STATE ST	SPRINGFIELD MA 01111-0001

MFS VALUE FUND
CLASS R4	34.55	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	26.96	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	6.07	STATE STREET BANK TRUST CO	440 MAMARONECK AVE	HARRISON NY 10528-2418
	13.87	CHARLES SCHWAB & CO INC	101 MONTGOMERY ST	SAN FRANCISCO CA 94104-4151

MFS VALUE FUND
CLASS R6	25.92	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	21.66	NATIONAL FINANCIAL SERVICES LLC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	18.01	FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO INC	100 MAGELLAN WAY # KW1C	COVINGTON KY 41015-1987
	5.51	MERRILL LYNCH PIERCE FENNER & SMITH INC	4800 DEER LAKE DR E	JACKSONVILLE FL 32246-6484

MFS VALUE FUND
CLASS 529A	24.36	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	75.64	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS 529B	8.74	STEPHEN R DELINSKY	19 PHEASANT LANDING RD	NEEDHAM MA 02492-1000
	6.52	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	93.48	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

MFS VALUE FUND
CLASS 529C	11.42	EDWARD D JONES & CO	12555 MANCHESTER RD	SAINT LOUIS MO 63131-3729
	88.58	MFS 529 SAVINGS PLAN	111 HUNTINGTON AVE	BOSTON MA 02199-7632

1 State Street Bank is record owner of shares of the Fund on behalf of certain investment companies advised by MFS.

APPENDIX D - PORTFOLIO MANAGER(S)

Compensation

Portfolio manager compensation is reviewed annually. As of December 31, 2016, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

With respect to each portfolio manager except Ms. Higley, Messrs. MacDougall and Melendez, the performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of assets managed by the portfolio manager over three- and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2016, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)

MFS Blended Research Emerging Markets Equity Fund	Jed Stocks	MSCI Emerging Markets Index (gross div)
	Jim Fallon	MSCI Emerging Markets Index (gross div)
	Matt Krummell	MSCI Emerging Markets Index (gross div)
	Jonathan Sage	MSCI Emerging Markets Index (gross div)

MFS Blended Research Global Equity Fund	Jonathan Sage	MSCI All Country World Index (gross div)
	Jim Fallon	MSCI All Country World Index (gross div)
	Matt Krummell	MSCI All Country World Index (gross div)
	Jed Stocks	MSCI All Country World Index (gross div)

MFS Blended Research International Equity Fund	Jed Stocks	MSCI All Country World (ex-US) Index (gross div)
	Jim Fallon	MSCI All Country World (ex-US) Index (gross div)
	Matt Krummell	MSCI All Country World (ex-US) Index (gross div)
	Jonathan Sage	MSCI All Country World (ex-US) Index (gross div)

MFS Global New Discovery Fund	Peter Fruzzetti	MSCI All Country World Small Mid Cap Index (gross div) Lipper Global Funds Lipper Global Small/Mid-Cap Funds
	Michael Grossman	MSCI All Country World Small Mid Cap Index (gross div) Lipper Global Funds Lipper Global Small/Mid-Cap Funds

MFS Global Real Estate Fund	Rick Gable	FTSE EPRA/NAREIT Developed Real Estate Index Lipper Global Real Estate Funds

MFS Low Volatility Equity Fund	Jim Fallon	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Matt Krummell	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Jonathan Sage	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds
	Jed Stocks	Standard & Poor’s 500 Stock Index Lipper Large-Cap Core Funds

MFS Low Volatility Global Equity Fund	Jim Fallon	MSCI All Country World Index (gross div) Lipper Global Multi-Cap Core Funds
	Matt Krummell	MSCI All Country World Index (gross div) Lipper Global Multi-Cap Core Funds
	Jonathan Sage	MSCI All Country World Index (gross div) Lipper Global Multi-Cap Core Funds
	Jed Stocks	MSCI All Country World Index (gross div) Lipper Global Multi-Cap Core Funds

Fund	Portfolio Manager	Benchmark(s)
MFS Mid Cap Growth Fund	Eric Fischman	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds
	Paul Gordon	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds
	Matthew Sabel	Russell Midcap® Growth Index Lipper Mid-Cap Growth Funds

MFS New Discovery Fund	Michael Grossman	Russell 2000® Growth Index Lipper Small-Cap Growth Funds

MFS Research International Fund	Jose Luis Garcia	MSCI EAFE (Europe, Australasia, Far East) Index (gross div) Lipper International Large-Cap Core Funds

MFS Technology Fund	Matthew Sabel	Standard & Poor’s North American Technology Sector Index Lipper Science & Technology Funds Lipper Global Science/Technology Funds

MFS Value Fund	Nevin Chitkara	Russell 1000® Value Index Lipper Large-Cap Value Funds Lipper Large-Cap Core Funds Lipper Equity Income Funds
	Steven Gorham	Russell 1000® Value Index Lipper Large-Cap Value Funds Lipper Large-Cap Core Funds Lipper Equity Income Funds

The Russell Midcap® Growth Index, Russell 1000® Value Index, and Russell 2000® Growth Index are trademarks/service marks of the Frank Russell Company. Russell® is a trademark of the Frank Russell Company.

Additional or different benchmarks, including versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used.  Consideration is primarily given to portfolio performance over three and five years with consideration given to other periods, if available.  For portfolio managers who have served for more than five years, additional, longer-term performance periods, including the ten-year and since inception periods, are also considered.  For portfolio managers who have served for less than three years, additional, shorter-term performance periods, including the one-year period, may also be considered.  Emphasis is generally placed on longer performance periods when multiple performance periods are available.

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

With respect to Ms. Higley, Messrs. MacDougall and Melendez, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management.  A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates.  During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Ownership of Fund Shares

The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund’s portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund’s fiscal year ended August 31, 2017. The following dollar ranges apply:

N. None

A. $1 – $10,000

B. $10,001 – $50,000

C. $50,001 – $100,000

D. $100,001 – $500,000

E. $500,001 – $1,000,000

F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Blended Research Emerging Markets Equity Fund	Jed Stocks	N
	Jim Fallon	N
	Matt Krummell	N
	Jonathan Sage	C

MFS Blended Research Global Equity Fund	Jonathan Sage	D
	Jim Fallon	N
	Matt Krummell	N
	Jed Stocks	N

MFS Blended Research International Equity Fund	Jed Stocks	B
	Jim Fallon	N
	Matt Krummell	N
	Jonathan Sage	C

MFS Core Equity Fund	Joseph MacDougall	N

MFS Global New Discovery Fund	Peter Fruzzetti	N
	Michael Grossman	D

MFS Global Real Estate Fund	Rick Gable	N

MFS Low Volatility Equity Fund	Jim Fallon	C
	Matt Krummell	N
	Jonathan Sage	N
	Jed Stocks	N

MFS Low Volatility Global Equity Fund	Jim Fallon	D
	Matt Krummell	N
	Jonathan Sage	D
	Jed Stocks	A

MFS Mid Cap Growth Fund	Eric Fischman	D
	Paul Gordon	D
	Matthew Sabel	D

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS New Discovery Fund	Michael Grossman	D

MFS Research International Fund	Jose Luis Garcia	D
	Victoria Higley	N
	Thomas Melendez	D

MFS Technology Fund	Matthew Sabel	F

MFS Value Fund	Nevin Chitkara	F
	Steven Gorham	F

Other Accounts

In addition to the Fund, each portfolio manager of the Fund is named as a portfolio manager of certain other accounts managed or subadvised by MFS or an affiliate.  Wholly-owned subsidiaries of registered investment companies are not considered separate accounts for purposes of number of accounts and total assets managed.  The number and assets of these accounts were as follows as of the Fund’s fiscal year ended August 31, 2017:

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research Emerging Markets Equity Fund	Jed Stocks	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	36	$5.4 billion
	Jim Fallon	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	47	$7.3 billion
	Jonathan Sage	Registered Investment Companies[1]	29	$28.4 billion
		Other Pooled Investment Vehicles	19	$4.4 billion
		Other Accounts	44	$14.5 billion
	Matt Krummell	Registered Investment Companies[1]	23	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	37	$5.4 billion

MFS Blended Research Global Equity Fund	Jed Stocks	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	36	$5.4 billion
	Jim Fallon	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	47	$7.3 billion
	Jonathan Sage	Registered Investment Companies[1]	29	$28.4 billion
		Other Pooled Investment Vehicles	19	$4.4 billion
		Other Accounts	44	$14.5 billion
	Matt Krummell	Registered Investment Companies[1]	23	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	37	$5.4 billion

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Blended Research International Equity Fund	Jed Stocks	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	36	$5.4 billion
	Jim Fallon	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	47	$7.3 billion
	Jonathan Sage	Registered Investment Companies[1]	29	$28.4 billion
		Other Pooled Investment Vehicles	19	$4.4 billion
		Other Accounts	44	$14.5 billion
	Matt Krummell	Registered Investment Companies[1]	23	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	37	$5.4 billion

MFS Core Equity Fund	Joseph MacDougall	Registered Investment Companies[1]	5	$7.9 billion
		Other Pooled Investment Vehicles	3	$1.1 billion
		Other Accounts	3	$224.6 million

MFS Global New Discovery Fund	Michael Grossman	Registered Investment Companies[1]	3	$1.9 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable
	Peter Fruzzetti	Registered Investment Companies[1]	3	$6.2 billion
		Other Pooled Investment Vehicles	2	$1.5 billion
		Other Accounts	4	$610.7 million

MFS Global Real Estate Fund	Rick Gable	Registered Investment Companies[1]	3	$4.9 billion
		Other Pooled Investment Vehicles	2	$233.1 million
		Other Accounts	0	Not Applicable

MFS Low Volatility Equity Fund	Jed Stocks	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	36	$5.4 billion
	Jim Fallon	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	47	$7.3 billion
	Jonathan Sage	Registered Investment Companies[1]	29	$28.4 billion
		Other Pooled Investment Vehicles	19	$4.4 billion
		Other Accounts	44	$14.5 billion
	Matt Krummell	Registered Investment Companies[1]	23	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	37	$5.4 billion

Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets

MFS Low Volatility Global Equity Fund	Jed Stocks	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	36	$5.4 billion
	Jim Fallon	Registered Investment Companies[1]	21	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	47	$7.3 billion
	Jonathan Sage	Registered Investment Companies[1]	29	$28.4 billion
		Other Pooled Investment Vehicles	19	$4.4 billion
		Other Accounts	44	$14.5 billion
	Matt Krummell	Registered Investment Companies[1]	23	$9.6 billion
		Other Pooled Investment Vehicles	17	$1.2 billion
		Other Accounts	37	$5.4 billion

MFS Mid Cap Growth Fund	Eric Fischman	Registered Investment Companies[1]	7	$23.5 billion
		Other Pooled Investment Vehicles	1	$69.1 million
		Other Accounts	14	$2.3 billion
	Matthew Sabel	Registered Investment Companies[1]	10	$24.7 billion
		Other Pooled Investment Vehicles	1	$69.1 million
		Other Accounts	15	$2.3 billion
	Paul Gordon	Registered Investment Companies[1]	10	$25.4 billion
		Other Pooled Investment Vehicles	1	$69.1 million
		Other Accounts	13	$2.3 billion

MFS New Discovery Fund	Michael Grossman	Registered Investment Companies[1]	3	$1.9 billion
		Other Pooled Investment Vehicles	0	Not Applicable
		Other Accounts	0	Not Applicable

MFS Research International Fund	Jose Luis Garcia	Registered Investment Companies[1]	11	$19.1 billion
		Other Pooled Investment Vehicles	9	$1.2 billion
		Other Accounts	14	$2.4 billion
	Thomas Melendez	Registered Investment Companies[1]	8	$20.4 billion
		Other Pooled Investment Vehicles	2	$206.4 million
		Other Accounts	1	$126.6 million
	Victoria Higley	Registered Investment Companies[1]	7	$11.7 billion
		Other Pooled Investment Vehicles	2	$206.4 million
		Other Accounts	1	$126.6 million

MFS Technology Fund	Matthew Sabel	Registered Investment Companies[1]	10	$24.7 billion
		Other Pooled Investment Vehicles	1	$69.1 million
		Other Accounts	15	$2.3 billion

MFS Value Fund	Nevin Chitkara	Registered Investment Companies[1]	17	$72.3 billion
		Other Pooled Investment Vehicles	8	$7.1 billion
		Other Accounts	41	$22.3 billion
	Steven Gorham	Registered Investment Companies[1]	16	$72.2 billion
		Other Pooled Investment Vehicles	8	$7.1 billion
		Other Accounts	41	$22.3 billion

1 Includes the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Potential Conflicts of Interest

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both the Fund and other accounts, and has adopted policies and procedures designed to address such potential conflicts.

The management of multiple funds and accounts (including proprietary accounts) gives rise to conflicts of interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts.  In certain instances, there are securities which are suitable for the Fund’s portfolio as well as for accounts of MFS or its subsidiaries with similar investment objectives. The Fund’s trade allocation policies may give rise to conflicts of interest if the Fund’s orders do not get fully executed or are delayed in getting executed due to being aggregated with those of other accounts of MFS or its subsidiaries.  A portfolio manager may execute transactions for another fund or account that may adversely affect the value of the Fund’s investments.  Investments selected for funds or accounts other than the Fund may outperform investments selected for the Fund.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. Allocations may be based on many factors and may not always be pro rata based on assets managed.  The allocation methodology could have a detrimental effect on the price or volume of the security as far as the Fund is concerned.

MFS and/or a portfolio manager may have a financial incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund, for instance, those that pay a higher advisory fee and/or have a performance adjustment and/or include an investment by the portfolio manager.

APPENDIX E - PROXY VOTING POLICIES AND PROCEDURES

MASSACHUSETTS FINANCIAL SERVICES COMPANY

PROXY VOTING POLICIES AND PROCEDURES

February 1, 2017

Massachusetts Financial Services Company, MFS Institutional Advisors, Inc., MFS International (UK) Limited, MFS Heritage Trust Company, MFS Investment Management (Canada) Limited, MFS Investment Management Company (Lux) S.à r.l., MFS International Singapore Pte. Ltd., MFS Investment Management K.K., MFS International Australia Pty. Ltd.; and MFS’ other subsidiaries that perform discretionary investment management activities (collectively, “MFS”) have adopted proxy voting policies and procedures, as set forth below (“MFS Proxy Voting Policies and Procedures”), with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the pooled investment vehicles sponsored by MFS (the “MFS Funds”).  References to “clients” in these policies and procedures include the MFS Funds and other clients of MFS, such as funds organized offshore, sub-advised funds and separate account clients, to the extent these clients have delegated to MFS the responsibility to vote proxies on their behalf under the MFS Proxy Voting Policies and Procedures.

The MFS Proxy Voting Policies and Procedures include:

A.                                    Voting Guidelines;

B.                                    Administrative Procedures;

C                                       Records Retention; and

D.                                    Reports.

A.            VOTING GUIDELINES

1.                                      General Policy; Potential Conflicts of Interest

MFS’ policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in the interests of any other party or in MFS’ corporate interests, including interests such as the distribution of MFS Fund shares and institutional client relationships.

MFS reviews corporate governance issues and proxy voting matters that are presented for shareholder vote by either management or shareholders of public companies.  Based on the overall principle that all votes cast by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote.

As a general matter, MFS votes consistently on similar proxy proposals across all shareholder meetings.  However, some proxy proposals, such as certain excessive executive compensation, environmental, social and governance matters, are analyzed on a case-by-case basis in light of all the relevant facts and circumstances of the proposal.  Therefore, MFS may vote similar proposals differently at different shareholder meetings based on the specific facts and circumstances of the issuer or the terms of the proposal.  In addition, MFS also reserves the right to override the guidelines with respect to a particular proxy proposal when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.

MFS also generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts, unless MFS has received explicit voting instructions to vote differently from a client for its own account.  From time to time, MFS may also receive comments on the MFS Proxy Voting Policies and Procedures from its clients.  These comments are carefully considered by MFS when it reviews these guidelines and revises them as appropriate.

These policies and procedures are intended to address any potential material conflicts of interest on the part of MFS or its subsidiaries that are likely to arise in connection with the voting of proxies on behalf of MFS’ clients.  If such potential material conflicts of interest do arise, MFS will analyze, document and report on such potential material conflicts of interest (see Sections B.2 and D below), and shall ultimately vote the relevant proxies in what MFS believes to be the best long-term economic interests of its clients.  The MFS Proxy Voting Committee is responsible for monitoring and reporting with respect to such potential material conflicts of interest.

MFS is also a signatory to the United Nations Principles for Responsible Investment. In developing these guidelines, MFS considered environmental, social and corporate governance issues in light of MFS’ fiduciary obligation to vote proxies in the best long-term economic interest of its clients.

2.              MFS’ Policy on Specific Issues

Election of Directors

MFS believes that good governance should be based on a board with at least a simple majority of directors who are “independent” of management, and whose key committees (e.g., compensation, nominating, and audit committees) consist entirely of “independent” directors.  While MFS generally supports the board’s nominees in uncontested or non-contentious elections, we will not support a nominee to a board of a U.S. issuer (or issuer listed on a U.S. exchange) if, as a result of such nominee being elected to the board, the board would consist of a simple majority of members who are not “independent” or, alternatively, the compensation, nominating (including instances in which the full board serves as the compensation or nominating committee) or audit committees would include members who are not “independent.”

MFS will also not support a nominee to a board if we can determine that he or she attended less than 75% of the board and/or relevant committee meetings in the previous year without a valid reason stated in the proxy materials or other company communications.  In addition, MFS may not support some or all nominees standing for re-election to a board if we can determine: (1) the board or its compensation committee has re-priced or exchanged underwater stock options since the last annual meeting of shareholders and without shareholder approval; (2) the board or relevant committee has not taken adequately responsive action to an issue that received majority support or opposition from  shareholders; (3) the board has implemented a poison pill without shareholder approval since the last annual meeting and such poison pill is not on the subsequent shareholder meeting’s agenda, (including those related to net-operating loss carry-forwards); (4) the board or relevant committee has failed to adequately oversee risk by allowing the hedging and/or significant pledging of company shares by executives;  or (5) there are governance concerns with a director or issuer.

For directors who are not a CEO of a public company, MFS will vote against a nominee who serves on more than five (5) public company boards in total. MFS may consider exceptions to this policy if (i) the director is either retired or listed as “professional director” in the proxy statement; (ii) the company has disclosed the director’s plans to step down from the number of public company boards exceeding five (5) within a reasonable time; or (iii) the director exceeds the permitted number of public company board seats solely due to either his/her board service on an affiliated company (e.g., a subsidiary), or service on more than one investment company within the same investment company complex.

For directors who are also a CEO of a public company, MFS will vote against a nominee who serves on more than three (3) public-company boards in total. However, we will support his or her re-election to the board of the company for which he or she serves as CEO).

MFS may not support certain board nominees of U.S. issuers under certain circumstances where MFS deems compensation to be egregious due to pay-for-performance issues and/or poor pay practices. Please see the section below titled “MFS’ Policy on Specific Issues - Advisory Votes on Executive Compensation” for further details.

MFS evaluates a contested or contentious election of directors on a case-by-case basis considering the long-term financial performance of the company relative to its industry, management’s track record, the qualifications of all nominees, and an evaluation of what each side is offering shareholders.

Majority Voting and Director Elections

MFS votes for reasonably crafted proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors (including binding resolutions requesting that the board amend the company’s bylaws), provided the proposal includes a carve-out for a plurality voting standard when there are more director nominees than board seats (e.g., contested elections) (“Majority Vote Proposals”).

Classified Boards

MFS generally supports proposals to declassify a board (i.e.; a board in which only one-third of board members is elected each year) for all issuers other than for certain closed-end investment companies. MFS generally opposes proposals to classify a board for issuers other than for certain closed-end investment companies.

Proxy Access

MFS believes that the ability of qualifying shareholders to nominate a certain number of directors on the company’s proxy statement (“Proxy Access”) may have corporate governance benefits. However, such potential benefits must be balanced by its potential misuse by shareholders. Therefore, we support Proxy Access proposals at U.S. issuers that establish an ownership criteria of 3% of the company held continuously for a period of 3 years. In our view, such qualifying shareholders should have the ability to nominate at least 2 directors. Companies should be mindful of imposing any undue impediments within its bylaws that may render Proxy Access impractical, including re-submission thresholds for director nominees via Proxy Access.

MFS analyzes all other proposals seeking Proxy Access on a case-by-case basis.  In its analysis, MFS will consider the proposed ownership criteria for qualifying shareholders (such as ownership threshold and holding period) as well as the proponent’s rationale for seeking Proxy Access.

Stock Plans

MFS opposes stock option programs and restricted stock plans that provide unduly generous compensation for officers, directors or employees, or that could result in excessive dilution to other shareholders.  As a general guideline, MFS votes against restricted stock, stock option, non-employee director, omnibus stock plans and any other stock plan if all such plans for a particular company involve potential dilution, in the aggregate, of more than 15%.  However, MFS will also vote against stock plans that involve potential dilution, in aggregate, of more than 10% at U.S. issuers that are listed in the Standard and Poor’s 100 index as of December 31 of the previous year. In the cases where a stock plan amendment is seeking qualitative changes and not additional shares, MFS will vote its shares on a case-by-case basis.

MFS also opposes stock option programs that allow the board or the compensation committee to re-price underwater options or to automatically replenish shares without shareholder approval.  MFS also votes against stock option programs for officers, employees or non-employee directors that do not require an investment by the optionee, that give “free rides” on the stock price, or that permit grants of stock options with an exercise price below fair market value on the date the options are granted. MFS will consider proposals to exchange existing options for newly issued options, restricted stock or cash on a case-by-case basis, taking into account certain factors, including, but not limited to, whether there is a reasonable value-for-value exchange and whether senior executives are excluded from participating in the exchange.

MFS supports the use of a broad-based employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value and do not result in excessive dilution.

Shareholder Proposals on Executive Compensation

MFS believes that competitive compensation packages are necessary to attract, motivate and retain executives.  However, MFS also recognizes that certain executive compensation practices can be “excessive” and not in the best, long-term economic interest of a company’s shareholders. We believe that the election of an issuer’s board of directors (as outlined above), votes on stock plans (as outlined above) and advisory votes on pay (as outlined below) are typically the most effective mechanisms to express our view on a company’s compensation practices.

MFS generally opposes shareholder proposals that seek to set rigid restrictions on executive compensation as MFS believes that compensation committees should retain some flexibility to determine the appropriate pay package for executives.  Although we support linking executive stock option grants to a company’s performance, MFS also opposes shareholder proposals that mandate a link of performance-based pay to a specific metric. MFS generally supports reasonably crafted shareholder proposals that (i) require the issuer to adopt a policy to recover the portion of performance-based bonuses and awards paid to senior executives that were not earned based upon a significant negative restatement of earnings unless the company already has adopted a satisfactory policy on the matter, (ii) expressly prohibit the backdating of stock options, and (iii) prohibit the acceleration of vesting of equity awards upon a broad definition of a “change-in-control” (e.g.; single or modified single-trigger).

Advisory Votes on Executive Compensation

MFS will analyze advisory votes on executive compensation on a case-by-case basis. MFS will vote against an advisory vote on executive compensation if MFS determines that the issuer has adopted excessive executive compensation practices and will vote in favor of an advisory vote on executive compensation if MFS has not determined that the issuer has adopted excessive executive compensation practices. Examples of excessive executive compensation practices may include, but are not limited to, a pay-for-performance disconnect, employment contract terms such as guaranteed bonus provisions, unwarranted pension payouts, backdated stock options, overly generous hiring bonuses for chief executive officers, unnecessary perquisites, or the potential reimbursement of excise taxes to an executive in regards to a severance package. In cases where MFS (i) votes against consecutive advisory pay votes, or (ii) determines that a particularly egregious excessive executive compensation practice has occurred, then MFS may also vote against certain or all board nominees.  MFS may also vote against certain or all board nominees if an advisory pay vote for a U.S. issuer is not on the agenda, or the company has not implemented the advisory vote frequency supported by a plurality/ majority of shareholders.

MFS generally supports proposals to include an advisory shareholder vote on an issuer’s executive compensation practices on an annual basis.

“Golden Parachutes”

From time to time, MFS may evaluate a separate, advisory vote on severance packages or “golden parachutes” to certain executives at the same time as a vote on a proposed merger or acquisition. MFS will support an advisory vote on a severance package on a on a case-by-case basis, and MFS may vote against the severance package regardless of whether MFS supports the proposed merger or acquisition.

Shareholders of companies may also submit proxy proposals that would require shareholder approval of severance packages for executive officers that exceed certain predetermined thresholds.  MFS votes in favor of such shareholder proposals when they would require shareholder approval of any severance package for an executive officer that exceeds a certain multiple of such officer’s annual compensation that is not determined in MFS’ judgment to be excessive.

Anti-Takeover Measures

In general, MFS votes against any measure that inhibits capital appreciation in a stock, including proposals that protect management from action by shareholders.  These types of proposals take many forms, ranging from “poison pills” and “shark repellents” to super-majority requirements.

MFS generally votes for proposals to rescind existing “poison pills” and proposals that would require shareholder approval to adopt prospective “poison pills,” unless the company already has adopted a clearly satisfactory policy on the matter.  MFS may consider the adoption of a prospective “poison pill” or the continuation of an existing “poison pill” if we can determine that the following two conditions are met:  (1) the “poison pill” allows MFS clients to hold an aggregate position of up to 15% of a company’s total voting securities (and of any class of voting securities); and (2) either (a) the “poison pill” has a term of not longer than five years, provided that MFS will consider voting in favor of the “poison pill” if the term does not exceed seven years and the “poison pill” is linked to a business strategy or purpose that MFS believes is likely to result in greater value for shareholders; or (b) the terms of the “poison pill” allow MFS clients the opportunity to accept a fairly structured and attractively priced tender offer (e.g. a “chewable poison pill” that automatically dissolves in the event of an all cash, all shares tender offer at a premium price).  MFS will also consider on a case-by-case basis proposals designed to prevent tenders which are disadvantageous to shareholders such as tenders at below market prices and tenders for substantially less than all shares of an issuer.

MFS will consider any poison pills designed to protect a company’s net-operating loss carryforwards on a case-by-case basis, weighing the accounting and tax benefits of such a pill against the risk of deterring future acquisition candidates.

Proxy Contests

From time to time, a shareholder may express alternative points of view in terms of a company’s strategy, capital allocation, or other issues. Such shareholder may also propose a slate of director nominees different than the slate of director nominees proposed by the company (a “Proxy Contest”). MFS will analyze Proxy Contests on a case-by-case basis, taking into consideration the track record and current recommended initiatives of both company management and the dissident shareholder(s). Like all of our proxy votes, MFS will support the slate of director nominees that we believe is in the best, long-term economic interest of our clients.

Reincorporation and Reorganization Proposals

When presented with a proposal to reincorporate a company under the laws of a different state, or to effect some other type of corporate reorganization, MFS considers the underlying purpose and ultimate effect of such a proposal in determining whether or not to support such a measure.  MFS generally votes with management in regards to these types of proposals, however, if MFS believes the proposal is in the best long-term economic interests of its clients, then MFS may vote against management (e.g. the intent or effect would be to create additional inappropriate impediments to possible acquisitions or takeovers).

Issuance of Stock

There are many legitimate reasons for the issuance of stock.  Nevertheless, as noted above under “Stock Plans,” when a stock option plan (either individually or when aggregated with other plans of the same company) would substantially dilute the existing equity (e.g. by approximately 10-15% as described above), MFS generally votes against the plan.  In addition, MFS typically votes against proposals where management is asking for authorization to issue common or preferred stock with no reason stated (a “blank check”) because the unexplained authorization could work as a potential anti-takeover device. MFS may also vote against the authorization or issuance of common or preferred stock if MFS determines that the requested authorization is excessive or not warranted.

Repurchase Programs

MFS supports proposals to institute share repurchase plans in which all shareholders have the opportunity to participate on an equal basis.  Such plans may include a company acquiring its own shares on the open market, or a company making a tender offer to its own shareholders.

Cumulative Voting

MFS opposes proposals that seek to introduce cumulative voting and for proposals that seek to eliminate cumulative voting.  In either case, MFS will consider whether cumulative voting is likely to enhance the interests of MFS’ clients as minority shareholders.

Written Consent and Special Meetings

The right to call a special meeting or act by written consent can be a powerful tool for shareholders. As such, MFS supports proposals requesting the right for shareholders who hold at least 10% of the issuer’s outstanding stock to call a special meeting. MFS also supports proposals requesting the right for shareholders to act by written consent.

Independent Auditors

MFS believes that the appointment of auditors for U.S. issuers is best left to the board of directors of the company and therefore supports the ratification of the board’s selection of an auditor for the company.  Some shareholder groups have submitted proposals to limit the non-audit activities of a company’s audit firm or prohibit any non-audit services by a company’s auditors to that company.  MFS opposes proposals recommending the prohibition or limitation of the performance of non-audit services by an auditor, and proposals recommending the removal of a company’s auditor due to the performance of non-audit work for the company by its auditor.  MFS believes that the board, or its audit committee, should have the discretion to hire the company’s auditor for specific pieces of non-audit work in the limited situations permitted under current law.

Other Business

MFS generally votes against “other business” proposals as the content of any such matter is not known at the time of our vote.

Adjourn Shareholder Meeting

MFS generally supports proposals to adjourn a shareholder meeting if we support the other ballot items on the meeting’s agenda. MFS generally votes against proposals to adjourn a meeting if we do not support the other ballot items on the meeting’s agenda.

Environmental, Social and Governance (“ESG”) Issues

MFS believes that a company’s ESG practices may have an impact on the company’s long-term economic financial performance and will generally support proposals relating to ESG issues that MFS believes are in the best long-term economic interest of the company’s shareholders.  For those ESG proposals for which a specific policy has not been adopted, MFS considers such ESG proposals on a case-by-case basis.  As a result, it may vote similar proposals differently at various shareholder meetings based on the specific facts and circumstances of such proposal.

MFS generally supports proposals that seek to remove governance structures that insulate management from shareholders (i.e., anti-takeover measures) or that seek to enhance shareholder rights. Many of these governance-related issues, including compensation issues, are outlined within the context of the above guidelines. In addition, MFS typically supports proposals that require an issuer to reimburse successful dissident shareholders (who are not seeking control of the company) for reasonable expenses that such dissident incurred in soliciting an alternative slate of director candidates. MFS also generally supports reasonably crafted shareholder proposals requesting increased disclosure around the company’s use of collateral in derivatives trading.  MFS typically supports proposals for an independent board chairperson. However, we may not support such proposals if we determine there to be an appropriate and effective counter-balancing leadership structure in place (e.g.; a strong, independent lead director with an appropriate level of powers and duties). For any governance-related proposal for which an explicit guideline is not provided above, MFS will consider such proposals on a case-by-case basis and will support such proposals if MFS believes that it is in the best long-term economic interest of the company’s shareholders.

MFS generally supports proposals that request disclosure on the impact of environmental issues on the company’s operations, sales, and capital investments.  However, MFS may not support such proposals based on the facts and circumstances surrounding a specific proposal, including, but not limited to, whether (i) the proposal is unduly costly, restrictive, or burdensome, (ii) the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that environmental matters pose to the company’s operations, sales and capital investments, or (iii) the proposal seeks a level of disclosure that exceeds that provided by the company’s industry peers. MFS will analyze all other environmental proposals on a case-by-case basis and will support such proposals if MFS believes such proposal is in the best long-term economic interest of the company’s shareholders.

MFS will analyze social proposals on a case-by-case basis. MFS will support such proposals if MFS believes that such proposal is in the best long-term economic interest of the company’s shareholders.  Generally, MFS will support shareholder proposals that (i) seek to amend a company’s equal employment opportunity policy to prohibit discrimination based on sexual orientation and gender identity; and (ii) request additional disclosure regarding a company’s political contributions (including trade organizations and lobbying activity) (unless the company already provides publicly-available information that is sufficient to enable shareholders to evaluate the potential opportunities and risks that such contributions pose to the company’s operations, sales and capital investments).

The laws of various states or countries may regulate how the interests of certain clients subject to those laws (e.g. state pension plans) are voted with respect to social issues.  Thus, it may be necessary to cast ballots differently for certain clients than MFS might normally do for other clients.

Foreign Issuers

MFS generally supports the election of a director nominee standing for re-election in uncontested or non-contentious elections unless it can be determined that (1) he or she failed to attend at least 75% of the board and/or relevant committee meetings in the previous year without a valid reason given in the proxy materials; (2) since the last annual meeting of shareholders and without shareholder approval, the board or its compensation committee has re-priced underwater stock options; or (3) since the last annual meeting, the board has either implemented a poison pill without shareholder approval or has not taken responsive action to a majority shareholder approved resolution recommending that the “poison pill” be rescinded. In such circumstances, we will vote against director nominee(s). Also, certain markets outside of the U.S. have adopted best practice guidelines relating to corporate governance matters (e.g. the United Kingdom’s and Japan Corporate Governance Codes). Many of these guidelines operate on a “comply or explain” basis. As such, MFS will evaluate any explanations by companies relating to their compliance with a particular corporate governance guideline on a case-by-case basis and may vote against the board nominees or other relevant ballot item if such explanation is not satisfactory. In some circumstances, MFS may submit a vote to abstain from certain director nominees or the relevant ballot items if we have concerns with the nominee or ballot item, but do not believe these concerns rise to the level where a vote against is warranted.

MFS generally supports the election of auditors, but may determine to vote against the election of a statutory auditor in certain markets if MFS reasonably believes that the statutory auditor is not truly independent.

Some international markets have also adopted mandatory requirements for all companies to hold shareholder votes on executive compensation.  MFS will vote against such proposals if MFS determines that a company’s executive compensation practices are excessive, considering such factors as the specific market’s best practices that seek to maintain appropriate pay-for-performance alignment and to create long-term shareholder value. We may alternatively submit an abstention vote on such proposals in circumstances where our executive compensation concerns are not as severe.

Many other items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law.   Accordingly, the items that are generally deemed routine and which do not require the exercise of judgment under these guidelines (and therefore voted with management) for foreign issuers include, but are not limited to, the following: (i) receiving financial statements or other reports from the board; (ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) discharge of management and supervisory boards; and (v) approval of share repurchase programs (absent any anti-takeover or other concerns). MFS will evaluate all other items on proxies for foreign companies in the context of the guidelines described above, but will generally vote against an item if there is not sufficient information disclosed in order to make an informed voting decision. For any ballot item where MFS wishes to express a more moderate level of concern than a vote of against, we will cast a vote to abstain.

In accordance with local law or business practices, some foreign companies or custodians prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”).  Depending on the country in which a company is domiciled, the blocking period may begin a stated number of days prior or subsequent to the meeting (e.g. one, three or five days) or on a date established by the company.  While practices vary, in many countries the block period can be continued for a longer period if the shareholder meeting is adjourned and postponed to a later date.  Similarly, practices vary widely as to the ability of a shareholder to have the “block” restriction lifted early (e.g. in some countries shares generally can be “unblocked” up to two days prior to the meeting whereas in other countries the removal of the block appears to be discretionary with the issuer’s transfer agent).  Due to these restrictions, MFS must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time.  For companies in countries with share blocking periods or in markets where some custodians may block shares, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items.  Accordingly, MFS will not vote those proxies in the absence of an unusual, significant vote that outweighs the disadvantage of being unable to sell the stock.

From time to time, governments may impose economic sanctions which may prohibit us from transacting business with certain companies or individuals. These sanctions may also prohibit the voting of proxies at certain companies or on certain individuals. In such instances, MFS will not vote at certain companies or on certain individuals if it determines that doing so is in violation of the sanctions.

In limited circumstances, other market specific impediments to voting shares may limit our ability to cast votes, including, but not limited to, late delivery of proxy materials, untimely vote cut-off dates, power of attorney and share re-registration requirements, or any other unusual voting requirements. In these limited instances, MFS votes securities on a best efforts basis in the context of the guidelines described above.

B.                                    ADMINISTRATIVE PROCEDURES

1.              MFS Proxy Voting Committee

The administration of these MFS Proxy Voting Policies and Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment Support Departments.  The Proxy Voting Committee does not include individuals whose primary duties relate to client relationship management, marketing, or sales.  The MFS Proxy Voting Committee:

a.              Reviews these MFS Proxy Voting Policies and Procedures at least annually and recommends any amendments considered to be necessary or advisable;

b.              Determines whether any potential material conflict of interest exists with respect to instances in which MFS (i) seeks to override these MFS Proxy Voting Policies and Procedures; (ii) votes on ballot items not governed by these MFS Proxy Voting Policies and Procedures; (iii) evaluates an excessive executive compensation issue in relation to the election of directors; or (iv) requests a vote recommendation from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); and

c.               Considers special proxy issues as they may arise from time to time.

2.              Potential Conflicts of Interest

The MFS Proxy Voting Committee is responsible for monitoring potential material conflicts of interest on the part of MFS or its subsidiaries that could arise in connection with the voting of proxies on behalf of MFS’ clients. Due to the client focus of our investment management business, we believe that the potential for actual material conflict of interest issues is small. Nonetheless, we have developed precautions to assure that all proxy votes are cast in the best long-term economic interest of shareholders.1 Other MFS internal policies require all MFS employees to avoid actual and potential conflicts of interests between personal activities and MFS’ client activities. If an employee (including investment professionals) identifies an actual or potential conflict of interest with respect to any voting decision (including the ownership of securities in their individual portfolio), then that employee must recuse himself/herself from participating in the voting process. Any significant attempt by an employee of MFS or its subsidiaries to unduly influence MFS’ voting on a particular proxy matter should also be reported to the MFS Proxy Voting Committee.

In cases where proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures, no material conflict of interest will be deemed to exist.  In cases where (i) MFS is considering overriding these MFS Proxy Voting Policies and Procedures, (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures,  (iii) MFS evaluates a potentially excessive executive compensation issue in relation to the election of directors or advisory pay or severance package vote, or (iv) a vote recommendation is requested from an MFS portfolio manager or investment analyst (e.g. mergers and acquisitions); (collectively, “Non-Standard Votes”); the MFS Proxy Voting Committee will follow these procedures:

a.              Compare the name of the issuer of such proxy against a list of significant current (i) distributors of MFS Fund shares, and (ii) MFS institutional clients (the “MFS Significant Distributor and Client List”);

b.              If the name of the issuer does not appear on the MFS Significant Distributor and Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Voting Committee;

c.               If the name of the issuer appears on the MFS Significant Distributor and Client List, then the MFS Proxy Voting Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully evaluate the proposed vote in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests; and

d.              For all potential material conflicts of interest identified under clause (c) above, the MFS Proxy Voting Committee will document: the name of the issuer, the issuer’s relationship to MFS, the analysis of the matters submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting Committee determined that the votes were cast in the best long-term economic interests of MFS’ clients, and not in MFS’ corporate interests.  A copy of the foregoing documentation will be provided to MFS’ Conflicts Officer.

The members of the MFS Proxy Voting Committee are responsible for creating and maintaining the MFS Significant Distributor and Client List, in consultation with MFS’ distribution and institutional business units.  The MFS Significant Distributor and Client List will be reviewed and updated periodically, as appropriate.

For instances where MFS is evaluating a director nominee who also serves as a director of the MFS Funds, then the MFS Proxy Voting Committee will adhere to the procedures described in section (d) above regardless of whether the portfolio company appears on our Significant Distributor and Client List.

If an MFS client has the right to vote on a matter submitted to shareholders by Sun Life Financial, Inc. or any of its affiliates (collectively “Sun Life”), MFS will cast a vote on behalf of such MFS client pursuant to the recommendations of Institutional Shareholder Services, Inc.’s (“ISS”) benchmark policy, or as required by law.

Except as described in the MFS Fund’s prospectus, from time to time, certain MFS Funds (the “top tier fund”) may own shares of other MFS Funds (the “underlying fund”). If an underlying fund submits a matter to a shareholder vote, the top tier fund will generally vote its shares in the same proportion as the other shareholders of the underlying fund.  If there are no other shareholders in the underlying fund, the top tier fund will vote in what MFS believes to be in the top tier fund’s best long-term economic interest. If an MFS client has the right to vote on a matter submitted to shareholders by a pooled investment vehicle advised by MFS, MFS will cast a vote on behalf of such MFS client in the same proportion as the other shareholders of the pooled investment vehicle.

3.              Gathering Proxies

Most proxies received by MFS and its clients originate at Broadridge Financial Solutions, Inc. (“Broadridge”).  Broadridge and other service providers, on behalf of custodians, send proxy related material to the record holders of the shares beneficially owned by MFS’ clients, usually to the client’s proxy voting administrator or, less commonly, to the client itself.  This material will include proxy ballots reflecting the shareholdings of Funds and of clients on the record dates for such shareholder meetings, as well as proxy materials with the issuer’s explanation of the items to be voted upon.

1  For clarification purposes, note that MFS votes in what we believe to be the best, long-term economic interest of our clients entitled to vote at the shareholder meeting, regardless of whether other MFS clients hold “short” positions in the same issuer.

MFS, on behalf of itself and certain of its clients (including the MFS Funds) has entered into an agreement with an independent proxy administration firm pursuant to which the proxy administration firm performs various proxy vote related administrative services such as vote processing and recordkeeping functions.  Except as noted below, the proxy administration firm for MFS and its clients, including the MFS Funds, is ISS.  The proxy administration firm for MFS Development Funds, LLC is Glass, Lewis & Co., Inc. (“Glass Lewis”; Glass Lewis and ISS are each hereinafter referred to as the “Proxy Administrator”).

The Proxy Administrator receives proxy statements and proxy ballots directly or indirectly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator’s system by an MFS holdings data-feed.  Through the use of the Proxy Administrator system, ballots and proxy material summaries for all upcoming shareholders’ meetings are available on-line to certain MFS employees and members of the MFS Proxy Voting Committee.

It is the responsibility of the Proxy Administrator and MFS to monitor the receipt of ballots.  When proxy ballots and materials for clients are received by the Proxy Administrator, they are input into the Proxy Administrator’s on-line system.  The Proxy Administrator then reconciles a list of all MFS accounts that hold shares of a company’s stock and the number of shares held on the record date by these accounts with the Proxy Administrator’s list of any upcoming shareholder’s meeting of that company.  If a proxy ballot has not been received, the Proxy Administrator contacts the custodian requesting the reason as to why a ballot has not been received.

4.                                      Analyzing Proxies

Proxies are voted in accordance with these MFS Proxy Voting Policies and Procedures.  The Proxy Administrator, at the prior direction of MFS, automatically votes all proxy matters that do not require the particular exercise of discretion or judgment with respect to these MFS Proxy Voting Policies and Procedures as determined by MFS.  With respect to proxy matters that require the particular exercise of discretion or judgment, the MFS Proxy Voting Committee or its representatives considers and votes on those proxy matters. MFS also receives research and recommendations from the Proxy Administrator which it may take into account in deciding how to vote. MFS uses the research of Proxy Administrators and/or other 3rd party vendors to identify (i) circumstances in which a board may have approved excessive executive compensation, (ii) environmental and social proposals that warrant further consideration or (iii) circumstances in which a non-U.S. company is not in compliance with local governance or compensation best practices. In those situations where the only MFS fund that is eligible to vote at a shareholder meeting has Glass Lewis as its Proxy Administrator, then we will utilize research from Glass Lewis to identify such issues. MFS analyzes such issues independently and does not necessarily vote with the ISS or Glass Lewis recommendations on these issues. MFS may also use other research tools in order to identify the circumstances described above. Representatives of the MFS Proxy Voting Committee review, as appropriate, votes cast to ensure conformity with these MFS Proxy Voting Policies and Procedures.

As a general matter, portfolio managers and investment analysts have little involvement in most votes taken by MFS. This is designed to promote consistency in the application of MFS’ voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate influence on the vote.  For votes that require a case-by-case analysis per the MFS Proxy Policies (e.g. proxy contests, potentially excessive executive compensation issues, or certain shareholder proposals), a representative of MFS Proxy Voting Committee will consult with or seek recommendations from MFS investment analysts and/or portfolio managers.2  However, the MFS Proxy Voting Committee will ultimately determine the manner in which such proxies are voted.

As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS’ best judgment, consistent with the overall principle of voting proxies in the best long-term economic interests of MFS’ clients.  Any such override of the guidelines shall be analyzed, documented and reported in accordance with the procedures set forth in these policies.

5.                                      Voting Proxies

In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Voting Committee, and makes available on-line various other types of information so that the MFS Proxy Voting Committee or proxy team may review and monitor the votes cast by the Proxy Administrator on behalf of MFS’ clients.

2  From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst may not be available to provide a vote recommendation.  If such a recommendation cannot be obtained within a reasonable time prior to the cut-off date of the shareholder meeting, the MFS Proxy Voting Committee may determine to abstain from voting.

For those markets that utilize a “record date” to determine which shareholders are eligible to vote, MFS generally will vote all eligible shares pursuant to these guidelines regardless of whether all (or a portion of) the shares held by our clients have been sold prior to the meeting date.

6.                                      Securities Lending

From time to time, the MFS Funds or other pooled investment vehicles sponsored by MFS may participate in a securities lending program.  In the event MFS or its agent receives timely notice of a shareholder meeting for a U.S. security, MFS and its agent will attempt to recall any securities on loan before the meeting’s record date so that MFS will be entitled to vote these shares.  However, there may be instances in which MFS is unable to timely recall securities on loan for a U.S. security, in which cases MFS will not be able to vote these shares. MFS will report to the appropriate board of the MFS Funds those instances in which MFS is not able to timely recall the loaned securities. MFS generally does not recall non-U.S. securities on loan because there may be insufficient advance notice of proxy materials, record dates, or vote cut-off dates to allow MFS to timely recall the shares in certain markets on an automated basis. As a result, non-U.S. securities that are on loan will not generally be voted.  If MFS receives timely notice of what MFS determines to be an unusual, significant vote for a non-U.S. security whereas MFS shares are on loan, and determines that voting is in the best long-term economic interest of shareholders, then MFS will attempt to timely recall the loaned shares.

7.                                      Engagement

The MFS Proxy Voting Policies and Procedures are available on www.mfs.com and may be accessed by both MFS’ clients and the companies in which MFS’ clients invest.  From time to time, MFS may determine that it is appropriate and beneficial for representatives from the MFS Proxy Voting Committee to engage in a dialogue or written communication with a company or other shareholders regarding certain matters on the company’s proxy statement that are of concern to shareholders, including environmental, social and governance matters.  A company or shareholder may also seek to engage with representatives of the MFS Proxy Voting Committee in advance of the company’s formal proxy solicitation to review issues more generally or gauge support for certain contemplated proposals. For further information on requesting engagement with MFS on proxy voting issues, please visit www.mfs.com and refer to our most recent Annual Global Proxy Voting and Engagement Report for contact information.

C.            RECORDS RETENTION

MFS will retain copies of these MFS Proxy Voting Policies and Procedures in effect from time to time and will retain all proxy voting reports submitted to the Board of Trustees of the MFS Funds for the period required by applicable law. Proxy solicitation materials, including electronic versions of the proxy ballots completed by representatives of the MFS Proxy Voting Committee, together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Voting Committee.  All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator’s system as to proxies processed, including the dates when proxy ballots were received and submitted, and the votes on each company’s proxy issues, are retained as required by applicable law.

D.            REPORTS

U.S. Registered MFS Funds

MFS publicly discloses the proxy voting records of the U.S. registered MFS Funds on a quarterly basis. MFS will also report the results of its voting to the Board of Trustees of the U.S. registered MFS Funds.  These reports will include: (i) a summary of how votes were cast (including advisory votes on pay and “golden parachutes”) ; (ii) a summary of votes against management’s recommendation; (iii) a review of situations where MFS did not vote in accordance with the guidelines and the rationale therefore; (iv) a review of the procedures used by MFS to identify material conflicts of interest and any matters identified as a material conflict of interest; (v) a review of these policies and the guidelines; (vi) a review of our proxy engagement activity; (vii) a report and impact assessment of instances in which the recall of loaned securities of a U.S. issuer was unsuccessful; and (viii) as necessary or appropriate, any proposed modifications thereto to reflect new developments in corporate governance and other issues.  Based on these reviews, the Trustees of the U.S. registered MFS Funds will consider possible modifications to these policies to the extent necessary or advisable.

Other MFS Clients

MFS may publicly disclose the proxy voting records of certain other clients (including certain MFS Funds) or the votes it casts with respect to certain matters as required by law. A report can also be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue and, upon request, may identify situations where MFS did not vote in accordance with the MFS Proxy Voting Policies and Procedures.

Except as described above, MFS generally will not divulge actual voting practices to any party other than the client or its representatives because we consider that information to be confidential and proprietary to the client. However, as noted above, MFS may determine that it is appropriate and beneficial to engage in a dialogue with a company regarding certain matters. During such dialogue with the company, MFS may disclose the vote it intends to cast in order to potentially effect positive change at a company in regards to environmental, social or governance issues.

APPENDIX F - CERTAIN SERVICE PROVIDER COMPENSATION

Compensation paid by the Fund for advisory services, administrative services, Section 529 program management services (if applicable), transfer agency-related services, and the amount of Shareholder Servicing Payments paid by MFSC to service providers, over the specified periods is set forth below.  The amount paid by the Fund for transfer-agency related services includes reimbursements for expenses incurred by MFSC on behalf of the Fund, and, for Participating Funds, payments made pursuant to the Special Servicing Agreement.  The amount of Shareholder Servicing Payments paid by MFSC to service providers includes, for Participating Funds, payments made pursuant to the Special Servicing Agreement attributable to Shareholder Servicing Payments.

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services

MFS Blended Research Emerging Markets Equity Fund (commenced September 15, 2015)	August 31, 2017	$105,819	$1,083	$4,528	$2,786	$17,501	Not Applicable
	August 31, 2016	$25,774	$247	$866	$207	$16,734	Not Applicable

MFS Blended Research Global Equity Fund (commenced September 15, 2015)	August 31, 2017	$26,116	$403	$1,988	$1,032	$17,501	Not Applicable
	August 31, 2016	$15,953	$232	$618	$26	$16,734	Not Applicable

MFS Blended Research International Equity Fund (commenced September 15, 2015)	August 31, 2017	$881,159	$13,566	$1,603	$702	$37,805	Not Applicable
	August 31, 2016	$28,672	$404	$769	$124	$16,780	Not Applicable

MFS Core Equity Fund	August 31, 2017	$9,091,277	$119,969	$1,828,488	$1,172,344	$259,753	Not Applicable
	August 31, 2016	$7,619,893	$100,959	$2,155,288	$1,388,776	$215,834	Not Applicable
	August 31, 2015	$7,639,791	$82,162	$2,296,596	$1,527,665	$218,311	Not Applicable

MFS Global New Discovery Fund	August 31, 2017	$268,846	$2,110	$35,299	$25,313	$17,501	Not Applicable
	August 31, 2016	$237,056	$1,899	$37,931	$28,589	$17,595	Not Applicable
	August 31, 2015	$240,970	$1,558	$42,300	$34,818	$17,502	Not Applicable

MFS Global Real Estate Fund	August 31, 2017	$5,074,555	$43,162	$832,134	$557,452	$99,602	Not Applicable
	August 31, 2016	$4,246,580	$36,597	$368,520	$191,826	$84,422	Not Applicable
	August 31, 2015[2]	$2,069,926	$15,412	$3,091	$118	$40,916	Not Applicable

MFS Low Volatility Equity Fund	August 31, 2017	$405,453	$5,287	$75,043	$58,375	$20,636	Not Applicable
	August 31, 2016	$210,345	$10,957	$30,645	$19,466	$18,000	Not Applicable
	August 31, 2015	$65,004	$17,059	$5,820	$2,864	$17,502	Not Applicable

MFS Low Volatility Global Equity Fund	August 31, 2017	$671,753	$8,183	$20,921	$11,943	$26,622	Not Applicable
	August 31, 2016	$330,257	$39,801	$14,496	$8,624	$18,232	Not Applicable
	August 31, 2015	$248,650	$86,881	$6,084	$1,763	$17,502	Not Applicable

MFS Mid Cap Growth Fund	August 31, 2017	$15,237,883	$325,324	$2,539,181	$1,834,292	$345,783	$3,107[1]
	August 31, 2016	$13,317,421	$565,815	$2,612,583	$1,798,545	$300,853	$2,642[1]
	August 31, 2015	$12,490,057	$471,867	$2,489,798	$1,698,434	$284,187	$2,204[1]

F - 1

Fund	Fiscal Year Ended	Amount Paid to MFS for Advisory Services After Waivers	Amount Waived by MFS for Advisory Services	Amount Paid to MFSC for Transfer Agency-Related Expenses	Amount of Shareholder Servicing Payments Paid by MFSC to Service Providers	Amount Paid to MFS for General Administrative Services	Amount Paid to MFD for Program Management Services

MFS New Discovery Fund	August 31, 2017	$9,834,455	$115,744	$1,325,012	$956,539	$185,595	$3,573[1]
	August 31, 2016	$10,525,011	$291,123	$1,826,821	$1,410,896	$198,604	$3,227[1]
	August 31, 2015	$14,296,222	$782,543	$3,153,370	$2,724,058	$276,801	$3,415[1]

MFS Research International Fund	August 31, 2017	$47,668,549	$966,564	$3,852,161	$3,461,884	$640,566	$6,685[1]
	August 31, 2016	$47,741,580	$2,204,174	$4,984,228	$4,563,179	$642,054	$2,245[1]
	August 31, 2015	$52,277,732	$2,922,943	$6,887,353	$6,461,848	$645,811	$1,799[1]

MFS Technology Fund	August 31, 2017	$5,383,153	$55,109	$825,262	$556,733	$124,474	Not Applicable
	August 31, 2016	$3,502,712	$35,712	$739,122	$435,179	$83,730	Not Applicable
	August 31, 2015	$2,458,934	$20,467	$608,587	$374,528	$62,039	Not Applicable

MFS U.S. Government Cash Reserve Fund	August 31, 2017	$742,418	$487,542	$515,588	$248,661	$58,037	$3,924[1]
	August 31, 2016	$95,670	$1,189,170	$566,645	$273,205	$60,219	$0[1]
	August 31, 2015	$0	$1,276,972	$645,208	$334,271	$60,377	$0[1]

MFS U.S. Government Money Market Fund	August 31, 2017	$915,220	$415,782	$471,472	$131,132	$62,050	Not Applicable
	August 31, 2016	$174,969	$1,217,289	$541,609	$171,326	$64,358	Not Applicable
	August 31, 2015	$0	$1,491,683	$641,514	$235,454	$68,916	Not Applicable

MFS Value Fund	August 31, 2017	$193,848,036	$8,860,835	$37,357,592	$34,819,020	$640,566	$13,745[1]
	August 31, 2016	$172,387,592	$15,136,904	$38,093,532	$35,577,213	$642,054	$11,629[1]
	August 31, 2015	$169,923,964	$13,809,062	$45,671,922	$43,220,628	$645,811	$10,878[1]

1 Payment only from assets attributable to Class 529A, Class 529B, and Class 529C shares. MFD receives an asset-based fee for services provided under the Master 529 Administrative Services Agreement.

2 MFS Global Real Estate Fund changed its fiscal year end from February 28 to August 31 effective for the period ending August 31, 2015.

F - 2

APPENDIX G - SALES CHARGES

The following sales charges were paid during the specified periods:

		Class A Initial Sales Charges:			Class T Initial Sales Charges:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Total	Retained by MFD	Reallowed to Financial Intermediaries

MFS Blended Research Emerging Markets Equity Fund (commenced September 15, 2015)	August 31, 2017	$41,007	$6,727	$34,280	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$10,713	$1,861	$8,852	Not Applicable	Not Applicable	Not Applicable

MFS Blended Research Global Equity Fund (commenced September 15, 2015)	August 31, 2017	$3,836	$610	$3,226	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$3,625	$579	$3,046	Not Applicable	Not Applicable	Not Applicable

MFS Blended Research International Equity Fund (commenced September 15, 2015)	August 31, 2017	$2,486	$382	$2,104	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$1,100	$159	$941	Not Applicable	Not Applicable	Not Applicable

MFS Core Equity Fund	August 31, 2017	$1,386,043	$232,426	$1,153,617	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$1,446,880	$245,837	$1,201,043	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$1,779,590	$299,851	$1,479,739	Not Applicable	Not Applicable	Not Applicable

MFS Global New Discovery Fund	August 31, 2017	$21,028	$3,540	$17,488	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$35,979	$5,993	$29,986	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$37,546	$6,217	$31,329	Not Applicable	Not Applicable	Not Applicable

MFS Global Real Estate Fund	August 31, 2017	$251,343	$39,787	$211,556	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$199,867	$33,325	$166,542	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015[1]	$66,116	$10,883	$55,233	Not Applicable	Not Applicable	Not Applicable

MFS Low Volatility Equity Fund	August 31, 2017	$254,092	$41,273	$212,819	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$401,862	$65,344	$336,518	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$110,581	$18,989	$91,592	Not Applicable	Not Applicable	Not Applicable

MFS Low Volatility Global Equity Fund	August 31, 2017	$55,646	$9,516	$46,130	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$66,035	$11,213	$54,822	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$47,557	$8,251	$39,306	Not Applicable	Not Applicable	Not Applicable

MFS Mid Cap Growth Fund	August 31, 2017	$2,476,660	$418,675	$2,057,985	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$4,430,788	$755,005	$3,675,783	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$1,000,247	$168,371	$831,876	Not Applicable	Not Applicable	Not Applicable

MFS New Discovery Fund	August 31, 2017	$730,482	$123,023	$607,459	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$967,131	$161,665	$805,466	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$1,276,799	$213,380	$1,063,419	Not Applicable	Not Applicable	Not Applicable

		Class A Initial Sales Charges:			Class T Initial Sales Charges:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Total	Retained by MFD	Reallowed to Financial Intermediaries

MFS Research International Fund	August 31, 2017	$362,093	$61,521	$300,572	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$489,619	$82,229	$407,390	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$575,761	$97,010	$478,751	Not Applicable	Not Applicable	Not Applicable

MFS Technology Fund	August 31, 2017	$1,406,190	$218,099	$1,188,091	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$1,543,863	$241,244	$1,302,619	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$726,175	$115,163	$611,012	Not Applicable	Not Applicable	Not Applicable

MFS U.S. Government Cash Reserve Fund	August 31, 2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

MFS Value Fund	August 31, 2017	$11,426,487	$1,905,694	$9,520,793	Not Applicable	Not Applicable	Not Applicable
	August 31, 2016	$15,565,709	$2,618,456	$12,947,253	Not Applicable	Not Applicable	Not Applicable
	August 31, 2015	$16,523,375	$2,809,058	$13,714,317	Not Applicable	Not Applicable	Not Applicable

1 MFS Global Real Estate Fund changed its fiscal year end from February 28 to August 31 effective for the period ending August 31, 2015.

		CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Class A Shares	Class B Shares	Class C Shares

MFS Blended Research Emerging Markets Equity Fund (commenced September 15, 2015)	August 31, 2017	$82	$1,064	$68
	August 31, 2016	$0	$1,000	$0

MFS Blended Research Global Equity Fund (commenced September 15, 2015)	August 31, 2017	$0	$0	$0
	August 31, 2016	$0	$0	$20

MFS Blended Research International Equity Fund (commenced September 15, 2015)	August 31, 2017	$0	$0	$99
	August 31, 2016	$0	$0	$0

MFS Core Equity Fund	August 31, 2017	$6,198	$33,185	$7,444
	August 31, 2016	$2,318	$31,588	$5,410
	August 31, 2015	$521	$32,394	$3,917

MFS Global New Discovery Fund	August 31, 2017	$256	$1,787	$541
	August 31, 2016	$327	$724	$724
	August 31, 2015	$2,260	$661	$592

MFS Global Real Estate Fund	August 31, 2017	$522	$2,190	$1,607
	August 31, 2016	$300	$2,177	$684
	August 31, 2015[1]	$0	$14	$89

MFS Low Volatility Equity Fund	August 31, 2017	$90	$8,881	$4,512
	August 31, 2016	$6	$4,660	$1,117
	August 31, 2015	$0	$0	$65

		CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Class A Shares	Class B Shares	Class C Shares

MFS Low Volatility Global Equity Fund	August 31, 2017	$4	$1,798	$1,109
	August 31, 2016	$0	$2,788	$57
	August 31, 2015	$0	$71	$0

MFS Mid Cap Growth Fund	August 31, 2017	$16,633	$20,249	$11,033
	August 31, 2016	$2,501	$18,982	$4,093
	August 31, 2015	$1,949	$23,519	$3,102

MFS New Discovery Fund	August 31, 2017	$6,997	$55,734	$3,957
	August 31, 2016	$1,324	$44,057	$4,371
	August 31, 2015	$2,355	$88,820	$22,676

MFS Research International Fund	August 31, 2017	$2,825	$9,227	$2,077
	August 31, 2016	$385	$12,699	$4,294
	August 31, 2015	$243	$11,161	$5,549

MFS Technology Fund	August 31, 2017	$2,444	$33,953	$28,520
	August 31, 2016	$508	$35,739	$7,177
	August 31, 2015	$1,081	$16,012	$5,781

MFS U.S. Government Cash Reserve Fund	August 31, 2017	$138	$54,013	$15,517
	August 31, 2016	$988	$79,111	$12,516
	August 31, 2015	$133	$70,706	$9,045

MFS Value Fund	August 31, 2017	$72,624	$211,592	$161,541
	August 31, 2016	$62,775	$128,308	$93,262
	August 31, 2015	$41,885	$178,951	$84,515

1 MFS Global Real Estate Fund changed its fiscal year end from February 28 to August 31 effective for the period ending August 31, 2015.

		Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares

MFS Mid Cap Growth Fund	August 31, 2017	$24,143	$3,624	$20,519	Not Applicable	$0	$49
	August 31, 2016	$22,910	$3,648	$19,262	Not Applicable	$0	$3
	August 31, 2015	$16,500	$2,418	$14,082	Not Applicable	$1	$0

MFS New Discovery Fund	August 31, 2017	$20,346	$3,239	$17,107	Not Applicable	$0	$56
	August 31, 2016	$17,219	$2,678	$14,541	Not Applicable	$0	$34
	August 31, 2015	$15,908	$2,422	$13,486	Not Applicable	$0	$12

MFS Research International Fund	August 31, 2017	$30,123	$4,611	$25,512	Not Applicable	$134	$104
	August 31, 2016	$12,834	$1,987	$10,847	Not Applicable	$14	$5
	August 31, 2015	$12,202	$1,918	$10,284	Not Applicable	$4	$39

		Class 529A Initial Sales Charges:			CDSC Paid to MFD On:
Fund	Fiscal Year Ended	Total	Retained by MFD	Reallowed to Financial Intermediaries	Class 529A Shares	Class 529B Shares	Class 529C Shares

MFS U.S. Government Cash Reserve Fund	August 31, 2017	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$189	$570
	August 31, 2016	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$281	$407
	August 31, 2015	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$134	$160

MFS Value Fund	August 31, 2017	$96,359	$14,658	$81,701	Not Applicable	$0	$83
	August 31, 2016	$72,666	$11,329	$61,337	Not Applicable	$0	$24
	August 31, 2015	$66,259	$10,248	$56,011	Not Applicable	$170	$41

MFS U.S. Government Money Market Fund paid CDSC payments of $4,769, $17,251, and $19,002, for the fiscal years ended August 31, 2017, August 31, 2016, and August 31, 2015, respectively.

APPENDIX H - DISTRIBUTION PLAN PAYMENTS

The Fund has not adopted a Distribution Plan with respect to Class A1, Class I, Class R4, and Class R6 shares, as applicable. Amounts shown below do not reflect the rebate of a portion of each class’ service fee by MFD to each class. During the fiscal year ended August 31, 2017, the Fund accrued or paid the following expenses for Distribution Plan Payments:

		Amount of Distribution and/or Service Fees
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD
MFS Blended Research Emerging Markets Equity Fund	Class A Shares	$5,953	$5,406	$547
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$1,359	$91	$1,268
	Class C Shares	$2,527	$1,187	$1,340
	Class R1 Shares	$617	$0	$617
	Class R2 Shares	$311	$0	$311
	Class R3 Shares	$156	$0	$156

MFS Blended Research Global Equity Fund	Class A Shares	$791	$601	$190
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$571	$0	$571
	Class C Shares	$1,168	$415	$753
	Class R1 Shares	$564	$0	$564
	Class R2 Shares	$284	$0	$284
	Class R3 Shares	$142	$0	$142

MFS Blended Research International Equity Fund	Class A Shares	$774	$472	$302
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$735	$30	$705
	Class C Shares	$819	$24	$795
	Class R1 Shares	$529	$0	$529
	Class R2 Shares	$266	$0	$266
	Class R3 Shares	$134	$0	$134

MFS Core Equity Fund	Class A Shares	$2,384,950	$2,304,040	$80,910
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$282,785	$61,691	$221,094
	Class C Shares	$904,797	$823,111	$81,686
	Class R1 Shares	$30,301	$30,271	$30
	Class R2 Shares	$78,299	$77,491	$808
	Class R3 Shares	$119,420	$118,900	$520

		Amount of Distribution and/or Service Fees
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS Global New Discovery Fund	Class A Shares	$22,795	$22,283	$512
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$12,829	$2,383	$10,446
	Class C Shares	$48,666	$42,328	$6,338
	Class R1 Shares	$613	$5	$608
	Class R2 Shares	$505	$229	$276
	Class R3 Shares	$217	$72	$145

MFS Global Real Estate Fund	Class A Shares	$78,281	$73,101	$5,180
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$11,082	$1,748	$9,334
	Class C Shares	$38,433	$12,103	$26,330
	Class R1 Shares	$704	$190	$514
	Class R2 Shares	$3,004	$2,775	$229
	Class R3 Shares	$794	$687	$107

MFS Low Volatility Equity Fund	Class A Shares	$86,240	$77,973	$8,267
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$19,568	$3,098	$16,470
	Class C Shares	$110,585	$41,835	$68,750
	Class R1 Shares	$726	$107	$619
	Class R2 Shares	$286	$0	$286
	Class R3 Shares	$138	$0	$138

MFS Low Volatility Global Equity Fund	Class A Shares	$20,311	$15,710	$4,601
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$3,057	$385	$2,672
	Class C Shares	$18,902	$5,238	$13,664
	Class R1 Shares	$584	$11	$573
	Class R2 Shares	$342	$64	$278
	Class R3 Shares	$191	$38	$153

MFS Mid Cap Growth Fund	Class A Shares	$1,239,700	$1,181,017	$58,683
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$164,277	$33,880	$130,397
	Class C Shares	$552,965	$435,011	$117,954
	Class 529A Shares	$10,626	$8,316	$2,310
	Class 529B Shares	$1,905	$227	$1,678
	Class 529C Shares	$17,807	$14,176	$3,631
	Class R1 Shares	$21,361	$21,361	$0
	Class R2 Shares	$29,294	$29,294	$0
	Class R3 Shares	$59,672	$59,672	$0

		Amount of Distribution and/or Service Fees
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS New Discovery Fund	Class A Shares	$965,068	$928,523	$36,545
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$204,558	$45,600	$158,958
	Class C Shares	$798,207	$734,936	$63,271
	Class 529A Shares	$13,525	$11,998	$1,527
	Class 529B Shares	$3,010	$652	$2,358
	Class 529C Shares	$14,417	$12,391	$2,026
	Class R1 Shares	$48,805	$48,741	$64
	Class R2 Shares	$161,592	$161,148	$444
	Class R3 Shares	$123,290	$123,084	$206

MFS Research International Fund	Class A Shares	$1,984,646	$1,963,499	$21,147
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$68,782	$16,004	$52,778
	Class C Shares	$544,662	$503,980	$40,682
	Class 529A Shares	$23,747	$20,263	$3,484
	Class 529B Shares	$3,981	$895	$3,086
	Class 529C Shares	$34,831	$28,054	$6,777
	Class R1 Shares	$21,540	$21,508	$32
	Class R2 Shares	$698,351	$697,372	$979
	Class R3 Shares	$266,015	$265,465	$550

MFS Technology Fund	Class A Shares	$852,850	$812,011	$40,839
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$294,955	$57,820	$237,135
	Class C Shares	$857,024	$557,419	$299,605
	Class R1 Shares	$34,196	$34,196	$0
	Class R2 Shares	$99,018	$99,018	$0
	Class R3 Shares	$85,872	$85,872	$0

MFS U.S. Government Cash Reserve Fund	Class A Shares	$0	$0	$0
	Class B Shares	$0	$0	$0
	Class C Shares	$0	$0	$0
	Class 529A Shares	$0	$0	$0
	Class 529B Shares	$0	$0	$0
	Class 529C Shares	$0	$0	$0
	Class R1 Shares	$0	$0	$0
	Class R2 Shares	$0	$0	$0
	Class R3 Shares	$0	$0	$0

		Amount of Distribution and/or Service Fees
Fund	Class of Shares	Accrued or Paid by Fund to MFD	Accrued or Paid by MFD to Financial Intermediaries	Retained by MFD

MFS Value Fund	Class A Shares	$19,078,310	$18,692,643	$385,667
	Class T Shares	Not Applicable	Not Applicable	Not Applicable
	Class B Shares	$1,468,101	$321,711	$1,146,390
	Class C Shares	$14,946,170	$12,537,629	$2,408,541
	Class 529A Shares	$51,973	$42,407	$9,566
	Class 529B Shares	$5,716	$1,939	$3,777
	Class 529C Shares	$58,195	$46,011	$12,184
	Class R1 Shares	$272,745	$272,407	$338
	Class R2 Shares	$3,038,950	$3,036,920	$2,030
	Class R3 Shares	$4,922,108	$4,917,728	$4,380

APPENDIX I - FINANCIAL INTERMEDIARY COMPENSATION

This Appendix sets forth a description of the financial intermediary compensation for the Fund.  Financial intermediaries receive various forms of compensation in connection with the sale of shares of the Fund and/or the servicing of shareholder accounts. Financial intermediaries may receive such compensation (i) in the form of up-front commissions and ongoing asset-based compensation paid by MFD based on sales charges received and expected to be received by MFD from shareholders, and Rule 12b-1 (“Distribution Plan”) distribution and service payments received by MFD from the Fund, (ii) in the form of 529 administrative services payments paid by MFD, and (iii) shareholder servicing payments (for sub-accounting and other shareholder services) paid by an affiliate of MFD based on the receipt of such payments by MFD or its affiliates from the Fund, and (iv) in the form of payments paid from MFD’s own additional resources. In addition, financial intermediaries may benefit from payments made to other entities for consulting, research, or analytical services.

To the extent MFD and its affiliates’ payments to a financial intermediary are made from payments received by MFD and its affiliates from the Fund, payments from MFD and its affiliates’ own additional resources to such intermediary may be reduced. In addition, to the extent financial intermediaries receiving such payments purchase shares of the Fund on behalf of their clients, MFD and its affiliates benefits from increased management and other fees with respect to those assets.

The types of payments described above are not exclusive. Accordingly, financial intermediaries may receive payments under all or any combination of the above-referenced categories. The compensation that financial intermediaries receive is negotiated with each financial intermediary and may vary by class of shares sold and among financial intermediaries. MFD and its affiliates do not make an independent assessment of the cost of selling the Fund and/or servicing the shareholder accounts. The payments received by a financial intermediary may exceed the cost to the financial intermediary of selling the Fund and/or servicing the shareholder accounts. The amount of compensation that MFD and its affiliates pay to a financial intermediary can be significant. Depending upon the arrangements in place at any particular time, financial intermediaries may have a financial incentive to recommend a particular Fund or share class or to recommend MFS Funds instead of other funds that do not pay such compensation or that pay lower amounts of compensation.

Financial intermediaries may charge you additional fees and/or commissions. You can ask your financial intermediary for information about any payments it receives from MFD and its affiliates and any services it provides, as well as about fees and/or commissions it charges. Financial intermediaries may categorize and disclose these arrangements differently than MFD and its affiliates do. Financial intermediaries (or their affiliates) that sell Fund shares may also act as brokers or dealers in connection with a Fund’s purchase or sale of portfolio securities. However, the Fund and MFS do not consider financial intermediaries’ sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

Commissions and Distribution Plan Payments

Class A, Class A1, and Class 529A Shares – General Provisions

For purchases of Class A, Class A1, and Class 529A shares subject to an initial sales charge, MFD generally pays a portion of the initial sales charge to financial intermediaries as an up-front commission of up to the following amounts:

For Equity/Asset Allocation/Total Return Funds (currently for this purpose, Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Blended Research Core Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, MFS Blended Research Growth Equity Fund, MFS Blended Research International Equity Fund, MFS Blended Research Mid Cap Equity Fund, MFS Blended Research Small Cap Equity Fund, MFS Blended Research Value Equity Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Global Alternative Strategy Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS Managed Wealth Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS Research Fund, MFS Research International Fund, MFS Technology Fund, MFS Total Return Fund, MFS Utilities Fund, and MFS Value Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	5.00%
$50,000 but less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1,000,000	1.75%

For Bond Funds (currently for this purpose, MFS Absolute Return Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Corporate Bond Fund, MFS Diversified Income Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Georgia Municipal Bond Fund, MFS Global Bond Fund, MFS Global High Yield Fund, MFS Government Securities Fund, MFS High Income Fund, MFS Inflation-Adjusted Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mississippi Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Bond Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $100,000	4.00%
$100,000 but less than $250,000	3.00%
$250,000 but less than $500,000	2.25%

For Short-Term Bond Funds (currently for this purpose, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund):

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $50,000	2.25%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.75%
$250,000 but less than $500,000	1.50%

The difference between the total amount invested and the sum of (a) the net proceeds to the Fund and (b) the financial intermediary commission, is the amount of the initial sales charge retained by MFD. Because of rounding in the computation of offering price, the portion of the sales charge retained by MFD may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. From time to time, MFD may pay financial intermediaries up to 100% of the applicable initial sales charge of Class A, Class A1, and Class 529A shares of certain specified MFS Funds sold by financial intermediaries during a specified sales period. In addition, with respect to Class A and Class 529A shares (except MFS Municipal High Income Fund), financial intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class 529A-Specific Provisions

For purchases of Class 529A shares not subject to an initial sales charge, MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price

On the first $10,000,000 plus	1.00%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%

For purchases of Class 529A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 1% of the amount of Class 529A shares purchased through such financial intermediary instead of the up-front commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class 529A shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an up-front commission by agreement or otherwise, financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class A-Specific Provisions (except MFS Municipal High Income Fund)

For purchases of Class A shares not subject to an initial sales charge and for which the financial intermediary is not eligible to receive an up-front commission by agreement or otherwise (e.g., Employer Retirement Plan purchases), financial intermediaries will generally be eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

For purchases of Class A shares by all other accounts not subject to an initial sales charge (except as provided below), MFD will generally pay financial intermediaries an up-front commission of up to the following:

Cumulative Purchase Amount	Up-front Commission as a Percentage of Offering Price

On the first $10,000,000 plus	1.00%
Over $10,000,000 to $50,000,000 plus	0.50%
Over $50,000,000	0.25%

For purchases of Class A shares not subject to an initial sales charge, at the discretion of MFD, MFD may pay certain financial intermediaries an up-front commission of up to 1% of the amount of Class A shares purchased through such financial intermediary instead of the up-front commission described above.

In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

Class T Shares

For purchases of Class T shares subject to an initial sales charge, MFD generally pays the initial sales charge to financial intermediaries as an up-front commission of the following amounts:

Amount of Purchase	Up-front Commission as a Percentage of Offering Price

Less than $250,000	2.50%
$250,000 but less than $500,000	2.00%
$500,000 but less than $1,000,000	1.50%
$1,000,000 or more	1.00%

Financial Intermediaries are generally eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares.

Class B, Class B1 and Class 529B Shares

For purchases of Class B, Class B1 and Class 529B shares, MFD will generally pay an up-front commission to financial intermediaries of up to 3.75% of the amount purchased through such financial intermediaries. MFD will also generally advance to financial intermediaries some or all of the first year Distribution Plan service fee payments of up to 0.25% of the amount of Class B, Class B1 and Class 529B shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan service fee payments of up to 0.25% annually of the average daily net assets of the class with respect to such shares commencing in the 13th month following purchase.

For purchases of Class B and Class B1 shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates, MFD will generally pay financial intermediaries no up-front commission, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee).

Class C and Class 529C Shares

Except as noted below, for purchases of Class C and Class 529C shares, MFD will generally pay an up-front commission to financial intermediaries of up to 1% of the amount of Class C and Class 529C shares purchased through such financial intermediary. In addition, financial intermediaries will generally become eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee) commencing in the 13th month following purchase.

For purchases of Class C shares purchased by Employer Retirement Plans through Merrill Lynch, Pierce, Fenner & Smith Incorporated and any of its affiliates or Prudential Investment Management Services LLC, MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to 1.00% annually of the average daily net assets of the class with respect to such shares (of which 0.25% consists of the Distribution Plan service fee).

Class R1, Class R2, and Class R3 Shares

For purchases of the following R share classes, MFD pays no up-front commission to financial intermediaries, but financial intermediaries will generally be eligible to receive some or all of the Distribution Plan payments of up to the following rates annually of the average daily net assets of the class with respect to such shares (of which up to 0.25% consists of the Distribution Plan service fee), as follows:

Class	Annual Rate
Class R1	1.00%
Class R2	0.50%
Class R3	0.25%

529 Administrative Services Fees and Shareholder Servicing Payments

Financial intermediaries may receive all or a portion of the following payments:  529 administrative services fees as described in “Management of the Fund – Program Managers”; and shareholder servicing payments as described in “Management of the Fund - Shareholder Servicing Agent.”

Other MFD Payments

Financial intermediaries may receive payments from MFD from MFD’s own additional resources as incentives to market the Fund, to cooperate with MFD’s promotional efforts, and/or in recognition of their marketing, administrative services, and/or transaction processing support.  MFD compensates financial intermediaries based on criteria established by MFD from time to time that consider, among other factors, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, placement on the financial intermediary’s preferred or recommended list, access to the financial intermediary’s registered representatives, advisers or other client-facing personnel, the financial and contractual terms with the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary, and the quality of the overall relationship with the financial intermediary.

MFD may make marketing support and/or administrative services payments to financial intermediaries that sell Fund shares or provide services to MFD, the Fund or shareholders of the Fund through the financial intermediary’s retail distribution channel and/or through programs such as retirement programs, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (e.g., individual or group annuity) programs. In addition to the opportunity to participate in a financial intermediary’s retail distribution channel or program, payments may be made on account of one or more of the following:  business planning assistance; educating financial intermediary personnel about the MFS Funds; placement on the financial intermediary’s preferred or recommended fund list; access to sales representatives and management representatives of the financial intermediary; administrative and account maintenance services; participant or shareholder record-keeping; reporting or transaction processing; program administration; fund/investment selection and monitoring; enrollment; and education. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

MFD may make payments to certain financial intermediaries that sell Fund shares to help offset the financial intermediaries’ costs associated with client account maintenance support, statement preparation, and transaction processing. The types of payments that MFD may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a financial intermediary, payment of networking fees of up to $11 per shareholder account maintained on certain mutual fund trading systems, or, from time to time, lump-sum payments for ancillary services such as setting up funds on a financial intermediary’s mutual fund trading system.

Financial Intermediaries Receiving Such Payments from MFD’s Own Additional Resources

Set forth below is a list of the financial intermediaries to which MFD expects, as of September 30, 2017, to make the payments described above from its own additional resources with respect to the Fund. Payments may also be made to affiliates of these firms. Any additions, modifications, or deletions to the financial intermediaries identified in this list that have occurred since September 30, 2017, are not reflected. You should ask your financial intermediary if it receives such payments from MFD.

INTERMEDIARY FIRM NAME:	INTERMEDIARY FIRM NAME:
ADP Broker-Dealer, Inc.	Morgan Stanley
Advisor Group	MSCS Financial Services LLC
American United Life Insurance	National Financial Services Corp
Ameriprise Financial Services	Nationwide Investment Services Corp
Ascensus, Inc.	Northwestern Mutual Inv Svc LLC
AXA Equitable Financial Services, LLC	Paychex Securities Corporation
Benefit Trust Company	Pershing LLC
BMO Harris Bank	PNC Financial Group
Charles Schwab & Co Inc.	Principal Life Insurance Company
Citigroup Inc.	Prudential Investment
Citizens Securities Incorporated	Raymond James Financial, Inc.
Columbia Management	Reliance Trust Company
Commonwealth Financial Network	Robert W. Baird & Co. Incorporated
Edward Jones	Santander Securities LLC
First Command Financial Services, Inc.	State of Oregon
Goldman Sachs & Co.	T Rowe Price
Great-West Life & Annuity	The Charles Schwab Trust Company
H D Vest Investment Securities	The Guardian Ins & Annuity Company
Hartford Life Company	The Vanguard Group
Janney Montgomery Scott LLC	TIAA-CREF Financial Services
John Hancock Life Insurance	Transamerica Advisors Life Insurance
JPMorgan Chase & Co	UBS Financial Services Inc
Lincoln Financial Group	Valic Financial Advisors Inc
LPL Financial Corporation	Voya Financial
MassMutual Financial Group	Wells Fargo & Company
Mercer HR Services LLC	Wilmington Trust Company
Merrill, Lynch, Pierce, Fenner & Smith Incorporated	Xerox Corporation
Mid Atlantic Capital Group

From time to time, MFD, from MFD’s own additional resources, may make additional payments to financial intermediaries that sell or provide services in connection with the sale of Fund shares or the servicing of shareholder accounts. Such payments by MFD may include payment or reimbursement to, or on behalf of, financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and events, and other sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with training and educational meetings, client prospecting, retention, and due diligence trips. Other compensation may be offered, including goodwill payments relating to servicing, to the extent not prohibited by federal securities or state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority. MFD makes payments for events, contests, or entertainment it deems appropriate, subject to MFD’s guidelines and applicable law. These payments may vary depending upon the nature of the event.

APPENDIX J - INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of the investment strategies and risks for the MFS Funds, certain matters described herein may not apply to the Fund. Unless an investment strategy or investment practice described below is prohibited by the investment policies and investment strategies discussed in the Fund’s Prospectus or in this SAI, or by applicable law, the Fund may engage in each of the practices described below.

Asset-Backed Securities. Asset-backed securities are securities that represent interests in or payments from pools of assets such as mortgages, debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other receivables. The assets can be a pool of assets or a single asset (e.g., a loan to a specific corporation). Asset-backed securities that represent an interest in a pool of assets provide greater credit diversification than asset-backed securities that represent an interest in a single asset.  Underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements.

The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the rights of recourse available against the underlying assets and/or the issuer, the level of credit enhancement, if any, provided for the securities, and the credit quality of the credit-enhancement provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool of assets and its structure, the creditworthiness of the servicing agent for the pool of assets, the originator of the underlying assets, or the entities providing the credit enhancement. Asset-backed securities that do not have the benefit of a security interest in the underlying assets present certain additional risks that are not present with asset-backed securities that do have a security interest in the underlying assets.

Some types of asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate, as a result of the pass-through of prepayments of principal on the underlying assets. The rate of principal payments on these asset-backed securities is related to the rate of principal payments on the underlying pool of assets and related to the priority of payment of the security with respect to the pool of assets. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location and age of the underlying obligations, asset default and recovery rates, regulatory requirements, and other social and demographic conditions. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, these asset-backed securities may have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the maturity of the asset-backed security, increasing the potential for loss.

Asset Segregation.  With respect to certain kinds of transactions entered into by the Fund that involve obligations to make future payments to third parties, including short sales, futures, forward contracts, written options, swaps, and certain other derivatives, the purchase of securities on a when-issued, delayed delivery or forward commitment basis, or reverse repurchase agreements, under applicable federal securities laws, rules, and interpretations thereof, the Fund must segregate liquid assets or engage in other measures to cover open positions (collectively “cover”) with respect to such transactions.  Assets segregated to cover these types of transactions can decline in value and may not be available to meet redemptions.

For example, with respect to forward foreign currency exchange contracts and futures contracts that are not contractually required to “cash-settle,” the Fund must cover its open positions in an amount equal to the Fund’s obligation under the contract (e.g., notional value).  With respect to forward foreign currency exchange contracts and futures contracts that are contractually required to cash-settle, the Fund may cover its open positions in an amount equal to the Fund’s daily marked-to-market obligation.  By covering only its daily marked-to-market obligation under cash-settled forward or futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to cover in an amount equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future.

Below Investment Grade Quality Debt Instruments. Below investment grade quality debt instruments, commonly referred to as “high yield securities” or “junk bonds,” are considered speculative with respect to the issuer’s continuing ability to meet principal and interest payments and will involve greater risk of principal and income, including the possibility of default or bankruptcy of the issuers of such instruments, and may involve greater volatility of prices, especially during periods of economic uncertainty or change, than higher quality debt instruments. These below investment grade quality debt instruments generally tend to reflect economic changes and the outlook for economic growth, short-term corporate and industry developments and the market’s perception of their credit quality to a greater extent than higher quality debt instruments, which react primarily to fluctuations in the general level of interest rates, although these below investment grade quality debt instruments are also affected by changes in interest rates. In the past, economic downturns or an increase in interest rates have, under certain circumstances, resulted in a higher incidence of default by the issuers of these instruments and may do so in the future, especially in the case of highly leveraged issuers. The prices for these instruments may be affected by legislative and regulatory developments. The market for these below investment grade quality debt instruments may be less liquid than the market for investment grade debt instruments. Furthermore, the liquidity of these below investment grade quality debt instruments may be affected by the market’s perception of their credit quality.

Instruments in the lowest tier of investment grade debt instruments have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments and involve the risks described above to a greater degree than in the case of higher grade securities.

Borrowing. The Fund may borrow money from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) or in connection with engaging in transactions considered by the SEC to constitute a form of borrowing under the Investment Company Act of 1940 (e.g., reverse repurchase agreements) to the extent permitted by the Fund’s investment objectives and policies. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage and may cause a Fund to liquidate investments when it would not otherwise do so.  Money borrowed will be subject to interest charges and may be subject to other fees or requirements which would increase the cost of borrowing above the stated interest rate.

Business Continuity.  MFS has developed a Business Continuity Program (the “Program”) that is designed to minimize the disruption of normal business operations in the event of an adverse incident impacting MFS, its affiliates, or the Fund.  While MFS believes that the Program is comprehensive and should enable it to reestablish normal business operations in a timely manner in the event of an adverse incident, there are inherent limitations in such programs (including the possibility that contingencies have not been anticipated and procedures do not work as intended) and under some circumstances, MFS, its affiliates, and any vendors used by MFS, its affiliates, or the Fund could be prevented or hindered from providing services to the Fund for extended periods of time. These circumstances may include, without limitation, acts of God, acts of governments, any act of declared or undeclared war or of a public enemy (including acts of terrorism), power shortages or failures, utility or communication failure or delays, labor disputes, strikes, shortages, supply shortages, system failures or malfunctions.  The Fund’s ability to recover any losses or expenses it incurs as a result of a disruption of business operations may be limited by the liability, standard of care, and related provisions in its contractual arrangements with MFS and other service providers.

Commodity Pool Operator Regulation.  A notice has been filed with the National Futures Association (NFA) claiming an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission (CFTC) promulgated thereunder with respect to the Fund. As a result, MFS, as adviser to the Fund, is not currently subject to registration or regulation as a CPO with respect to the Fund. However, if in the future a Fund is no longer eligible for this exclusion, the notice claiming exclusion from the definition of a CPO would be withdrawn, and MFS, as adviser to such Fund, would be subject to regulation as a CPO with respect to such Fund.

Commodity-Related Investments. Commodity-related investments include futures, options, options on futures, swaps, structured securities, securities of other investment companies, grantor trusts, commodity-linked notes, and hybrid instruments whose values are related to commodities or commodity contracts. The value of commodity-related investments can be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, changes in storage costs, embargoes, tariffs, policies of commodity cartels, and international market, economic, industry, political, and regulatory developments. The value of commodity-related investments can be more volatile than the value of traditional securities.

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Convertible Securities. Convertible securities are bonds, debentures, notes, or other securities that may be converted into or exchanged for (by the holder or by the issuer) shares of stock (or cash or other securities of equivalent value) of the same or a different issuer at a stated exchange ratio. Convertible securities are senior to common stock in a corporation’s capital structure, but are usually subordinated to senior debt obligations of the issuer. A convertible security provides holders, through its conversion feature, an opportunity to participate in increases in the market price of their underlying securities. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, a convertible security generally sells at a price above its “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of a convertible security will vary over time generally depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stock declines in value, a convertible security will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. In general, a convertible security performs more like a stock when the conversion value exceeds the value of the convertible security without the conversion feature and more like a debt instrument when its conversion value is less than the value of the convertible security without the conversion feature.  However, a security that is convertible other than at the option of the holder generally does not limit the potential for loss to the same extent as a security convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible security may also be expected to increase. At the same time, however, the difference between the market value of a convertible security and its conversion value will narrow, which means that the value of a convertible security will generally not increase to the same extent as the value of the underlying common stock. Because a convertible security may also be interest-rate sensitive, its value may increase as interest rates fall and decrease as interest rates rise. A convertible security is also subject to credit risk, and is often a lower-quality security.

A contingent convertible or contingent capital security is a type of hybrid security that is intended to either convert into an equity security or have its principal written down or written off upon the occurrence of certain trigger events.  An automatic write down, write off, or conversion event will typically be triggered by a reduction in the issuer’s capital level or an action by the issuer’s regulator, but may also be triggered by other factors.  Due to the contingent write down, write off, or conversion feature, a contingent convertible security may have a greater risk of principal loss than other securities in times of financial stress.   If the trigger level is breached, the value of the contingent convertible security may decrease to zero with no opportunity for an increase in value even if the issuer continues to operate.

Counterparties and Third Parties:  Transactions involving a counterparty other than the issuer of the instrument, including clearing organizations, or a third party responsible for servicing the instrument or effecting the transaction, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction. In addition, fund assets held by a custodian or other third party are subject to the credit risk of the custodian or other third party, and to the custodian’s or third party’s ability or willingness to perform in accordance with the terms of the arrangement. If such a counterparty, custodian, or other third party becomes insolvent or declares bankruptcy, the fund may be limited in its ability to exercise rights to obtain the return of fund assets or in exercising other rights against the counterparty or third party. In addition, bankruptcy and liquidation proceedings take time to resolve, which can limit or preclude a fund’s ability to exercise its rights, including terminating an arrangement or transaction or obtaining fund assets in a timely manner. Counterparties and third parties located outside the United States may involve greater risk of loss or delay in the event of insolvency or bankruptcy.

Country Location. The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: (a) the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; (e) the issuer has 50% or more of its assets in that country; or (f) the issuer is included in an index which is representative of that country. For purposes of determining if a security or other investment is considered a foreign security, revenues from goods sold or services performed in all countries other than the United States and assets in all countries other than the United States may be aggregated.  For purposes of determining if a security or other investment is considered an emerging market security, revenues from goods sold or services performed in all emerging market countries and assets in all emerging market countries may be aggregated.

Cyber Security.  The Fund does not directly have any operational or security systems or infrastructure that are potentially subject to cyber security risks, but the Fund is exposed through its service providers (including MFS, MFD, the custodian, the auditor, MFSC, financial intermediaries, and subadvisor (if applicable)), to cyber security risks. With the increased use of technologies, such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund’s service providers are susceptible to operational and information security risks that could result in losses to the Fund and its shareholders. Cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through system-wide “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or Web sites rendering them unavailable. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber security failures or breaches resulting from the Fund’s service providers or the issuers of securities in which the Fund invests may negatively impact the value of the Fund’s investments and cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the Fund to process transactions, the inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund may incur incremental costs to prevent cyber incidents in the future which could negatively impact the Fund and its shareholders. While MFS has established business continuity plans and risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been adequately identified. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by service providers, or by issuers in which the Fund invests.

Debt Instruments. Debt instruments represent obligations of corporations, governments, and other entities to repay money borrowed, or other instruments believed to have debt-like characteristics. The issuer or borrower usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the instrument. In addition, because yields vary over time, no specific level of income can ever be assured. Debt instruments generally trade in the over-the-counter market and can be less liquid than other types of investments, particularly during adverse market and economic conditions.  During certain market conditions, debt instruments in some or many segments of the debt market can trade at a negative interest rate; i.e., the price to purchase the debt instrument is more than the present value of expected interest payments and principal due at the maturity of the instrument. Some debt instruments, such as zero coupon bonds or payment-in-kind bonds, do not pay current interest. Other debt instruments, such as certain mortgage-backed and other asset-backed securities, make periodic payments of interest and/or principal. Some debt instruments are partially or fully secured by collateral supporting the payment of interest and principal.  The price of a debt instrument depends, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due. The price of a debt instrument is likely to fall if an issuer or borrower defaults on its obligation to pay principal or interest, if the instrument’s credit rating is downgraded by a credit rating agency, or based on other changes in the financial condition of the issuer or borrower.  The price of a debt instrument changes in response to interest rate changes. Interest rates change in response to the supply and demand for credit, government monetary policy and action, inflation rates, and other factors. In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest. In addition, short-term and long-term interest rates, and interest rates in different countries, do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. The price of an instrument trading at a negative interest rate responds to interest rate changes like other debt instruments; however, an instrument trading at a negative interest rate is expected to produce a negative return if held to maturity.  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.  Certain changes or events, such as political, social, or economic developments, including increasing and negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or a segment of a debt market.  Debt markets may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

See APPENDIX N for a description of ratings.

Depositary Receipts. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository.” Depositary receipts may be sponsored or unsponsored and include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs, EDRs, or GDRs.  In unsponsored programs, the issuer may not be directly involved in the creation of the program. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and may be offered privately in the United States and are generally designed for use in securities markets outside the U.S. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. Depositary receipts denominated in a currency other than the currency of the underlying securities subjects the investors to the currency risk of the depositary receipt and the underlying securities.

With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request.

Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Investments in non-U.S. issuers through ADRs, EDRs, GDRs, and other types of depositary receipts generally involve risks applicable to other types of investments in non-U.S. issuers.  Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market.

Derivatives. Derivatives are financial contracts whose value is based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index. Derivatives often involve a counterparty to the transaction. Derivatives involving a counterparty are subject to the credit risk of the counterparty and to the counterparty’s ability or willingness to perform in accordance with the terms of the derivative. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s). Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. Derivatives can involve leverage. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types. If the value of a derivative does not correlate well with the particular market or other asset class the derivative is intended to provide exposure to, the derivative may not have the effect intended. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments. Legislation and regulation of derivatives in the U.S. and other countries, including asset segregation, margin, clearing, trading and reporting requirements, and leveraging and position limits, may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the Fund to change its use of derivatives, or otherwise adversely affect a Fund’s use of derivatives.

Emerging Market Countries. Investments in emerging market countries may be more volatile than investments in countries with more developed markets.  The risk of expropriation, confiscatory taxation, nationalization and social, political, and economic instability, greater government involvement in the economy, inflation or deflation, currency devaluations, currency exchange rate fluctuations, war, and terrorism may be greater in emerging market countries than countries in developed markets. The economies of emerging market countries may be based on only a few industries, may be vulnerable to changes in trade conditions, and may have large debt burdens and higher inflation rates.

A number of emerging market countries restrict, to varying degrees, foreign investment in securities. Further, some securities may not be available to the Fund because foreign shareholders hold the maximum amount permissible under current law.  Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries and may be subject to currency exchange control restrictions. In addition to withholding taxes on investment income, some emerging market countries may impose different capital gains taxes on foreign investors.

Generally accepted accounting, auditing, and financial reporting practices in emerging market countries may be significantly different from those countries in developed markets, there may be less publicly available information about certain financial instruments, and currency hedging may be unavailable.  Many emerging market countries have less government supervision, regulation, and enforcement of the securities markets and participants in those markets.

The securities markets of emerging market countries may have substantially less trading volume, resulting in a lack of liquidity and high price volatility. There may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries as well as a high concentration of investors and financial intermediaries.

Practices in relation to settlement of securities transactions in emerging market countries involve higher risks than those in developed countries because brokers and counterparties in such countries may be less well-capitalized and custody and registration of assets in some countries may be unreliable.

Emerging market country debt is subject to high risk and may not be rated for creditworthiness by any internationally recognized credit rating organization. The issuer or governmental authority that controls the repayment of an emerging market country’s debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt.  If a government obligor defaults on its obligation, an investor may have limited resources and may not be able to enforce a judgment against a foreign government.

Certain trading structures or protocols in some emerging markets involve the risks described above to a greater degree than in developed markets or even in other emerging markets. For example, certain eligible Chinese securities listed and traded on the Shanghai Stock Exchange (“SSE”) may be invested in through the Hong Kong – Shanghai Stock Connect (“Stock Connect”) program (“Stock Connect Securities”). Stock Connect is a securities trading and clearing program for the establishment of mutual market access between the Stock Exchange of Hong Kong (“SEHK”) and the SSE that commenced operations in November 2014.

Stock Connect is subject to regulations promulgated by regulatory authorities for both the SSE and the SEHK, and further regulations or restrictions, such as trading suspensions, may adversely affect Stock Connect and Stock Connect Securities. There is no guarantee that the systems required to operate Stock Connect will function properly or that both exchanges will continue to support Stock Connect in the future.

While Stock Connect is not subject to individual investment quotas, daily and aggregate purchase quotas apply to the aggregate volume on Stock Connect, which may restrict or preclude investment in Stock Connect Securities. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with the program’s rules, and therefore are subject to liquidity risk.  For example, when the SEHK is closed, investors will not be able to trade Stock Connect Securities at a time when Stock Connect Securities are trading on the SSE.

The Hong Kong Securities Clearing Company Limited (“HKSCC”) acts as nominee for Stock Connect Securities.  As a result, investors will depend upon the cooperation of HKSCC to exercise certain shareholder rights, such as participation in corporate actions or shareholder meetings.  It will not be possible for investors to pursue legal recourse against issuers of Stock Connect Securities without the participation of HKSCC, which is under no obligation to do so. It is currently unclear whether mainland Chinese courts would recognize investors’ beneficial ownership of the Stock Connect Securities in the event HKSCC as nominee holder, or another entity within the ownership structure, were to become insolvent.  This could prevent or delay recovery of investor assets. Investment in Stock Connect Securities may not be covered by the securities investor protection programs of either exchange and, without such protection, would be subject to the risk of default of the investor’s broker.

These and other risks may exist to varying degrees in connection with investments through other trading structures, protocols and platforms in emerging markets.

Equity Securities.  Equity securities represent an ownership interest, or the right to acquire an ownership interest, in a company or other issuer. Different types of equity securities provide different voting and dividend rights and priorities in the event of bankruptcy of the issuer. Equity securities include common stocks, preferred stocks, securities convertible into stocks, depositary receipts for such securities, equity interests in REITs, securities of investment companies, and other similar interests in an issuer.  The price of an equity security fluctuates in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. Prices can decrease significantly in response to these conditions, and these conditions can affect a single issuer, issuers within a broad market sector, industry or geographic region, or the market in general. Different parts of the market and different types of securities can react differently to these conditions. For example, the stocks of growth companies can react differently from the stocks of value companies, and the stocks of large cap companies can react differently from the stocks of small cap companies. Certain changes or events, such as political, social, or economic developments, including increasing or negative interest rates; government or regulatory actions, including the imposition of tariffs or other protectionist actions and changes in fiscal, monetary, or tax policies; natural disasters; terrorist attacks; war; and other geopolitical changes or events, can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or segment of an equity market.  Equity markets may be susceptible to market manipulation or other fraudulent practices which could disrupt the orderly functioning of these markets or adversely affect the value of instruments that trade in such markets.

Floating Rate Certificates. Each holder of a floating rate certificate has the option at specified times to tender its certificate to the issuer or a specified third party acting as agent for the issuer for purchase at the stated amount of the certificate plus accrued interest. Floating rate certificates may be floating or variable rate securities. The issuer or third party agent may be unable to purchase the certificates on the purchase date due to a variety of circumstances, which may result in a loss of value of the certificates.

Foreign Currencies. Changes in currency exchange rates can significantly impact the financial condition of a company or other issuer with exposure to multiple countries. In addition, foreign securities may be denominated in foreign currencies and currencies may be purchased directly. Accordingly, changes in the values of those currencies may have a positive or negative effect on the value of securities denominated in that currency or the value of the currency itself.

While holding currencies permits an investor to take advantage of favorable movements in the applicable exchange rate, this strategy also exposes the investor to risk of loss if exchange rates move in a direction adverse to the investor’s position. Such losses could reduce any profits or increase any losses sustained by the investor from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

The values of other currencies relative to the U.S. dollar may fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, tariffs, and other political or regulatory developments.  Currency values can decrease significantly both in the short term and over the long term in response to these and other developments.

Some foreign countries have managed currencies, which are not free floating against the U.S. dollar. Managed currencies can experience a steep devaluation relative to the U.S. dollar. In addition, certain foreign countries may restrict the free conversion of their currencies into other currencies and certain foreign currencies may not trade outside their local country.

Although foreign currency dealers generally do not charge a fee for foreign currency transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer.

Foreign currency transactions are contracts to purchase or sell foreign currencies for settlement on a future date.  Foreign currency transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date are referred to as deliverable forwards.  Depending on time to settlement and certain other characteristics, certain deliverable forwards can be referred to as “spot” foreign currency transactions.   Foreign currency transactions that do not provide for physical settlement of the two currencies but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and current rate at settlement based upon an agreed upon notional amount are referred to as non-deliverable forwards.  Depending on whether a foreign currency transaction is deemed to be a spot, a deliverable forward or a non-deliverable forward in a particular jurisdiction, the transaction may be subject to no or different regulatory requirements, including but not limited to reporting, margin, clearing and exchange trading or trading on other public facilities.  Numerous regulatory changes related to foreign currency transactions are expected to occur over time and could materially and adversely affect the ability of the Fund to enter into foreign currency transactions or could increase the cost of foreign currency transactions. In the future, certain foreign currency transactions may be required to be subject to initial as well as variation margin requirements.  Foreign currency transactions that are not centrally cleared are subject to the creditworthiness of the counterparty to the foreign currency transaction (usually large commercial banks), and their values may decline substantially if the counterparty’s creditworthiness deteriorates. In a cleared foreign currency transaction, performance of the transaction will be effected by a central clearinghouse rather than by the original counterparty to the transaction. Foreign currency transactions that are centrally cleared will be subject to the creditworthiness of the clearing member and the clearing organization involved in the transaction.

A “settlement hedge” or “transaction hedge” attempts to protect against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a foreign currency transaction for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars “locks in” the U.S. dollar price of the security. Foreign currency transactions to purchase or sell a foreign currency may also be used in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected.

Foreign currency transactions can be used to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if an investor owned securities denominated in pounds sterling, the investor could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge, sometimes referred to as a “position hedge,” would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. An investor could also hedge the position by selling another currency expected to perform similarly to the pound sterling. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Foreign currency transactions can also be used to shift investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to a foreign currency or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

Swap agreements, indexed securities, hybrid securities and options and futures contracts relating to foreign currencies can be used for the same purposes.

Successful use of currency management strategies will depend on MFS’ skill in analyzing currency values. Currency management strategies may increase the volatility of a Fund’s returns and could result in significant losses to a Fund if currencies do not perform as MFS anticipates. For example, if a currency’s value rose at a time when MFS had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If MFS hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if MFS increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that MFS’ use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Markets.  Foreign investments and foreign currencies, as well as any securities issued by U.S. entities with substantial foreign operations, may involve significant risks. Foreign investments involve risks relating to local political, economic, regulatory, or social developments, military action or unrest, or adverse diplomatic developments, and may be affected by actions of U.S. and foreign governments adverse to the interests of U.S. investors. Such actions may include expropriation or nationalization of assets, confiscatory taxation, imposition of tariffs or other economic and trade sanctions, embargoes, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, entering or exiting trade or other intergovernmental agreements, or other government action. The debt instruments of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

Foreign markets, while growing in volume and sophistication, may not be as developed as those in the United States, and securities of some foreign issuers may be less liquid and more volatile than securities of comparable U.S. issuers. Foreign trading, settlement and custodial practices (including those involving settlement where Fund assets may be released prior to receipt of payment) may be less developed than those in U.S. markets, and may result in increased risk or substantial delays in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker-dealer, securities depository, or foreign subcustodian. In addition, the costs associated with foreign investments, including withholding or other taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers may not be bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to U.S. issuers. Adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis. In general, there may be less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States. Over-the-counter markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated. Regulatory enforcement may be influenced by economic or political concerns, and investors may have difficulty enforcing their legal rights in foreign countries.

Some foreign investments impose restrictions on transfer within the United States or to U.S. persons. Although investments subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign investments that are not subject to such restrictions.

On June 23, 2016, the United Kingdom voted via referendum to leave the European Union. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw from the European Union and begin the two year period set out for withdrawal discussions in the Treaty on European Union. However, there is still considerable uncertainty relating to the potential consequences and precise timeframe for the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the European Union.  During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Any further exits from the European Union, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell in the future a specific quantity of an asset, currency, interest rate, index, commodity, instrument or other indicator at a specific price and time. Futures contracts are standardized, exchange-traded contracts and the price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. The value of a futures contract typically fluctuates in correlation with the increase or decrease in the value of the underlying indicator. The buyer of a futures contract enters into an agreement to purchase the underlying indicator on the settlement date and is said to be “long” the contract. The seller of a futures contract enters into an agreement to sell the underlying indicator on the settlement date and is said to be “short” the contract. Futures on indexes and futures not calling for physical delivery of the underlying indicator will be settled through cash payments rather than through delivery of the underlying indicator.

If a fund is the purchaser or seller of a futures contract, the fund is required to deposit “initial margin” with a futures commission merchant (“FCM”) when the futures contract is entered into.  Initial margin is typically calculated as a percentage of the contract’s notional amount. The minimum margin required for a futures contract is set by the exchange on which the contract is traded and may be increased by the FCM during the term of the contract. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.

The risk of loss in trading futures contracts can be substantial, because of the low margin required, the extremely high degree of leverage involved in futures pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (or gain) to the investor, and with respect to certain futures contracts, short futures positions may theoretically result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments equal to the daily change in value of the futures contract. In addition, on the settlement date, an investor in physically settled futures may be required to make delivery of the indicators underlying the futures positions it holds.

Futures can be sold until their last trading dates, or can be closed out by offsetting purchases or sales of futures contracts before then if a liquid market is available. It may not be possible to liquidate or close out a futures contract at any particular time or at an acceptable price and an investor would remain obligated to meet margin requirements until the position is closed. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Futures are subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Foreign futures contracts may not be subject to the same level of regulation as U.S. futures contracts, and foreign futures exchanges may follow trading, settlement, and margin procedures that are different from those for U.S. exchanges. Futures contracts traded outside the U.S. may involve greater risk of loss than U.S. traded contracts, including potentially greater risk of losses due to insolvency of a futures broker, clearing member, clearing house, or other party that may owe margin to a fund.

If MFS attempts to use a futures contract as a hedge against, or as a substitute for, a portfolio investment, the futures position may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid Instruments. Hybrid instruments are generally considered derivatives and combine the elements of swaps, futures contracts, or options with those of debt, preferred equity or a depository instrument. A hybrid instrument may be a debt instrument, preferred stock, warrant, convertible security, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, commodities, indexes, economic factors or other measures, including interest rates, currency exchange rates, or commodities or securities indices, or other indicators.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. An investment in a hybrid instrument may entail significant risks that are not associated with a similar investment in a traditional debt instrument.  The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include the possibility of significant changes in the benchmark(s) or the prices of the underlying indicators to which the instrument is linked. Such risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument, which may not be foreseen by the purchaser, such as economic and political events, the supply and demand profiles of the underlying indicators and interest rate movements. Hybrid instruments may be highly volatile.

Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying asset or indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or indicator may not move in the same direction or at the same time.

Hybrid instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). Leverage risk occurs when the hybrid instrument is structured so that a given change in a benchmark or underlying indicator is multiplied to produce a greater value change in the hybrid instrument, thereby magnifying the risk of loss as well as the potential for gain.

If MFS attempts to use a hybrid instrument as a hedge against, or as a substitute for, a portfolio investment, the hybrid instrument may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving hybrid instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Hybrid instruments may also carry liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments. Under certain conditions, the redemption value of such an investment could be zero. In addition, hybrid instruments are subject to the creditworthiness of the issuer of the hybrid instrument, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Hybrid instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures, options, and swaps by and to U.S. persons, the SEC, which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Inflation-Indexed Bonds. Inflation-indexed bonds are debt instruments whose principal and/or interest value are adjusted periodically according to a rate of inflation (usually a consumer price index). Two structures are most common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.

U.S. Treasury Inflation Protected Securities (“TIPS”) currently are issued with maturities of five, ten, or thirty years, although it is possible that securities with other maturities will be issued in the future. The principal amount of TIPS adjusts for inflation, although the inflation-adjusted principal is not paid until maturity. Semiannual coupon payments are determined as a fixed percentage of the inflation-adjusted principal at the time the payment is made.

If the rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or at the par amount at original issue. If an inflation-indexed bond does not provide a guarantee of principal at maturity, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. For example, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would likely decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates would likely rise, leading to a decrease in value of inflation-indexed bonds.

While these securities, if held to maturity, are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If nominal interest rates rise due to reasons other than inflation (for example, due to an expansion of non-inflationary economic activity), investors in these securities may not be protected to the extent that the increase in rates is not reflected in the bond’s inflation measure.

The inflation adjustment of TIPS is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of price changes in the cost of living, made up of components such as housing, food, transportation, and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

Interfund Borrowing and Lending Program.  Pursuant to an exemptive order issued by the SEC, the Fund may borrow money from and/or lend money to other Funds advised by MFS and for which MFD acts as the principal underwriter.  Any loans under the program will be set at an interest rate that is the average of the highest rate available to a lending MFS Fund from an investment in overnight repurchase agreements and the approximate lowest rate at which bank short-term loans would be available to a borrowing MFS Fund.  A borrowing MFS Fund may have to borrow from a bank at a higher rate if an interfund loan is called or not renewed.  Any delay in repayment of an interfund borrowing to a lending MFS Fund could result in lost investment opportunities or borrowing costs.

Lending. The Fund may not lend any security or make any other loan, if as a result, more than 33 1/3% of its total assets would be lent to other parties. This limitation does not apply to the purchase of debt instruments, money market instruments, repurchase agreements, loans, or other direct indebtedness.

Lending of Portfolio Securities. Portfolio securities may be lent to approved entities, including banks, broker/dealers and their affiliates, and would be required to be secured by collateral in cash, an irrevocable letter of credit, or U.S. Government securities maintained on a current basis at an amount generally at least equal to the market value of the securities loaned. When one party lends portfolio securities to another party, the lender has the right to call the loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the borrower pays the lender an amount equal to any interest or dividends received on the securities loaned. The lender also receives a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower (if the collateral is in the form of cash). The lender does not, however, have the right to vote any securities having voting rights during the existence of the loan, but it can call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment; however, it is sometimes not feasible, particularly in the case of foreign securities, to recall the securities in time to vote the shares. The Fund’s performance will continue to reflect changes in the value of the securities loaned and will also reflect the receipt of interest, through investment of cash collateral by the Fund or a fee. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the lender may not be able to recover the securities loaned or gain access to the collateral. These delays and costs could be greater for foreign securities. If the lender is not able to recover the securities loaned, the lender may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment and related transaction costs by the time the replacement investment is purchased. The Fund bears the risk of any investment loss from cash received as collateral that is invested in other eligible securities, including shares of a money market fund. The Fund engages securities lending agents to arrange loans of the portfolio securities.  The Fund pays a fee to such agents.

Services provided by the securities lending agents include locating borrowers; evaluating the initial and ongoing creditworthiness of borrowers; determining and monitoring the value of loaned securities and collateral; monitoring collateral requirements and collecting additional collateral as necessary; collateral transfer; cash collateral management; negotiation of loan terms; selection of securities to be loaned; recordkeeping and reporting; monitoring lending restrictions; monitoring for loan position modifications due to corporate actions; monitoring distribution activity and delivering any distributions from securities on loan; monitoring proxy votes related to U.S. loaned securities; and arranging for the return of loaned securities at loan termination or as otherwise required.

Income and fees related to securities lending activities for the Fund’s most recent fiscal year are set forth in APPENDIX O.

Leveraging. Certain transactions and investment strategies, including when-issued, delayed-delivery, and forward commitment purchases, mortgage dollar rolls, and some derivatives, can result in leverage. Leverage involves investment exposure in an amount exceeding the initial investment. In transactions involving leverage, a relatively small change in an underlying indicator can lead to significantly larger losses to the Fund. Leverage can cause increased volatility by magnifying gains or losses.

Liquidity. Certain investments and types of investments are subject to restrictions on resale, may trade in the over-the-counter market, or may not have an active trading market due to adverse market, economic, industry, political, regulatory, geopolitical and other conditions, including investors trying to sell large quantities of a particular investment or type of investment, or lack of market makers or other buyers for a particular investment or type of investment. At times, all or a significant portion of a market may not have an active trading market. Without an active trading market where frequent and large purchase and sale transactions of a security occur without significantly affecting the price of that security, it may be difficult to value and not possible to sell these investments and the Fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Loans and Other Direct Indebtedness. Loans and other direct indebtedness are interests in amounts owed by corporations, governmental or other borrowers to lenders or lending syndicates (loans and loan participations), to suppliers of goods and services (trade claims and other receivables), or to other parties. Some loans may be unsecured in part or in full. Loans may be in default at the time of purchase. Loans that are fully secured should protect the purchaser to a greater extent than unsecured loans in the event of nonpayment of scheduled interest or principal. However, there can be no assurance that the liquidation of collateral acquired in connection with the default of a secured loan would satisfy the borrower’s obligation, or that such collateral could be liquidated.

Loans generally are made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs or other corporate activities. Such loans typically are originated, negotiated and structured by a syndicate of lenders represented by an agent lender that has negotiated and structured the loan and that is responsible for collecting interest and principal payments and other amounts due on behalf of all of the lenders in the syndicate, and for enforcing the lenders’ rights against the borrower. Typically, the agent is given broad discretion in monitoring the borrower’s performance and is obligated to use the same care it would use in the management of its own property. Upon an event of default, the agent typically will enforce the loan agreement after instruction from the lenders. The borrower compensates the agent for these services. This compensation may include special fees paid when the loan is structured or funded and other fees paid on a continuing basis. The typical practice of an agent or a lender to rely exclusively or primarily on reports from the borrower involves a risk of fraud by the borrower.

If an agent becomes insolvent, or has a receiver, conservator or similar official appointed for it by an appropriate authority, or if it becomes a debtor in a bankruptcy proceeding, the agent’s appointment may be terminated, and a successor agent typically may be appointed by the lenders. If an appropriate authority determines that assets held by the agent for the benefit of lenders or purchasers of loans are subject to the claims of the agent’s general or secured creditors, then such lenders or purchasers might incur certain costs and delays in realizing payment on a loan or suffer a loss of principal and/or interest. Furthermore, in the event of the borrower’s bankruptcy or insolvency, the borrower’s obligation to repay a loan may be subject to certain defenses that the borrower can assert as a result of improper conduct by the agent.

Loans may be acquired by participating directly in a lending syndicate as a lender. Alternatively, loans or an interest in loans may be acquired by novation, by assignment or by participation from members of the lending syndicate or from other participants. In a novation or an assignment, the acquirer assumes all of the rights of the lender in the loan or of the participant in the participants’ portion of the loan and, in the case of a novation or an assignment from a member of the lending syndicate, becomes a party of record with respect to the loan. In a participation, the acquirer purchases a portion of the lender’s or the participants’ interest in the loan, but has no direct contractual relationship with the borrower. An investment in a loan by participation gives rise to several risks. The acquirer must rely on another party not only for the enforcement of the acquirer’s rights against the borrower, but also for the receipt and processing of principal, interest or other payments due under the loan and may be subject to the credit risk of the other party in addition to the borrower. The acquirer may be subject to delays, expenses, and risks that are greater than those that would be involved if the acquirer could enforce its rights directly against the borrower. In addition, under the terms of a participation agreement, the acquirer may be regarded as a creditor of the seller of the participation interest (rather than of the borrower), so that the acquirer also may be subject to the risk that such seller could become insolvent. A participation agreement also may limit the rights of the acquirer to vote on changes that may be made to the underlying loan agreement, such as waiving a breach of a covenant.

Direct indebtedness includes trade or other claims against companies, which generally represent monies owed by such companies to suppliers of goods or services. Such claims may be purchased when such companies are in default.

The ability to receive payments of principal and interest on loans and other direct indebtedness will depend primarily on the financial condition of the borrower. Because an acquirer may be required to rely on another party to collect and to pass on to it amounts payable with respect to the loan or other direct indebtedness and to enforce the acquirer’s rights under the loan or other direct indebtedness, an insolvency, bankruptcy or reorganization of such other party may delay or prevent the acquirer from receiving such amounts. The highly leveraged nature of many loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions.

Revolving credit facilities and other standby financing commitments obligate the purchaser to fund additional cash on a certain date or on demand. A revolving credit facility differs from other types of financing commitments in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. These commitments may have the effect of requiring a purchaser to increase its investment in a company at a time when the purchaser might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid).

Historically, loans normally have not been registered with the SEC or any state securities commission or listed on any securities exchange. As a result, the amount of public information available about a specific loan historically has been less extensive than if the loan were registered or exchange traded. Loans may also not be considered “securities,” and purchasers may not be entitled to rely on the anti-fraud and other protections of the federal securities laws.

Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans currently are not listed on any securities exchange or automatic quotation system. As a result, no active market may exist for some floating rate loans, and to the extent a secondary market exists for other floating rate loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Additionally, the supply of floating rate loans may be limited from time to time due to a lack of sellers in the market for existing floating rate loans or to the number of new floating rate loans currently being issued. As a result, the floating rate loans available for purchase may be of lower quality or may have higher prices.

With respect to its management of investments in bank loans, MFS will normally seek to avoid receiving material, non-public information (“MNPI”) about the issuers of bank loans being considered for acquisition by the Fund or held by the Fund. In many instances, borrowers may offer to furnish MNPI to prospective investors, and to holders, of the issuer’s loans. MFS’ decision not to receive MNPI may place MFS at a disadvantage relative to other investors in loans (which could have an adverse effect on the prices the Fund pays or receives when buying or selling loans). Also, in instances where holders of loans are asked to grant amendments, waivers or consent, MFS’ ability to assess their significance or desirability may be adversely affected. For these and other reasons, it is possible that MFS’ decision not to receive MNPI under normal circumstances could adversely affect the Fund’s investment performance.

Notwithstanding its intention generally not to receive MNPI with respect to its management of investments in loans, MFS may from time to time come into possession of MNPI about the issuers of loans that may be held by the Fund. Possession of such information may in some instances occur despite MFS’ efforts to avoid such possession, but in other instances MFS may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, MFS’ ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on MFS’ ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

Master Limited Partnerships.  Master limited partnerships are limited partnerships in which ownership interests are publicly traded.  Master limited partnerships typically own interests in properties or businesses related to the oil and gas industries, although they may own other types of investments.  Investments in master limited partnerships are subject to similar risks to those associated with the specific industry or industry in which the partnership invests, such as the risk of investing in the real estate or oil and gas industries.  In addition, investments in master limited partnerships are subject to the risks of investing in a partnership, including limited control and voting rights on matters affecting the partnership and fewer investor protections compared to corporations.

MFS Funds-of-Funds Conflict of Interest Risk. In managing MFS Fund-of-Funds and underlying funds, MFS is subject to conflicts of interest in selecting and substituting underlying funds for which it is the adviser (e.g., because the management fees paid by some underlying funds are higher than the management fees paid by other underlying funds), and, more generally, in fulfilling its obligations with respect to both the MFS Fund-of-Funds and the underlying funds. However, MFS is legally obligated to act in the best interests of both the MFS Fund-of-Funds and the underlying funds.

Money Market Instruments. Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Unlike some other debt obligations, commercial paper is typically unsecured. Commercial paper may be issued as an asset-backed security.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying mortgages and the terms of the mortgage-backed security. In addition, tax or other regulatory changes may adversely affect the mortgage-backed securities market as a whole. Mortgage-backed securities are backed by different types of mortgages, including commercial and residential properties and reverse mortgages. Investments in mortgage-backed securities are impacted by the industry, sector, and geographic region of the underlying mortgages. Mortgage-backed securities include various types of securities such as pass-throughs, stripped mortgage-backed securities, and collateralized mortgage obligations. There are a wide variety of mortgage types underlying these securities, including mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage-backed securities represent interests in pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), and by private issuers, such as commercial banks, savings and loan institutions and mortgage companies. Government mortgage-backed securities are backed by the full faith and credit of the United States as to payment of principal and interest. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers of government-related mortgage-backed securities include FNMA and FHLMC. FNMA is a congressionally chartered corporation subject to general regulation by the Secretary of Housing and Urban Development.

Securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a stockholder-owned government-sponsored enterprise established by Congress. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and principal by FHLMC.

Private mortgage-backed securities represent interest in pools consisting of residential or commercial mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage companies. Private mortgage-backed securities may be subject to greater credit risk and be more volatile than government or government-related mortgage-backed securities. In addition, private mortgage-backed securities may be less liquid than government or government-related mortgage-backed securities.

Private, government, or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above.  Interests in pools of mortgage-related securities differ from other forms of debt instruments, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates.  Instead, these securities typically provide a monthly payment which consists of both interest and principal payments.  In effect, these payments generally are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial loans, net of any fees paid to the issuer or guarantor of such securities.  Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred.

Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors, including interest rates, general economic conditions, the location of the mortgaged property, the age of the mortgage or the location and age of other underlying obligations, regulatory requirements, and other social and demographic conditions. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool is difficult to predict. The rate of principal payments for a reverse mortgage-backed security depends on a variety of economic, geographic, social, and other factors, including interest rates and borrower mortality. Reverse mortgage-backed securities may respond differently to economic, geographic, social, and other factors than other mortgage-backed securities. A Fund’s ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. government securities, mortgage-backed securities, and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities typically have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by residential or commercial loan mortgages or mortgage pass-through securities. The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a “tranche.” The CMO structure enables the issuer to direct the principal and interest cash flow generated by the collateral of the different tranches in a prescribed manner in order to meet different investment objectives. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The “fastest-pay” tranches of bonds, as specified in the Prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the Prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate, and long final maturities, as well as varied expected average lives and risk characteristics. Other structures include floating rate CMOs, parallel pay CMOs, planned amortization classes, accrual bonds and CMO residuals. These structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.

A primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life, and prices of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities. The value of CMOs collateralized by commercial mortgages or commercial mortgage pass-through securities depend on the cash flow and volatility of the commercial loans, the volatility and reliability of cash flows associated with the commercial properties; the type, quality, and competitiveness of the commercial properties; the experience, reputation and capital resources of the borrower and the manager; the location of the commercial properties; the quality of the tenants; and the terms of the loan agreements.

Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBSs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks, and special purpose entities formed or sponsored by any of the foregoing.  SMBSs may be less liquid than other types of mortgage-backed securities.

SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup some or all of its initial investment in these securities, even if the security is in one of the highest rating categories. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.

Mortgage “Dollar Roll” Transactions. In mortgage “dollar roll” transactions, the investor sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the investor foregoes principal and interest paid on the mortgage-backed securities. The lost interest is compensated by the difference between the current sales price and the lower price for the future purchase (often referred to as the “drop”) as well as by the interest earned on, and gains from, the investment of the cash proceeds of the initial sale. A commitment fee may also be received for participation in such transaction.

If the income and capital gains from the investment of the cash from the initial sale do not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will result in a lower return than would have been realized without the use of the dollar rolls. Dollar roll transactions involve the risk that the market value of the securities that are required to be purchased in the future may decline below the agreed upon repurchase price of those securities. If the party to whom the securities are sold becomes insolvent, the right to purchase or repurchase securities may be restricted. Successful use of mortgage dollar rolls may depend upon the investor’s ability to correctly predict interest rates and prepayments.

A dollar roll can be viewed as a borrowing.  If a Fund makes additional investments while a dollar roll is outstanding, this may be considered a form of leverage.

Municipal Instruments. Debt obligations or other instruments or participations therein issued by or on behalf of (or that are otherwise treated for federal tax purposes as issued by or an obligation of) states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies or instrumentalities, are known as “municipal instruments.” Generally, interest received on municipal instruments is exempt from federal income tax. The tax-exempt nature of the interest on a municipal instrument is generally the subject of a bond counsel opinion delivered in connection with the issuance of the instrument. There is no assurance that the IRS will agree with bond counsel’s opinion that such interest is tax-exempt or that the interest payments on such municipal instruments will continue to be tax exempt for the life of the municipal instrument. Issuers or other parties generally enter into covenants requiring continuing compliance with federal tax requirements to preserve the tax-free status of interest payments over the life of the municipal instrument. If at any time the covenants are not complied with, or if the IRS otherwise determines that the issuer did not comply with relevant tax requirements, interest payments from a municipal instrument could become federally taxable, possibly retroactively to the date the municipal instrument was issued and an investor may need to file an amended income tax return. Certain types of structured securities are designed so that tax exempt interest from municipal instruments held by the underlying entity will pass through to the holders of the structured security. There is no assurance that the IRS will agree that such interest is tax exempt.

From time to time, proposals have been introduced before Congress and state legislatures to restrict or eliminate the federal and state income tax exemption for interest on municipal instruments.  Similar proposals may be introduced in the future.  Such legislation or court or tax rulings that eliminate or cap the federal and/or state deduction of interest from municipal instruments could adversely affect the price of municipal instruments and the interest paid by the municipal instruments, and may restrict or eliminate the ability of certain Funds to achieve its respective investment objective.

The value of municipal instruments can be affected by changes in their actual or perceived credit quality.  The credit quality and ability to pay principal and interest when due of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued.  Municipal instruments generally trade in the over-the-counter market. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded.

General obligation bonds are backed by the issuer’s pledge of its full faith and credit and taxing power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, territories, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited. Additionally, there may be limits as to the rate or amount of special assessments or taxes that can be levied to meet these obligations.

Some general obligation bonds are backed by both a pledge of a specific revenue source, such as a special assessment or tax and an issuer’s pledge of its full faith and credit and taxing power. Debt service from these general obligation bonds is typically paid first from the specific revenue source and second, if the specific revenue source is insufficient, from the general taxing power.

Revenue bonds are generally backed by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source, such as a state’s or local government’s proportionate share of the payments from the Tobacco Master Settlement Agreement. Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Industrial development bonds, a type of revenue bond, are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for a variety of purposes, including economic development, solid waste disposal, transportation, and pollution control. Although the principal security for revenue bonds is typically the revenues of the specific facility, project, company or system, many revenue bonds are secured by additional collateral in the form of a mortgage on the real estate comprising a specific facility, project or system, a lien on receivables and personal property, as well as the pledge of various reserve funds available to fund debt service, working capital, capital expenditures or other needs. Net revenues and other security pledged may be insufficient to pay principal and interest due which will cause the price of the bonds to decline. In some cases, revenue bonds issued by an authority are backed by a revenue stream unrelated to the issuer, such as a hotel occupancy tax, a sales tax, or a special assessment. In these cases, the ability of the authority to pay debt service is solely dependent on the revenue stream generated by the special tax. Furthermore, the taxes supporting such issues may be subject to legal limitations as to rate or amount.

Municipal insurance policies typically insure, subject to the satisfaction of the policy conditions and certain other restrictions, timely and scheduled payment of all principal and interest due on the underlying municipal instruments. Municipal insurance does not insure against market fluctuations which affect the price of a security.

The insurance may be obtained by either (i) the issuer at the time the municipal instrument is issued, commonly referred to as primary market insurance, or (ii) another party after the municipal instrument has been issued, commonly referred to as secondary market insurance.

The value of a municipal insurance policy is dependent on the credit quality and financial strength of the issuer providing such insurance and its ability to fulfill its claims-paying obligations. As a result of ratings downgrades and withdrawals from the municipal insurance business, some municipal insurance policies may have little or no value.

Education. In general, there are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, charter schools and private schools, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funding or to fund construction and other projects which benefit the educational institution are subject to many risks, including the risks of unanticipated revenue decline, primarily the result of decreasing student enrollment, decreasing state and federal funding, or a change in general economic conditions. Additionally, higher than anticipated costs associated with salaries, utilities, insurance or other general expenses could impair the ability of a borrower to make annual debt service payments. Charter schools are subject to the additional risk that the contract (or charter) may be revoked for failure to meet academic or fiscal management standards, safety or health-related issues, or other reasons. Student loan revenue bonds are generally offered by state (or substate) authorities or commissions and are primarily backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the United States Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students which may be supported by reserves or other forms of credit enhancement. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, unemployment rates, the trust’s overall ability to generate excess spread, and loan modifications. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement, bankruptcy protection for student loan borrowers, and continued federal interest and other program subsidies currently in effect.

Electric Utilities. The electric utilities industry is highly regulated at both the state and federal level. There are generally two types of electric utilities: municipal owned and investor owned. Municipal owned utilities typically benefit from a monopoly position and self-imposed rates, whereas investor owned utilities are typically subject to state and federal oversight for rates and/or subject to competition. Regardless of type, risks include: (a) the availability and cost of fuel, (b) the availability and cost of capital, (c) the effects on demand from economic conditions, (d) the effects of conservation on energy demand, (e) the effects of rapidly changing environmental, safety, and licensing requirements, and other federal, state, and local regulations, (f) timely and sufficient rate increases allowing for reasonable cost recovery including growing retiree obligations and changing fuel prices, (g) maintenance of existing assets and (h) timely and efficient construction of new assets including those to meet renewable energy mandates.

Health Care. The health care industry includes providers such as hospitals, nursing homes, retirement communities, and community health organizations.  It is subject to regulatory action by a number of governmental agencies at the federal, state, and local level. A major source of revenues for the health care industry is payments from the Medicare and Medicaid programs. As a result, the industry is sensitive to legislative changes and reductions in governmental spending for such programs. A second major source of revenues for the health care industry is payments from private insurance companies and health maintenance organizations. As such, any changes to and reductions in reimbursement rates from these entities for services provided could be detrimental to the revenues of the providers. Numerous other factors may affect the industry, such as general and local economic conditions; the real estate market; demand for services; expenses (including for example, labor, malpractice insurance premiums and pharmaceutical products); and competition among health care providers. In the future, the following factors may adversely affect health care facility operations: national health reform legislation or proposed legislation; other state or local health care reform measures; medical and technological advances which dramatically alter the need for health services or the way in which such services are delivered; changes in medical coverage which alter the traditional fee-for-service revenue stream; and efforts by employers, insurers, and governmental agencies to reduce the costs of health insurance and health care services.

Housing. Housing revenue bonds typically are issued by a state, county, or local housing authority and are secured by mortgage loan repayments. The proceeds of these bonds may be used to make mortgage loans for single-family housing, multi-family housing, or a combination of the two. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer, during the origination period. Moreover, such housing revenue bonds depend for their repayment upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued, and is negatively impacted by an increase of the rate of mortgage defaults. Any difference in the actual cash flow from such mortgages from the assumed cash flow could have an adverse impact upon the ability of the issuer to make scheduled payments of principal and interest on the bonds, or could result in early retirement of the bonds. Additionally, the scheduled payments of principal and interest depend in part upon reserve funds established from the proceeds of the bonds, assuming certain rates of return on investment of such reserve funds. If the assumed rates of return are not realized because of changes in interest rate levels or for other reasons, the actual cash flow for scheduled payments of principal and interest on the bonds may be inadequate. The financing of housing projects is affected by a variety of factors, including general economic conditions, interest rates, and real estate prices, which may impact the borrower’s ability to pay debt service and may impair the value of the collateral securing the bonds, if any. Some authorities provide additional security for the bonds in the form of insurance, subsidies (federal, state, or local), additional collateral, or state pledges (without obligation) to make up deficiencies.  With respect to multi-family housing, additional risk factors include satisfactory completion of construction within cost constraints, the achievement and maintenance of a sufficient level of occupancy, sound management of the developments, timely and adequate increases in rents to cover increases in operating expenses, including taxes, utility rates and maintenance costs, changes in applicable laws and governmental regulations and social and economic trends. With respect to single family housing, additional risk factors include the additional credit risk of first-time homebuyers with lower incomes and mortgages with little or no equity.

Prepaid Gas Bonds.  Payment of principal and interest on prepaid gas bonds is subject to the key risk that the gas supplier fails to provide the natural gas as agreed over the life of the contract between the gas supplier and the municipal utility.  The gas supplier’s obligation to provide the natural gas is guaranteed by a financial institution and therefore the credit quality of this financial institution is an important factor in the credit quality and value of the bonds.  Additional risks include the willingness and ability of the municipal utilities to purchase the gas when delivered.  Failure to do so, among other things, could result in the bond being called.

Tender Option Bonds. A tender option bond is a common way of referring to the two classes of certificates issued by a special purpose trust into which municipal instruments are deposited. The first class, the floating rate certificates, pays an interest rate that is typically reset weekly based on a specified index.  The second class, the inverse floating rate certificates, pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floating rate certificates, after expenses. A remarketing agent for the trust is required to attempt to re-sell any tendered floating rate certificates to new investors for the purchase price (the stated amount of the floating rate certificates plus accrued interest). If the remarketing agent is unable to successfully re-sell the tendered floating rate certificates, depending on the structure of the trust, a liquidity provider to the trust may elect to cause the trust to sell the municipal instruments held by the trust in an amount sufficient to purchase any tendered floating rate certificates or may provide a loan to the trust, the proceeds of which will be used to purchase the tendered floating rate certificates.

A tender option bond transaction typically provides for the automatic termination of the trust upon the occurrence of certain adverse events. These events may include, among others, a credit rating downgrade or decrease in the value of the underlying municipal instruments below a specified level, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors floating rate certificates that have been tendered for repurchase. Following such an event, the underlying municipal instruments are generally sold for current market value and the proceeds generally distributed first to holders of the floating rate certificates in an amount equal to the purchase price of their securities and then to the holders of the inverse floating rate certificates. The sale of the underlying municipal instruments following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floating rate certificate.

Both Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act apply to tender option bond programs and have resulted in a new structure so that no banking entity is sponsoring the trust for purposes of the Volcker Rule.  Under the new structure, the Fund, rather than a bank entity, is the sponsor of the trust and undertakes certain responsibilities that previously belonged to the sponsor bank.  Although the Fund may use a third-party service provider to complete some of these additional responsibilities, being the sponsor of the trust may give rise to certain additional risks including compliance, securities law and operational risks.

Inverse floating rate certificates have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floating rate certificates, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floating rate certificate can be considerably more volatile than the value of other debt instruments of comparable maturity and quality. Inverse floating rate certificates incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates.  During periods of rising interest rates, the prices of inverse floating rate certificates will tend to decline more quickly than those of fixed rate instruments. Inverse floating rate certificates may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. In addition, inverse floating rate certificates are subject to the risk that the structure does not work as intended and are subject to the credit risk of any third party service provider and to the third party service provider’s ability or willingness to perform in accordance with the terms of the arrangement.

Transportation. Transportation debt may be issued to finance the construction of airports, toll roads, highways, or other transit facilities. Airport bonds are dependent on the economic conditions of the airport’s service area and may be affected by the business strategies and fortunes of specific airlines. They may also be subject to competition from other airports and modes of transportation. Air traffic generally follows broader economic trends and may be affected by the price and availability of fuel as well as perceived global safety risks. Toll road bonds are also affected by the cost and availability of fuel as well as toll levels, the presence of competing roads and the general economic health of an area. Fuel costs, transportation taxes and fees, and availability of fuel also affect other transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

Tobacco Settlement Revenue Bonds. Tobacco settlement revenue bonds are secured by a single source of revenue —a state or jurisdiction’s proportionate share of periodic payments made by tobacco companies under the Master Settlement Agreement (the “MSA”) entered into by participating cigarette manufacturers, 46 states, and other jurisdictions in November of 1998 in settlement of certain smoking-related litigation. Annual payments on the bonds are dependent on the receipt by the issuer of future settlement payments under the MSA. These annual payments are subject to numerous adjustments. The actual amount of future settlement payments depends on annual domestic cigarette shipments, inflation, market share gains by non-participating cigarette manufacturers, the resolution of disputes between the states and participating tobacco companies regarding diligent enforcement of statutes requiring escrow payments from non-participating manufacturers and other factors. MSA payment adjustments may cause bonds to be repaid faster or slower than originally projected. Tobacco bonds are subject to additional risks, including the risk that a tobacco company defaults on its obligation to make payments to the state or that the MSA or state legislation enacted pursuant to the MSA is void or unenforceable. Cigarette shipments (and therefore MSA payments) will be negatively affected by increased government regulation (such as a ban on menthol cigarettes), price increases above the rate of inflation (including tax increases by federal, state, and local authorities), increased health consciousness by smokers, increases in indoor and outdoor smoking restrictions, and increases in sales of other nicotine delivery devices (such as electronic cigarettes, smoking cessation products and smokeless tobacco).

Water and Sewer. Water and sewer revenue bonds are generally secured by the fees charged to each user of the service. The issuers of water and sewer revenue bonds generally enjoy a monopoly status and latitude in their ability to raise rates. However, lack of water supply due to insufficient rain, run-off, or snow pack can be a concern and has led to past defaults. Further, public resistance to rate increases, declining numbers of customers in a particular locale, costly environmental litigation, and Federal environmental mandates and the associated costs are challenges faced by issuers of water and sewer bonds. Also, water and sewer bonds issued by an enterprise of a municipality in financial distress may not be insulated from the financial insecurity of that municipality.

Municipal Lease Obligations. Municipal lease obligations and participations in municipal leases are undivided interests in a portion of an obligation in the form of a lease or installment purchase or conditional sales contract which is issued by a state, local government, or a municipal financing corporation to acquire land, equipment, and/or facilities (collectively hereinafter referred to as “lease obligations”). Generally, lease obligations do not constitute general obligations of the municipality for which the municipality’s taxing power is pledged. Instead, a lease obligation is ordinarily backed by the municipality’s covenant to budget for, appropriate, and make the payments due under the lease obligation. As a result of this structure, municipal lease obligations are generally not subject to constitutional debt limitations or other statutory requirements that may apply to other municipal securities.

Lease obligations may contain “non-appropriation” clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis. If the municipality does not appropriate in its budget enough to cover the payments on the lease obligation, the lessor may have the right to repossess and relet the property to another party. Depending on the property subject to the lease, the value of the property may not be sufficient to cover the debt.

In addition to the risk of “non-appropriation,” municipal lease securities may not have as liquid a market as conventional municipal bonds. Furthermore, municipal lease obligations generally have the same risk characteristics as Municipal Instruments.

Options. An option is a contract which conveys to the holder of the option the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific amount or value of a particular underlying interest at a specific price (called the “exercise” or “strike” price) at one or more specific times before the option expires. The underlying interest of an option contract can be a security, currency, index, future, swap, commodity, or other type of financial instrument. The seller of an option is called an option writer. The purchase price of an option is called the premium. The potential loss to an option purchaser is limited to the amount of the premium plus transaction costs. This will be the case, for example, if the option is held and not exercised prior to its expiration date.

Options can be traded either through established exchanges (“exchange traded options”) or privately negotiated transactions (over-the-counter or “OTC options”). Exchange traded options are standardized with respect to, among other things, the underlying interest, expiration date, contract size and strike price. The terms of OTC options are generally negotiated by the parties to the option contract which allows the parties greater flexibility in customizing the agreement, but OTC options are generally less liquid than exchange traded options.

All option contracts involve credit risk if the counterparty to the option contract (e.g., the clearing house or OTC counterparty) or the third party effecting the transaction in the case of cleared options (e.g., futures commission merchant or broker/dealer) fails to perform. The credit risk in OTC options that are not cleared is dependent on the credit worthiness of the individual counterparty to the contract and may be greater than the credit risk associated with cleared options.

The purchaser of a put option obtains the right (but not the obligation) to sell a specific amount or value of a particular interest to the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical put option can expect to realize a gain if the price of the underlying interest falls. However, if the underlying interest’s price does not fall enough to offset the cost of purchasing the option, the purchaser of a put option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call option obtains the right (but not the obligation) to purchase a specified amount or value of a particular interest from the option writer at a fixed strike price. In return for this right, the purchaser pays the option premium. The purchaser of a typical call option can expect to realize a gain if the price of the underlying interest rises. However, if the underlying interest’s price does not rise enough to offset the cost of purchasing the option, the buyer of a call option can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

The purchaser of a call or put option may terminate its position by allowing the option to expire, exercising the option or closing out its position by entering into an offsetting option transaction if a liquid market is available. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser would complete the purchase or sale, as applicable, of the underlying interest to the option writer at the strike price.

The writer of a put or call option takes the opposite side of the transaction from the option’s purchaser. In return for receipt of the premium, the writer assumes the obligation to buy or sell (depending on whether the option is a put or a call) a specified amount or value of a particular interest at the strike price if the purchaser of the option chooses to exercise it.

Generally, an option writer sells options with the goal of obtaining the premium paid by the option purchaser. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer’s potential loss is equal to the amount the option is “in-the-money” when the option is exercised offset by the premium received when the option was written. A call option is in-the-money if the value of the underlying interest exceeds the strike price of the option, and so the call option writer’s loss is theoretically unlimited. A put option is in-the-money if the strike price of the option exceeds the value of the underlying interest, and so the put option writer’s loss is limited to the strike price. Generally, any profit realized by an option purchaser represents a loss for the option writer. The writer of an option may seek to terminate a position in the option before exercise by closing out its position by entering into an offsetting option transaction if a liquid market is available. If the market is not liquid for an offsetting option, however, the writer must continue to be prepared to sell or purchase the underlying asset at the strike price while the option is outstanding, regardless of price changes.

The writer of a cleared option is required to deposit initial margin. Additional margin may also be required. The writer of an uncleared option may be required to deposit initial margin and additional margin.

A physical delivery option gives its owner the right to receive physical delivery (if it is a call), or to make physical delivery (if it is a put) of the underlying interest when the option is exercised. A cash-settled option gives its owner the right to receive a cash payment based on the difference between a determined value of the underlying interest at the time the option is exercised and the fixed exercise price of the option. In the case of physically settled options, it may not be possible to terminate the position at any particular time or at an acceptable price. A cash-settled call conveys the right to receive a cash payment if the determined value of the underlying interest at exercise exceeds the exercise price of the option, and a cash-settled put conveys the right to receive a cash payment if the determined value of the underlying interest at exercise is less than the exercise price of the option.

Combination option positions are positions in more than one option at the same time. A spread involves being both the buyer and writer of the same type of option on the same underlying interest but different exercise prices and/or expiration dates. A straddle consists of purchasing or writing both a put and a call on the same underlying interest with the same exercise price and expiration date.

The principal factors affecting the market value of a put or call option include supply and demand, interest rates, the current market price of the underlying interest in relation to the exercise price of the option, the volatility of the underlying interest and the remaining period to the expiration date.

If a trading market in particular options were illiquid, investors in those options would be unable to close out their positions until trading resumes, and option writers may be faced with substantial losses if the value of the underlying interest moves adversely during that time. However, there can be no assurance that a liquid market will exist for any particular options product at any specific time. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity, or even the orderliness of the market for particular options. Exchanges or other facilities on which options are traded may establish limitations on options trading, may order the liquidation of positions in excess of these limitations, or may impose other sanctions that could adversely affect parties to an options transaction.

Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer and is therefore subject to the same risks as other equity securities.  Preferred stock has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, but is junior to the interests of the debt instruments of the issuer. Preferred stock, unlike common stock, often has a stated dividend rate payable from the corporation’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. The level of “auction rate” dividends are reset periodically through an auction process. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the prices of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. The value of preferred stock is sensitive to changes in interest rates and to changes in the issuer’s credit quality.

Real Estate-Related Investments. Investment in real estate-related investments or derivatives whose value is based on real estate related indicators are subject to similar risks to those associated with the direct ownership of real estate and with the real estate industry in general. Real estate-related investments are affected by general, regional, and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations, and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors.

REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The affairs of REITs are managed by the REIT’s sponsor and, as such, the performance of the REIT is dependent on the management skills of the REIT’s sponsor.  REITs are not diversified, and are subject to the risks of financing projects.

REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest most of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest most of their assets in real estate mortgages and derive income from interest payments. An investor will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the expenses paid by the investor.

Equity REITs and similar entities formed under the laws of non-U.S. countries may be affected by changes in the value of the underlying property owned by the trusts. Mortgage REITs and similar entities formed under the laws of non-U.S. countries may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended, interest rates and prepayments of the underlying mortgages. Equity and mortgage REITs are also subject to heavy cash flow dependency, borrower default, and self-liquidation.

Mortgage REITs are also subject to different combinations of prepayment, extension, interest rate and other market risks. The real estate mortgages underlying mortgage REITs are generally subject to a faster rate of principal repayments in a declining interest rate environment and to a slower rate of principal repayments in an increasing interest rate environment.

Hybrid REITs share the characteristics and risks of equity REITs and mortgage REITs.

REITs could be adversely affected by failure to qualify for the favorable tax treatment available to REITS under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended, and similar risks may also apply to securities of entities similar to REITs formed under the laws of non-U.S. countries. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments.

Regulatory Risk.  Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation.  In addition, investments in certain industries, sectors, or countries may also be subject to extensive regulation.  Government regulation may change frequently and may have significant adverse consequences. Economic downturns and political changes can trigger economic, legal, budgetary, tax, and other regulatory changes.  Regulatory changes may change the way a Fund is regulated or the way the Fund’s investments are regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or preclude a Fund’s ability to pursue its investment strategy or achieve its investment objective.

Repurchase Agreements. A repurchase agreement is an agreement under which a buyer would acquire a security for a relatively short period of time (usually not more than a week) subject to the obligation of the seller to repurchase and the buyer to resell such security at a fixed time and price (representing the buyer’s cost plus interest).  The buyer bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the buyer is delayed or prevented from exercising its rights to dispose of the collateral.  This risk includes the risk of procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. If Fund assets and/or collateral is maintained by a third party custodian, the Fund is also subject to the credit risk of the third party custodian.

Restricted Securities. Restricted securities are securities that are subject to legal restrictions on their resale. Difficulty in selling securities may result in a loss or be costly to an investor. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than when it decided to seek registration of the security.

Reverse Repurchase Agreements. In a reverse repurchase agreement, an investor sells securities and receives cash proceeds, subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counterparty to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the investor. Unless the appreciation and income on assets purchased with proceeds from reverse repurchase agreements exceed the costs associated with them, the investor’s performance is lower than it otherwise would have been.  A reverse repurchase agreement can be viewed as a borrowing.  If a Fund makes additional investments with the proceeds while a reverse repurchase agreement is outstanding, this may be considered a form of leverage.

Securities of Other Investment Companies. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, exchange-traded funds, business development companies, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but involve additional expenses at the investment company-level, such as a proportionate share of portfolio management fees and operating expenses. A Fund may invest in other funds advised by MFS. Certain types of investment companies, such as closed-end investment companies and exchange-traded funds, trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value (NAV) per share. Unregistered investment companies are subject to less regulation. The extent to which a Fund can invest in securities of other investment companies is limited by the Investment Company Act of 1940.

Short Sales. A seller may make short sales that are made “against the box” and also those that are not made “against the box.”  A short sale that is not made “against the box” is a transaction in which a party sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the seller must borrow the security to make delivery to the buyer. The seller then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. It may not be possible to liquidate or close out the short sale at any particular time or at an acceptable price. In addition, a seller may need to sell other investments to meet its short sale obligations at a time when it would not otherwise do so. The price at such time may be more or less than the price at which the security was sold by the seller.  Short sales may create leverage, and, to the extent that the seller invests the proceeds from the short sale in other securities, the seller is subject to the risks of the securities purchased with the proceeds in addition to the risks of the securities sold short. Until the security is replaced, the seller is required to repay to the lender of securities any dividends or interest which accrue during the period of the loan. To borrow the security, the seller also may be required to pay a premium, which would increase the cost of the short sale. The seller also will incur transaction costs in effecting short sales.

The seller will incur a loss as a result of the short sale if the price of the security or index increases between the date of the short sale and the date on which the seller replaces the borrowed security. Such loss may be unlimited.  The seller will realize a gain if the price of the security declines between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the seller may be required to pay in connection with a short sale, and transaction costs. The overall benefit to the seller will depend on how the short sale performs relative to the market price of the securities purchased with the proceeds from the short sale.

A seller may also make short sales “against the box,” (i.e., when a security identical to one owned by the seller is borrowed and sold short). If the seller enters into a short sale against the box, it is required to hold securities equivalent in-kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) while the short sale is outstanding. The seller will incur transaction costs, including interest, in connection with opening, maintaining, and closing short sales against the box and will forgo an opportunity for capital appreciation in the security.

Sovereign Debt Obligations. Sovereign debt obligations are issued or guaranteed by governments or their agencies of developed and emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of emerging countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. Any restructuring of sovereign debt obligations will likely have a significant adverse effect on the value of the obligations. There is little legal recourse against sovereign issuers other than what such an issuer may determine to provide.  In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors, including the issuer’s cash flow, the size of its reserves, its access to foreign exchange, and the relative size of its debt service burden to its economy as a whole. Although some sovereign debt is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Structured Securities.  Structured securities (also called “structured notes”) are debt instruments, the interest rate or principal of which is determined by an unrelated indicator.  The value of the principal of and/or interest on structured securities is determined by reference to the value of one or more underlying indicators or the difference between underlying indicators.  Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure or index.  If MFS attempts to use a structured security as a hedge against, or as a substitute for, a portfolio investment, the structured security may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving structured securities can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Structured securities may also be subject to liquidity risk since the instruments are often “customized” to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt instruments.  In addition, because the purchase and sale of structured securities takes place in an over-the-counter market, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. If the counterparty defaults, the other party’s risk of loss consists of the amount of payments that the non-defaulting party is contractually entitled to receive.

Sukuk.  Sukuk are certificates structured to comply with Sharia law and its investment principles.  These certificates usually represent the beneficial ownership interest in a portfolio of eligible existing or future tangible or intangible assets (“underlying assets”).  In a typical sukuk, a special purpose vehicle (“SPV”) issues certificates to investors in exchange for their capital.  The SPV transfers the capital to or for the benefit of the entity that is raising the capital (the “obligor”) in exchange for the underlying assets of the obligor that are held in trust by the SPV.  The obligor is obligated, usually through a series of contracts, to make periodic payments to investors through the SPV over a specified period of time and a final payment to investors through the SPV on a date certain.  Obligors of sukuk include financial institutions and corporations, foreign governments and agencies of foreign governments, including issuers in emerging markets.

Although under Sharia law, sukuk involve the sharing of profits and losses in the underlying asset financed by the investment in the certificates, most sukuk do not provide investors with bona fide legal ownership of the underlying assets, and the periodic and final payments to sukuk investors are not generally linked to the value of the underlying assets.  As a result, most sukuk are considered unsecured obligations whose risks and returns are similar to those of conventional debt instruments.  Investors typically have no direct recourse to the underlying assets and do not have a secured claim against the obligor.  Sukuk investors are subject to the creditworthiness of the obligor, and the obligor may be unwilling or unable to meet its periodic or final payment obligations.  In addition, investors’ ability to pursue and enforce actions with respect to these payment obligations or to otherwise enforce the terms of the sukuk, restructure the sukuk, obtain a judgment in a court of competent jurisdiction, and/or attach assets of the obligor may be limited.  As with conventional debt instruments, sukuk prices change in response to interest rate changes.

The structural complexity of sukuk and the immaturity of the sukuk market, increases the potential risks of investing in sukuk, including operational, legal, and investment risks.  While the sukuk market has grown in recent years, sukuk can be less liquid than other types of investments and it may be difficult at times to invest in or dispose of sukuk.  In addition, evolving interpretations of Sharia law by courts or Islamic scholars on sukuk structures and sukuk transferability, or a determination subsequent to the issuance of the sukuk by some Islamic scholars that certain sukuk do not comply with Sharia law and its investment principles, could have a dramatic adverse effect on the price and liquidity of a particular sukuk or the sukuk market in general.

Swaps.  A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other based on the value of one or more underlying indicators or the difference between underlying indicators. Underlying indicators may include a security or other financial instrument, asset, currency, interest rate, credit rating, commodity, volatility measure, or index. Swaps include “caps,” “floors,” “collars” and options on swaps, or “swaptions.”  A “cap” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the amount by which a specified fixed or floating rate or other indicator exceeds another rate or indicator (multiplied by a notional amount). A “floor” transaction is one in which one party pays a single or periodic fixed amount and the other party pays a floating amount equal to the excess, if any, of a specified rate or other indicator over a different rate or indicator (multiplied by a notional amount). A “collar” transaction is a combination of a cap and a floor in which one party pays the floating amount on the cap and the other party pays the floating amount on the floor. A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into the underlying swap on the agreed-upon terms. Swaps can take many different forms and are known by a variety of names and other types of swaps may be available.

Swaps can be closed out by physical delivery of the underlying indicator(s) or payment of the cash settlement on settlement date, depending on the terms of the particular agreement. For example, in certain credit default swaps on a specific security, in the event of a credit event one party agrees to pay par on the security while the other party agrees to deliver the security. Other swap agreements provide for cash settlement. For example, in a typical interest rate swap, one party agrees to pay a fixed rate of interest determined by reference to a specified interest rate or index multiplied by a specified amount (the “notional amount”), while the other party agrees to pay an amount equal to a floating rate of interest determined by reference to an interest rate or index which is reset periodically and multiplied by the same notional amount. Or for example, in a total return swap, one party agrees to make a series of payments to another party based on the income and price return of the underlying indicator during a specified period, while the other party agrees to make a series of payments calculated by reference to an interest rate or other agreed upon amount.  On each payment date, the obligations of parties are netted against each other, with only the net amount paid by one party to the other.

It may not be possible to close out a swap at any particular time or at an acceptable price. The inability to close swap positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.

Swaps may be entered into for hedging or non-hedging purposes. If MFS attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the swap may not correlate as expected with the portfolio investment, resulting in losses to the Fund. While hedging strategies involving swaps can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments.

Legislation has been enacted that has resulted in and will result in numerous regulatory changes related to swaps, including margin, clearing, trading, and reporting requirements. These regulatory changes are expected to occur over time and could materially and adversely affect the ability of the Fund to buy or sell swaps and increase the cost of swaps. In the future, swaps may be required to be subject to initial as well as variation margin requirements. Initial margin is typically calculated as a percentage of the swap’s notional amount. Additional variation margin will be required based on changes in the daily market value of the swap.

Swaps may also be subject to liquidity risk because it may not be possible to close out the swap prior to settlement date and an investor would remain obligated to meet margin requirements until the swap is closed. In addition, swaps that are not centrally cleared are subject to the creditworthiness of the counterparty to the swap, and their values may decline substantially if the counterparty’s creditworthiness deteriorates. The credit risk in uncleared swaps is dependent on the creditworthiness of the individual counterparty to the swap and may be greater than the credit risk associated with cleared swaps.

In a cleared transaction, performance of the transaction will be effected by a central clearinghouse rather than by the bank or broker that is the Fund’s original counterparty to the transaction. Swaps that are centrally cleared will be subject to the creditworthiness of the FCM(s) and clearing organizations involved in the transaction.

Swaps can provide exposure to a variety of different types of investments or market factors. The most significant factor in the performance of a swap is the change in the underlying price, rate, index level, or other indicator that determines the amount of payments to be made under the arrangement. The risk of loss in trading swaps can be substantial because of the low margin deposits required, the extremely high degree of leverage involved in swaps, and the potential high volatility of the swaps markets. As a result, a relatively small price movement in a swap may result in immediate and substantial loss (or gain) to the investor. Thus, a purchase or sale of a swap may result in unlimited losses. In the event of adverse price movements, an investor would continue to be required to make daily cash payments to maintain its required margin. In addition, for physically settled swaps, on the settlement date an investor may be required to make delivery of the indicators underlying the swaps it holds.

Synthetic Local Access Instruments. Participation notes, market access warrants, and other similarly structured products (collectively, “synthetic local access instruments”) are derivative instruments typically used by foreign investors to obtain exposure to investments in certain markets where direct ownership by foreign investors is restricted or limited by local law. Synthetic local access instruments are generally structured by a local branch of a bank, broker-dealer, or other financial institution to replicate exposure to one or more underlying securities. The holder of a synthetic local access instrument may be entitled to receive any dividends paid in connection with the underlying securities, but usually does not receive voting rights as it would if such holder directly owned the underlying securities.

Synthetic local access instruments also involve risks that are in addition to the risks normally associated with a direct investment in the underlying securities. Synthetic local access instruments represent unsecured, contractual obligations of the banks, broker-dealers, or other financial institutions that issue them and are therefore subject to the credit risk of the issuer and the issuer’s ability or willingness to perform in accordance with the terms of the instrument. Synthetic local access instruments are subject to the liquidity risk of the underlying security as well as the liquidity risk that a limited or no secondary market exists for trading synthetic local access instruments. In addition, the trading price of a synthetic local access instrument, if any, may not equal the value of the underlying securities.

Temporary Defensive Positions. In response to adverse market, economic, industry, political, or other conditions, MFS may depart from its investment strategies for a Fund by temporarily investing for defensive purposes. MFS may invest a significant portion or all of a Fund’s assets in cash (including foreign currency) or cash equivalents, including a money market fund advised by MFS, obligations of banks (including certificates of deposit, bankers’ acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.

U.S. Government Securities.  U.S. Government securities are securities issued or guaranteed as to the payment of principal and interest by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity. Certain U.S. Government securities are not supported as to the payment of principal and interest by the full faith and credit of the U.S. Treasury or the ability to borrow from the U.S. Treasury. Some U.S. Government securities are supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security. U.S. Government securities include mortgage-backed securities and other types of asset-backed securities issued or guaranteed by the U.S. Treasury, by an agency or instrumentality of the U.S. Government, or by a U.S. Government-sponsored entity.

Variable and Floating Rate Securities. Variable and floating rate securities are debt instruments that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that may change with changes to the level of prevailing interest rates or the issuer’s credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions, or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). The market-dependent liquidity features may not operate as intended as a result of the issuer’s declining creditworthiness, adverse market conditions, or other factors or the inability or unwillingness of a participating broker-dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them for an extended period of time or until maturity.

Warrants. Warrants are derivative instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Warrants can be physically or cash settled depending on the terms of the warrant and can be issued by the issuer of the underlying equity security or a third party. Warrants often involve a counterparty to the transaction. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

When-Issued, Delayed-Delivery, and Forward-Commitment Transactions. When-issued, delayed-delivery, and forward-commitment transactions involve a commitment to purchase or sell a specific security at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, payment for the securities is not required until the delivery date. However, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued or delivered as anticipated.  If a Fund makes additional investments while a delayed delivery purchase is outstanding, this may result in a form of leverage.

Zero Coupon Bonds, Deferred Interest Bonds, and Payment-In-Kind Bonds. Zero coupon and deferred interest bonds are debt instruments which are issued at a discount from face value. The discount approximates the total amount of interest the instruments will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the instrument at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind bonds are debt instruments which provide that the issuer may, at its option, pay interest on such instruments in cash or in the form of additional debt instruments. Such instruments may involve greater credit risks and may experience greater volatility than debt instruments which pay interest in cash currently.

APPENDIX K - INVESTMENT RESTRICTIONS

Fundamental investment restrictions cannot be changed without the approval of a Majority Shareholder Vote.  Non-fundamental policies can be changed without shareholder approval.

MFS Core Equity Fund, MFS Mid Cap Growth Fund, MFS New Discovery Fund, MFS Research International Fund, and MFS Value Fund

As fundamental investment restrictions, the Fund:

1.              May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act.

2.              May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3.              May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4.              May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5.              May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6.              May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for fundamental investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

MFS Global Real Estate Fund

As fundamental investment restrictions, the Fund:

1.              May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act.

2.              May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3.              May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4.              May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

As additional fundamental investment restrictions:

5.              Commodity-related investments include futures, options, options on futures, swaps, structured notes, securities of other investment companies, grantor trusts, and hybrid instruments whose values are related to commodities or commodity contracts.

6.              The Fund will invest at least 25% of its total assets in the real estate group of industries.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

2.              Will not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry; provided however that the Fund will invest at least 25% of its total assets in the real estate group of industries.

Except for the Fund’s fundamental investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

MFS Global New Discovery Fund, MFS Low Volatility Equity Fund, and MFS Low Volatility Global Equity Fund, MFS Blended Research Emerging Markets Equity Fund, MFS Blended Research Global Equity Fund, and MFS Blended Research International Equity Fund

As fundamental investment restrictions, the Fund:

1.              May borrow money to the extent not prohibited by applicable law.

2.              May underwrite securities issued by other persons to the extent not prohibited by applicable law.

3.              May issue senior securities to the extent not prohibited by applicable law.

4.              May make loans to the extent not prohibited by applicable law.

5.              May purchase or sell real estate or commodities to the extent not prohibited by applicable law.

6.              May not purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund’s fundamental investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

MFS Technology Fund

As fundamental investment restrictions, the Fund:

1.              May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act.

2.              May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3.              May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4.              May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5.              May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6.              May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund will invest at least 25% of its total assets in the securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund’s fundamental investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party provider.

For purposes of fundamental investment restriction No. 6: (a) MFS considers an issuer to be principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements if at least 50% of any issuer’s assets, income, sales, or profits are committed to, or derived from, such activities, or a third party has given the issuer an industry or sector classification consistent with such activities (“technology issuers”); and (b) MFS is permitted to invest more than 25% of the fund’s assets in technology issuers within a single industry.

MFS U.S. Government Cash Reserve Fund and MFS U.S. Government Money Market Fund

As fundamental investment restrictions, the Fund:

1.              May not borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the “1940 Act”) and exemptive orders granted under such Act.

2.              May not underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security.

3.              May not issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security.

4.              May not make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

5.              May not purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

6.              May not purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by banks or bank holding companies, finance companies or utility companies.

As a non-fundamental policy, the Fund:

1.              Will not invest in illiquid investments if more than 5% of the Fund’s net assets (taken at market value) would be invested in such securities.

Except for the Fund’s fundamental investment restriction No. 1 and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction No. 5, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction No. 6, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction No. 6, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction No. 6, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

APPENDIX L - PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Brokerage Commissions

The following brokerage commissions were paid by the Fund during the specified time periods:

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund

MFS Blended Research Emerging Markets Equity Fund (commenced September 15, 2015)	August 31, 2017	$27,421
	August 31, 2016	$19,497

MFS Blended Research Global Equity Fund (commenced September 15, 2015)	August 31, 2017	$2,702
	August 31, 2016	$2,962

MFS Blended Research International Equity Fund (commenced September 15, 2015)	August 31, 2017	$136,778
	August 31, 2016	$90,549

MFS Core Equity Fund	August 31, 2017	$632,887
	August 31, 2016	$982,396
	August 31, 2015	$712,226

MFS Global New Discovery Fund	August 31, 2017	$17,752
	August 31, 2016	$13,802
	August 31, 2015	$18,701

MFS Global Real Estate Fund	August 31, 2017	$339,026
	August 31, 2016	$389,600
	August 31, 2015[1]	$139,353

MFS Low Volatility Equity Fund	August 31, 2017	$10,887
	August 31, 2016	$10,826
	August 31, 2015	$3,027

MFS Low Volatility Global Equity Fund	August 31, 2017	$56,377
	August 31, 2016	$24,519
	August 31, 2015	$30,034

MFS Mid Cap Growth Fund	August 31, 2017	$514,233
	August 31, 2016	$603,684
	August 31, 2015	$647,510

MFS New Discovery Fund	August 31, 2017	$793,888
	August 31, 2016	$1,029,258
	August 31, 2015	$2,418,979

Fund	Fiscal Year Ended	Brokerage Commissions Paid by Fund
MFS Research International Fund	August 31, 2017	$3,648,577
	August 31, 2016	$5,891,821
	August 31, 2015	$5,300,833

MFS Technology Fund	August 31, 2017	$335,671
	August 31, 2016	$389,931
	August 31, 2015	$291,419

MFS U.S. Government Cash Reserve Fund	August 31, 2017	$0
	August 31, 2016	$0
	August 31, 2015	$0

MFS U.S. Government Money Market Fund	August 31, 2017	$0
	August 31, 2016	$0
	August 31, 2015	$0

MFS Value Fund	August 31, 2017	$4,378,899
	August 31, 2016	$3,620,656
	August 31, 2015	$3,397,240

1 MFS Global Real Estate Fund changed its fiscal year end from February 28 to August 31 effective for the period ending August 31, 2015.

Securities Issued by Regular Broker/Dealers

During the fiscal year ended August 31, 2017, the Fund purchased securities issued by the following regular broker/dealers of the Fund, and the following table sets forth the value of the Fund’s aggregate holdings of the securities of each such issuer as of August 31, 2017:

Fund	Broker/Dealer	Value of Securities

MFS Blended Research Emerging Markets Equity Fund	None	Not Applicable

MFS Blended Research Global Equity Fund	Goldman Sachs Group Inc.	$0	1
	JPMorgan Chase & Co.	$0	1
	Morgan Stanley	$0	1
	UBS AG	$0	1

MFS Blended Research International Equity Fund	Bradesco S. A CTVM	$0	1

MFS Core Equity Fund	Bank Of America/Merrill Lynch	$21,800,413
	Citigroup Inc.	$45,253,080
	Goldman Sachs Group Inc.	$0	1
	Morgan Stanley	$14,250,327

MFS Global New Discovery Fund	None	Not Applicable

MFS Global Real Estate Fund	None	Not Applicable

Fund	Broker/Dealer	Value of Securities
MFS Low Volatility Equity Fund	Citigroup Inc.	$910,173
	Goldman Sachs Group Inc.	$0	1

MFS Low Volatility Global Equity Fund	None	Not Applicable

MFS Mid Cap Growth Fund	None	Not Applicable

MFS New Discovery Fund	None	Not Applicable

MFS Research International Fund	BNP Paribas	$117,347,582
	UBS AG	$136,351,141

MFS Technology Fund	None	Not Applicable

MFS U.S. Government Cash Reserve Fund	Goldman Sachs Group Inc.	$12,262,000
	JPMorgan Chase & Co.	$0	1
	Bank Of America/Merrill Lynch	$0	1

MFS U.S. Government Money Market Fund	Goldman Sachs Group Inc.	$0	1
	JPMorgan Chase & Co.	$0	1
	Bank Of America/Merrill Lynch	$0	1

MFS Value Fund	Citigroup Inc.	$1,021,605,421
	Goldman Sachs Group Inc.	$1,052,346,547
	JPMorgan Chase & Co.	$2,030,044,601
	Wells Fargo Advisors LLC (PCG)	$1,333,085,113

1 The Fund sold the security prior to August 31, 2017.

Transactions with Research Firms

During the fiscal year ended August 31, 2017, the Fund allocated the following amount of transactions and related commissions to broker/dealer firms that have been deemed by MFS to provide valuable Research (“Research Firms”).  The provision of Research was not necessarily a factor in the placement of this business with such Research Firms.  The amounts shown do not include transactions directed to electronic communications networks owned by the Research Firms for execution only services.

Fund	Dollar Amount of Transactions with Research Firms	Commissions Paid on Transactions with Research Firms

MFS Blended Research Emerging Markets Equity Fund	$27,026,060	$27,228

MFS Blended Research Global Equity Fund	$6,797,460	$2,666

MFS Blended Research International Equity Fund	$224,481,457	$136,459

Fund	Dollar Amount of Transactions with Research Firms	Commissions Paid on Transactions with Research Firms

MFS Core Equity Fund	$1,194,339,809	$549,638

MFS Global New Discovery Fund	$21,871,122	$15,378

MFS Global Real Estate Fund	$423,292,894	$319,610

MFS Low Volatility Equity Fund	$66,224,417	$10,771

MFS Low Volatility Global Equity Fund	$155,693,231	$56,118

MFS Mid Cap Growth Fund	$912,189,246	$450,031

MFS New Discovery Fund	$878,855,878	$641,379

MFS Research International Fund	$3,636,470,411	$3,281,027

MFS Technology Fund	$541,401,908	$209,339

MFS U.S. Government Cash Reserve Fund	$0	$0

MFS U.S. Government Money Market Fund	$0	$0

MFS Value Fund	$9,822,283,011	$4,057,588

APPENDIX M - RECIPIENTS OF NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS

This list of recipients below is current as of October 1, 2017, and any additions, modifications, or deletions to this list that have occurred since that date are not reflected.

Name of Recipient	Purpose of Disclosure
AcadiaSoft	Software Vendor
Barclays Capital	Software Vendor
MSCI BARRA, Inc.	Analytical Tool
Bloomberg, L.P.	Analytical Tool
Board of Trustees	Fund Governance
Capital Confirmations, Inc.	Electronic Confirmation Services Between Fund Auditors and Brokers
Checkfree Corp.	Software Vendor
Citigroup	Analytical Tool
Commcise	Consultant
Deloitte & Touche LLP	Independent Registered Public Accounting Firm for Certain Funds
Eagle Investment Systems Corp	Accounting System
Ernst & Young LLP	Independent Registered Public Accounting Firm for Certain Funds
FactSet Research Systems Inc.	Analytical Tool
GainsKeeper, Inc.	Accounting System
Institutional Shareholder Services Inc.	Proxy Service Provider
ITG, Inc.	Analytical Tool
JP Morgan Chase Bank*	Fund Custodian for Certain Funds/Derivatives Collateral Manager
J.P. Morgan Securities Inc.**	Analytical Tool
Kingswood Steele	Analytical Tool
KPMG, LLP***	Client
Lipper Inc.	Publication Preparation
Markit Group	Pricing Service
Massachusetts Financial Services Company	Fund Management
Merrill Communications	Software Vendor
MFS Fund Distributors, Inc.	Fund Distribution
OMGEO LLC	Software Vendor
RiskMetrics	Analytical Tool
Ropes & Gray LLP	Legal Counsel
RR Donnelly	Software Vendor and Typesetting and Printing Services
R.V. Kuhns & Associates Inc.***	Consultant
S&P Capital IQ	Fund Pricing
State Street Bank and Trust Company	Fund Custodian for Certain Funds
Style Research	Software Vendor
Trade Informatics	Analytical Tool
UBS Asset Management ****	Fund Management

*                           JPMorgan Chase Bank also receives non-public portfolio holdings information from UBS Asset Management in its role as the derivatives collateral manager for the portion of the MFS Global Alternative Strategy Fund for which UBS serves as subadvisor.

**                    JP Morgan Securities receives non-public portfolio holdings information for the MFS High Income Fund only.

***             KPMG, LLP receives limited non-public portfolio holdings information for the MFS Global Equity Fund and the MFS Emerging Markets Debt Fund in order to satisfy auditor independence rules; R.V. Kuhns & Associates, Inc. acts as a consultant to KPMG and receives the same limited non-public holdings information for these Funds.

****      UBS Asset Management receives non-public portfolio holdings information regarding the portion of MFS Global Alternative Strategy Fund for which it serves as subadvisor.

M - 1

APPENDIX N - DESCRIPTION OF RATINGS

The ratings of Moody’s Investors Service, S&P Global Ratings and Fitch Ratings Services represent their opinions as to the quality of various debt instruments. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

Excerpts From Moody’s Investors Service Description of its Ratings

Moody’s Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default.

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

Excerpts From S&P Global Ratings’ Services Description of its Ratings

Issue credit ratings are based, in varying degrees, on S&P Global Ratings’ analysis of the following considerations: (1) the likelihood of payment-the capacity and willingness of the obligor to meet its financial commitments on an obligation in accordance with the terms of the obligation; (2) the nature and provisions of the financial obligation, and the promise Standard and Poor’s imputes; and (3) the protection afforded by, and relative position of, the financial obligation in the event of a bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default.  Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.  (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated ‘C’ is currently highly vulnerable to nonpayment and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P Global Ratings does not rate a particular obligation as a matter of policy.

*The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Excerpts from Fitch Ratings Description of its Ratings

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns, insurance companies and certain sectors within public finance, are generally assigned Issuer Default Ratings (IDRs). IDRs are also assigned to certain entities in global infrastructure and project finance. IDRs opine on an entity’s relative vulnerability to default on financial obligations. The threshold default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts. In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA: Highest credit quality.

‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality.

‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality.

‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality.

‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative.

‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists that supports the servicing of financial commitments.

B: Highly speculative.

‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Substantial credit risk.

Default is a real possibility.

CC: Very high levels of credit risk.

Default of some kind appears probable.

C: Near default.

A default or default-like process has begun, or the issuer is in standstill, or for a closed funding vehicle, payment capacity is irrevocably impaired. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation;

c. the formal announcement by the issuer or their agent of a distressed debt exchange;

d. a closed financing vehicle where payment capacity is irrevocably impaired such that it is not expected to pay interest and/or principal in full during the life of the transaction, but where no payment default is imminent.

RD: Restricted default.

‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced:

a. an uncured payment default on a bond, loan or other material financial obligation, but

b. has not entered into bankruptcy filings, administration, receivership, liquidation, or other formal winding-up procedure, and

c. has not otherwise ceased operating.

This would include:

i. the selective payment default on a specific class or currency of debt;

ii. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

iii. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; ordinary execution of a distressed debt exchange on one or more material financial obligations.

D: Default.

‘D’ ratings indicate an issuer that in Fitch’s opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or that has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

APPENDIX O – INCOME AND FEES RELATED TO SECURITIES LENDING ACTIVITIES

During the fiscal year ended August 31, 2017, the following income and fees were related to securities lending activities:

		Fees related to Securities Lending Activities
Fund	Gross Income	Revenue Split*	Cash Collateral Management#	Rebate	Aggregate Fees	Net Income
MFS Blended Research Emerging Markets Equity Fund	$0	$0	$0	$0	$0	$0
MFS Blended Research Global Equity Fund	$0	$0	$0	$0	$0	$0
MFS Blended Research International Equity Fund	$16,979.10	$1,592.23	$119.30	$937.52	$2,649.05	$14,330.05
MFS Core Equity Fund	$40,189.46	$3,983.33	$324.17	$37.19	$4,344.69	$35,844.77
MFS Global New Discovery Fund	$1,662.10	$163.13	$13.70	$18.83	$195.66	$1,466.44
MFS Global Real Estate Fund	$0	$0	$0	$0	$0	$0
MFS Low Volatility Equity Fund	$0	$0	$0	$0	$0	$0
MFS Low Volatility Global Equity Fund	$1,136.22	$80.84	$25.16	$302.82	$408.82	$727.40
MFS Mid Cap Growth Fund	$23,582.28	$2,625.65	$2,576.79	$0	$5,202.44	$18,379.84
MFS New Discovery Fund	$909,855.01	$89,802.01	$5,396.32	$6,478.10	$101,676.43	$808,178.58
MFS Research International Fund	$794,117.89	$74,331.03	$9,041.00	$41,768.56	$125,140.59	$668,977.30
MFS Technology Fund	$26,306.90	$2,582.15	$91.32	$395.67	$3,069.14	$23,237.76
MFS U.S. Government Cash Reserve Fund	$0	$0	$0	$0	$0	$0
MFS U.S. Government Money Market Fund	$0	$0	$0	$0	$0	$0
MFS Value Fund	$195,574.59	$18,731.80	$3,375.71	$4,881.82	$26,989.33	$168,585.26

*     Administrative and indemnification fees related to securities lending activities are included in the revenue split. There were no other fees related to securities lending activities.

#     Estimated based on historical expenses of securities lending agent’s cash collateral mutual fund and the fund’s average cash collateral balance over the period.

O - 1

Investment Adviser

Massachusetts Financial Services Company

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Distributor

MFS Fund Distributors, Inc.

111 Huntington Avenue, Boston, MA 02199

(617) 954-5000

Shareholder Servicing Agent

MFS Service Center, Inc.

P.O. Box 55824, Boston, MA 02205-5824

Toll free:  1-800-225-2606

MFS SERIES TRUST I

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PART C

Item 28.	Exhibits:

(a)	1

Amended and Restated Declaration of Trust, dated December 16, 2004, previously filed as Exhibit 1 of the Registrant’s Post-Effective Amendment No. 45, filed on December 29, 2004, accession number 0000950156-04-000289.

2

Certification of Amendment to the Declaration of Trust - Establishment and Designation of Classes for MFS Cash Reserve Fund, dated March 10, 2005, previously filed as Exhibit 1(b) of the Registrant’s Post-Effective Amendment No. 46, filed on March 31, 2005, accession number 0000950156-05-000157.

3

Certification of Amendment to the Declaration of Trust - Establishment and Designation of Class R Shares, Class R3 Shares, Class R4 Shares and Class R5 Shares for MFS Core Equity Fund, MFS Core Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Strategic Growth Fund, MFS Technology Fund and MFS Value Fund, dated March 10, 20015, previously filed as Exhibit 1(c) of the Registrant’s Post-Effective Amendment No. 46, filed on March 31, 2005, accession number 0000950156-05-000157.

4

Certification of Amendment to the Declaration of Trust - Redesignation of Class R1 Shares as Class R Shares and of Class R2 Shares as Class R3 Shares for MFS Core Equity Fund, MFS Core Growth Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Strategic Growth Fund, MFS Technology Fund and MFS Value Fund, dated April 1, 20015, previously filed as Exhibit 1(d) of the Registrant’s Post-Effective Amendment No. 46, filed on March 31, 2005, accession number 0000950156-05-000157.

5

Certification of Amendment to the Declaration of Trust - Termination of classes for MFS Strategic Growth Fund J shares, dated April 15, 2005, previously filed as Exhibit 1(e) of the Registrant’s Post-Effective Amendment No. 47, filed on December 29, 2005, accession number 0000950156-05-000409.

6

Certification of Amendment, dated June 29, 2005, to the Declaration of Trust to terminate MFS Managed Sectors Fund, previously filed as Exhibit 1(f) of the Registrant’s Post-Effective Amendment No. 47, filed on December 29, 2005, accession number 0000950156-05-000409.

7

Certification of Amendment to the Declaration of Trust - Establishment and Designation of Class W Shares, dated February 23, 2006, previously filed as Exhibit 1(g) of the Registrant’s Post-Effective Amendment No. 48, filed on February 24, 2006, accession number 0000950156-06-000045.

8

Certification of Amendment to the Declaration of Trust - Establishment and Designation of Class I Shares and Class R Shares for MFS Cash Reserve Fund, dated January 25, 2007, previously filed as Exhibit 7(b) of the Registrant’s Post-Effective Amendment No. 52, filed on January 29, 2007, accession number 0000950156-07-000058.

9

Certification of Amendment to the Declaration of Trust to terminate Class 529A, Class 529B and Class 529C shares of MFS Strategic Growth Fund, dated March 30, 2007, previously filed as Exhibit (a) 9 of the Registrant’s Post-Effective Amendment No. 53, filed on December 27, 2007, accession number 0001193125-07-271951.

10

Certification of Amendment to the Declaration of Trust to terminate MFS Strategic Growth Fund, dated June 22, 2007, previously filed as Exhibit (a) 10 of the Registrant’s Post-Effective Amendment No. 53, filed on December 27, 2007, accession number 0001193125-07-271951.

11

Certification of Amendment to the Declaration of Trust - Redesignation of Class R3 Shares, Class R4 Shares and Class R5 Shares, dated April 22, 2008, previously field as Exhibit (a) 11 of the Registrant’s Post-Effective Amendment No. 54, filed on December 23, 2008, accession number 0001193125-08-259562.

12

Certification of Amendment to the Declaration of Trust - Designation of shares for MFS Cash Reserve Fund, MFS Core Equity Fund, MFS Technology Fund, MFS Core Growth Fund, MFS New Discovery Fund, MFS Research International Fund and MFS Value Fund, dated November 14, 2008, previously field as Exhibit (a) 12 of the Registrant’s Post-Effective Amendment No. 54, filed on December 23, 2008, accession number 0001193125-08-259562.

13	Certification of Amendment to the Declaration of Trust - Establishment and Designation of Class W Shares for MFS New Discovery Fund, dated December 19, 2008, previously field as Exhibit

(a) 13 of the Registrant’s Post-Effective Amendment No. 54, filed on December 23, 2008, accession number 0001193125-08-259562.

14

Certification of Amendment to the Declaration of Trust - Establishment and Designation of Series and Establishment and Designation of Classes for MFS Global Brands Fund, dated June 24, 2011, previously filed as Exhibit (a) 14 of the Registrant’s Post-Effective Amendment No. 58, filed on June 30, 2011, accession number 0001193125-08-259562.

15

Certification of Amendment, dated September 6, 2011, to the Declaration of Trust to terminate MFS Core Growth Fund, previously filed as Exhibit (a) 15 of the Registrant’s Post-Effective Amendment No. 59, filed on September 13, 2011, accession number 0001104659-11-051413.

16

Certification of Amendment to the Declaration of Trust - Redesignation of MFS Global Brands Fund as Global Leaders Fund, dated September 13, 2011, previously filed as Exhibit (a) 16 of the Registrant’s Post-Effective Amendment No. 61, filed on December 28, 2011, accession number 0001104659-11-071376.

17

Certification of Amendment to the Declaration of Trust - Certification of Amendment - Redesignation of Class W Shares for MFS Research International Fund, MFS Value Fund and MFS New Discovery Fund as Class R5 Shares, dated May 21, 2012, previously filed as Exhibit (a) 17 of the Registrant’s Post-Effective Amendment No. 63, filed on December 27, 2012, accession number 0001104659-12-086302.

18

Certification of Amendment to the Declaration of Trust - Certification of Amendment - Establishment and Designation of Class R5 Shares for MFS Core Equity Fund and MFS Technology Fund, dated December 11, 2012, previously filed as Exhibit (a) 17 of the Registrant’s Post-Effective Amendment No. 63, filed on December 27, 2012, accession number 0001104659-12-086302.

19

Certification of Amendment to the Declaration of Trust – Establishment and Designation of Series and Establishment and Designation of Classes for MFS Low Volatility Global Equity Fund and MFS Low Volatility U.S. Equity Fund, dated August 2, 2013, previously filed as Exhibit (a) 19 of the Registrant’s Post-Effective Amendment No. 65, filed on August 9, 2013, accession number 0001104659-13-062108.

20

Certification of Amendment to the Declaration of Trust - Certification of Amendment – Redesignation of Series for MFS Low Volatility U.S. Equity Fund as MFS Low Volatility Equity Fund, dated September 11, 2013, previously filed as Exhibit (a) 20 of the Registrant’s Post-

		Effective Amendment No. 66, filed on November 7, 2013, accession number 0001104659-13-082103.

	21

Certification of Amendment to the Declaration of Trust - Certification of Amendment - Redesignation of Series for MFS Cash Reserve Fund as MFS U.S. Government Cash Reserve Fund, dated June 27, 2014, previously filed as Exhibit (a) 21 of the Registrant’s Post-Effective Amendment No. 70, filed on October 29, 2014, accession number 0001104659-13-082103.

	22

Certification of Amendment to the Declaration of Trust to terminate MFS Global Leaders Fund, dated December 11, 2015, previously filed as Exhibit (a) 22 of the Registrant’s Post-Effective Amendment No. 74, filed on December 23, 2015, accession number 0001104659-16-090539.

	23

Certification of Amendment to the Declaration of Trust, dated May 2, 2016, previously filed as Exhibit (a) 23 of the Registrant’s Post-Effective Amendment No. 76, filed on October 27, 2016, accession number 0001104659-16-152442.

	24

Certification of Amendment to the Declaration of Trust - Redesignation of Class R5 Shares for MFS Core Equity Fund, MFS Low Volatility Equity Fund, MFS Low Volatility Global Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund, MFS U.S. Government Cash Reserve Fund and MFS Value Fund, dated August 12, 2016, previously filed as Exhibit (a) 24 of the Registrant’s Post-Effective Amendment No. 76, filed on October 27, 2016, accession number 0001104659-16-152442.

	25

Certification of Amendment to the Declaration of Trust -Establishing Class T Shares, dated May 9, 2017, previously filed as Exhibit (a) 25 of the Registrant’s Post-Effective Amendment No. 79, filed on December 28, 2017, accession number 0001104659-17-075307.

	26	Certification of Amendment to the Declaration of Trust - Termination of Class for MFS New Discovery Fund, dated April 27, 2018; filed herewith.

	27	Certification of Amendment to the Declaration of Trust - Establishment and Designation of Classes for MFS U.S. Government Cash Reserve Fund, dated August 9, 2018; filed herewith.

(b)	1

Master Amended and Restated By-Laws, dated January 1, 2002 as revised through May 2, 2016, previously filed as Exhibit (b) of the MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60, filed on May 26, 2016, accession number 0001104659-16-123533.

	2

Appendix A, as revised March 29, 2018, to the Master Amended and Restated By-Laws, dated January 1, 2002 as revised through May 2, 2016, previously filed as Exhibit (b) 2 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 110, filed on April 27, 2018, accession number 0001104659-18-027445.

(c)

Copies of instruments defining the rights of shareholders, including the relevant portions of: the Amended and Restated Declaration of Trust, dated December 16, 2004, as amended through August 9, 2018 (see Section 6.2), incorporated by reference as Exhibit 1 of the Registrant’s Post-Effective Amendment No. 45, filed on December 29, 2004, accession number 0000950156-04-000289, and the Amended and Restated By-Laws, dated January 1, 2002 as revised through May 2, 2016 (see Article III), previously filed as Exhibit (b) of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60, filed on May 26, 2016, accession number 0001104659-16-123533.

(d)	1

Investment Advisory Agreement for the Trust, dated January 1, 2002, previously filed as Exhibit 4 of the Registrant’s Post-Effective Amendment No. 40, filed on July 30, 2002, accession number 0000912938-02-000575.

	2

Amendment, dated as of June 22, 2007, to the Investment Advisory Agreement, dated January 1, 2002 by and between MFS Series Trust I on behalf of MFS Core Growth Fund, a series of the Trust and Massachusetts Financial Services Company, previously filed as Exhibit (d) 2 of the Registrant’s Post-Effective Amendment No. 53, filed on December 27, 2007, accession number 0001193125-07-271951.

	3

Amendment, dated as of September 1, 2008, to the Investment Advisory Agreement, dated January 1, 2002 for MFS Cash Reserve Fund, MFS Technology Fund and MFS Value Fund, each a series of MFS Series Trust I and Massachusetts Financial Services Company, previously filed as Exhibit (d) 3 of the Registrant’s Post-Effective Amendment No. 70, filed on December 23, 2008, accession number 0001193125-08-259562.

	4

Investment Advisory Agreement, dated September 27, 2011 by and between the Trust on behalf of MFS Global Leaders Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 4 of the Registrant’s Post-Effective Amendment No. 61, filed on December 28, 2011, accession number 0001104659-11-071376.

	5	Investment Advisory Agreement, dated December 4, 2013, by and between the Trust on behalf of MFS Low Volatility Global Equity Fund and MFS Low Volatility Equity Fund and Massachusetts Financial

Services Company, previously filed as Exhibit (d) 5 of the Registrant’s Post-Effective Amendment No. 68, filed on December 23, 2013, accession number 0001104659-13-091784.

6

Amendment, dated as of December 29, 2015 to the Investment Advisory Agreement, dated December 4, 2013, by and between MFS Series Trust I on behalf of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund and Masschusetts Financial Services Company, previously filed as Exhibit (d) 6 of the Registrant’s Post-Effective Amendment No. 76, filed on October 27, 2016, accession number 0001104659-16-152442.

7

Amendment, dated December 29, 2016, to the Investment Advisory Agreement, by and between MFS Series Trust I on behalf of MFS Core Equity Fund, MFS New Discovery Fund, MFS Research International Fund, and MFS Value Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 7 of the Registrant’s Post-Effective Amendment No. 79, filed on December 28, 2017, accession number 0001104659-17-075307.

8

Amendment, dated August 1, 2017, to the Investment Advisory Agreement, by and between MFS Series Trust I on behalf of MFS Value Fund and Massachusetts Financial Services Company, previously filed as Exhibit (d) 8 of the Registrant’s Post-Effective Amendment No. 79, filed on December 28, 2017, accession number 0001104659-17-075307.

9

Amendment, dated August 1, 2017, to the Investment Advisory Agreement, by and between MFS Series Trust I on behalf of MFS Low Volatility Equity Fund and MFS Low Volatility Global Equity Fund, previously filed as Exhibit (d) 9 of the Registrant’s Post-Effective Amendment No. 79, filed on December 28, 2017, accession number 0001104659-17-075307.

(e)	1

Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated January 1, 1995, previously filed as Exhibit 6 of the Registrant’s Post-Effective Amendment No. 20, filed on March 30, 1995, accession number 0000950146-95-000157.

2

Amendment, dated May 2, 2016, to Distribution Agreement between the Trust and MFS Fund Distributors, Inc., dated January 1, 1995, previously filed as Exhibit (e) 2 of the Registrant’s Post-Effective Amendment No. 76, filed on October 27, 2016, accession number 0001104659-16-163979.

3

Dealer Agreement between MFS Fund Distributors, Inc. “MFD”) and a dealer, as of April 20, 2016, previously filed as Exhibit (e) 3 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60, filed on May 26, 2016, accession 0001104659-16-123533.

(f)	1

Master Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991, as amended and restated February 10, 1999 for MFS Core Equity Fund, MFS Research International Fund and MFS Technology Fund, previously filed as Exhibit 6 of the MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-04253) Post-Effective Amendment No. 20, filed on February 26, 1999, accession number 0000950156-99-000140.

	2

Amendment, dated July 1, 2002, to Master Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991, as amended and restated February 10, 1999 for MFS Core Equity Fund, MFS Research International Fund and MFS Technology Fund, previously filed as Exhibit 6(b) of the Registrant’s Post-Effective Amendment No. 41, filed on December 27, 2002, accession number 0000950156-02-000457.

	3

Retirement Benefit Deferral Plan, dated July 1, 2002 for MFS Core Equity Fund, MFS Research International Fund and MFS Technology Fund, previously filed as Exhibit 6(c) of MFS Series Trust IX (File Nos. 2-50409 and 811-02464) Post-Effective Amendment No. 44, filed on August 1, 2002, accession number 0000912938-02-000581.

(g)	1

Custodian Contract between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 1 of the Registrant’s Post-Effective Amendment No. 52, filed on January 29, 2007, accession number 0000950156-07-000058.

	2

Appendix A, as of December 5, 2016, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 2 of the Registrant’s Post-Effective Amendment No. 77, filed on December 28, 2016, accession number 0001104659-16-163979.

	3

Appendix D, as of December 5, 2016, to the Custodian Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 3 of the Registrant’s Post-Effective Amendment No. 77, filed on December 28, 2016, accession number 0001104659-16-163979.

	4

Amendment to the Custodian Agreement, between the Registrant and State Street Bank and Trust Company, dated September 26, 2017, previously filed as Exhibit (g) 4 of MFS Series Trust XVI (File Nos. 2-36431 and 811-02032) Post-Effective Amendment No. 64, filed on October 26, 2017, accession number 0001104659-17-063917.

	5	Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 4 of the Registrant’s Post-Effective

		Amendment No. 52, filed on January 29, 2007, accession number 0000950156-07-000058.

	6

Appendix A, as of December 5, 2016, to the Fund Accounting Agreement between the Registrant and State Street Bank and Trust Company, dated December 18, 2006, previously filed as Exhibit (g) 5 of the Registrant’s Post-Effective Amendment No. 77, filed on December 28, 2016, accession number 0001104659-16-163979.

	7

Special Custody Account Agreement between State Street Bank and Trust Company, each MFS U.S. registered investment company (MFS New Discovery Fund and MFS Technology Fund) and Morgan Stanley & Co. Incorporated dated March 22, 2000, previously filed as Exhibit (g) 7 of MFS/Sun Life Series Trust (File Nos. 2-83616 and 811-03732) Post-Effective Amendment No. 40, filed on October 3, 2007, accession number 0001193125-07-212460.

	8

Amendment, dated July 30, 2007, to the Special Custody Account Agreement on behalf of MFS Technology Fund, previously filed as Exhibit (g) 8 of MFS/Sun Life Series Trust (File Nos. 2-83616 and 811-03732) Post-Effective Amendment No. 40, filed on October 3, 2007, accession number 0001193125-07-212460.

(h)	1

Shareholder Servicing Agent Agreement between Registrant and Massachusetts Financial Service Center, dated September 10, 1986, previously filed as Exhibit 9(a) of MFS Series Trust II (File Nos. 33-07637 and 811-04775) Post-Effective Amendment No. 17, filed on October 13, 1995, accession number 0000912938-95-000235.

	2

Amendment to Exhibit B of the Shareholder Servicing Agent Agreements to amend fee schedule, dated April 1, 2003, previously filed as Exhibit No. 8(b) of the Registrant’s Post-Effective Amendment No. 42, filed on October 30, 2003, accession number 0000912938-03-000441.

	3

Amendment to Shareholder Servicing Agent Agreements, dated February 22, 2005, previously filed as Exhibit No. 8(c) of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 55, filed on March 14, 2005, accession number 0001047469-05-006333.

	4

Amendment (Massachusetts Privacy Provision), dated February 15, 2011, to the Shareholder Servicing Agent Agreement, dated September 10, 1986, previously filed as Exhibit (h) 4 of the Registrant’s Post-Effective Amendment No. 58, filed on June 30, 2011, accession number 0001104659-11-037267.

	5	Amendment, dated May 2, 2016, to the Shareholder Servicing Agent Agreements, dated February 22, 2005, previously filed as Exhibit (h)

5 of the Registrant’s Post-Effective Amendment No. 76, filed on October 27, 2016, accession number 0001104659-16-152442.

6

Amendment, dated February 13, 2018, to the Shareholder Servicing Agent Agreements, dated August 1, 1985, previously filed as Exhibit No. (h) 6 of MFS Series Trust VI (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 46, filed on February 27, 2018, accession number 0001104659-18-012553.

7

Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 5 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 92, filed on September 25, 2014, accession number 0001104659-14-068212.

8

Amendment, dated May 2, 2016, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 6 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60, filed on May 26, 2016, accession number 0001104659-16-123533.

9

Amendment, dated April 4, 2017, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 7 of Massachusetts Investors Trust (33-01657 and 811-04492) Post-Effective Amendment No. 108, filed on April 27, 2017, accession number 0001104659-17-026678.

10

Exhibit A, dated March 29, 2018, to the Master Administrative Services Agreement, dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 9 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 110, filed on April 27, 2018, accession number 0001104659-18-027445.

11

Exhibit D, as revised January 1, 2018, the Administrative Fee Schedule to the Master Administrative Services Agreement dated March 1, 1997, as amended and restated August 1, 2014, previously filed as Exhibit (h) 11 of MFS Series Trust VI (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 46, filed on February 27, 2018, accession number 0001104659-18-012553.

12

Attachment 1 to Exhibit D - Revised fund listing to Fee Schedule, previously filed as Exhibit (h) 11 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 110, filed on April 27, 2018, accession number 0001104659-18-027445.

13

Exhibit E, dated April 4, 2017, to the Master Administrative Services Agreement, dated March 1, 1999, as amended and restated August 1, 2014, previously filed as Exhibit (h) 7 of Massachusetts Investors Trust (File Nos. 2-11401 and 811-00203) Post-Effective Amendment No. 108, filed on April 27, 2017, accession number 0001104659-17-026678.

14

Master 529 Administrative Service Agreement, dated August 1, 2002, as amended and restated February 15, 2011, previously filed as Exhibit (h) 9 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 78, filed on March 25, 2011, accession number 0001104659-11-016623.

15

Amendment, dated May 2, 2016, to the Master 529 Administrative Service Agreement, dated August 1, 2002, as amended and restated February 15, 2011, previously filed as Exhibit (h) 11 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 60, filed on May 26, 2016, accession number 0001104659-16-123533.

16

Amendment No. 2, dated December 11, 2017, to the Master 529 Administrative Service Agreement, dated August 1, 2002, as amended and restated February 11, 2011, previously filed as Exhibit (h) 15 of the Registrant’s Post-Effective Amendment No. 79, filed on December 28, 2017, accession 0001104659-17-075307.

17

Exhibit A, dated April 27, 2018, to the Master 529 Administrative Service Agreement, dated August 1, 2002, as amended and restated April 1, 2008 as amended and restated February 15, 2011, previously filed as Exhibit (h) 16 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 64, filed on May 30, 2018, accession 0001104659-18-036607.

18

Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 10 of MFS Series Trust XI (File Nos. 33-68310 and 811-07992) Post-Effective Amendment No. 30, filed on January 27, 2010, accession number 0001193125-10-014142.

19

Amendment No. 1, dated September 15, 2010, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 9 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 76, filed on November 24, 2010, accession number 0001104659-10-059884.

20	Amendment No. 2, dated August 29, 2011, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 12 of MFS Series Trust X (File Nos. 33-

01657 and 811-04492) Post-Effective Amendment No. 82, filed on September 27, 2011, accession number 0001104659-11-053496.

21

Amendment No. 3, dated January 1, 2012, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 13 of MFS Series Trust IX (File Nos. 2-50409 and 811-02464) Post-Effective Amendment No. 78, filed on February 27, 2012, accession number 0001104659-12-012885.

22

Amendment No. 4, dated June 1, 2012, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 13 of MFS Series Trust XIII (File Nos. 2-74959 and 811-03327) Post-Effective Amendment No. 51, filed on June 27, 2012, accession number 0001104659-12-046059.

23

Amendment No. 5, dated July 17, 2012, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 12 of MFS Series Trust XII (File Nos. 333-126328 and 811-21780) Post-Effective Amendment No. 27, filed on August 15, 2012, accession number 0001104659-12-058080.

24

Amendment No. 6, dated January 1, 2013, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 17 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 72, filed on January 25, 2013, accession number 0001104659-13-004548.

25

Amendment No. 7, dated January 1, 2014, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 16 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 74, filed on January 27, 2014, accession number 0001104659-14-004229.

26

Amendment No. 8, dated January 1, 2016, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 20 of MFS Series Trust V (File Nos. 2-38613 and 811-02031) Post-Effective Amendment No. 78, filed on January 27, 2016, accession number 0001104659-16-091567.

27

Amendment, No. 9, dated September 1, 2016, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 22 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 124, filed on September 27, 2016, accession number 0001104659-16-146714.

28

Amendment, No. 10, dated April 4, 2017, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 23 of MFS Series Trust III (File Nos. 2-60491 and 811-02794)

		Post-Effective Amendment No. 62, filed on May 30, 2017, accession number 0001104659-17-036125.

	29

Amendment, No. 11, dated September 12, 2017, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 26 of MFS Series Trust X (File Nos. 33-01657 and 811-04492) Post-Effective Amendment No. 132, filed on September 27, 2017, accession number 0001104659-17-059046.

	30

Amendment No. 12, dated March 29, 2018, to the Amended and Restated Special Servicing Agreement, dated January 1, 2010, previously filed as Exhibit (h) 29 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 64, filed on May 30, 2018, accession number 0001104659-18-036607.

(i)		Opinion and Consent of Counsel, dated September 13, 2018; filed herewith.

(j)	1

Consent of Deloitte & Touche LLP, dated December 27, 2017 on behalf of MFS Low Volatility Global Equity Fund and MFS U.S. Government Cash Reserve Fund, previously filed as Exhibit (j) 1 of the Registrant’s Post-Effective Amendment No. 79, filed on December 28, 2017, accession number 0001104659-17-075307.

	2

Consent of Ernst & Young LLP, dated December 27, 2017 on behalf of MFS Core Equity Fund, MFS Low Volatility Equity Fund, MFS New Discovery Fund, MFS Research International Fund, MFS Technology Fund and MFS Value Fund, previously filed as Exhibit (j) 2 of the Registrant’s Post-Effective Amendment No. 79, filed on December 28, 2017, accession number 0001104659-17-075307.

	3	Consent of Deloitte & Touche LLP, dated September 13, 2018, on behalf of MFS U.S. Government Cash Reserve Fund; filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	1

Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 1, 1997, as Amended and Restated effective May 30, 2012, previously filed as Exhibit (m) of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 48, filed on May 29, 2012, accession number 0001104659-12-040279.

2

Exhibit A, as revised April 27, 2018, to the Amended and Restated Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective January 1, 1997, as Amended and Restated effective May 30, 2012, previously filed as

Exhibit (m) 2 of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 64, filed on May 30, 2018, accession number 0001104659-18-036607.

(n)	1

Amended and Restated Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, effective September 6, 1996 as amended and restated April 23, 2018, previously filed as Exhibit (n) of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 64, filed on May 30, 2018, accession number 0001104659-18-036607.

(o)	Reserved.

(p)

MFS Code of Ethics Policy effective April 30, 2018, previously filed as Exhibit (p) of MFS Series Trust III (File Nos. 2-60491 and 811-02794) Post-Effective Amendment No. 64, filed on May 30, 2018, accession number 0001104659-18-036607.

Power of Attorney, dated April 4, 2017 (DiLorenzo) (Yost); filed herewith

Power of Attorney, dated January 1, 2018 (Trustees); filed herewith

Item 29.                                                  Persons Controlled by or under Common Control with the Registrant

The Registrant does not control or have common control over any persons.

Item 30.                                                  Indemnification

The Registrant’s organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacities.  Subject to certain exceptions and limitations, Article V of the Registrant’s Amended and Restated Declaration of Trust provides that every person who is or has been a Trustee, Advisory Trustee or officer of the Trust shall be indemnified by the Trust against all liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which that individual becomes involved as a party or otherwise by virtue of being or having been a Trustee, Advisory Trustee or officer and against amounts paid or incurred by that individual in the settlement thereof.

In addition, section 4 of the Distribution Agreement provides that MFS Fund Distributors, Inc. (“MFD”) will indemnify and hold harmless the Trust and each of its Trustees and officers and each person, if any, who controls the Trust within the meaning of Section 15 of the Securities Act of 1933, as amended (the “Act”) against any loss, liability, damages, claim or expense (including the reasonable cost of investigating or defending any alleged loss, liability, damages, claim or expense and reasonable counsel fees incurred in connection therewith), arising by reason of any person’s acquiring any shares, which may be based upon the Act or any other statute or common law, on account of any wrongful act of MFD or any of its employees (including any failure to conform with any requirement of any state or federal law or the Rules of Fair Practice of the National Association of Securities Dealers, Inc. relating to the sale of shares) or on the ground that the registration statement or prospectus as from time to time may be amended and supplemented, includes an untrue statement of a material fact or omits to state a material fact required to be stated therein or necessary  in order to make the statements therein not misleading, unless any such act, statement or omission was made in reliance upon information furnished to MFD by or on behalf of the Trust, provided however that in no case is the indemnity of MFD in favor of any person indemnified to be deemed to protect the Trust or any such person against any liability to which the Trust or any such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its or his duties or by reason of its or his reckless disregard of its obligations and duties under the Distribution Agreement.

In addition, section 8 of the Shareholder Servicing Agent Agreement provides that the Fund will indemnify MFS Service Center, Inc. against and hold harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (i) not resulting from bad faith or negligence, and arising out of, or in connection with, its duties on behalf of the Fund thereunder, (ii) as a result of acting in accordance with instructions reasonably believed to have been executed or orally communicated by any person duly authorized by the Fund or its principal underwriter, or as a result of acting in accordance with written or oral advice reasonably believed to have been given by counsel for the Fund, or as a result of acting in accordance with any instrument or share certificate reasonably believed to have been genuine and signed, countersigned  or executed by any person or persons authorized to sign, countersign or execute the same (unless contributed to by gross negligence or bad faith).

The Trustees and Officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy.  The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

The Trust has also agreed to contractually provide each Trustee with assurance that indemnification will be available.  The agreement between the Trust and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses, provides that each of the Funds severally shall indemnify and hold harmless the Trustee against any and all expenses as defined therein actually incurred or paid by the Trustee in any proceeding as defined therein in connection with the Trustee’s service to the relevant Fund, unless (i) the Trustee did not act in good faith in the reasonable belief that his or her action was in the best interests of the Fund or (ii) the Trustee is liable to the Fund or its shareholders by reason of the Trustee’s disabling conduct, and  there has been a final adjudication on the merits in a relevant proceeding that the Trustee’s conduct fell within (i) or (ii).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 31.                                                  Business and Other Connections of Investment Adviser

Business backgrounds of the principal executive officers and directors of Massachusetts Financial Services Company, the Registrant’s investment adviser (the “Investment Adviser” or “MFS”) that also hold positions with the Registrant are included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement.  Certain principal executive officers and directors of the Investment Adviser serve as officers or directors of some or all of the Investment Adviser’s corporate affiliates and certain officers of the Investment Adviser serve as officers of some or all of the MFS funds and/or officers or directors of certain MFS investment products.  Each principal executive officer of MFS has been engaged during the past two fiscal years in no business profession, vocation or employment of a substantial nature other than as an officer and/or director of the Investment Adviser or certain of the Investment Adviser’s corporate affiliates except as noted under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement.

Principal executive officers and directors of the Investment Advisor not included under “Trustees and Officers” in the Statement(s) of Additional Information included in this Registration Statement are listed below:

Name and Current Position	Business, profession, vocation or
with the Investment Adviser	employment

Michael W. Roberge	Director, MFS
Director, Chief Executive Officer and Chief Invesment Officer, MFS	Chief Executive Officer, MFS Co-Chief Executive Officer, MFS (January 2015-December 2016)

Stephen C. Peacher	President, Sun Life Investment Management
Director, MFS

Kevin D. Strain Director, MFS	Executive Vice President and Chief Financial Officer of Sun Life Financial

The identity of those corporate affiliates is identified below.

Investment Adviser Corporate Affiliate	Address
MFS Institutional Advisors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
MFS Fund Distributors, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

MFS Service Center, Inc.	100 Hancock Street, Quincy, MA 02171 U.S.A.
MFS International LTD.	Canon’s Court, 22 Victoria Street, Hamilton, HM12, Bermuda
MFS International Holdings PTY LTD	One Carter Lane London EC4V 5ER U.K.
MFS International Australia PTY LTD	Level 15, 20 Martin Place Sydney, NSW 2000, Australia
MFS International (U.K.) Limited	One Carter Lane, London EC4V 5ER, U.K.
MFS International Switzerland GMBH	Bahnhofstrasse 100, 8001 Zurich, Switzerland
MFS International (Hong Kong) Limited	Unit 1301, 13th Floor Henley Building 5 Queen’s Road Central, Hong Kong
MFS Financial Management Consulting (Shanghai) Co., LTD	Suite 3137, 31st Floor, No. 88 Century Avenue Shanghai, China
MFS do Brasil Desenvolvimento de Mercado Ltda. (Brazil)	Rua Joaquim Floriano, 1.052 - 11[o] Andar, conjunto 111, Itaim Bibi, Sao Paulo, SP, Brazil 04534-004
MFS International (Chile) SPA	Santiago Isidora 3000 Av Isidora Goyenechea #3000, Las Condes, Santiago, Chile
MFS International Singapore PTE. LTD.	501 Orchard Road, #13-01/03/04 Wheelock Place Singapore 238880
MFS Investment Management Company (LUX) S.a.r.l.	35, Boulevard du Prince Henri L-1724 Luxembourg
MFS Investment Management K.K.	16 F Daido Seimei Kasumigaseki Building, 1-4-2 Kasumigaseki 1-chome, Chiyoda-ku, Tokyo, Japan 100-0013
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.
3060097 Nova Scotia Company	1959 Upper Water Street Suite 1100, Halifax, Nova Scotia, Canada B3J3N2
MFS Investment Management Canada Limited	77 King Street West, 35th Floor Toronto, Ontario, Canada M5K 1B7
MFS Bermuda Holdings LTD.	Canon’s Court 22 Victoria Street Hamilton, HM 12, Bermuda
MFS Heritage Trust Company	111 Huntington Ave., Boston, Massachusetts 02199 U.S.A.

The MFS Funds include the following.  The address of the MFS Funds is:  111 Huntington Ave., Boston, MA 02199.

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Municipal Income Trust

MFS Multimarket Income Trust

MFS Special Value Trust

Item 32.                                                  Principal Underwriters

(a)                                 MFS Fund Distributors, Inc. (the “Distributor”) acts as the principal underwriter of the following investment companies:

Massachusetts Investors Trust

Massachusetts Investors Growth Stock Fund

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XV

MFS Series Trust XVI

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS Institutional Trust

(b)                     Directors and officers of the Distributor are described below:

Name	Title with the Distributor	Positions with the Registrant

Michael S. Keenan	Director and President	None
Carol Geremia	Director and Chairman of the Board	None
Heidi W. Hardin	Secretary	Secretary and Clerk
Mary K. Scotten	Chief Compliance Officer	None
Charuda (Bee) Upatham-Costello	Treasurer and Senior Group Controller	None
Kimberly M. Collins	Assistant Secretary	None
Ethan D. Corey	Assistant Secretary	Assistant Secretary and Assistant Clerk
Daniel W. Finegold	Assistant Secretary	None
Mitchell C. Freestone	Assistant Secretary	None
Jay C. Herold	Assistant Secretary	None
Joseph A. Zelic	Tax Officer and Assistant Treasurer	None

The principal business address of each of these persons is 111 Huntington Ave., Boston, MA 02199.

(c)                      Not applicable.

Item 33.                                                  Location of Accounts and Records

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME	ADDRESS

Massachusetts Financial Services Company (investment adviser)	111 Huntington Avenue Boston, MA 02199
MFS Fund Distributors, Inc. (principal underwriter)	111 Huntington Avenue Boston, MA 02199
State Street Bank & Trust Company (custodian)	State Street Financial Center One Lincoln Street Boston, MA 02111-2900
JP Morgan Chase (custodian)	270 Park Avenue New York, NY 10017
MFS Service Center, Inc. (transfer agent)	100 Hancock Street North Quincy, MA 02171
Ropes & Gray (counsel)	Prudential Tower 800 Boylston Street Boston, MA 02199-3600
Iron Mountain, Inc. (storage vendor)	1 Federal Street Boston, MA 02110
Institutional Shareholder Services, Inc. (proxy voting administrator)	702 King Farm Boulevard Suite 400 Rockville, MD 20850-4045
UBS Asset Management (Americas) Inc., (sub-adviser)	1285 Avenue of the Americas New York, NY 10019
Sun Capital Advisers LLC (former investment adviser)	1 Sun Life Park Wellesley Hills, MA 02481
Autonomy Corporation Limited (storage vendor)	1140 Enterprise Way Sunnyvale, CA 94089-1412
The Depository Trust Company (DTC)	55 Water Street New York, NY 10041

DST Systems, Inc. (technology vendor)	333 West 11th Street Kansas City, MO 64105
TerraNua U.S. Corp d.b.a. My Compliance Office (personal trading system)	535 5th Avenue 4th floor New York, NY 10017
Charles River Development (investment related records)	700 District Avenue Burlington, MA 01803

Item 34.                                                  Management Services

None.

Item 35.                                                  Undertakings

None.

NOTICE

Notice is hereby given that this Registration Statement has been executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders of the Registrant individually, but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 13th of September, 2018.

MFS® SERIES TRUST I

By:	DAVID L. DILORENZO*
Name:	David L. DiLorenzo
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on September 13, 2018.

SIGNATURE	TITLE

DAVID L. DILORENZO*	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST*	Principal Financial and Accounting Officer
James O. Yost

STEVEN E. BULLER*	Trustee
Steven E. Buller

JOHN A. CAROSELLI*	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

CLARENCE OTIS, JR.*	Trustee
Clarence Otis, Jr.

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH*	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

	*By:	CHRISTOPHER R. BOHANE
	Name:	Christopher R. Bohane
as Attorney-in-fact

Executed by Christopher R. Bohane on behalf of those indicated pursuant to (i) a Power of Attorney, dated January 1, 2018 (Trustees), and (ii) a Power of Attorney, dated April 4, 2017 (DiLorenzo) (Yost); filed herewith.

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, a Trustee of each of the above-mentioned Registrants, hereby severally constitutes and appoints Heidi W. Hardin, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan A. Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 1st day of January, 2018.

STEVEN E BULLER	Trustee
Steven E. Buller

JOHN A. CAROSELLI	Trustee
John A. Caroselli

MAUREEN R. GOLDFARB	Trustee
Maureen R. Goldfarb

MICHAEL HEGARTY	Trustee
Michael Hegarty

JOHN P. KAVANAUGH	Trustee
John P. Kavanaugh

ROBERT J. MANNING	Trustee
Robert J. Manning

CLARENCE OTIS, JR.	Trustee
Clarence Otis, Jr.

MARYANNE L. ROEPKE	Trustee
Maryanne L. Roepke

ROBIN A. STELMACH	Trustee
Robin A. Stelmach

LAURIE J. THOMSEN	Trustee
Laurie J. Thomsen

MFS Series Trust I

MFS Series Trust II

MFS Series Trust III

MFS Series Trust IV

MFS Series Trust V

MFS Series Trust VI

MFS Series Trust VII

MFS Series Trust VIII

MFS Series Trust IX

MFS Series Trust X

MFS Series Trust XI

MFS Series Trust XII

MFS Series Trust XIII

MFS Series Trust XIV

MFS Series Trust XV

MFS Series Trust XVI

Massachusetts Investors Growth Stock Fund

Massachusetts Investors Trust

MFS Institutional Trust

MFS Municipal Series Trust

MFS Variable Insurance Trust

MFS Variable Insurance Trust II

MFS Variable Insurance Trust III

MFS California Municipal Fund

MFS Charter Income Trust

MFS Government Markets Income Trust

MFS High Income Municipal Trust

MFS High Yield Municipal Trust

MFS Intermediate High Income Fund

MFS Intermediate Income Trust

MFS Investment Grade Municipal Trust

MFS Multimarket Income Trust

MFS Municipal Income Trust

MFS Special Value Trust

(each a “Registrant”)

POWER OF ATTORNEY

The undersigned, being the President and Principal Executive Officer, and Treasurer and Principal Financial and Accounting Officer, respectively, of each of the above-mentioned Registrants, hereby severally constitutes and appoints Heidi W. Hardin, Christopher R. Bohane, Thomas H. Connors, Brian E. Langenfeld and Susan A.

Pereira, and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for each of the undersigned, in the names of, and in the capacities indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have hereunto set their hand on this 4th day of April, 2017.

DAVID L. DILORENZO	President (Principal Executive Officer)
David L. DiLorenzo

JAMES O. YOST	Principal Financial and Accounting Officer
James O. Yost

INDEX TO EXHIBITS

EXHIBIT NO.		DESCRIPTION OF EXHIBIT	PAGE NO.

(a)	26	Certification of Amendment to the Declaration of Trust - Termination of Class for MFS New Discovery Fund, dated April 27, 2018.

	27	Certification of Amendment to the Declaration of Trust - Establishment and Designation of Classes for MFS U.S. Government Cash Reserve Fund, dated August 9, 2018.

(i)		Opinion and Consent of Counsel, dated September 13, 2018.

(j)	3	Consent of Deloitte & Touche LLP, dated September 12, 2018, on behalf of MFS U.S. Government Cash Reserve Fund.